HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
1
Shares Security Description
Value
(000)
Common Stocks — 99.51%
Aerospace & Defense — 1.55%
1,081
AAR Corp.(a) .................... $ 61
327
AeroVironment, Inc.(a) .............. 39
609
Cadre Holdings, Inc. ................ 18
700
Curtiss-Wright Corp. ............... 222
1,094
Ducommun, Inc.(a) ................ 63
5,461
General Dynamics Corp. ............. 1,489
3,456
HEICO Corp. ..................... 923
728
HEICO Corp., Class - A ............. 154
9,052
Kratos Defense & Security Solutions, Inc.(a) 269
5,883
L3Harris Technologies, Inc. .......... 1,231
9,411
Lockheed Martin Corp. .............. 4,204
64
Moog, Inc., Class - A ............... 11
2,258
Northrop Grumman Corp. ............ 1,156
4,289
Rocket Lab USA, Inc.(a) ............ 77
67,703
RTX Corp. ....................... 8,968
5,412
The Boeing Co.(a) ................. 923
4,895
TransDigm Group, Inc. .............. 6,771
4,770
Triumph Group, Inc.(a) .............. 121
26,700
Air Freight & Logistics — 0.22%
5,251
Expeditors International of Washington, Inc. 631
4,786
FedEx Corp. ..................... 1,167
3,544
GXO Logistics, Inc.(a) .............. 138
1,172
Hub Group, Inc., Class - A ........... 44
16,845
United Parcel Service, Inc., Class - B .... 1,853
3,833
Automobile Components — 0.11%
12,225
Dana, Inc. ....................... 163
554
Dorman Products, Inc.(a) ............ 67
585
Gentex Corp. ..................... 14
12,500
Lear Corp. ....................... 1,102
1,395
Patrick Industries, Inc. .............. 118
39,645
The Goodyear Tire & Rubber Co.(a) .... 366
872
Visteon Corp.(a) ................... 68
1,898
Automobiles — 1.25%
71,725
Ford Motor Co. ................... 719
79,978
Tesla, Inc.(a) ..................... 20,728
21,447
Banks — 3.35%
894
1st Source Corp. .................. 54
1,715
Ameris Bancorp ................... 99
1,712
Axos Financial, Inc.(a) .............. 110
3,234
Banc of California, Inc. ............. 46
1,048
BancFirst Corp. ................... 115
236,345
Bank of America Corp. .............. 9,863
29,893
Bank OZK ....................... 1,299
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
6,251
BankUnited, Inc. .................. $ 215
1,471
Bankwell Financial Group, Inc. ........ 44
2,970
BCB Bancorp, Inc. ................. 29
4,171
Berkshire Hills Bancorp, Inc. ......... 109
418
Byline Bancorp, Inc. ................ 11
3,999
Capitol Federal Financial, Inc. ......... 22
2,951
Cathay General Bancorp ............. 127
7,844
Citigroup, Inc. .................... 557
60,325
Citizens Financial Group, Inc. ......... 2,472
9,351
Columbia Banking System, Inc. ....... 233
3,488
Columbia Financial, Inc.(a) ........... 52
56,548
Comerica, Inc. .................... 3,340
722
Commerce Bancshares, Inc. .......... 45
1,092
Community Financial System, Inc. ..... 62
1,095
Community Trust Bancorp, Inc. ........ 55
1,054
Community West Bancshares ......... 19
2,630
ConnectOne Bancorp, Inc. ........... 64
3,479
Cullen/Frost Bankers, Inc. ............ 436
9,064
CVB Financial Corp. ............... 167
32,941
East West Bancorp, Inc. ............. 2,957
688
Enterprise Financial Services Corp. ..... 37
6,060
FB Financial Corp. ................. 281
13,076
Fifth Third Bancorp ................ 513
24,739
First Bancorp ..................... 474
2,460
First Bancorp ..................... 99
2,341
First Bank ....................... 35
3,516
First Busey Corp. .................. 76
591
First Citizens BancShares, Inc., Class - A . 1,096
3,703
First Commonwealth Financial Corp. .... 58
3,478
First Financial Bancorp .............. 87
22,418
First Foundation, Inc. ............... 116
6,815
First Hawaiian, Inc. ................ 167
91,124
First Horizon Corp. ................ 1,770
3,590
First Merchants Corp. ............... 145
1,077
First Mid Bancshares, Inc. ........... 38
6,458
Fulton Financial Corp. .............. 117
1,287
German American Bancorp, Inc. ....... 48
561
Glacier Bancorp, Inc. ............... 25
3,205
Hancock Whitney Corp. ............. 168
868
Hilltop Holdings, Inc. ............... 26
18,862
HomeStreet, Inc.(a) ................ 221
4,173
Hope Bancorp, Inc. ................ 44
78,113
Huntington Bancshares, Inc. .......... 1,172
3,570
Independent Bank Corp. ............. 224
129
International Bancshares Corp. ........ 8
67,705
JPMorgan Chase & Co. ............. 16,607
1,193
Lakeland Financial Corp. ............ 71
3,497
M&T Bank Corp. .................. 625
1,295
Midland States Bancorp, Inc. ......... 22
1,943
National Bank Holdings Corp., Class - A . 74
695
NBT Bancorp, Inc. ................. 30

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
663
Nicolet Bankshares, Inc. ............. $ 72
3,969
Northwest Bancshares, Inc. ........... 48
6,060
OceanFirst Financial Corp. ........... 103
3,649
OFG Bancorp .................... 146
2,194
Old Second Bancorp, Inc. ............ 37
1,467
Origin Bancorp, Inc. ................ 51
1,149
Orrstown Financial Services, Inc. ...... 34
1,042
Pacific Premier Bancorp, Inc. ......... 22
559
Peoples Bancorp, Inc. ............... 17
1,889
Pinnacle Financial Partners, Inc. ....... 200
3,750
Provident Bancorp, Inc.(a) ........... 43
1,157
QCR Holdings, Inc. ................ 83
106,556
Regions Financial Corp. ............. 2,315
670
Renasant Corp. ................... 23
635
Sandy Spring Bancorp, Inc. ........... 18
1,467
Seacoast Banking Corp. of Florida ...... 38
990
ServisFirst Bancshares, Inc. .......... 82
3,954
Simmons First National Corp., Class - A . 81
997
SouthState Corp. .................. 93
3,405
Sterling Bancorp, Inc.(a) ............. 16
1,311
Stock Yards Bancorp, Inc. ............ 91
34,305
Synovus Financial Corp. ............. 1,603
510
Texas Capital Bancshares, Inc.(a) ...... 38
2,444
The Bank of N.T. Butterfield & Son Ltd. . 95
8,270
The PNC Financial Services Group, Inc. . 1,454
3,235
Towne Bank ..................... 111
393
TriCo Bancshares .................. 16
240
Triumph Financial, Inc.(a) ............ 14
596
TrustCo Bank Corp. NY ............. 18
2,275
United Bankshares, Inc. ............. 79
3,391
United Community Banks, Inc. ........ 95
2,044
Univest Financial Corp. ............. 58
2,879
Veritex Holdings, Inc. ............... 72
13,406
Wells Fargo & Co. ................. 962
7,014
WesBanco, Inc. ................... 217
16,779
Western Alliance Bancorp ............ 1,289
623
Western New England Bancorp, Inc. .... 6
963
Wintrust Financial Corp. ............. 108
1,135
WSFS Financial Corp. .............. 59
10,848
Zions Bancorp NA ................. 541
57,524
Beverages — 1.36%
9,103
Brown-Forman Corp., Class - B ....... 309
1,320
Celsius Holdings, Inc.(a) ............. 47
2,846
Constellation Brands, Inc., Class - A .... 522
6,891
Keurig Dr Pepper, Inc. .............. 236
26,922
Monster Beverage Corp.(a) ........... 1,575
57,885
PepsiCo, Inc. ..................... 8,679
6,267
Primo Brands Corp. ................ 222
163,217
The Coca-Cola Co. ................. 11,691
Shares Security Description
Value
(000)
Common Stocks (continued)
Beverages (continued)
341
The Vita Coco Co., Inc.(a) ........... $ 10
23,291
Biotechnology — 2.28%
8,564
2seventy bio, Inc.(a) ................ 42
50,590
AbbVie, Inc. ..................... 10,601
892
Agios Pharmaceuticals, Inc.(a) ........ 26
665
Alkermes PLC(a) .................. 22
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 3,059
25,106
Amgen, Inc. ...................... 7,822
1,323
Anavex Life Sciences Corp.^(a) ....... 11
468
Apellis Pharmaceuticals, Inc.(a) ....... 10
769
Biohaven Ltd.(a) .................. 18
1,111
Blueprint Medicines Corp.(a) ......... 98
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 29
455
Crinetics Pharmaceuticals, Inc.(a) ...... 15
1,049
Cytokinetics, Inc.(a) ................ 42
24,003
Design Therapeutics, Inc.(a) .......... 93
3,633
Dynavax Technologies Corp.(a) ........ 47
4,978
Halozyme Therapeutics, Inc.(a) ........ 318
1,019
Insmed, Inc.(a) .................... 78
9,060
Kodiak Sciences, Inc.(a) ............. 25
388
Krystal Biotech, Inc.(a) .............. 70
3,976
MannKind Corp.(a) ................ 20
19,253
Moderna, Inc.(a) .................. 546
14,064
Natera, Inc.(a) .................... 1,989
800
Neurocrine Biosciences, Inc.(a) ........ 88
612
Nuvalent, Inc., Class - A(a) ........... 43
6,995
Olema Pharmaceuticals, Inc.(a) ........ 26
2,087
PDL BioPharma, Inc.(a) ............. 3
700
Prothena Corp. PLC(a) .............. 9
1,755
PTC Therapeutics, Inc.(a) ............ 89
2,019
Regeneron Pharmaceuticals, Inc. ....... 1,281
3,305
REVOLUTION Medicines, Inc.(a) ..... 117
745
Rhythm Pharmaceuticals, Inc.(a) ....... 39
1,372
SpringWorks Therapeutics, Inc.(a) ...... 61
2,137
Syndax Pharmaceuticals, Inc.(a) ....... 26
574
Twist Bioscience Corp.(a) ............ 23
18,542
United Therapeutics Corp.(a) ......... 5,716
8,199
Vanda Pharmaceuticals, Inc.(a) ........ 38
3,598
Vaxcyte, Inc.(a) ................... 136
1,163
Veracyte, Inc.(a) ................... 34
1,839
Vericel Corp.(a) ................... 82
12,418
Vertex Pharmaceuticals, Inc.(a) ........ 6,020
13,314
Viking Therapeutics, Inc.(a) .......... 322
1,004
XOMA Royalty Corp.(a) ............ 20
14,136
Y-mAbs Therapeutics, Inc.(a) ......... 63
39,217
Broadline Retail — 3.87%
330,508
Amazon.com, Inc.(a) ............... 62,883

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Broadline Retail (continued)
15,760
eBay, Inc. ....................... $ 1,067
331
Etsy, Inc.(a) ...................... 16
8,527
Macy's, Inc. ...................... 107
928
MercadoLibre, Inc.(a) ............... 1,810
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 596
66,479
Building Products — 0.48%
10,045
A.O. Smith Corp. .................. 657
1,948
Apogee Enterprises, Inc. ............. 90
404
Armstrong World Industries, Inc. ....... 57
2,770
AZZ, Inc. ....................... 232
38,763
Carrier Global Corp. ................ 2,458
441
Gibraltar Industries, Inc.(a) ........... 26
443
Insteel Industries, Inc. ............... 12
13,273
Johnson Controls International PLC ..... 1,063
6,549
Masco Corp. ..................... 455
2,456
Masterbrand, Inc.(a) ................ 32
9,049
Trane Technologies PLC ............. 3,048
2,342
Zurn Elkay Water Solutions Corp. ...... 77
8,207
Capital Markets — 2.83%
4,496
Affiliated Managers Group, Inc. ....... 755
2,506
Ameriprise Financial, Inc. ............ 1,213
2,656
Ares Management Corp., Class - A ..... 389
1,338 Artisan Partners Asset Management, Inc.,
Class - A .................... 52
13,347
BGC Group, Inc., Class - A ........... 122
4,582
Blackrock, Inc. ................... 4,337
2,335
Cboe Global Markets, Inc. ........... 528
7,911
CME Group, Inc. .................. 2,099
979
Cohen & Steers, Inc. ............... 79
4,421
Coinbase Global, Inc., Class - A(a) ..... 761
4,052
Evercore, Inc. .................... 809
1,203
FactSet Research Systems, Inc. ........ 547
3,056
Federated Hermes, Inc. .............. 125
16,955
Franklin Resources, Inc. ............. 326
184
Hamilton Lane, Inc., Class - A ......... 27
75
Houlihan Lokey, Inc. ............... 12
2,293
Interactive Brokers Group, Inc. ........ 380
5,643
Intercontinental Exchange, Inc. ........ 973
153,344
Invesco Ltd. ...................... 2,326
18,395
Janus Henderson Group PLC ......... 665
17,093
Jefferies Financial Group, Inc. ......... 916
9,493
KKR & Co., Inc. .................. 1,097
1,384
LPL Financial Holdings, Inc. .......... 453
349
MarketAxess Holdings, Inc. .......... 76
3,523
Millrose Properties, Inc.(a) ........... 93
128
Moelis & Co., Class - A ............. 7
3,981
Moody's Corp. .................... 1,854
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
51,857
Morgan Stanley ................... $ 6,051
1,076
Morningstar, Inc. .................. 323
838
MSCI, Inc. ...................... 474
1,887
Nasdaq, Inc. ..................... 143
242
Piper Sandler Cos. ................. 60
437
PJT Partners, Inc., Class - A .......... 60
36,398
Robinhood Markets, Inc., Class - A(a) ... 1,515
9,447
S&P Global, Inc. .................. 4,801
7,695
State Street Corp. .................. 689
1,512
Stifel Financial Corp. ............... 143
924
StoneX Group, Inc.(a) .............. 71
9,812
T. Rowe Price Group, Inc. ............ 901
41,953
The Charles Schwab Corp. ........... 3,284
16,318
The Goldman Sachs Group, Inc. ....... 8,915
2,045
Victory Capital Holdings, Inc., Class - A . 118
157
Virtus Investment Partners, Inc. ........ 27
9,720
WisdomTree, Inc. .................. 87
48,683
Chemicals — 1.41%
10,894
Air Products and Chemicals, Inc. ....... 3,213
828
Avient Corp. ..................... 31
4,923
Axalta Coating Systems Ltd.(a) ........ 163
695
Balchem Corp. .................... 115
48
Cabot Corp. ...................... 4
43,514
CF Industries Holdings, Inc. .......... 3,401
9,311
Corteva, Inc. ..................... 586
9,217
Dow, Inc. ....................... 322
13,063
DuPont de Nemours, Inc. ............ 976
30,407
Ecolab, Inc. ...................... 7,709
4,020
FMC Corp. ...................... 170
497
Hawkins, Inc. .................... 53
158
Huntsman Corp. ................... 2
1,018
Innospec, Inc. .................... 96
3,245
Kronos Worldwide, Inc. ............. 24
2,671
Linde PLC ....................... 1,244
35,802
LyondellBasell Industries N.V., Class - A . 2,520
1,019
Minerals Technologies, Inc. ........... 65
129
NewMarket Corp. ................. 73
24,876
Olin Corp. ....................... 603
1,544
Orion SA ........................ 20
6,716
PPG Industries, Inc. ................ 734
898
Sensient Technologies Corp. .......... 67
5,811
The Scotts Miracle-Gro Co. .......... 319
4,752
The Sherwin-Williams Co. ........... 1,659
2,158
Tronox Holdings PLC .............. 15
24,184
Commercial Services & Supplies — 0.67%
2,075
ABM Industries, Inc. ............... 98
2,183
Brady Corp., Class - A .............. 154

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Commercial Services & Supplies (continued)
1,307
Casella Waste Systems, Inc.(a) ........ $ 146
7,893
Clean Harbors, Inc.(a) .............. 1,556
106,359
Copart, Inc.(a) .................... 6,020
5,910
CoreCivic, Inc.(a) ................. 120
2,331
Healthcare Services Group, Inc.(a) ...... 23
3,253
HNI Corp. ....................... 144
5,037
Quad/Graphics, Inc. ................ 27
1,577
RB Global, Inc. ................... 158
1,270
Republic Services, Inc. .............. 308
741
The Brink's Co. ................... 64
1,472
The GEO Group, Inc.(a) ............. 43
5,073
Veralto Corp. ..................... 494
9,682
Waste Management, Inc. ............. 2,241
11,596
Communications Equipment — 0.93%
19,104
Arista Networks, Inc.(a) ............. 1,480
223,585
Cisco Systems, Inc. ................ 13,797
673
Clearfield, Inc.(a) .................. 20
825
F5, Inc.(a) ....................... 220
927
Motorola Solutions, Inc. ............. 406
15,923
Construction & Engineering — 0.05%
5,983
AECOM ........................ 554
291
Comfort Systems USA, Inc. .......... 94
2,153
Fluor Corp.(a) .................... 77
218
MYR Group, Inc.(a) ................ 25
2,938
WillScot Holdings Corp. ............. 82
832
Construction Materials — 0.07%
1,351
Martin Marietta Materials, Inc. ........ 646
2,578
Vulcan Materials Co. ............... 601
1,247
Consumer Finance — 0.89%
20,855
American Express Co. .............. 5,612
20,025
Capital One Financial Corp. .......... 3,590
2,878
Consumer Portfolio Services, Inc.(a) .... 25
95
Credit Acceptance Corp.(a) ........... 49
6,409
Discover Financial Services .......... 1,094
3,434
LendingClub Corp.(a) ............... 35
875
Navient Corp. .................... 11
351
Nelnet, Inc., Class - A ............... 39
14,450
OneMain Holdings, Inc. ............. 706
141,214
SLM Corp. ...................... 4,148
15,309
Consumer Staples Distribution & Retail — 2.28%
20,372
Costco Wholesale Corp. ............. 19,266
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
5,123
Dollar Tree, Inc.(a) ................. $ 385
828
Performance Food Group Co.(a) ....... 65
202
PriceSmart, Inc. ................... 18
1,063
SpartanNash Co. .................. 22
18,118
Sysco Corp. ...................... 1,360
17,745
Target Corp. ..................... 1,852
1,208
The Andersons, Inc. ................ 52
9,040
The Kroger Co. ................... 612
175,950
Walmart, Inc. ..................... 15,446
714
Weis Markets, Inc. ................. 55
39,133
Containers & Packaging — 0.23%
2,235
AptarGroup, Inc. .................. 332
774
Avery Dennison Corp. .............. 138
22,939
Ball Corp. ....................... 1,194
2,133
Graphic Packaging Holding Co. ....... 55
10,608
International Paper Co. .............. 566
3,245
Myers Industries, Inc. ............... 39
2,891
Packaging Corp. of America .......... 572
17,292
Silgan Holdings, Inc. ............... 884
2,452
Sonoco Products Co. ............... 116
3,896
Distributors — 0.05%
6,793
Genuine Parts Co. ................. 810
381
Pool Corp. ....................... 121
931
Diversified Consumer Services — 0.05%
131
Duolingo, Inc.(a) .................. 41
7,498
H&R Block, Inc. .................. 412
4,824
Service Corp. International ........... 387
312
Stride, Inc.(a) ..................... 39
879
Diversified REITs — 0.02%
4,168
Alexander & Baldwin, Inc. ........... 72
1,205
Alpine Income Property Trust, Inc. ..... 20
7,907
Broadstone Net Lease, Inc. ........... 134
1,323
Essential Properties Realty Trust, Inc. ... 43
3,709
Gladstone Commercial Corp. ......... 56
711
One Liberty Properties, Inc. .......... 19
344
Diversified Telecommunication Services — 0.81%
439
Anterix, Inc.(a) ................... 16
383,861
AT&T, Inc. ...................... 10,855
2,728
EchoStar Corp., Class - A(a) .......... 70
19,117
Frontier Communications Parent, Inc.(a) . 686
8,770
GCI Liberty, Inc.(a)(b) .............. –

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services (continued)
256
Iridium Communications, Inc. ......... $ 7
48,780
Verizon Communications, Inc. ......... 2,213
13,847
Electric Utilities — 1.33%
1,915
ALLETE, Inc. .................... 126
1,604
Alliant Energy Corp. ............... 103
30,034
American Electric Power Co., Inc. ...... 3,282
3,035
Constellation Energy Corp. ........... 612
7,685
Duke Energy Corp. ................. 937
17,710
Edison International ................ 1,043
47,734
Evergy, Inc. ...................... 3,291
9,106
Exelon Corp. ..................... 420
60,365
FirstEnergy Corp. .................. 2,440
3,048
Genie Energy Ltd., Class - B .......... 46
242
MGE Energy, Inc. ................. 22
39,736
NextEra Energy, Inc. ............... 2,817
36,550
NRG Energy, Inc. .................. 3,489
12,422
OGE Energy Corp. ................. 571
846
Otter Tail Corp. ................... 68
464
Portland General Electric Co. ......... 21
32,159
The Southern Co. .................. 2,957
9,169
Xcel Energy, Inc. .................. 649
22,894
Electrical Equipment — 0.64%
8,507
AMETEK, Inc. ................... 1,464
4,130
Bloom Energy Corp., Class - A(a) ...... 81
12,355
Eaton Corp. PLC .................. 3,359
29,952
Emerson Electric Co. ............... 3,284
2,360
EnerSys ......................... 216
4,901
GE Vernova, Inc. .................. 1,496
1,210
Hubbell, Inc. ..................... 400
4,506
Regal Rexnord Corp. ............... 513
931
Rockwell Automation, Inc. ........... 241
11,054
Electronic Equipment, Instruments & Components
— 0.18%
809
Advanced Energy Industries, Inc. ...... 77
24,420
Amphenol Corp., Class - A ........... 1,601
1,155
Arlo Technologies, Inc.(a) ............ 11
521
Badger Meter, Inc. ................. 99
544
Belden, Inc. ...................... 55
983
CTS Corp. ....................... 41
824
ePlus, Inc.(a) ..................... 50
7,503
Flex Ltd.(a) ...................... 248
1,005
Insight Enterprises, Inc.(a) ........... 151
548
IPG Photonics Corp.(a) .............. 35
1,575
Jabil, Inc. ....................... 214
1,050
Keysight Technologies, Inc.(a) ........ 157
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
414
Kimball Electronics, Inc.(a) .......... $ 7
368
Littelfuse, Inc. .................... 72
111
Novanta, Inc.(a) ................... 14
1,841
PC Connection, Inc. ................ 115
51
Plexus Corp.(a) ................... 7
86
Sanmina Corp.(a) .................. 7
34
TD SYNNEX Corp. ................ 4
1,116
TTM Technologies, Inc.(a) ........... 23
2,343
Vontier Corp. ..................... 77
376
Zebra Technologies Corp.(a) .......... 106
3,171
Energy Equipment & Services — 0.26%
7,609
Archrock, Inc. .................... 200
835
Atlas Energy Solutions, Inc. .......... 15
1,098
Bristow Group, Inc.(a) .............. 35
460
Cactus, Inc., Class - A ............... 21
4,798
ChampionX Corp.^ ................ 143
26,930
Halliburton Co. ................... 683
6,750
Helmerich & Payne, Inc. ............. 176
747
Kodiak Gas Services, Inc. ............ 28
5,195
Liberty Energy, Inc. ................ 82
1,775
Oceaneering International, Inc.(a) ...... 39
40,389
Patterson-UTI Energy, Inc. ........... 332
42,009
Schlumberger N.V. ................. 1,756
11,270
Solaris Energy Infrastructure, Inc. ...... 245
21,429
TechnipFMC PLC ................. 679
4,434
Entertainment — 1.25%
2,997
Atlanta Braves Holdings, Inc.(a) ....... 120
1,640
Atlanta Braves Holdings, Inc.(a) ....... 72
682
Cinemark Holdings, Inc. ............. 17
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,339
18,267
Netflix, Inc.(a) .................... 17,034
28,569
The Walt Disney Co. ............... 2,820
21,402
Financial Services — 4.29%
8,213
Apollo Global Management, Inc. ....... 1,125
23,967
AvidXchange Holdings, Inc.(a) ........ 203
861 Banco Latinoamericano de Comercio
Exterior SA, Class - E .......... 32
42,603
Berkshire Hathaway, Inc., Class - B(a) ... 22,690
49,585
Equitable Holdings, Inc. ............. 2,583
2,141
EVERTEC, Inc. ................... 79
143 Federal Agricultural Mortgage Corp., Class -
C ......................... 27
4,072
Fiserv, Inc.(a) ..................... 899
12,400
Global Payments, Inc. ............... 1,214

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services (continued)
708
I3 Verticals, Inc., Class - A(a) ......... $ 17
1,852
Jack Henry & Associates, Inc. ......... 338
30,905
Mastercard, Inc., Class - A ........... 16,940
228
MGIC Investment Corp. ............. 6
1,030
Mr Cooper Group, Inc.(a) ............ 123
2,840
Payoneer Global, Inc.(a) ............. 21
34,688
PayPal Holdings, Inc.(a) ............. 2,263
871
PennyMac Financial Services, Inc. ..... 87
65,052
Visa, Inc., Class - A ................ 22,798
31,527
Voya Financial, Inc. ................ 2,136
1,294
Walker & Dunlop, Inc. .............. 110
1,342
Waterstone Financial, Inc. ............ 18
198
WEX, Inc.(a) ..................... 31
73,740
Food Products — 0.67%
13,782
Archer-Daniels-Midland Co. .......... 662
283
Cal-Maine Foods, Inc. .............. 26
87,270
Conagra Brands, Inc. ............... 2,327
1,587
Darling Ingredients, Inc.(a) ........... 50
5,689
Flowers Foods, Inc. ................ 108
365
Freshpet, Inc.(a) ................... 30
12,760
General Mills, Inc. ................. 763
7,674
Hormel Foods Corp. ................ 237
682
J & J Snack Foods Corp. ............. 90
10,284
Kellanova ....................... 848
413
Lamb Weston Holdings, Inc. .......... 22
5,092
McCormick & Co., Inc. ............. 419
65,720
Mondelez International, Inc., Class - A ... 4,459
1,277
Post Holdings, Inc.(a) ............... 149
3,009
The Hershey Co. .................. 515
2,332
The J.M. Smucker Co. .............. 276
13,887
The Kraft Heinz Co. ................ 423
1,116
The Simply Good Foods Co.(a) ........ 38
1,676
Tootsie Roll Industries, Inc. ........... 53
2,571
WK Kellogg Co. .................. 51
11,546
Gas Utilities — 0.19%
808
Atmos Energy Corp. ................ 125
1,491
Brookfield Infrastructure Corp. ........ 54
480
Chesapeake Utilities Corp. ........... 62
33,223
National Fuel Gas Co. .............. 2,630
329
New Jersey Resources Corp. .......... 16
3,451
ONE Gas, Inc. .................... 261
1,094
Southwest Gas Holdings, Inc. ......... 79
2,134
UGI Corp. ....................... 71
3,298
Ground Transportation — 1.26%
128,274
CSX Corp. ....................... 3,775
Shares Security Description
Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
6,621
Knight-Swift Transportation Holdings, Inc. $ 288
1,274
Landstar System, Inc. ............... 191
5,345
Norfolk Southern Corp. ............. 1,266
3,682
Old Dominion Freight Line, Inc. ....... 609
1,886
RXO, Inc.(a) ..................... 36
62,802
Uber Technologies, Inc.(a) ........... 4,576
1,243
U-Haul Holding Co.(a) .............. 81
11,187
U-Haul Holding Co. ................ 662
42,704
Union Pacific Corp. ................ 10,089
21,573
Health Care Equipment & Supplies — 2.15%
82,859
Abbott Laboratories ................ 10,990
10,657
Baxter International, Inc. ............ 365
4,799
Becton Dickinson & Co. ............. 1,099
10,892
Boston Scientific Corp.(a) ............ 1,099
799
CVRx, Inc.(a) .................... 10
4,886
Dexcom, Inc.(a) ................... 334
15,552
Edwards Lifesciences Corp.(a) ........ 1,127
960
Embecta Corp. .................... 12
6,535
GE HealthCare Technologies, Inc. ...... 527
698
Glaukos Corp.(a) .................. 69
434
Haemonetics Corp.(a) ............... 28
9,518
ICU Medical, Inc.(a) ............... 1,322
4,343
IDEXX Laboratories, Inc.(a) .......... 1,823
883
Inspire Medical Systems, Inc.(a) ....... 141
1,118
Insulet Corp.(a) ................... 294
479
Integer Holdings Corp.(a) ............ 57
19,494
Intuitive Surgical, Inc.(a) ............ 9,654
933
iRhythm Technologies, Inc.(a) ......... 98
511
Lantheus Holdings, Inc.(a) ........... 50
271
LeMaitre Vascular, Inc. .............. 23
74
Medtronic PLC ................... 7
4,151
Merit Medical Systems, Inc.(a) ........ 439
26,890
Novocure Ltd.(a) .................. 479
1,347
Omnicell, Inc.(a) .................. 47
49,211
OraSure Technologies, Inc.(a) ......... 166
1,434
Penumbra, Inc.(a) .................. 383
4,072
ResMed, Inc. ..................... 912
1,498
STERIS PLC ..................... 340
9,642
Stryker Corp. ..................... 3,588
19,385
Tactile Systems Technology, Inc.(a) ..... 256
23,899
Tandem Diabetes Care, Inc.(a) ......... 458
2,516
The Cooper Cos., Inc.(a) ............. 212
693
TransMedics Group, Inc.(a) ........... 47
3,346
Zimmer Biomet Holdings, Inc. ........ 379
7,594
Zimvie, Inc.(a) .................... 82
36,917
Health Care Providers & Services — 2.39%
158
Addus HomeCare Corp.(a) ........... 16

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
459
Autohome Inc, ADR(a) .............. $ 51
3,127
Cencora, Inc. ..................... 870
25,667
Centene Corp.(a) .................. 1,558
13
Chemed Corp. .................... 8
1,113
Concentra Group Holdings Parent, Inc. .. 24
22,394
CVS Health Corp. ................. 1,517
9,467
Elevance Health, Inc. ............... 4,118
47
Encompass Health Corp. ............. 5
4,756
HCA Healthcare, Inc. ............... 1,643
3,283
Henry Schein, Inc.(a) ............... 225
4,083
Labcorp Holdings, Inc. .............. 950
8,667
McKesson Corp. .................. 5,833
992
Molina Healthcare, Inc.(a) ........... 327
717
National HealthCare Corp. ........... 67
1,478
Owens & Minor, Inc.(a) ............. 13
3,683
Patterson Cos., Inc. ................ 115
10,773
Quest Diagnostics, Inc. .............. 1,823
1,380
Select Medical Holdings Corp. ........ 23
3,135
Solventum Corp.(a) ................ 238
1,068
Surgery Partners, Inc.(a) ............. 25
2,414
Tenet Healthcare Corp.(a) ............ 325
11,241
The Cigna Group .................. 3,698
195
The Ensign Group, Inc. .............. 25
1,540
The Joint Corp.(a) ................. 19
33,532
UnitedHealth Group, Inc. ............ 17,563
41,079
Health Care REITs — 0.49%
8,558
CareTrust REIT, Inc. ............... 245
174,195
Healthcare Realty Trust, Inc. .......... 2,944
686
National Health Investors, Inc. ........ 51
36,358
Omega Healthcare Investors, Inc. ...... 1,385
6,550
Sabra Health Care REIT, Inc. ......... 114
40,605
Ventas, Inc. ...................... 2,792
5,701
Welltower, Inc. .................... 873
8,404
Health Care Technology — 0.21%
1,615
Phreesia, Inc.(a) ................... 41
9,828
Schrodinger, Inc.(a) ................ 194
14,457
Veeva Systems, Inc., Class - A(a) ....... 3,349
3,584
Hotel & Resort REITs — 0.02%
4,816
Chatham Lodging Trust ............. 34
9,262
DiamondRock Hospitality Co. ......... 72
6,433
RLJ Lodging Trust ................. 51
1,766
Ryman Hospitality Properties, Inc. ...... 162
7,641
Summit Hotel Properties, Inc. ......... 41
4,401
Sunstone Hotel Investors, Inc. ......... 41
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotel & Resort REITs (continued)
1,773
Xenia Hotels & Resorts, Inc. .......... $ 21
422
Hotels, Restaurants & Leisure — 1.92%
5,277
Airbnb, Inc., Class - A(a) ............ 630
162
BJ's Restaurants, Inc.(a) ............. 6
1,179
Booking Holdings, Inc. .............. 5,431
3,538
Boyd Gaming Corp. ................ 233
31,802
Carnival Corp.(a) .................. 621
28,900
Chipotle Mexican Grill, Inc.(a) ........ 1,451
1,046
Choice Hotels International, Inc. ....... 139
2,249
Darden Restaurants, Inc. ............. 467
1,221
Dave & Buster's Entertainment, Inc.(a) .. 21
23,594
DraftKings, Inc.(a) ................. 784
1,218
Hilton Grand Vacations, Inc.(a) ........ 46
148
Hilton Worldwide Holdings, Inc. ....... 34
3,826
Hyatt Hotels Corp., Class - A ......... 469
999
Light & Wonder, Inc.(a) ............. 87
3,896
Lindblad Expeditions Holdings, Inc.(a) .. 36
13,101
Marriott International, Inc., Class - A .... 3,121
20,166
McDonald's Corp. ................. 6,298
217
Monarch Casino & Resort, Inc. ........ 17
50,929
Norwegian Cruise Line Holdings Ltd.(a) . 966
3,005
Planet Fitness, Inc., Class - A(a) ....... 290
3,075
PlayAGS, Inc.(a) .................. 37
16,947
Royal Caribbean Cruises Ltd. ......... 3,482
82,827
Starbucks Corp. ................... 8,124
5,395
Super Group SGHC Ltd. ............. 35
581
Texas Roadhouse, Inc. .............. 97
32,922
Household Durables — 0.33%
201
Cavco Industries, Inc.(a) ............. 104
1,030
Champion Homes, Inc.(a) ............ 98
3,443
D.R. Horton, Inc. .................. 438
4,095
Dream Finders Homes, Inc., Class - A(a) . 92
5,591
Garmin Ltd. ...................... 1,214
891 Hamilton Beach Brands Holding Co., Class
- A ........................ 17
705
Legacy Housing Corp.(a) ............ 18
6,964
Lennar Corp., Class - A .............. 799
83
Lennar Corp., Class - B ............. 9
748
LGI Homes, Inc.(a) ................ 50
2,390
M/I Homes, Inc.(a) ................. 273
2,222
Meritage Homes Corp. .............. 157
4,132
PulteGroup, Inc. ................... 425
17,676
Toll Brothers, Inc. ................. 1,867
2,166
Tri Pointe Homes, Inc.(a) ............ 69
1,868
Worthington Enterprises, Inc. ......... 94
5,724

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Products — 1.26%
2,670
BJ's Wholesale Club Holdings, Inc.(a) ... $ 305
1,892
Central Garden & Pet Co.(a) .......... 69
1,710
Central Garden & Pet Co., Class - A(a) .. 56
6,339
Church & Dwight Co., Inc. ........... 698
9,514
Colgate-Palmolive Co. .............. 891
23,369
Kimberly-Clark Corp. ............... 3,324
3,754
The Clorox Co. ................... 553
92,793
The Procter & Gamble Co. ........... 15,813
61
WD-40 Co. ...................... 15
21,724
Independent Power and Renewable Electricity Producers
— 0.35%
1,499
Clearway Energy, Inc., Class - C ....... 45
4,109
Ormat Technologies, Inc. ............ 291
48,852
Vistra Corp. ...................... 5,737
6,073
Industrial Conglomerates — 0.69%
12,543
3M Co. ......................... 1,842
1,120
Brookfield Business Corp., Class - A .... 30
19,608
General Electric Co. ................ 3,925
28,328
Honeywell International, Inc. ......... 5,998
11,795
Industrial REITs — 0.16%
1,133
EastGroup Properties, Inc. ........... 200
875
Innovative Industrial Properties, Inc. .... 47
20,968
Prologis, Inc. ..................... 2,344
2,707
STAG Industrial, Inc. ............... 98
2,689
Insurance — 2.64%
33,180
Aflac, Inc. ....................... 3,689
689
Ambac Financial Group, Inc.(a) ....... 6
8,552
Aon PLC, Class - A ................ 3,413
1,831
Arthur J. Gallagher & Co. ............ 632
1,195
Assurant, Inc. .................... 251
36,463
Axis Capital Holdings Ltd. ........... 3,655
1,709
Brown & Brown, Inc. ............... 213
11,297
Chubb Ltd. ...................... 3,412
3,252
Cincinnati Financial Corp. ........... 480
3,379
CNO Financial Group, Inc. ........... 141
658
Enstar Group Ltd.(a) ............... 219
35
Everest Group Ltd. ................. 13
52,976
Fidelity National Financial, Inc. ....... 3,448
7,019
Genworth Financial, Inc.(a) ........... 50
3,462
Goosehead Insurance, Inc., Class - A .... 409
3,604
Horace Mann Educators Corp. ......... 154
562
Kinsale Capital Group, Inc. ........... 274
43,476
Lincoln National Corp. .............. 1,561
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
14,422
Marsh & McLennan Cos., Inc. ........ $ 3,519
26,353
MetLife, Inc. ..................... 2,116
7,077
Old Republic International Corp. ....... 278
22,534
Principal Financial Group, Inc. ........ 1,901
11,007
Prudential Financial, Inc. ............ 1,229
7,591
Reinsurance Group of America, Inc. .... 1,495
3,014
RenaissanceRe Holdings Ltd. ......... 723
372
Selective Insurance Group, Inc. ........ 34
3,408
Stewart Information Services Corp. ..... 243
26,534
The Allstate Corp. ................. 5,493
8,510
The Progressive Corp. .............. 2,408
6,974
The Travelers Cos., Inc. ............. 1,844
621
Trupanion, Inc.(a) ................. 23
17,476
Unum Group ..................... 1,424
9,301
W.R. Berkley Corp. ................ 662
45,412
Interactive Media & Services — 6.34%
201,439
Alphabet, Inc., Class - A ............. 31,151
210,484
Alphabet, Inc., Class - C ............. 32,884
1,296
Cargurus, Inc.(a) .................. 38
7,861
IAC, Inc.(a) ...................... 361
1,412
Match Group, Inc. ................. 44
76,855
Meta Platforms, Inc., Class - A ........ 44,296
8,634
Nextdoor Holdings, Inc.(a) ........... 13
14,331
TrueCar, Inc.(a) ................... 23
6,760
Yelp, Inc.(a) ...................... 250
109,060
IT Services — 1.03%
15,185
Accenture PLC, Class - A ............ 4,738
3,168
Akamai Technologies, Inc.(a) ......... 255
4,094 Cognizant Technology Solutions Corp.,
Class - A .................... 313
356
Couchbase, Inc.(a) ................. 6
1,369
DigitalOcean Holdings, Inc.(a) ........ 46
8,471
EPAM Systems, Inc.(a) .............. 1,430
13,957
GoDaddy, Inc., Class - A(a) ........... 2,514
1,737
Grid Dynamics Holdings, Inc.(a) ....... 27
15,429
International Business Machines Corp. ... 3,837
32,062
Okta, Inc.(a) ..................... 3,374
135
The Hackett Group, Inc. ............. 4
4,247
VeriSign, Inc.(a) ................... 1,078
17,622
Leisure Products — 0.03%
324
American Outdoor Brands, Inc.(a) ...... 4
1,159
Hasbro, Inc. ...................... 71
356
MasterCraft Boat Holdings, Inc.(a) ..... 6
14,953
Mattel, Inc.(a) .................... 291
1,298
Smith & Wesson Brands, Inc. ......... 12

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Leisure Products (continued)
1,461
YETI Holdings, Inc.(a) .............. $ 48
432
Life Sciences Tools & Services — 0.95%
4,371
Agilent Technologies, Inc. ............ 511
75
Azenta, Inc.(a) .................... 3
4,564
Bio-Techne Corp. .................. 268
1,836
Bruker Corp. ..................... 77
438 Charles River Laboratories International,
Inc.(a) ...................... 66
6,376
Cytek Biosciences, Inc.(a) ............ 26
15,219
Danaher Corp. .................... 3,119
710
IQVIA Holdings, Inc.(a) ............. 125
599
Medpace Holdings, Inc.(a) ........... 183
3,554
Mettler-Toledo International, Inc.(a) .... 4,196
2,205
Qiagen NV(a) .................... 89
493
Repligen Corp.(a) .................. 63
724
Revvity, Inc. ..................... 77
13,024
Thermo Fisher Scientific, Inc. ......... 6,480
3,017
Waters Corp.(a) ................... 1,112
16,395
Machinery — 1.77%
11,054
AGCO Corp. ..................... 1,023
183
Alamo Group, Inc. ................. 33
68
Albany International Corp. ........... 5
1,637
Astec Industries, Inc. ............... 56
21,751
Caterpillar, Inc. ................... 7,174
5,428
Cummins, Inc. .................... 1,701
4,840
Deere & Co. ..................... 2,272
53
Donaldson Co., Inc. ................ 4
8,121
Dover Corp. ...................... 1,427
220
Enpro, Inc. ...................... 36
1,648
Esab Corp. ....................... 192
1,328
ESCO Technologies, Inc. ............ 211
1,773
Federal Signal Corp. ................ 130
5,857
Fortive Corp. ..................... 429
141
Franklin Electric Co., Inc. ............ 13
1,569
Graco, Inc. ...................... 131
2,739
Hillman Solutions Corp.(a) ........... 24
2,539
IDEX Corp. ...................... 459
8,257
Illinois Tool Works, Inc. ............. 2,048
13,883
Ingersoll Rand, Inc. ................ 1,111
2,518
ITT, Inc. ........................ 325
819
JBT Marel Corp. .................. 100
226
Kadant, Inc. ...................... 76
771
Lincoln Electric Holdings, Inc. ........ 146
236
Mueller Industries, Inc. .............. 18
16,478
Mueller Water Products, Inc., Class - A .. 419
1,750
Nordson Corp. .................... 353
17,109
Oshkosh Corp. .................... 1,610
Shares Security Description
Value
(000)
Common Stocks (continued)
Machinery (continued)
16,233
Otis Worldwide Corp. ............... $ 1,675
1,746
Parker-Hannifin Corp. .............. 1,061
21
RBC Bearings, Inc.(a) .............. 7
948
Standex International Corp. ........... 153
2,819
Tennant Co. ...................... 225
2,067
Terex Corp. ...................... 78
1,276
The Gorman-Rupp Co. .............. 45
2,085
The Greenbrier Cos., Inc. ............ 107
11,372
The Middleby Corp.(a) .............. 1,728
2,490
The Timken Co. ................... 179
927
The Toro Co. ..................... 67
16,476
Westinghouse Air Brake Technologies Corp. 2,988
4,923
Xylem, Inc. ...................... 588
30,427
Marine Transportation — 0.03%
8,479
Costamare, Inc. ................... 83
2,101
Kirby Corp.(a) .................... 213
1,166
Matson, Inc. ..................... 149
445
Media — 0.35%
84,982
Comcast Corp., Class - A ............ 3,136
4,889
Fox Corp., Class - A ................ 277
15,050
Integral Ad Science Holding Corp.(a) .... 121
3,824
Magnite, Inc.(a) ................... 44
8,724
Omnicom Group, Inc. ............... 723
535
Scholastic Corp. ................... 10
2,249
TEGNA, Inc. ..................... 41
31,882
The Interpublic Group of Cos., Inc. ..... 866
13,683
The Trade Desk, Inc., Class - A(a) ...... 749
5,967
Metals & Mining — 0.29%
50,866
Alcoa Corp. ...................... 1,551
6,655
ATI, Inc.(a) ...................... 346
5,219
Coeur Mining, Inc.(a) ............... 31
9,750
Hecla Mining Co. .................. 54
1,828
Kaiser Aluminum Corp. ............. 111
360
Materion Corp. ................... 29
18,550
Newmont Corp. ................... 896
8,225
Nucor Corp. ...................... 990
2,916
Ryerson Holding Corp. .............. 67
1,912
Steel Dynamics, Inc. ................ 239
12,963
United States Steel Corp. ............ 548
137
Warrior Met Coal, Inc. .............. 7
1,868
Worthington Steel, Inc. .............. 47
4,916

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Mortgage Real Estate Investment
Trusts (REITs) — 0.17%
17,446
Arbor Realty Trust, Inc.^ ............ $ 205
7,810
BrightSpire Capital, Inc. ............. 43
1,691
Dynex Capital, Inc. ................ 22
198,350
Rithm Capital Corp. ................ 2,272
20,515
Starwood Property Trust, Inc. ......... 406
404
Sunrise Realty Trust, Inc. ............ 4
2,952
Multi-Utilities — 0.69%
2,674
Ameren Corp. .................... 268
5,156
Black Hills Corp. .................. 313
84,210
CenterPoint Energy, Inc. ............. 3,051
1,937
CMS Energy Corp. ................. 145
1,642
Consolidated Edison, Inc. ............ 182
1,144
Dominion Energy, Inc. .............. 64
16,840
DTE Energy Co. .................. 2,328
72,854
NiSource, Inc. .................... 2,921
5,865
Public Service Enterprise Group, Inc. .... 483
1,902
Sempra ......................... 136
847
Unitil Corp. ...................... 49
17,371
WEC Energy Group, Inc. ............ 1,893
11,833
Office REITs — 0.07%
2,446
COPT Defense Properties LP ......... 67
5,145
Douglas Emmett, Inc. ............... 82
30,614
Highwoods Properties, Inc. ........... 907
7,836
Piedmont Office Realty Trust, Inc., Class - A 58
378
SL Green Realty Corp. .............. 22
1,136
Oil, Gas & Consumable Fuels — 3.41%
74,539
Antero Midstream Corp. ............. 1,342
3,497
Antero Resources Corp.(a) ........... 141
2,300
California Resources Corp. ........... 101
7,263
Cheniere Energy, Inc. ............... 1,681
19,851
Chevron Corp. .................... 3,321
8,222
CNX Resources Corp.(a) ............ 259
23,646
Comstock Resources, Inc.(a) .......... 481
58,661
ConocoPhillips ................... 6,161
1,055
Core Natural Resources, Inc. .......... 81
63,641
Coterra Energy, Inc. ................ 1,839
5,132
Delek US Holdings, Inc. ............. 77
110,190
Devon Energy Corp. ................ 4,121
8,419
DT Midstream, Inc. ................ 812
3,995
EOG Resources, Inc. ............... 512
30,723
EQT Corp. ....................... 1,642
2,821
Evolution Petroleum Corp. ........... 15
3,921
Excelerate Energy, Inc., Class - A ...... 112
2,366
Expand Energy Corp. ............... 263
Shares Security Description
Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
77,588
Exxon Mobil Corp. ................ $ 9,228
2,312
Golar LNG Ltd. ................... 88
16,993
Hess Corp. ....................... 2,714
161,493
Kinder Morgan, Inc. ................ 4,607
4,980
Kinetik Holdings, Inc. .............. 259
11,538
Marathon Petroleum Corp. ........... 1,681
268
Matador Resources Co. .............. 14
13,648
Navigator Holdings Ltd. ............. 182
26,124
Occidental Petroleum Corp. .......... 1,289
20,345
ONEOK, Inc. ..................... 2,019
3,747
Ovintiv, Inc. ..................... 160
1,094
Peabody Energy Corp. .............. 15
14,968
Permian Resources Corp. ............ 207
156
REX American Resources Corp.(a) ..... 6
9,204
SFL Corp. Ltd. .................... 75
419
SM Energy Co. ................... 13
29,205
Targa Resources Corp. .............. 5,855
114,739
The Williams Cos., Inc. ............. 6,857
2,242
Valero Energy Corp. ................ 296
2,011
Vitesse Energy, Inc. ................ 49
1,925
World Kinect Corp. ................ 55
58,630
Paper & Forest Products — 0.01%
1,680
Sylvamo Corp. .................... 113
Passenger Airlines — 0.10%
10,129
Alaska Air Group, Inc.(a) ............ 499
8,991
Blade Air Mobility, Inc.(a) ........... 25
11,473 Controladora Vuela Cia de Aviacion SAB de
CV, ADR(a) .................. 60
18,665
Delta Air Lines, Inc. ................ 813
7,362
Frontier Group Holdings, Inc.(a) ....... 32
5,665
JetBlue Airways Corp.(a) ............ 27
2,097 LVMH Moet Hennessy Louis Vuitton SE,
ADR, Class - A ............... 194
1,650
Personal Care Products — 0.04%
692
BellRing Brands, Inc.(a) ............. 52
3,023
e.l.f. Beauty, Inc.(a) ................ 190
853
Interparfums, Inc. .................. 97
4,797
The Estee Lauder Cos., Inc. .......... 316
655
Pharmaceuticals — 3.45%
5,164
Amphastar Pharmaceuticals, Inc.(a) ..... 150
286
ANI Pharmaceuticals, Inc.(a) ......... 19
876
Axsome Therapeutics, Inc.(a) ......... 102
1,709
Collegium Pharmaceutical, Inc.(a) ...... 51
551
Corcept Therapeutics, Inc.(a) ......... 63

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Pharmaceuticals (continued)
32,916
Eli Lilly & Co. .................... $ 27,187
1,228
Harrow, Inc.(a) .................... 33
2,106
Intra-Cellular Therapies, Inc.(a) ........ 278
76,106
Johnson & Johnson ................ 12,621
143,555
Merck & Co., Inc. ................. 12,885
44,268
Novo Nordisk A/S, ADR ............. 3,074
3,348
Organon & Co. ................... 50
64,849
Pfizer, Inc. ....................... 1,643
1,583
Prestige Consumer Healthcare, Inc.(a) ... 136
803
Supernus Pharmaceuticals, Inc.(a) ...... 26
19,928
Viatris, Inc. ...................... 174
4,740
Zoetis, Inc. ...................... 780
59,272
Professional Services — 1.07%
717
Amentum Holdings, Inc.(a) ........... 13
917
ASGN, Inc.(a) .................... 58
3,150
Asure Software, Inc.(a) .............. 30
31,829
Automatic Data Processing, Inc. ....... 9,724
2,812
Barrett Business Services, Inc. ........ 116
62
Booz Allen Hamilton Holding Corp. .... 6
1,815
CBIZ, Inc.(a) ..................... 138
34
Concentrix Corp. .................. 2
10,305
Conduent, Inc.(a) .................. 28
3,434
Equifax, Inc. ..................... 836
2,570
ExlService Holdings, Inc.(a) .......... 121
846
Exponent, Inc. .................... 69
217
Huron Consulting Group, Inc.(a) ....... 31
717
Jacobs Solutions, Inc. ............... 87
3,378
KBR, Inc. ....................... 168
1,998
Korn Ferry ...................... 136
1,829
Leidos Holdings, Inc. ............... 247
979
Maximus, Inc. .................... 67
6,910
Paychex, Inc. ..................... 1,066
8,321
Paycom Software, Inc. .............. 1,818
825
Robert Half, Inc. .................. 45
1,018
Science Applications International Corp. . 114
1,391
SS&C Technologies Holdings, Inc. ..... 116
1,649
Upwork, Inc.(a) ................... 22
10,910
Verisk Analytics, Inc. ............... 3,247
18,305
Real Estate Management & Development — 0.22%
683
BBX Capital, Inc.(a) ................ 4
2,963
CBRE Group, Inc., Class - A(a) ........ 388
30,060
CoStar Group, Inc.(a) ............... 2,381
2,627
Cushman & Wakefield PLC(a) ........ 27
4,563
Howard Hughes Holdings, Inc.(a) ...... 338
2,009
Jones Lang LaSalle, Inc.(a) ........... 498
2,030
Marcus & Millichap, Inc. ............ 70
Shares Security Description
Value
(000)
Common Stocks (continued)
Real Estate Management & Development (continued)
3,583
Newmark Group, Inc., Class - A ....... $ 44
3,750
Residential REITs — 0.18%
3,688
American Homes 4 Rent, Class - A ..... 139
2,230
Apartment Investment and Management Co. 20
7,024
Camden Property Trust .............. 859
1,553
Elme Communities ................. 27
3,730
Equity LifeStyle Properties, Inc. ....... 249
507
Essex Property Trust, Inc. ............ 155
4,659
Independence Realty Trust, Inc. ........ 99
10,627
Invitation Homes, Inc. .............. 370
2,029
Mid-America Apartment Communities, Inc. 340
5,606
NexPoint Residential Trust, Inc. ....... 222
1,913
Sun Communities, Inc. .............. 246
4,609
UDR, Inc. ....................... 208
3,691
UMH Properties, Inc. ............... 69
3,365
Veris Residential, Inc. ............... 57
3,060
Retail REITs — 0.20%
27,975
Brixmor Property Group, Inc. ......... 743
1,385
Federal Realty Investment Trust ....... 135
533
Getty Realty Corp. ................. 17
4,895
InvenTrust Properties Corp. .......... 144
3,897
Kite Realty Group Trust ............. 87
17,542
Realty Income Corp. ............... 1,017
11,883
Tanger, Inc. ...................... 402
43,161
The Macerich Co. ................. 741
3,762
Urban Edge Properties .............. 71
3,357
Semiconductors & Semiconductor Equipment — 9.13%
75,939
Advanced Micro Devices, Inc.(a) ....... 7,802
485
Alpha & Omega Semiconductor Ltd.(a) .. 12
451
Ambarella, Inc.(a) ................. 23
3,622
Amkor Technology, Inc. ............. 65
12,617
Analog Devices, Inc. ............... 2,544
27,360
Applied Materials, Inc. .............. 3,970
2,288
ASML Holding N.V., NYS ........... 1,516
151,080
Broadcom, Inc. ................... 25,295
55
Cirrus Logic, Inc.(a) ................ 5
1,496
Credo Technology Group Holding Ltd.(a) 60
4,234
First Solar, Inc.(a) ................. 535
3,557
FormFactor, Inc.(a) ................ 101
2,669
Ichor Holdings Ltd.(a) .............. 60
188
Impinj, Inc.(a) .................... 17
27,566
Intel Corp. ....................... 626
1,378
KLA Corp. ...................... 937
16,590
Lam Research Corp. ................ 1,206
684
Lattice Semiconductor Corp.(a) ........ 36

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
3,126 MACOM Technology Solutions Holdings,
Inc.(a) ...................... $ 314
34,215
Marvell Technology, Inc. ............ 2,107
3,708
Microchip Technology, Inc. ........... 180
12,405
Micron Technology, Inc. ............. 1,078
624
MKS Instruments, Inc. .............. 50
855,872
NVIDIA Corp. .................... 92,760
3,257
ON Semiconductor Corp.(a) .......... 133
631
Onto Innovation, Inc.(a) ............. 77
2,203
Power Integrations, Inc. ............. 111
2,201
Qorvo, Inc.(a) .................... 159
37,361
QUALCOMM, Inc. ................ 5,739
1,083
Silicon Laboratories, Inc.(a) .......... 122
3,842
Skyworks Solutions, Inc. ............ 248
799
Synaptics, Inc.(a) .................. 51
44,579
Texas Instruments, Inc. .............. 8,011
8,143
Universal Display Corp. ............. 1,136
661
Veeco Instruments, Inc.(a) ............ 13
157,099
Software — 10.28%
1,931
ACI Worldwide, Inc.(a) ............. 106
21,800
Adobe, Inc.(a) .................... 8,361
1,294
Agilysys, Inc.(a) .................. 94
416
Alarm.com Holdings, Inc.(a) .......... 23
1,591
Alkami Technology, Inc.(a) ........... 42
1,974
ANSYS, Inc.(a) ................... 625
289
Appfolio, Inc., Class - A(a) ........... 64
15,363
AppLovin Corp., Class - A(a) ......... 4,071
908
Atlassian Corp., Class - A(a) .......... 193
10,190
Autodesk, Inc.(a) .................. 2,668
6,689
AvePoint, Inc.(a) .................. 97
1,089
Box, Inc., Class - A(a) .............. 34
8,330
Cadence Design Systems, Inc.(a) ....... 2,119
2,611
Clear Secure, Inc., Class - A .......... 68
574
Commvault Systems, Inc.(a) .......... 91
1,270
Corpay, Inc.(a) .................... 443
9,116
Crowdstrike Holdings, Inc., Class - A(a) . 3,214
313
Digimarc Corp.(a) ................. 4
546
Dolby Laboratories, Inc., Class - A ..... 44
3,738
EverCommerce, Inc.(a) .............. 38
6,515
Fortinet, Inc.(a) ................... 627
846
Guidewire Software, Inc.(a) .......... 159
1,928
HubSpot, Inc.(a) .................. 1,101
3,676
InterDigital, Inc. .................. 760
5,422
Intuit, Inc. ....................... 3,329
1,284
LiveRamp Holdings, Inc.(a) .......... 34
21,041
Manhattan Associates, Inc.(a) ......... 3,641
3,930
MARA Holdings, Inc.(a) ............. 45
2,965
Meridianlink, Inc.(a) ............... 55
257,364
Microsoft Corp. ................... 96,611
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
29,654
MicroStrategy, Inc.(a) ............... $ 8,548
55,831
NextNav, Inc.(a) ................... 679
68,303
Oracle Corp. ..................... 9,549
21,484
Palantir Technologies, Inc., Class - A(a) .. 1,813
6,284
Palo Alto Networks, Inc.(a) ........... 1,072
939
Progress Software Corp. ............. 48
868
PTC, Inc.(a) ...................... 134
680
Qualys, Inc.(a) .................... 86
11,757
Riot Platforms, Inc.(a) .............. 84
2,517
Roper Technologies, Inc. ............. 1,484
50,458
Salesforce, Inc. ................... 13,540
3,998
Sapiens International Corp. N.V. ....... 108
12,434
ServiceNow, Inc.(a) ................ 9,898
831
SPS Commerce, Inc.(a) .............. 110
819
Synopsys, Inc.(a) .................. 351
908
Tenable Holdings, Inc.(a) ............ 32
408
Varonis Systems, Inc.(a) ............. 17
566
Workday, Inc., Class - A(a) ........... 132
1,438
Workiva, Inc.(a) ................... 109
21,286
Zeta Global Holdings Corp., Class - A(a) . 289
176,844
Specialized REITs — 0.82%
6,093
American Tower Corp. .............. 1,326
2,473
Crown Castle, Inc. ................. 258
5,913
CubeSmart ...................... 253
9,861
Digital Realty Trust, Inc. ............. 1,413
9,574
Equinix, Inc. ..................... 7,806
5,142
Extra Space Storage, Inc. ............ 764
3,782
Farmland Partners, Inc. .............. 42
7,180
Four Corners Property Trust, Inc. ....... 206
5,259
Iron Mountain, Inc. ................ 452
846
Lamar Advertising Co., Class - A ....... 96
1,574
National Storage Affiliates Trust ....... 62
6,868
Outfront Media, Inc. ................ 111
1,185
PotlatchDeltic Corp. ................ 53
2,688
Public Storage .................... 804
4,581
Safehold, Inc. .................... 86
8,362
VICI Properties, Inc. ............... 273
14,005
Specialty Retail — 2.37%
619
AutoZone, Inc.(a) .................. 2,360
6,524
Bath & Body Works, Inc. ............ 198
13,639
Best Buy Co., Inc. ................. 1,004
3,328
Boot Barn Holdings, Inc.(a) .......... 358
376
Burlington Stores, Inc.(a) ............ 90
9,726
Floor & Decor Holdings, Inc., Class - A(a) 783
35,806
Lowe's Cos., Inc. .................. 8,351
4,016
O'Reilly Automotive, Inc.(a) .......... 5,753
3,973
Revolve Group, Inc.(a) .............. 85

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialty Retail (continued)
9,045
Ross Stores, Inc. .................. $ 1,156
158
Signet Jewelers Ltd. ................ 9
26,193
The Home Depot, Inc. .............. 9,600
78,545
The TJX Cos., Inc. ................. 9,567
16,575
Tractor Supply Co. ................. 913
1,253
Ulta Beauty, Inc.(a) ................ 459
2,174
Victoria's Secret & Co.(a) ............ 40
40,726
Technology Hardware, Storage & Peripherals — 7.22%
542,427
Apple, Inc. ...................... 120,489
83,952
HP, Inc. ......................... 2,325
2,448
NetApp, Inc. ..................... 215
30,791
Super Micro Computer, Inc.^(a) ....... 1,054
10,627
Turtle Beach Corp.(a) ............... 152
124,235
Textiles, Apparel & Luxury Goods — 0.48%
6,619
Capri Holdings Ltd.(a) .............. 131
47
Columbia Sportswear Co. ............ 4
8,532
Lululemon Athletica, Inc.(a) .......... 2,415
15,785 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 1,955
45,478
NIKE, Inc., Class - B ............... 2,887
1,533
Ralph Lauren Corp. ................ 338
7,801
Tapestry, Inc. ..................... 549
8,279
Tobacco — 0.35%
36,600
Altria Group, Inc. .................. 2,197
23,833
Philip Morris International, Inc. ........ 3,783
5,980
Trading Companies & Distributors — 0.37%
23,095
Air Lease Corp. ................... 1,116
157
Applied Industrial Technologies, Inc. .... 35
5,077
Beacon Roofing Supply, Inc.(a) ........ 628
186
BlueLinx Holdings, Inc.(a) ........... 14
200
DXP Enterprises, Inc.(a) ............. 16
27,876
Fastenal Co. ...................... 2,163
749
McGrath RentCorp ................. 83
22,107
MRC Global, Inc.(a) ................ 254
2,367
Rush Enterprises, Inc., Class - A ....... 126
548
SiteOne Landscape Supply, Inc.(a) ...... 67
1,221
W.W. Grainger, Inc. ................ 1,206
1,130
Watsco, Inc. ...................... 574
6,282
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 174
4,921
Cadiz, Inc.(a) ..................... 14
Shares Security Description
Value
(000)
Common Stocks (continued)
Water Utilities (continued)
602
Global Water Resources, Inc. ......... $ 6
194
Wireless Telecommunication Services — 0.64%
6,927
Telephone and Data Systems, Inc. ...... 268
40,535
T-Mobile US, Inc. ................. 10,811
11,079
Total Common Stocks .............. 1,709,957
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 01/02/26(a) ..... –
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
01/01/26(a) .................. 1
5,589
Xeris BioPharma Hold CVR, 10/06/49(a) . 1
2
Metals & Mining — 0.00%
108,208 Pan American Silver Corp. CVR,
12/31/49(a) .................. 46
Total Contingent Rights ............ 48
Investment Companies — 0.46%
Domestic Equity Funds — 0.06%
1,900
Vanguard S&P 500 ETF ............. 975
Money Market Funds — 0.40%
1,307,638 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 4.20%^^(c) 1,308
5,548,263 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.22%(c) .................... 5,549
6,857
Total Investment Companies ......... 7,832
Total Investments (cost $555,271) —
99.97% ..................... 1,717,837
Other assets in excess of liabilities —
0.03% ...................... 503
Net Assets - 100.00% $ 1,718,340
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2025.

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of March
31, 2025.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The U.S. Equity Portfolio
HC Capital
Solutions
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... — 99.51% 99.51%
Contingent Rights ................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. — 0.46% 0.46%
Other Assets (Liabilities) ......................................................................................................................................... — 0.03% 0.03%
Total Net Assets .................................................................................................................................................. — % 100.00% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
15
I j
Shares Security Description
Value
(000)
Common Stocks — 65.89%
Aerospace & Defense — 0.79%
1,260
Axon Enterprise, Inc.(a) ............. $ 663
692
BWX Technologies, Inc. ............. 68
290
Curtiss-Wright Corp. ............... 92
7,127
General Dynamics Corp. ............. 1,942
1,302
HEICO Corp. ..................... 348
1,943
HEICO Corp., Class - A ............. 410
636
Hexcel Corp. ..................... 35
6,892
Howmet Aerospace, Inc. ............. 894
4,452
Huntington Ingalls Industries, Inc. ...... 908
7,699
L3Harris Technologies, Inc. .......... 1,612
233
Loar Holdings, Inc.(a) .............. 16
6,125
Lockheed Martin Corp. .............. 2,736
4,695
Northrop Grumman Corp. ............ 2,404
28,721
RTX Corp. ....................... 3,806
885 Spirit AeroSystems Holdings, Inc., Class -
A(a) ....................... 30
535
Standardaero, Inc.(a) ............... 14
3,270
Textron, Inc. ..................... 236
13,101
The Boeing Co.(a) ................. 2,234
969
TransDigm Group, Inc. .............. 1,341
460
Woodward, Inc. ................... 84
19,873
Air Freight & Logistics — 0.15%
7,391
CH Robinson Worldwide, Inc. ......... 756
4,647
Expeditors International of Washington, Inc. 559
3,915
FedEx Corp. ..................... 955
884
GXO Logistics, Inc.(a) .............. 35
14,148
United Parcel Service, Inc., Class - B .... 1,556
3,861
Automobile Components — 0.02%
4,081
Aptiv PLC(a) ..................... 242
1,770
BorgWarner, Inc. .................. 51
1,782
Gentex Corp. ..................... 42
446
Lear Corp. ....................... 39
2,587
QuantumScape Corp.(a) ............. 11
385
Automobiles — 0.90%
68,142
Ford Motor Co. ................... 683
18,268
General Motors Co. ................ 859
1,020
Harley-Davidson, Inc. .............. 26
7,649
Lucid Group, Inc.(a) ................ 19
13,638
Rivian Automotive, Inc., Class - A(a) .... 170
80,378
Tesla, Inc.(a) ..................... 20,830
392
Thor Industries, Inc. ................ 30
22,617
Banks — 1.62%
350,253
Bank of America Corp. .............. 14,615
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
848
Bank OZK ....................... $ 37
220
BOK Financial Corp. ............... 23
33,082
Citigroup, Inc. .................... 2,348
7,825
Citizens Financial Group, Inc. ......... 321
1,570
Columbia Banking System, Inc. ....... 39
991
Comerica, Inc. .................... 59
950
Commerce Bancshares, Inc. .......... 59
442
Cullen/Frost Bankers, Inc. ............ 55
1,073
East West Bancorp, Inc. ............. 96
11,759
Fifth Third Bancorp ................ 461
187
First Citizens BancShares, Inc., Class - A . 347
969
First Hawaiian, Inc. ................ 24
4,262
First Horizon Corp. ................ 83
2,714
FNB Corp. ....................... 37
25,322
Huntington Bancshares, Inc. .......... 380
49,885
JPMorgan Chase & Co. ............. 12,236
16,206
KeyCorp ........................ 259
2,898
M&T Bank Corp. .................. 518
25,078
NU Holdings Ltd., Class - A(a) ........ 257
568
Pinnacle Financial Partners, Inc. ....... 60
534
Popular, Inc. ..................... 49
664
Prosperity Bancshares, Inc. ........... 47
16,004
Regions Financial Corp. ............. 348
1,092
Synovus Financial Corp. ............. 51
380
TFS Financial Corp. ................ 5
6,947
The PNC Financial Services Group, Inc. . 1,221
23,330
Truist Financial Corp. ............... 960
27,271
U.S. Bancorp ..................... 1,152
1,311
Webster Financial Corp. ............. 68
57,544
Wells Fargo & Co. ................. 4,131
802
Western Alliance Bancorp ............ 62
499
Wintrust Financial Corp. ............. 56
1,117
Zions Bancorp NA ................. 56
40,520
Beverages — 0.67%
345
Brown-Forman Corp., Class - A ........ 12
22,945
Brown-Forman Corp., Class - B ....... 779
1,360
Celsius Holdings, Inc.(a) ............. 48
46
Coca-Cola Consolidated, Inc. ......... 62
6,920
Constellation Brands, Inc., Class - A .... 1,271
51,155
Keurig Dr Pepper, Inc. .............. 1,751
15,805
Molson Coors Beverage Co., Class - B ... 962
22,882
Monster Beverage Corp.(a) ........... 1,339
30,603
PepsiCo, Inc. ..................... 4,588
72
The Boston Beer Co., Inc., Class - A(a) .. 17
83,483
The Coca-Cola Co. ................. 5,978
16,807
Biotechnology — 0.99%
36,126
AbbVie, Inc. ..................... 7,571

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
2,248
Alnylam Pharmaceuticals, Inc.(a) ...... $ 607
12,500
Amgen, Inc. ...................... 3,897
753
Apellis Pharmaceuticals, Inc.(a) ....... 16
4,464
Biogen, Inc.(a) .................... 610
10,362
BioMarin Pharmaceutical, Inc.(a) ...... 732
3,151
Exact Sciences Corp.(a) ............. 136
2,171
Exelixis, Inc.(a) ................... 80
30,101
Gilead Sciences, Inc. ............... 3,374
202
GRAIL, Inc.(a) ................... 5
12,989
Incyte Corp.(a) .................... 786
1,205
Ionis Pharmaceuticals, Inc.(a) ......... 36
5,798
Moderna, Inc.(a) .................. 164
2,098
Natera, Inc.(a) .................... 297
7,605
Neurocrine Biosciences, Inc.(a) ........ 841
14
Oncternal Therapeutics, Inc.(a)(b) ...... –
2,742
Regeneron Pharmaceuticals, Inc. ....... 1,739
3,277
Roivant Sciences Ltd.(a) ............. 33
676
Sarepta Therapeutics, Inc.(a) .......... 43
694
Ultragenyx Pharmaceutical, Inc.(a) ..... 25
3,327
United Therapeutics Corp.(a) ......... 1,025
5,786
Vertex Pharmaceuticals, Inc.(a) ........ 2,805
807
Viking Therapeutics, Inc.(a) .......... 19
24,841
Broadline Retail — 2.15%
87,358
Alibaba Group Holding Ltd. ADR ...... 11,551
212,777
Amazon.com, Inc.(a) ............... 40,481
8,924
Coupang, Inc.(a) .................. 196
24
Dillard's, Inc., Class - A ............. 9
8,468
eBay, Inc. ....................... 574
927
Etsy, Inc.(a) ...................... 44
834
Kohl's Corp. ..................... 7
2,044
Macy's, Inc. ...................... 26
445
MercadoLibre, Inc.(a) ............... 868
848
Nordstrom, Inc. ................... 21
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 55
53,832
Building Products — 0.21%
2,100
A.O. Smith Corp. .................. 138
524
AAON, Inc. ...................... 41
517
Advanced Drainage Systems, Inc. ...... 56
1,514
Allegion PLC .................... 198
344
Armstrong World Industries, Inc. ....... 48
2,023
Builders FirstSource, Inc.(a) .......... 253
806
Carlisle Cos., Inc. .................. 275
14,379
Carrier Global Corp. ................ 912
2,178
Fortune Brands Innovations, Inc. ....... 133
1,103
Hayward Holdings, Inc.(a) ........... 15
11,605
Johnson Controls International PLC ..... 929
561
Lennox International, Inc. ............ 315
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
3,836
Masco Corp. ..................... $ 267
1,526
Owens Corning ................... 218
325
Simpson Manufacturing Co., Inc. ...... 51
1,101
The AZEK Co., Inc.(a) .............. 54
3,952
Trane Technologies PLC ............. 1,329
835
Trex Co., Inc.(a) ................... 49
5,281
Capital Markets — 2.84%
227
Affiliated Managers Group, Inc. ....... 38
1,710
Ameriprise Financial, Inc. ............ 828
3,268
Ares Management Corp., Class - A ..... 479
2,588
Blackrock, Inc. ................... 2,450
12,601
Blackstone, Inc. ................... 1,761
3,865
Blue Owl Capital, Inc. .............. 77
6,800
Cboe Global Markets, Inc. ........... 1,539
10,172
CME Group, Inc. .................. 2,698
3,447
Coinbase Global, Inc., Class - A(a) ..... 594
277
Evercore, Inc. .................... 55
1,345
FactSet Research Systems, Inc. ........ 612
5,115
Franklin Resources, Inc. ............. 98
405
Houlihan Lokey, Inc. ............... 65
48,382
Interactive Brokers Group, Inc. ........ 8,012
11,953
Intercontinental Exchange, Inc. ........ 2,062
2,832
Invesco Ltd. ...................... 43
1,031
Janus Henderson Group PLC ......... 37
1,350
Jefferies Financial Group, Inc. ......... 72
11,242
KKR & Co., Inc. .................. 1,300
826
Lazard, Inc. ...................... 36
30,916
LPL Financial Holdings, Inc. .......... 10,114
921
MarketAxess Holdings, Inc. .......... 199
966
Millrose Properties, Inc.(a) ........... 26
23,670
Moody's Corp. .................... 11,023
20,687
Morgan Stanley ................... 2,414
198
Morningstar, Inc. .................. 59
1,356
MSCI, Inc. ...................... 767
10,314
Nasdaq, Inc. ..................... 783
3,462
Northern Trust Corp. ............... 342
3,473
Raymond James Financial, Inc. ........ 483
11,207
Robinhood Markets, Inc., Class - A(a) ... 466
25,739
S&P Global, Inc. .................. 13,078
3,321
SEI Investments Co. ................ 258
5,181
State Street Corp. .................. 464
775
Stifel Financial Corp. ............... 73
3,865
T. Rowe Price Group, Inc. ............ 355
12,504
The Bank of New York Mellon Corp. .... 1,049
3,966
The Carlyle Group, Inc. ............. 172
29,583
The Charles Schwab Corp. ........... 2,316
5,410
The Goldman Sachs Group, Inc. ....... 2,955
647
TPG, Inc. ....................... 31
5,309
Tradeweb Markets, Inc., Class - A ...... 788

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
715
Virtu Financial, Inc., Class - A ......... $ 27
3,143
XP, Inc., Class - A ................. 43
71,141
Chemicals — 0.57%
5,178
Air Products and Chemicals, Inc. ....... 1,527
2,034
Albemarle Corp. .................. 147
384
Ashland, Inc. ..................... 23
1,675
Axalta Coating Systems Ltd.(a) ........ 56
855
Celanese Corp. .................... 49
11,906
CF Industries Holdings, Inc. .......... 930
20,534
Corteva, Inc. ..................... 1,292
19,983
Dow, Inc. ....................... 699
7,280
DuPont de Nemours, Inc. ............ 544
2,046
Eastman Chemical Co. .............. 180
4,430
Ecolab, Inc. ...................... 1,123
1,710
Element Solutions, Inc. .............. 39
955
FMC Corp. ...................... 40
1,319
Huntsman Corp. ................... 21
4,455
International Flavors & Fragrances, Inc. .. 345
8,966
Linde PLC ....................... 4,174
8,630
LyondellBasell Industries N.V., Class - A . 607
48
NewMarket Corp. ................. 27
975
Olin Corp. ....................... 24
4,073
PPG Industries, Inc. ................ 445
2,224
RPM International, Inc. ............. 257
1,117
The Chemours Co. ................. 15
2,501
The Mosaic Co. ................... 68
306
The Scotts Miracle-Gro Co. .......... 17
4,150
The Sherwin-Williams Co. ........... 1,449
639
Westlake Corp. ................... 64
14,162
Commercial Services & Supplies — 0.41%
6,592
Cintas Corp. ..................... 1,355
387
Clean Harbors, Inc.(a) .............. 76
15,166
Copart, Inc.(a) .................... 858
280
MSA Safety, Inc. .................. 41
1,417
RB Global, Inc. ................... 142
7,276
Republic Services, Inc. .............. 1,762
19,096
Rollins, Inc. ...................... 1,032
1,995
Tetra Tech, Inc. ................... 58
10,485
Veralto Corp. ..................... 1,022
892
Vestis Corp. ...................... 9
6,375
Waste Connections, Inc. ............. 1,244
10,938
Waste Management, Inc. ............. 2,533
10,132
Communications Equipment — 0.33%
18,545
Arista Networks, Inc.(a) ............. 1,437
1,117
Ciena Corp.(a) .................... 68
Shares Security Description
Value
(000)
Common Stocks (continued)
Communications Equipment (continued)
74,456
Cisco Systems, Inc. ................ $ 4,594
1,020
F5, Inc.(a) ....................... 271
5,635
Juniper Networks, Inc. .............. 204
517
Lumentum Holdings, Inc.(a) .......... 32
3,435
Motorola Solutions, Inc. ............. 1,504
1,665
Sirius XM Holdings, Inc. ............ 38
31
Ubiquiti, Inc. ..................... 10
8,158
Construction & Engineering — 0.06%
3,170
AECOM ........................ 294
1,746
API Group Corp.(a) ................ 62
270
Comfort Systems USA, Inc. .......... 87
809
EMCOR Group, Inc. ............... 299
383
Everus Construction Group, Inc.(a) ..... 14
462
MasTec, Inc.(a) ................... 54
1,532
MDU Resources Group, Inc. .......... 26
2,559
Quanta Services, Inc. ............... 652
159
Valmont Industries, Inc. ............. 45
1,486
WillScot Holdings Corp. ............. 41
1,574
Construction Materials — 0.44%
112,478
CRH PLC ....................... 9,895
271
Eagle Materials, Inc. ................ 60
1,069
Martin Marietta Materials, Inc. ........ 511
2,302
Vulcan Materials Co. ............... 537
11,003
Consumer Finance — 0.60%
4,719
Ally Financial, Inc. ................. 173
9,824
American Express Co. .............. 2,643
60,730
Capital One Financial Corp. .......... 10,888
50
Credit Acceptance Corp.(a) ........... 26
4,364
Discover Financial Services .......... 745
870
OneMain Holdings, Inc. ............. 43
1,629
SLM Corp. ...................... 48
8,182
SoFi Technologies, Inc.(a) ............ 95
6,860
Synchrony Financial ................ 363
15,024
Consumer Staples Distribution & Retail — 0.91%
48,360
Albertsons Cos., Inc., Class - A ........ 1,064
281
Casey's General Stores, Inc. .......... 122
7,927
Costco Wholesale Corp. ............. 7,496
14,007
Dollar General Corp. ............... 1,232
10,394
Dollar Tree, Inc.(a) ................. 780
669
Grocery Outlet Holding Corp.(a) ....... 9
1,321
Maplebear, Inc.(a) ................. 53
1,153
Performance Food Group Co.(a) ....... 91
15,356
Sysco Corp. ...................... 1,152

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
8,069
Target Corp. ..................... $ 842
26,678
The Kroger Co. ................... 1,806
1,681
U.S. Foods Holding Corp.(a) .......... 110
54,037
Walgreens Boots Alliance, Inc. ........ 604
85,529
Walmart, Inc. ..................... 7,509
22,870
Containers & Packaging — 0.14%
56,909
Amcor PLC ...................... 552
464
Amcor PLC ...................... 5
497
AptarGroup, Inc. .................. 74
1,402
Avery Dennison Corp. .............. 250
5,296
Ball Corp. ....................... 276
922
Berry Global Group, Inc. ............ 64
3,432
Crown Holdings, Inc. ............... 306
2,319
Graphic Packaging Holding Co. ....... 60
15,422
International Paper Co. .............. 822
3,201
Packaging Corp. of America .......... 634
1,105
Sealed Air Corp. .................. 32
638
Silgan Holdings, Inc. ............... 33
9,046
Smurfit WestRock PLC .............. 407
738
Sonoco Products Co. ............... 35
3,550
Distributors — 0.04%
5,829
Genuine Parts Co. ................. 695
4,583
LKQ Corp. ...................... 195
661
Pool Corp. ....................... 210
1,100
Diversified Consumer Services — 0.01%
2,868
ADT, Inc. ....................... 23
436
Bright Horizons Family Solutions, Inc.(a) 55
282
Duolingo, Inc.(a) .................. 88
232
Grand Canyon Education, Inc.(a) ....... 40
1,053
H&R Block, Inc. .................. 58
1,134
Service Corp. International ........... 91
355
Diversified REITs — 0.14%
75,940
Essential Properties Realty Trust, Inc. ... 2,478
16,447
WP Carey, Inc. .................... 1,039
3,517
Diversified Telecommunication Services — 0.36%
161,746
AT&T, Inc. ...................... 4,574
1,857
Frontier Communications Parent, Inc.(a) . 67
942
Iridium Communications, Inc. ......... 26
1,274
Liberty Global Ltd., Class - A(a) ....... 15
1,321
Liberty Global Ltd., Class - C(a) ....... 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services (continued)
97,524
Verizon Communications, Inc. ......... $ 4,423
9,121
Electric Utilities — 1.30%
18,357
Alliant Energy Corp. ............... 1,181
17,986
American Electric Power Co., Inc. ...... 1,965
39,844
Constellation Energy Corp. ........... 8,034
22,152
Duke Energy Corp. ................. 2,702
19,114
Edison International ................ 1,127
17,695
Entergy Corp. .................... 1,512
16,762
Evergy, Inc. ...................... 1,155
20,097
Eversource Energy ................. 1,248
36,281
Exelon Corp. ..................... 1,672
31,565
FirstEnergy Corp. .................. 1,275
382
IDACORP, Inc. ................... 44
44,579
NextEra Energy, Inc. ............... 3,160
3,610
NRG Energy, Inc. .................. 345
1,514
OGE Energy Corp. ................. 70
69,214
PG&E Corp. ..................... 1,189
856
Pinnacle West Capital Corp. .......... 82
35,160
PPL Corp. ....................... 1,270
30,369
The Southern Co. .................. 2,793
23,419
Xcel Energy, Inc. .................. 1,658
32,482
Electrical Equipment — 0.64%
243
Acuity Brands, Inc. ................ 64
5,256
AMETEK, Inc. ................... 905
6,950
Eaton Corp. PLC .................. 1,890
10,001
Emerson Electric Co. ............... 1,097
34,426
GE Vernova, Inc. .................. 10,508
459
Generac Holdings, Inc.(a) ............ 58
938
Hubbell, Inc. ..................... 310
1,253
nVent Electric PLC ................. 66
494
Regal Rexnord Corp. ............... 56
1,988
Rockwell Automation, Inc. ........... 514
1,147
Sensata Technologies Holding PLC ..... 28
6,230
Vertiv Holdings Co., Class - A ......... 450
15,946
Electronic Equipment, Instruments & Components
— 1.00%
179,058
Amphenol Corp., Class - A ........... 11,744
440
Arrow Electronics, Inc.(a) ............ 46
690
Avnet, Inc. ....................... 33
2,341
CDW Corp. ...................... 376
1,318
Cognex Corp. .................... 39
993
Coherent Corp.(a) ................. 64
13,851
Corning, Inc. ..................... 635
357
Crane NXT Co. ................... 18
226
IPG Photonics Corp.(a) .............. 14

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
1,957
Jabil, Inc. ....................... $ 266
3,034
Keysight Technologies, Inc.(a) ........ 455
183
Littelfuse, Inc. .................... 36
580
TD SYNNEX Corp. ................ 60
2,950
TE Connectivity PLC ............... 417
1,012
Teledyne Technologies, Inc.(a) ........ 504
150,945
Trimble, Inc.(a) ................... 9,910
1,197
Vontier Corp. ..................... 39
894
Zebra Technologies Corp.(a) .......... 252
24,908
Energy Equipment & Services — 0.13%
24,976
Baker Hughes Co. ................. 1,098
22,138
Halliburton Co. ................... 561
2,968
NOV, Inc. ....................... 45
34,632
Schlumberger N.V. ................. 1,448
3,316
TechnipFMC PLC ................. 105
554
Weatherford International PLC ........ 30
3,287
Entertainment — 1.00%
9,090
Electronic Arts, Inc. ................ 1,313
11,081 Liberty Media Corp.-Liberty Formula
One(a) ..................... 998
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 13
148
Liberty Media Corp.-Liberty Live(a) .... 10
355
Liberty Media Corp.-Liberty Live(a) .... 24
2,794
Live Nation Entertainment, Inc.(a) ...... 365
141
Madison Square Garden Sports Corp.(a) .. 27
17,790
Netflix, Inc.(a) .................... 16,590
178
Playtika Holding Corp. .............. 1
8,728
ROBLOX Corp., Class - A(a) ......... 509
2,220
Roku, Inc.(a) ..................... 157
1,133
Spotify Technology SA(a) ............ 623
3,038
Take-Two Interactive Software, Inc.(a) ... 629
31,725
The Walt Disney Co. ............... 3,131
606
TKO Group Holdings, Inc. ........... 93
41,334
Warner Bros. Discovery, Inc.(a) ........ 443
24,926
Financial Services — 2.93%
2,006
Affirm Holdings, Inc.(a) ............. 91
7,924
Apollo Global Management, Inc. ....... 1,085
28,086
Berkshire Hathaway, Inc., Class - B(a) ... 14,958
9,708
Block, Inc.(a) ..................... 528
4,884
Corebridge Financial, Inc. ............ 154
5,531
Equitable Holdings, Inc. ............. 288
358
Euronet Worldwide, Inc.(a) ........... 38
9,541
Fidelity National Information Services, Inc. 713
10,437
Fiserv, Inc.(a) ..................... 2,305
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services (continued)
107,638
Global Payments, Inc. ............... $ 10,539
4,867
Jack Henry & Associates, Inc. ......... 889
33,617
Mastercard, Inc., Class - A ........... 18,425
1,990
MGIC Investment Corp. ............. 49
17,017
PayPal Holdings, Inc.(a) ............. 1,111
860
Rocket Cos., Inc., Class - A ........... 10
472
Shift4 Payments, Inc., Class - A(a) ...... 39
2,823
The Western Union Co. .............. 30
7,393
Toast, Inc., Class - A(a) .............. 246
703
UWM Holdings Corp. .............. 4
61,579
Visa, Inc., Class - A ................ 21,580
738
Voya Financial, Inc. ................ 50
330
WEX, Inc.(a) ..................... 52
73,184
Food Products — 0.73%
24,080
Archer-Daniels-Midland Co. .......... 1,157
13,130
Bunge Global SA .................. 1,003
47,612
Conagra Brands, Inc. ............... 1,270
1,213
Darling Ingredients, Inc.(a) ........... 38
1,421
Flowers Foods, Inc. ................ 27
345
Freshpet, Inc.(a) ................... 29
27,425
General Mills, Inc. ................. 1,639
41,146
Hormel Foods Corp. ................ 1,273
497
Ingredion, Inc. .................... 67
4,680
Kellanova ....................... 386
7,601
Lamb Weston Holdings, Inc. .......... 405
16,295
McCormick & Co., Inc. ............. 1,341
36,552
Mondelez International, Inc., Class - A ... 2,480
353
Pilgrim's Pride Corp. ............... 19
409
Post Holdings, Inc.(a) ............... 48
2
Seaboard Corp. ................... 5
197
Smithfield Foods, Inc.(a) ............. 4
30,337
The Campbell's Company ............ 1,211
8,967
The Hershey Co. .................. 1,533
12,018
The J.M. Smucker Co. .............. 1,424
50,671
The Kraft Heinz Co. ................ 1,542
19,743
Tyson Foods, Inc., Class - A .......... 1,260
18,161
Gas Utilities — 0.06%
8,242
Atmos Energy Corp. ................ 1,273
665
National Fuel Gas Co. .............. 53
1,588
UGI Corp. ....................... 53
1,379
Ground Transportation — 0.76%
154
Avis Budget Group, Inc.(a) ........... 12
140,584
Canadian Pacific Kansas City Ltd., ADR . 9,871
42,102
CSX Corp. ....................... 1,239
1,432
JB Hunt Transport Services, Inc. ....... 211

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
1,183
Knight-Swift Transportation Holdings, Inc. $ 51
271
Landstar System, Inc. ............... 41
2,678
Lyft, Inc., Class - A(a) .............. 32
4,746
Norfolk Southern Corp. ............. 1,124
3,394
Old Dominion Freight Line, Inc. ....... 561
346
Ryder System, Inc. ................. 50
201
Saia, Inc.(a) ...................... 70
410
Schneider National, Inc., Class - B ...... 9
34,154
Uber Technologies, Inc.(a) ........... 2,489
68
U-Haul Holding Co.(a) .............. 4
1,736
U-Haul Holding Co. ................ 103
12,512
Union Pacific Corp. ................ 2,956
860
XPO, Inc.(a) ..................... 93
18,916
Health Care Equipment & Supplies — 1.03%
34,405
Abbott Laboratories ................ 4,565
1,278
Align Technology, Inc.(a) ............ 203
29,815
Baxter International, Inc. ............ 1,021
8,465
Becton Dickinson & Co. ............. 1,939
30,275
Boston Scientific Corp.(a) ............ 3,054
1,625
DENTSPLY SIRONA, Inc. ........... 24
6,920
Dexcom, Inc.(a) ................... 473
10,390
Edwards Lifesciences Corp.(a) ........ 753
384
Enovis Corp.(a) ................... 15
1,234
Envista Holdings Corp.(a) ............ 21
12,056
GE HealthCare Technologies, Inc. ...... 973
897
Globus Medical, Inc.(a) ............. 66
14,108
Hologic, Inc.(a) ................... 871
1,434
IDEXX Laboratories, Inc.(a) .......... 602
217
Inspire Medical Systems, Inc.(a) ....... 35
1,224
Insulet Corp.(a) ................... 321
6,226
Intuitive Surgical, Inc.(a) ............ 3,083
360
Masimo Corp.(a) .................. 60
29,118
Medtronic PLC ................... 2,616
285
Penumbra, Inc.(a) .................. 76
403
QuidelOrtho Corp.(a) ............... 14
2,543
ResMed, Inc. ..................... 569
2,833
STERIS PLC ..................... 642
6,375
Stryker Corp. ..................... 2,373
1,198
Teleflex, Inc. ..................... 165
3,416
The Cooper Cos., Inc.(a) ............. 289
7,443
Zimmer Biomet Holdings, Inc. ........ 843
25,666
Health Care Providers & Services — 1.79%
675
Acadia Healthcare Co., Inc.(a) ......... 20
243
Amedisys, Inc.(a) .................. 23
185,859
Brookdale Senior Living, Inc.(a) ....... 1,163
11,232
Cardinal Health, Inc. ............... 1,548
7,022
Cencora, Inc. ..................... 1,953
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
22,407
Centene Corp.(a) .................. $ 1,360
111
Chemed Corp. .................... 68
32,715
CVS Health Corp. ................. 2,217
5,647
DaVita, Inc.(a) .................... 864
6,074
Elevance Health, Inc. ............... 2,642
743
Encompass Health Corp. ............. 75
3,953
HCA Healthcare, Inc. ............... 1,366
8,663
Henry Schein, Inc.(a) ............... 593
5,654
Humana, Inc. ..................... 1,496
3,602
Labcorp Holdings, Inc. .............. 838
3,902
McKesson Corp. .................. 2,626
3,932
Molina Healthcare, Inc.(a) ........... 1,295
893
Premier, Inc., Class - A .............. 17
6,819
Quest Diagnostics, Inc. .............. 1,154
2,484
Solventum Corp.(a) ................ 189
762
Tenet Healthcare Corp.(a) ............ 102
7,722
The Cigna Group .................. 2,540
38,566
UnitedHealth Group, Inc. ............ 20,200
1,868
Universal Health Services, Inc., Class - B . 351
44,700
Health Care REITs — 0.68%
75,794
American Healthcare REIT, Inc. ....... 2,297
47,403
CareTrust REIT, Inc. ............... 1,355
2,876
Healthcare Realty Trust, Inc. .......... 49
27,387
Healthpeak Properties, Inc. ........... 555
4,504
Medical Properties Trust, Inc. ......... 27
2,087
Omega Healthcare Investors, Inc. ...... 79
51,349
Ventas, Inc. ...................... 3,531
60,144
Welltower, Inc. .................... 9,213
17,106
Health Care Technology — 0.03%
881
Certara, Inc.(a) .................... 9
949
Doximity, Inc., Class - A(a) ........... 55
2,635
Veeva Systems, Inc., Class - A(a) ....... 610
674
Hotel & Resort REITs — 0.02%
12,239
Host Hotels & Resorts, Inc. ........... 174
1,690
Park Hotels & Resorts, Inc. ........... 18
4,275
Ryman Hospitality Properties, Inc. ...... 391
583
Hotels, Restaurants & Leisure — 1.58%
7,594
Airbnb, Inc., Class - A(a) ............ 907
1,994
Aramark ........................ 69
580
Booking Holdings, Inc. .............. 2,672
555
Boyd Gaming Corp. ................ 37
1,556
Caesars Entertainment, Inc.(a) ......... 39
18,060
Carnival Corp.(a) .................. 353

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
579
Cava Group, Inc.(a) ................ $ 50
23,938
Chipotle Mexican Grill, Inc.(a) ........ 1,202
229
Choice Hotels International, Inc. ....... 30
541
Churchill Downs, Inc. ............... 60
3,228
Darden Restaurants, Inc. ............. 670
1,298
Domino's Pizza, Inc. ................ 596
6,169
DoorDash, Inc., Class - A(a) .......... 1,127
7,745
DraftKings, Inc.(a) ................. 257
841
Dutch Bros, Inc., Class - A(a) ......... 52
2,186
Expedia Group, Inc. ................ 367
38,212
Flutter Entertainment PLC, Class - DI(a) . 8,466
45,251
Hilton Worldwide Holdings, Inc. ....... 10,298
762
Hyatt Hotels Corp., Class - A ......... 94
6,282
Las Vegas Sands Corp. .............. 243
693
Light & Wonder, Inc.(a) ............. 60
9,094
Marriott International, Inc., Class - A .... 2,166
284
Marriott Vacations Worldwide Corp. .... 18
15,220
McDonald's Corp. ................. 4,754
4,094
MGM Resorts International(a) ......... 122
3,394
Norwegian Cruise Line Holdings Ltd.(a) . 64
1,172
Penn Entertainment, Inc.(a) ........... 19
633
Planet Fitness, Inc., Class - A(a) ....... 61
4,304
Royal Caribbean Cruises Ltd. ......... 884
28
Seaport Entertainment Group, Inc.(a) .... 1
19,771
Starbucks Corp. ................... 1,940
505
Texas Roadhouse, Inc. .............. 84
1,293
The Wendy's Co. .................. 19
560
Travel + Leisure Co. ................ 26
305
Vail Resorts, Inc. .................. 49
226
Wingstop, Inc. .................... 51
635
Wyndham Hotels & Resorts, Inc. ....... 57
1,763
Wynn Resorts Ltd. ................. 147
8,782
Yum! Brands, Inc. ................. 1,382
39,493
Household Durables — 0.44%
5,048
D.R. Horton, Inc. .................. 642
2,696
Garmin Ltd. ...................... 585
1,009
Leggett & Platt, Inc. ................ 8
4,104
Lennar Corp., Class - A .............. 471
112
Lennar Corp., Class - B ............. 12
399
Mohawk Industries, Inc.(a) ........... 46
2,863
Newell Brands, Inc. ................ 18
52
NVR, Inc.(a) ..................... 376
3,612
PulteGroup, Inc. ................... 371
99,210
SharkNinja, Inc.(a) ................. 8,276
1,261
Somnigroup International, Inc. ........ 76
778
Toll Brothers, Inc. ................. 82
242
TopBuild Corp.(a) ................. 74
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables (continued)
404
Whirlpool Corp. ................... $ 36
11,073
Household Products — 0.61%
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 116
13,819
Church & Dwight Co., Inc. ........... 1,521
25,293
Colgate-Palmolive Co. .............. 2,370
13,306
Kimberly-Clark Corp. ............... 1,893
412
Reynolds Consumer Products, Inc. ..... 10
209
Spectrum Brands Holdings, Inc. ....... 15
8,384
The Clorox Co. ................... 1,235
47,046
The Procter & Gamble Co. ........... 8,017
15,177
Independent Power and Renewable Electricity Producers
— 0.39%
968
Brookfield Renewable Corp. .......... 27
261
Clearway Energy, Inc., Class - A ....... 7
618
Clearway Energy, Inc., Class - C ....... 19
45,077
Talen Energy Corp.(a) .............. 9,000
5,463
The AES Corp. ................... 68
5,994
Vistra Corp. ...................... 704
9,825
Industrial Conglomerates — 0.75%
11,252
3M Co. ......................... 1,652
71,224
General Electric Co. ................ 14,256
13,197
Honeywell International, Inc. ......... 2,794
18,702
Industrial REITs — 0.52%
2,173
Americold Realty Trust, Inc. .......... 47
15,663
EastGroup Properties, Inc. ........... 2,759
15,173
First Industrial Realty Trust, Inc. ....... 819
474
Lineage, Inc. ..................... 28
67,564
Prologis, Inc. ..................... 7,552
1,661
Rexford Industrial Realty, Inc. ......... 65
1,356
STAG Industrial, Inc. ............... 49
28,323
Terreno Realty Corp. ............... 1,791
13,110
Insurance — 2.34%
15,284
Aflac, Inc. ....................... 1,699
5,665
American Financial Group, Inc. ........ 744
11,998
American International Group, Inc. ..... 1,043
4,682
Aon PLC, Class - A ................ 1,868
14,274
Arch Capital Group Ltd. ............. 1,373
39,838
Arthur J. Gallagher & Co. ............ 13,755
4,137
Assurant, Inc. .................... 868
375
Assured Guaranty Ltd. .............. 33
590
Axis Capital Holdings Ltd. ........... 59

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
514
Brighthouse Financial, Inc.(a) ......... $ 30
6,813
Brown & Brown, Inc. ............... 848
9,844
Chubb Ltd. ...................... 2,973
5,417
Cincinnati Financial Corp. ........... 800
207
CNA Financial Corp. ............... 11
1,941
Erie Indemnity Co., Class - A ......... 813
2,679
Everest Group Ltd. ................. 973
6,456
Fidelity National Financial, Inc. ....... 420
765
First American Financial Corp. ........ 50
678
Globe Life, Inc. ................... 89
482
Kemper Corp. .................... 32
165
Kinsale Capital Group, Inc. ........... 80
1,287
Lincoln National Corp. .............. 46
9,556
Loews Corp. ..................... 878
565
Markel Group, Inc.(a) ............... 1,057
10,582
Marsh & McLennan Cos., Inc. ........ 2,583
12,843
MetLife, Inc. ..................... 1,031
1,829
Old Republic International Corp. ....... 72
257
Primerica, Inc. .................... 73
4,012
Principal Financial Group, Inc. ........ 338
6,253
Prudential Financial, Inc. ............ 698
507
Reinsurance Group of America, Inc. .... 100
396
RenaissanceRe Holdings Ltd. ......... 95
608
RLI Corp. ....................... 49
740
Ryan Specialty Holdings, Inc. ......... 55
8,080
The Allstate Corp. ................. 1,673
268
The Hanover Insurance Group, Inc. ..... 47
9,558
The Hartford Insurance Group, Inc. ..... 1,182
13,481
The Progressive Corp. .............. 3,815
7,371
The Travelers Cos., Inc. ............. 1,949
1,405
Unum Group ..................... 114
19,066
W.R. Berkley Corp. ................ 1,357
19
White Mountains Insurance Group Ltd. .. 37
37,480
Willis Towers Watson PLC ........... 12,667
58,477
Interactive Media & Services — 3.02%
161,436
Alphabet, Inc., Class - A ............. 24,964
86,209
Alphabet, Inc., Class - C ............. 13,468
583
IAC, Inc.(a) ...................... 27
1,933
Match Group, Inc. ................. 60
53,066
Meta Platforms, Inc., Class - A ........ 30,587
10,533
Pinterest, Inc., Class - A(a) ........... 326
56,093
Reddit, Inc., Class A(a) .............. 5,884
10,787
Snap, Inc., Class - A(a) .............. 94
775
TripAdvisor, Inc.(a) ................ 11
576
Trump Media & Technology Group Corp.(a) 11
2,357
ZoomInfo Technologies, Inc.(a) ........ 24
75,456
Shares Security Description
Value
(000)
Common Stocks (continued)
IT Services — 0.95%
10,991
Accenture PLC, Class - A ............ $ 3,430
5,460
Akamai Technologies, Inc.(a) ......... 440
901
Amdocs Ltd. ..................... 82
5,318
Cloudflare, Inc., Class - A(a) .......... 599
8,669 Cognizant Technology Solutions Corp.,
Class - A .................... 663
1,383
DXC Technology Co.(a) ............. 24
982
EPAM Systems, Inc.(a) .............. 166
1,333
Gartner, Inc.(a) ................... 559
309
Globant SA(a) .................... 36
62,278
GoDaddy, Inc., Class - A(a) ........... 11,219
18,516
International Business Machines Corp. ... 4,604
1,741
Kyndryl Holdings, Inc.(a) ............ 55
1,263
MongoDB, Inc.(a) ................. 221
2,837
Okta, Inc.(a) ..................... 299
5,353
Snowflake, Inc., Class - A(a) .......... 783
2,670
Twilio, Inc., Class - A(a) ............. 262
1,500
VeriSign, Inc.(a) ................... 380
23,822
Leisure Products — 0.01%
548
Brunswick Corp. .................. 30
1,071
Hasbro, Inc. ...................... 65
2,666
Mattel, Inc.(a) .................... 52
417
Polaris, Inc. ...................... 17
654
YETI Holdings, Inc.(a) .............. 22
186
Life Sciences Tools & Services — 0.78%
698
10X Genomics, Inc., Class - A(a) ....... 6
5,030
Agilent Technologies, Inc. ............ 588
11,717
Avantor, Inc.(a) ................... 190
372
Azenta, Inc.(a) .................... 13
359
Bio-Rad Laboratories, Inc., Class - A(a) .. 87
2,728
Bio-Techne Corp. .................. 160
813
Bruker Corp. ..................... 34
382 Charles River Laboratories International,
Inc.(a) ...................... 57
11,330
Danaher Corp. .................... 2,323
672
Fortrea Holdings, Inc.(a) ............. 5
2,766
Illumina, Inc.(a) ................... 219
3,170
IQVIA Holdings, Inc.(a) ............. 559
196
Medpace Holdings, Inc.(a) ........... 60
373
Mettler-Toledo International, Inc.(a) .... 441
1,621
Qiagen NV(a) .................... 65
419
Repligen Corp.(a) .................. 53
2,158
Revvity, Inc. ..................... 228
1,160
Sotera Health Co.(a) ................ 14
27,377
Thermo Fisher Scientific, Inc. ......... 13,624
1,026
Waters Corp.(a) ................... 378

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
1,275
West Pharmaceutical Services, Inc. ..... $ 285
19,389
Machinery — 0.66%
471
AGCO Corp. ..................... 44
699
Allison Transmission Holdings, Inc. .... 67
8,456
Caterpillar, Inc. ................... 2,787
15,489
CNH Industrial N.V. ................ 190
357
Crane Co. ....................... 55
2,864
Cummins, Inc. .................... 898
5,097
Deere & Co. ..................... 2,392
921
Donaldson Co., Inc. ................ 62
2,403
Dover Corp. ...................... 422
430
Esab Corp. ....................... 50
987
Flowserve Corp. ................... 48
6,100
Fortive Corp. ..................... 447
1,831
Gates Industrial Corp. PLC(a) ......... 34
2,920
Graco, Inc. ...................... 244
2,440
IDEX Corp. ...................... 441
5,906
Illinois Tool Works, Inc. ............. 1,465
7,042
Ingersoll Rand, Inc. ................ 564
633
ITT, Inc. ........................ 82
425
Lincoln Electric Holdings, Inc. ........ 80
965
Nordson Corp. .................... 195
498
Oshkosh Corp. .................... 47
9,146
Otis Worldwide Corp. ............... 944
11,264
PACCAR, Inc. .................... 1,097
2,244
Parker-Hannifin Corp. .............. 1,364
2,862
Pentair PLC ...................... 250
214
RBC Bearings, Inc.(a) .............. 69
1,702
Snap-on, Inc. ..................... 573
2,659
Stanley Black & Decker, Inc. ......... 204
406
The Middleby Corp.(a) .............. 62
464
The Timken Co. ................... 33
4,404
The Toro Co. ..................... 321
3,026
Westinghouse Air Brake Technologies Corp. 549
4,228
Xylem, Inc. ...................... 505
16,585
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 46
Media — 0.26%
1,625
Charter Communications, Inc., Class - A(a) 599
76,168
Comcast Corp., Class - A ............ 2,810
13,488
Fox Corp., Class - A ................ 764
12,282
Fox Corp., Class - B ................ 647
132
Liberty Broadband Corp., Class - A(a) ... 11
880
Liberty Broadband Corp., Class - C(a) ... 75
6,586
News Corp., Class - A ............... 179
897
News Corp., Class - B .............. 27
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
227
Nexstar Media Group, Inc. ........... $ 41
6,031
Omnicom Group, Inc. ............... 500
70
Paramount Global, Class - A .......... 2
4,374
Paramount Global, Class - B .......... 52
6,681
The Interpublic Group of Cos., Inc. ..... 182
1,232
The New York Times Co., Class - A ..... 61
7,829
The Trade Desk, Inc., Class - A(a) ...... 428
6,378
Metals & Mining — 0.59%
1,930
Alcoa Corp. ...................... 59
947
ATI, Inc.(a) ...................... 49
57,833
Carpenter Technology Corp. .......... 10,479
3,876
Cleveland-Cliffs, Inc.(a) ............. 32
24,985
Freeport-McMoRan, Inc. ............ 946
1,013
MP Materials Corp.(a) .............. 25
34,885
Newmont Corp. ................... 1,684
4,147
Nucor Corp. ...................... 499
1,413
Reliance, Inc. ..................... 408
497
Royal Gold, Inc. ................... 81
665
Southern Copper Corp. .............. 62
2,554
Steel Dynamics, Inc. ................ 319
1,703
United States Steel Corp. ............ 72
14,715
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
6,682
AGNC Investment Corp. ............ 64
10,251
Annaly Capital Management, Inc. ...... 208
4,012
Rithm Capital Corp. ................ 46
2,421
Starwood Property Trust, Inc. ......... 48
366
Multi-Utilities — 0.58%
13,566
Ameren Corp. .................... 1,362
34,355
CenterPoint Energy, Inc. ............. 1,245
18,839
CMS Energy Corp. ................. 1,415
16,302
Consolidated Edison, Inc. ............ 1,803
31,167
Dominion Energy, Inc. .............. 1,748
10,486
DTE Energy Co. .................. 1,450
27,491
NiSource, Inc. .................... 1,102
16,777
Public Service Enterprise Group, Inc. .... 1,380
19,429
Sempra ......................... 1,386
14,515
WEC Energy Group, Inc. ............ 1,582
14,473
Office REITs — 0.15%
2,865
Alexandria Real Estate Equities, Inc. .... 265
2,652
BXP, Inc. ........................ 178
34,404
Cousins Properties, Inc. ............. 1,015
25,000
Douglas Emmett, Inc. ............... 400

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Office REITs (continued)
788
Highwoods Properties, Inc. ........... $ 23
881
Kilroy Realty Corp. ................ 29
30,581
SL Green Realty Corp. .............. 1,765
1,338
Vornado Realty Trust ............... 49
3,724
Oil, Gas & Consumable Fuels — 1.55%
2,550
Antero Midstream Corp. ............. 46
2,151
Antero Resources Corp.(a) ........... 87
2,799
APA Corp. ....................... 59
7,173
Cheniere Energy, Inc. ............... 1,659
33,789
Chevron Corp. .................... 5,652
474
Chord Energy Corp. ................ 53
767
Civitas Resources, Inc. .............. 27
29,043
ConocoPhillips ................... 3,050
28,563
Coterra Energy, Inc. ................ 825
13,243
Devon Energy Corp. ................ 496
5,785
Diamondback Energy, Inc. ........... 924
778
DT Midstream, Inc. ................ 75
14,328
EOG Resources, Inc. ............... 1,837
10,044
EQT Corp. ....................... 537
6,643
Expand Energy Corp. ............... 740
84,321
Exxon Mobil Corp. ................ 10,030
4,865
Hess Corp. ....................... 777
13,480
HF Sinclair Corp. .................. 443
55,465
Kinder Morgan, Inc. ................ 1,582
8,765
Marathon Petroleum Corp. ........... 1,277
902
Matador Resources Co. .............. 46
418
New Fortress Energy, Inc. ............ 3
21,088
Occidental Petroleum Corp. .......... 1,041
12,393
ONEOK, Inc. ..................... 1,229
4,562
Ovintiv, Inc. ..................... 195
4,823
Permian Resources Corp. ............ 67
11,637
Phillips 66 ....................... 1,438
1,786
Range Resources Corp. .............. 71
3,717
Targa Resources Corp. .............. 746
475
Texas Pacific Land Corp. ............ 630
30,920
The Williams Cos., Inc. ............. 1,847
9,899
Valero Energy Corp. ................ 1,308
984
Viper Energy, Inc. ................. 44
38,841
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 45
Passenger Airlines — 0.03%
949
Alaska Air Group, Inc.(a) ............ 47
4,899
American Airlines Group, Inc.(a) ....... 52
6,509
Delta Air Lines, Inc. ................ 284
6,064
Southwest Airlines Co. .............. 203
Shares Security Description
Value
(000)
Common Stocks (continued)
Passenger Airlines (continued)
3,318
United Airlines Holdings, Inc.(a) ....... $ 229
815
Personal Care Products — 0.09%
1,000
BellRing Brands, Inc.(a) ............. 74
2,894
Coty, Inc., Class - A(a) .............. 16
406
e.l.f. Beauty, Inc.(a) ................ 25
80,801
Kenvue, Inc. ..................... 1,939
4,039
The Estee Lauder Cos., Inc. .......... 266
2,320
Pharmaceuticals — 2.88%
54,398
Bristol-Myers Squibb Co. ............ 3,318
3,702
Elanco Animal Health, Inc.(a) ......... 39
14,925
Eli Lilly & Co. .................... 12,326
790
Intra-Cellular Therapies, Inc.(a) ........ 104
467
Jazz Pharmaceuticals PLC(a) ......... 58
48,856
Johnson & Johnson ................ 8,102
56,697
Merck & Co., Inc. ................. 5,089
530,832
Novo Nordisk A/S, ADR ............. 36,861
1,927
Organon & Co. ................... 29
1,019
Perrigo Co. PLC .................. 29
131,368
Pfizer, Inc. ....................... 3,329
31,068
Royalty Pharma PLC, Class - A ........ 967
52,238
Viatris, Inc. ...................... 455
7,904
Zoetis, Inc. ...................... 1,302
72,008
Professional Services — 1.54%
1,612,175
Alight, Inc., Class - A ............... 9,559
955
Amentum Holdings, Inc.(a) ........... 17
7,985
Automatic Data Processing, Inc. ....... 2,441
8,416
Booz Allen Hamilton Holding Corp. .... 881
2,790
Broadridge Financial Solutions, Inc. .... 676
171
CACI International, Inc., Class - A(a) ... 63
3,580
Clarivate PLC(a) .................. 14
322
Concentrix Corp. .................. 18
2,707
Dayforce, Inc.(a) .................. 158
2,329
Dun & Bradstreet Holdings, Inc. ....... 21
2,156
Equifax, Inc. ..................... 525
256
FTI Consulting, Inc.(a) .............. 42
1,353
Genpact Ltd. ..................... 68
3,290
Jacobs Solutions, Inc. ............... 397
1,034
KBR, Inc. ....................... 52
8,129
Leidos Holdings, Inc. ............... 1,097
381
ManpowerGroup, Inc. .............. 22
351
Parsons Corp.(a) .................. 21
6,488
Paychex, Inc. ..................... 1,001
893
Paycom Software, Inc. .............. 195
639
Paycor HCM, Inc.(a) ............... 14
317
Paylocity Holding Corp.(a) ........... 59

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Professional Services (continued)
802
Robert Half, Inc. .................. $ 44
417
Science Applications International Corp. . 47
126,598
SS&C Technologies Holdings, Inc. ..... 10,574
112,671
TransUnion ...................... 9,351
4,085
Verisk Analytics, Inc. ............... 1,216
38,573
Real Estate Management & Development — 0.06%
5,326
CBRE Group, Inc., Class - A(a) ........ 695
7,420
CoStar Group, Inc.(a) ............... 588
254
Howard Hughes Holdings, Inc.(a) ...... 19
362
Jones Lang LaSalle, Inc.(a) ........... 90
427
Zillow Group, Inc., Class - A(a) ........ 29
2,695
Zillow Group, Inc., Class - C(a) ........ 185
1,606
Residential REITs — 0.90%
59,294
American Homes 4 Rent, Class - A ..... 2,242
22,071
AvalonBay Communities, Inc. ......... 4,737
5,653
Camden Property Trust .............. 691
11,591
Equity LifeStyle Properties, Inc. ....... 773
13,514
Equity Residential ................. 967
14,853
Essex Property Trust, Inc. ............ 4,554
142,867
Independence Realty Trust, Inc. ........ 3,033
17,540
Invitation Homes, Inc. .............. 611
14,205
Mid-America Apartment Communities, Inc. 2,380
14,962
Sun Communities, Inc. .............. 1,925
13,322
UDR, Inc. ....................... 602
22,515
Retail REITs — 0.66%
42,168
Agree Realty Corp. ................ 3,254
2,262
Brixmor Property Group, Inc. ......... 60
49,056
Curbline Properties Corp. ............ 1,187
653
Federal Realty Investment Trust ....... 64
11,582
Kimco Realty Corp. ................ 246
1,373
NNN REIT, Inc. ................... 59
44,526
Phillips Edison & Co., Inc. ........... 1,625
29,147
Realty Income Corp. ............... 1,691
38,678
Regency Centers Corp. .............. 2,853
19,876
Simon Property Group, Inc. .......... 3,300
60,715
Tanger, Inc. ...................... 2,052
16,391
Semiconductors & Semiconductor Equipment — 4.29%
28,375
Advanced Micro Devices, Inc.(a) ....... 2,916
946
Allegro MicroSystems, Inc.(a) ......... 24
865
Amkor Technology, Inc. ............. 16
8,661
Analog Devices, Inc. ............... 1,746
14,228
Applied Materials, Inc. .............. 2,065
836
Astera Labs, Inc.(a) ................ 50
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
125,873
Broadcom, Inc. ................... $ 21,075
416
Cirrus Logic, Inc.(a) ................ 41
1,006
Enphase Energy, Inc.(a) ............. 62
2,619
Entegris, Inc. ..................... 229
1,797
First Solar, Inc.(a) ................. 227
757
GLOBALFOUNDRIES, Inc.(a) ....... 28
75,824
Intel Corp. ....................... 1,722
2,333
KLA Corp. ...................... 1,586
22,576
Lam Research Corp. ................ 1,642
1,029
Lattice Semiconductor Corp.(a) ........ 54
481 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 48
15,069
Marvell Technology, Inc. ............ 927
9,342
Microchip Technology, Inc. ........... 452
19,482
Micron Technology, Inc. ............. 1,693
501
MKS Instruments, Inc. .............. 40
837
Monolithic Power Systems, Inc. ....... 485
498,839
NVIDIA Corp. .................... 54,064
2,483
NXP Semiconductors N.V. ........... 472
7,482
ON Semiconductor Corp.(a) .......... 305
376
Onto Innovation, Inc.(a) ............. 46
756
Qorvo, Inc.(a) .................... 55
19,497
QUALCOMM, Inc. ................ 2,995
2,786
Skyworks Solutions, Inc. ............ 180
53,454 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 8,873
2,778
Teradyne, Inc. .................... 229
15,943
Texas Instruments, Inc. .............. 2,865
353
Universal Display Corp. ............. 49
934
Wolfspeed, Inc.(a) ................. 3
107,264
Software — 5.47%
31,277
Adobe, Inc.(a) .................... 11,996
1,527
ANSYS, Inc.(a) ................... 484
169
Appfolio, Inc., Class - A(a) ........... 37
4,057
AppLovin Corp., Class - A(a) ......... 1,075
2,791
Atlassian Corp., Class - A(a) .......... 592
3,763
Autodesk, Inc.(a) .................. 985
2,650
Bentley Systems, Inc., Class - B ....... 104
775
BILL Holdings, Inc.(a) .............. 36
4,768
Cadence Design Systems, Inc.(a) ....... 1,212
3,483
CCC Intelligent Solutions Holdings, Inc.(a) 31
1,856
Confluent, Inc., Class - A(a) .......... 44
1,164
Corpay, Inc.(a) .................... 406
4,192
Crowdstrike Holdings, Inc., Class - A(a) . 1,478
5,084
Datadog, Inc., Class - A(a) ........... 504
3,529
Docusign, Inc.(a) .................. 287
449
Dolby Laboratories, Inc., Class - A ..... 36
1,050
DoubleVerify Holdings, Inc.(a) ........ 14
1,718
Dropbox, Inc., Class - A(a) ........... 46
5,177
Dynatrace, Inc.(a) ................. 244

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
673
Elastic N.V.(a) .................... $ 60
423
Fair Isaac Corp.(a) ................. 780
531
Five9, Inc.(a) ..................... 14
11,219
Fortinet, Inc.(a) ................... 1,080
22,667
Gen Digital, Inc. .................. 601
912
Gitlab, Inc., Class - A(a) ............. 43
622
Guidewire Software, Inc.(a) .......... 117
852
HubSpot, Inc.(a) .................. 486
498
Informatica, Inc., Class - A(a) ......... 9
23,398
Intuit, Inc. ....................... 14,366
1,077
Manhattan Associates, Inc.(a) ......... 187
153,278
Microsoft Corp. ................... 57,541
4,008
MicroStrategy, Inc.(a) ............... 1,156
645
nCino, Inc.(a) .................... 18
4,389
Nutanix, Inc., Class - A(a) ............ 306
91,289
Oracle Corp. ..................... 12,763
36,485
Palantir Technologies, Inc., Class - A(a) .. 3,079
11,434
Palo Alto Networks, Inc.(a) ........... 1,951
314
Pegasystems, Inc. .................. 22
808
Procore Technologies, Inc.(a) ......... 53
2,083
PTC, Inc.(a) ...................... 322
646
RingCentral, Inc., Class - A(a) ......... 16
2,346
Roper Technologies, Inc. ............. 1,383
16,516
Salesforce, Inc. ................... 4,432
2,569
Samsara, Inc., Class - A(a) ........... 98
2,117
SentinelOne, Inc., Class - A(a) ........ 38
3,615
ServiceNow, Inc.(a) ................ 2,878
2,722
Synopsys, Inc.(a) .................. 1,167
776
Teradata Corp.(a) .................. 17
744
Tyler Technologies, Inc.(a) ........... 433
3,420
UiPath, Inc., Class - A(a) ............ 35
2,337
Unity Software, Inc.(a) .............. 46
45,936
Workday, Inc., Class - A(a) ........... 10,728
4,458
Zoom Communications, Inc.(a) ........ 329
1,702
Zscaler, Inc.(a) .................... 338
136,503
Specialized REITs — 1.14%
23,522
American Tower Corp. .............. 5,118
13,442
Crown Castle, Inc. ................. 1,401
1,695
CubeSmart ...................... 72
13,427
Digital Realty Trust, Inc. ............. 1,924
27,330
EPR Properties ................... 1,438
9,237
Equinix, Inc. ..................... 7,532
4,540
Extra Space Storage, Inc. ............ 674
15,340
Gaming and Leisure Properties, Inc. .... 781
25,507
Iron Mountain, Inc. ................ 2,195
656
Lamar Advertising Co., Class - A ....... 75
603
National Storage Affiliates Trust ....... 24
17,079
Public Storage .................... 5,112
1,161
Rayonier, Inc. .................... 32
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
3,516
SBA Communications Corp. .......... $ 773
32,853
VICI Properties, Inc. ............... 1,072
12,717
Weyerhaeuser Co. ................. 372
28,595
Specialty Retail — 1.15%
449
Advance Auto Parts, Inc. ............ 18
196
AutoNation, Inc.(a) ................ 32
494
AutoZone, Inc.(a) .................. 1,883
300,602
Bath & Body Works, Inc. ............ 9,114
3,643
Best Buy Co., Inc. ................. 268
1,113
Burlington Stores, Inc.(a) ............ 265
2,709
CarMax, Inc.(a) ................... 211
1,947
Carvana Co.(a) .................... 407
1,018
Dick's Sporting Goods, Inc. ........... 206
414
Five Below, Inc.(a) ................. 31
783
Floor & Decor Holdings, Inc., Class - A(a) 63
3,037
GameStop Corp., Class - A(a) ......... 68
206
Lithia Motors, Inc. ................. 60
9,894
Lowe's Cos., Inc. .................. 2,308
149
Murphy USA, Inc. ................. 70
1,568
O'Reilly Automotive, Inc.(a) .......... 2,246
152
Penske Automotive Group, Inc. ........ 22
123
RH(a) .......................... 29
5,773
Ross Stores, Inc. .................. 737
1,475
The Gap, Inc. ..................... 30
17,394
The Home Depot, Inc. .............. 6,374
22,344
The TJX Cos., Inc. ................. 2,722
12,634
Tractor Supply Co. ................. 696
1,182
Ulta Beauty, Inc.(a) ................ 433
995
Valvoline, Inc.(a) .................. 35
737
Wayfair, Inc., Class - A(a) ............ 24
2,199
Williams-Sonoma, Inc. .............. 348
28,700
Technology Hardware, Storage & Peripherals — 3.18%
305,522
Apple, Inc. ...................... 67,865
5,184
Dell Technologies, Inc., Class - C ...... 473
22,602
Hewlett Packard Enterprise Co. ........ 349
16,630
HP, Inc. ......................... 461
3,612
NetApp, Inc. ..................... 317
5,398
Pure Storage, Inc., Class - A(a) ........ 239
53,958
SanDisk Corp.(a) .................. 2,569
2,051
Seagate Technology Holdings PLC ..... 174
8,943
Super Micro Computer, Inc.^(a) ....... 306
165,463
Western Digital Corp.(a) ............. 6,689
79,442
Textiles, Apparel & Luxury Goods — 0.85%
450
Amer Sports, Inc.(a) ................ 12
303
Birkenstock Holding PLC(a) .......... 14

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
930
Capri Holdings Ltd.(a) .............. $ 18
283
Carter's, Inc. ..................... 12
273
Columbia Sportswear Co. ............ 21
459
Crocs, Inc.(a) ..................... 49
2,659
Deckers Outdoor Corp.(a) ............ 297
1,999
Lululemon Athletica, Inc.(a) .......... 566
150,900 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 18,691
20,749
NIKE, Inc., Class - B ............... 1,316
429
PVH Corp. ...................... 28
307
Ralph Lauren Corp. ................ 68
1,015
Skechers USA, Inc., Class - A(a) ....... 58
1,791
Tapestry, Inc. ..................... 126
1,429
Under Armour, Inc., Class - A(a) ....... 9
1,440
Under Armour, Inc., Class - C(a) ....... 9
2,652
VF Corp. ........................ 41
21,335
Tobacco — 0.79%
48,019
Altria Group, Inc. .................. 2,882
105,621
Philip Morris International, Inc. ........ 16,765
19,647
Trading Companies & Distributors — 1.02%
81,314
AerCap Holdings N.V. .............. 8,308
26,907
AerCap Holdings N.V. .............. 2,749
788
Air Lease Corp. ................... 38
1,478
Core & Main, Inc., Class - A(a) ........ 71
12,259
Fastenal Co. ...................... 951
3,516
Ferguson Enterprises, Inc. ............ 563
95,944
FTAI Aviation Ltd. ................. 10,653
350
MSC Industrial Direct Co., Inc. ........ 27
337
SiteOne Landscape Supply, Inc.(a) ...... 41
1,151
United Rentals, Inc. ................ 722
997
W.W. Grainger, Inc. ................ 985
607
Watsco, Inc. ...................... 308
338
WESCO International, Inc. ........... 52
25,468
Water Utilities — 0.08%
8,071
American Water Works Co., Inc. ....... 1,190
22,525
Essential Utilities, Inc. .............. 891
2,081
Wireless Telecommunication Services — 0.12%
11,157
T-Mobile US, Inc. ................. 2,976
Total Common Stocks .............. 1,647,764
Shares Security Description
Value
(000)
Contingent Right — 0.00%
Diversified Telecommunication Services — 0.00%
338
Mirati Therapeutics CVR, 01/01/26(a)(b) . $ –
Total Contingent Right ............. –
Investment Companies — 32.80%
Domestic Equity Funds — 19.10%
464,260
iShares Core S&P 500 ETF ........... 260,867
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 25,776
13,752
iShares Russell 1000 ETF ............ 4,218
313,010
Vanguard S&P 500 ETF ............. 160,859
93,660
Vanguard Total Stock Market ETF ...... 25,742
477,462
International Equity Funds — 10.06%
2,063,400
Vanguard FTSE Developed Markets ETF . 104,883
2,091,500
Vanguard FTSE Europe ETF .......... 146,844
251,727
Money Market Funds — 3.64%
175,595 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 4.20%^^(c) 176
90,937,248 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.22%(c) .................... 90,937
91,113
Total Investment Companies ......... 820,302
Purchased Options on Futures — 0.06%
Total Purchased Options on Futures ... 1,545
Total Investments (cost $1,871,733) —
98.75% ..................... 2,469,611
Other assets in excess of liabilities —
1.25% ...................... 31,140
Net Assets - 100.00% $ 2,500,751
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of March
31, 2025.
(c) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
RhumbLine
Advisers
Monashee
Investment
Management
LLC Total
Common Stocks .............................................................................. 44.65% 2.22% 3.10% 15.92% — 65.89%
Contingent Right ............................................................................. — — — — — — %
Investment Companies .................................................................... 0.01% 17.60% 0.03% 0.20% 14.96% 32.80%
Purchased Options on Futures ........................................................ — 0.06% — — — 0.06%
Other Assets (Liabilities) ................................................................ 0.06% 1.10% 0.01% — 0.08% 1.25%
Total Net Assets ......................................................................... 44.72% 20.98% 3.14% 16.12% 15.04% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2025.
Futures Contracts Purchased*
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 553 6/20/25 $ 156,313 $ 1,648
Russell 2000 Mini Index Future ................... 26 6/20/25 2,635 13
$ 158,948 $ 1,661
Total Unrealized Appreciation ..................... $ 1,661
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 1,661
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 25 $ 6,438 $ 5,150.00 5/30/25 $ (58)
E-Mini S&P 500 Future Option ............. Put 25 6,250 5,000.00 5/30/25 (40)
E-Mini S&P 500 Future Option ............. Put 25 6,750 5,400.00 5/30/25 (108)

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 25 $ 6,125 $ 4,900.00 6/30/25 $ (49)
E-Mini S&P 500 Future Option ............. Put 25 5,938 4,750.00 6/30/25 (37)
E-Mini S&P 500 Future Option ............. Put 25 5,813 4,650.00 6/30/25 (31)
E-Mini S&P 500 Future Option ............. Put 25 6,063 4,850.00 6/30/25 (45)
E-Mini S&P 500 Future Option ............. Put 25 6,188 4,950.00 6/30/25 (54)
E-Mini S&P 500 Future Option ............. Put 25 5,813 4,650.00 7/31/25 (46)
Euro Currency Future Option .............. Put 80 10,400 1.04 6/6/25 (20)
Euro Currency Future Option .............. Put 160 20,900 1.05 6/6/25 (50)
Euro Currency Future Option .............. Put 80 10,400 1.04 7/3/25 (26)
$ (564)
Exchanged-traded options on futures contacts purchased as of March 31, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
Euro Currency Future Option .............. Call 280 $ 37,450 $ 1.07 4/4/25 $ 592
Euro Currency Future Option .............. Call 240 32,250 1.08 5/9/25 531
Euro Currency Future Option .............. Call 160 21,400 1.07 5/9/25 422
$ 1,545
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
March 31,
2025 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 43
Daily 5.00 12/20/2029
3.64 $ 300,000 $ (15,354) $ (15,459) $ 105
$ (15,354) $ (15,459) $ 105
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
30
Shares Security Description
Value
(000)
Common Stocks — 99.23%
Australia — 1.71%
4,544
ANZ Group Holdings Ltd. (Banks)(a) ... $ 83
1,892
APA Group (Gas Utilities)(a) ......... 9
853 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 34
288
ASX Ltd. (Capital Markets) .......... 12
245
Atlassian Corp., Class - A (Software)(a) .. 52
7,722
BHP Group Ltd. (Metals & Mining) ..... 187
665
BlueScope Steel Ltd. (Metals & Mining) . 9
2,095 Brambles Ltd. (Commercial Services &
Supplies) .................... 26
562 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 11
99 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 16
2,003 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 25
2,605
Commonwealth Bank of Australia (Banks) 249
801
Computershare Ltd. (Professional Services) 20
785
CSL Ltd. (Biotechnology) ............ 124
2,563
Fortescue Ltd. (Metals & Mining) ...... 25
3,072
Goodman Group (Industrial REITs) ..... 55
3,583
Insurance Australia Group Ltd. (Insurance) 17
548
Macquarie Group Ltd. (Capital Markets) . 68
4,104
Medibank Pvt Ltd. (Insurance) ........ 11
4,680
National Australia Bank Ltd. (Banks) .... 101
1,753 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 20
2,606
Origin Energy Ltd. (Electric Utilities) ... 17
87
Pro Medicus Ltd. (Health Care Technology) 11
1,080
Qantas Airways Ltd. (Passenger Airlines) . 6
2,284
QBE Insurance Group Ltd. (Insurance) .. 32
78 REA Group Ltd. (Interactive Media &
Services) .................... 11
687 Reece Ltd. (Trading Companies &
Distributors) ................. 7
570
Rio Tinto Ltd. (Metals & Mining) ...... 41
4,937 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 21
7,433
Scentre Group (Retail REITs)(a) ....... 16
309 SGH Ltd. (Trading Companies &
Distributors) ................. 10
693 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 11
6,826
South32 Ltd. (Metals & Mining) ....... 14
3,420
Stockland (Diversified REITs) ......... 11
1,619
Suncorp Group Ltd. (Insurance) ....... 20
5,964 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 16
2,664
The GPT Group (Diversified REITs) .... 7
3,206 The Lottery Corp Ltd. (Hotels, Restaurants
& Leisure) ................... 10
4,665 Transurban Group (Transportation
Infrastructure)(a) .............. 39
1,167
Treasury Wine Estates Ltd. (Beverages) .. 7
8,881
Vicinity Ltd. (Retail REITs)(b) ........ 12
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
337 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ $ 7
1,718
Wesfarmers Ltd. (Broadline Retail) ..... 78
5,225
Westpac Banking Corp. (Banks) ....... 104
278
WiseTech Global Ltd. (Software)(a) ..... 14
2,884 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 42
1,844 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 34
1,752
Austria — 0.05%
467
Erste Group Bank AG (Banks)(b) ...... 33
218
OMV AG (Oil, Gas & Consumable Fuels) 11
101
Verbund AG (Electric Utilities) ........ 7
51
Belgium — 0.20%
210
Ageas SA/N.V. (Insurance)(b) ......... 13
1,415 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 86
58
D'ieteren Group (Distributors) ......... 10
85 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 6
347
KBC Group N.V. (Banks) ............ 32
1
Lotus Bakeries N.V. (Food Products)(b) .. 9
31
Sofina SA (Financial Services) ........ 8
108
Syensqo SA (Chemicals) ............. 7
191
UCB SA (Pharmaceuticals) ........... 34
205
Bermuda — 0.08%
572
Arch Capital Group Ltd. (Insurance) .... 55
65
Everest Group Ltd. (Insurance) ........ 24
79
Canada — 3.24%
765
Agnico Eagle Mines Ltd. (Metals & Mining) 83
400
Air Canada (Passenger Airlines)(a)(b) ... 4
1,153 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 57
461
AltaGas Ltd. (Gas Utilities) ........... 13
894 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 18
1,151
Bank of Montreal (Banks) ............ 110
2,627
Barrick Gold Corp. (Metals & Mining) .. 51
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 5
2,077
Brookfield Corp. (Capital Markets) ..... 109
300 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 8
483
CAE, Inc. (Aerospace & Defense)(a) .... 12

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
659 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... $ 27
1,434 Canadian Imperial Bank of Commerce
(Banks) ..................... 81
807 Canadian National Railway Co. (Ground
Transportation) ............... 79
3,200 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 98
1,417 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 99
75 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 8
300 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 8
218 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 11
176 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 14
2,070 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 29
307
CGI, Inc. (IT Services) .............. 31
31
Constellation Software, Inc. (Software) .. 98
457
Dollarama, Inc. (Broadline Retail) ...... 49
599 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 12
449
Emera, Inc. (Electric Utilities) ......... 19
193 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 6
3,315 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 147
31
Fairfax Financial Holdings Ltd. (Insurance) 45
1,070 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 14
60 FirstService Corp. (Real Estate Management
& Development) .............. 10
759
Fortis, Inc. (Electric Utilities) ......... 35
294
Franco-Nevada Corp. (Metals & Mining) . 46
87 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 15
348 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 17
207 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 9
429
Great-West Lifeco, Inc. (Insurance) ..... 17
499
Hydro One Ltd. (Electric Utilities)(b) .... 17
142
iA Financial Corp., Inc. (Insurance) ..... 13
200
IGM Financial, Inc. (Capital Markets) ... 6
271 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 20
272
Intact Financial Corp. (Insurance)(b) .... 56
1,114
Ivanhoe Mines Ltd. (Metals & Mining)(a) 9
348 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 11
1,858
Kinross Gold Corp. (Metals & Mining) .. 23
227 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 32
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
168 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ $ 48
1,119
Lundin Mining Corp. (Metals & Mining)(b) 9
402 Magna International, Inc. (Automobile
Components) ................. 14
2,796
Manulife Financial Corp. (Insurance) .... 87
314 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 22
597
National Bank of Canada (Banks) ...... 49
746
Nutrien Ltd. (Chemicals) ............ 37
89
Onex Corp. (Capital Markets) ......... 6
393
Open Text Corp. (Software)(b) ........ 10
551 Pan American Silver Corp. (Metals &
Mining) ..................... 14
879 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 35
852
Power Corp. of Canada (Insurance) ..... 30
227 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 6
464 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 31
532 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 14
2,211
Royal Bank of Canada (Banks) ........ 248
366
Saputo, Inc. (Food Products)(b) ........ 6
1,844
Shopify, Inc., Class - A (IT Services)(a) .. 174
173
Stantec, Inc. (Construction & Engineering) 14
872
Sun Life Financial, Inc. (Insurance) ..... 50
1,908 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 74
1,582 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 75
713 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 26
737 TELUS Corp. (Diversified
Telecommunication Services) ..... 11
122 TFI International, Inc. (Ground
Transportation) ............... 9
1,893
The Bank of Nova Scotia (Banks) ...... 90
128 The Descartes Systems Group, Inc.
(Software)(a) ................. 13
2,729
The Toronto-Dominion Bank (Banks) ... 163
241 Thomson Reuters Corp. (Professional
Services) .................... 42
420
TMX Group Ltd. (Capital Markets) ..... 15
124 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 10
536 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 26
391 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 76
136 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 10
693 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 54

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
199 WSP Global, Inc. (Construction &
Engineering) ................. $ 34
3,313
Chile — 0.01%
594
Antofagasta PLC (Metals & Mining) .... 13
Denmark — 0.61%
7 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 12
6 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 10
143
Carlsberg A/S, Class - B (Beverages) .... 18
191 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 20
1,137
Danske Bank A/S (Banks) ............ 37
131 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 4
310
DSV A/S (Air Freight & Logistics) ..... 61
94
Genmab A/S (Biotechnology)(a)(b) ..... 18
4,957 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 340
530
Novonesis (Novozymes) (Chemicals) ... 31
253
Orsted A/S (Electric Utilities)(a)(b) ..... 11
124 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 19
18 ROCKWOOL A/S, Class - B (Building
Products) .................... 7
505
Tryg A/S (Insurance)(b) ............. 12
1,529 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 21
96
Zealand Pharma A/S (Biotechnology)(a) . 7
628
Finland — 0.27%
201 Elisa Oyj (Diversified Telecommunication
Services) .................... 10
635
Fortum Oyj (Electric Utilities) ......... 10
386 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 8
508
Kone Oyj, Class - B (Machinery) ....... 28
920
Metso Oyj (Machinery)(b) ........... 10
633
Neste Oyj (Oil, Gas & Consumable Fuels) 6
8,275
Nokia Oyj (Communications Equipment) . 44
4,802
Nordea Bank Abp (Banks) ........... 61
243
Orion Oyj, Class - B (Pharmaceuticals) .. 14
3,597
Sampo Oyj, A Shares (Insurance) ...... 34
1,248 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 12
770 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 21
747
Wartsila Oyj Abp (Machinery) ......... 13
271
Shares Security Description
Value
(000)
Common Stocks (continued)
France — 2.88%
283
Accor SA (Hotels, Restaurants & Leisure) $ 13
91 Aeroports de Paris SA (Transportation
Infrastructure) ................ 9
877
Air Liquide SA (Chemicals) .......... 167
904
Airbus SE (Aerospace & Defense) ...... 159
522
Alstom SA (Machinery)(a) ........... 12
152
Amundi SA (Capital Markets) ......... 12
77
Arkema SA (Chemicals) ............. 6
2,688
AXA SA (Insurance) ............... 115
60 BioMerieux (Health Care Equipment &
Supplies) .................... 7
1,584
BNP Paribas SA (Banks) ............. 132
1,613
Bollore SE (Entertainment) ........... 9
281
Bouygues SA (Construction & Engineering) 11
466
Bureau Veritas SA (Professional Services) 14
232
Capgemini SE (IT Services) .......... 35
796 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 11
715
Cie de Saint-Gobain SA (Building Products) 71
1,006 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 35
134
Covivio SA (Office REITs)(a) ......... 8
1,608
Credit Agricole SA (Banks) ........... 29
969
Danone SA (Food Products) .......... 74
1,005
Dassault Systemes SE (Software) ...... 38
354
Edenred SE (Financial Services) ....... 12
100
Eiffage SA (Construction & Engineering)(b) 12
2,752
Engie SA (Multi-Utilities) ............ 54
452 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 130
57
Eurazeo SE (Financial Services) ....... 4
256 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 8
61
Gecina SA (Office REITs)(b) .......... 6
390
Getlink SE (Transportation Infrastructure) 7
48 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 126
54
Ipsen SA (Pharmaceuticals) ........... 6
112 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 23
304
Klepierre SA (Retail REITs) .......... 10
397
Legrand SA (Electrical Equipment) ..... 42
364
L'Oreal SA (Personal Care Products) .... 135
428 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 266
2,784 Orange SA (Diversified Telecommunication
Services)(b) .................. 36
301
Pernod Ricard SA (Beverages) ........ 30
339
Publicis Groupe SA (Media) .......... 32
290
Renault SA (Automobiles) ........... 15
332 Rexel SA (Trading Companies &
Distributors) ................. 9
567
Safran SA (Aerospace & Defense) ...... 149
1,762
Sanofi SA (Pharmaceuticals) .......... 195

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
44 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. $ 9
847 Schneider Electric SE (Electrical
Equipment)(b) ................ 196
1,093
Societe Generale SA (Banks) ......... 49
131
Sodexo SA (Hotels, Restaurants & Leisure) 8
122
Teleperformance SE (Professional Services) 12
140
Thales SA (Aerospace & Defense) ...... 37
3,385 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 219
180
Unibail-Rodamco-Westfield (Retail REITs) 15
1,046
Veolia Environnement SA (Multi-Utilities) 36
750
Vinci SA (Construction & Engineering) .. 95
2,950
Germany — 2.52%
259 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 61
608
Allianz SE, Registered Shares (Insurance) 233
1,470
BASF SE (Chemicals) .............. 74
1,480 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 35
500 Bayerische Motoren Werke AG
(Automobiles) ................ 40
15 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 1
145
Beiersdorf AG (Personal Care Products) .. 19
183 Brenntag SE (Trading Companies &
Distributors) ................. 12
1,438
Commerzbank AG (Banks) ........... 33
165
Continental AG (Automobile Components) 12
310
Covestro AG (Chemicals)(a) .......... 20
93 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 9
723
Daimler Truck Holding AG (Machinery) . 29
284 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 7
2,795 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 67
283
Deutsche Boerse AG (Capital Markets) .. 83
848 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 6
1,448
Deutsche Post AG (Air Freight & Logistics) 62
5,305 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 196
168 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 8
3,392
E.ON SE (Multi-Utilities) ............ 51
515
Evonik Industries AG (Chemicals) ...... 11
311 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 15
638 Fresenius SE & Co. KGaA (Health Care
Providers & Services)(a) ......... 27
231
GEA Group AG (Machinery) ......... 14
91
Hannover Rueck SE (Insurance) ....... 27
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
207 Heidelberg Materials AG (Construction
Materials) ................... $ 36
159 Henkel AG & Co. KGaA (Household
Products) .................... 11
245 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 19
1,995 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 66
107
Knorr-Bremse AG (Machinery) ........ 10
107 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 8
1,099
Mercedes-Benz Group AG (Automobiles) 65
195
Merck KGaA (Pharmaceuticals) ....... 27
81 MTU Aero Engines AG (Aerospace &
Defense) .................... 28
204 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 129
86
Nemetschek SE (Software) ........... 10
157 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 4
8
Rational AG (Machinery) ............ 7
69
Rheinmetall AG (Aerospace & Defense) . 99
952 RWE AG (Independent Power and
Renewable Electricity Producers) .. 34
1,609
SAP SE (Software) ................. 432
39 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 9
108
Scout24 SE (Interactive Media & Services) 11
1,175 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 271
974 Siemens Energy AG (Electrical
Equipment)(a)(b) .............. 58
427 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... 23
200
Symrise AG (Chemicals)(b) .......... 21
96
Talanx AG (Insurance) .............. 10
1,109 Vonovia SE (Real Estate Management &
Development)(a) .............. 30
338
Zalando SE (Specialty Retail)(a) ....... 12
2,582
Hong Kong — 0.54%
16,600
AIA Group Ltd. (Insurance) .......... 125
5,500
BOC Hong Kong Holdings Ltd. (Banks) . 22
2,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 10
4,000 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 23
1,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 9
2,500
CLP Holdings Ltd. (Electric Utilities) ... 20
84 Futu Holdings Ltd., ADR (Capital Markets)
(b) ........................ 9
4,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 16

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,100
Hang Seng Bank Ltd. (Banks) ......... $ 15
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 6
5,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 7
16,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 14
1,849 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 81
1,600 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 7
300 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 13
3,811
Link REIT (Retail REITs)(a) .......... 18
2,000
MTR Corp. Ltd. (Ground Transportation) . 7
2,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 12
3,973
Prudential PLC (Insurance)(a) ......... 42
8,518 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 9
3,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 8
2,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 19
1,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 9
2,000
Techtronic Industries Co. Ltd. (Machinery) 24
3,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 7
11,950
WH Group Ltd. (Food Products) ....... 11
2,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 5
548
Ireland (Republic of) — 0.92%
963
Accenture PLC, Class - A (IT Services) .. 299
248 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 25
44 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 4
3,181
AIB Group PLC (Banks) ............ 21
133
Allegion PLC (Building Products) ...... 17
356
Aptiv PLC (Automobile Components)(a) . 21
1,530
Bank of Ireland Group PLC (Banks) .... 18
151
DCC PLC (Industrial Conglomerates)(b) . 10
1,393
Experian PLC (Professional Services) ... 65
652 James Hardie Industries PLC (Construction
Materials)(a) ................. 16
226 Kerry Group PLC, Class - A (Food
Products)(b) ................. 24
232
Kingspan Group PLC (Building Products) 19
1,988 Medtronic PLC (Health Care Equipment &
Supplies) .................... 179
789 Smurfit WestRock PLC (Containers &
Packaging) .................. 36
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
458 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. $ 65
351 Trane Technologies PLC (Building
Products) .................... 118
937
Israel — 0.23%
101 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 7
1,868
Bank Hapoalim BM (Banks) .......... 25
2,562
Bank Leumi Le-Israel BM (Banks) ..... 36
133 Check Point Software Technologies Ltd.
(Software)(a) ................. 30
71
CyberArk Software Ltd. (Software)(a) ... 24
40
Elbit Systems Ltd. (Aerospace & Defense) 15
151
Global-e Online Ltd. (Broadline Retail)(a) 5
1,131
ICL Group Ltd. (Chemicals) .......... 6
1
Isracard Ltd. (Consumer Finance) ...... —
1,824
Israel Discount Bank Ltd., Class - A (Banks) 13
229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 10
57
Monday.com Ltd. (Software)(a) ........ 14
94
Nice Ltd. (Software)(a) .............. 15
1,698 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 26
80
Wix.com Ltd. (IT Services)(a) ......... 13
239
Italy — 0.74%
182 Amplifon SpA (Health Care Providers &
Services) .................... 4
1,955
Banco BPM SpA (Banks) ............ 20
1,504
BPER Banca S.p.A. (Banks) .......... 12
1,427 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 8
54 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 5
12,370
Enel SpA (Electric Utilities)(b) ........ 100
3,247
Eni SpA (Oil, Gas & Consumable Fuels) . 50
192
Ferrari N.V. (Automobiles) ........... 82
925
FinecoBank Banca Fineco SpA (Banks) .. 18
1,425
Generali (Insurance) ................ 50
461 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 5
23,021
Intesa Sanpaolo SpA (Banks)(b) ....... 119
615
Leonardo SpA (Aerospace & Defense) ... 30
764 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 14
351 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 22
694
Nexi SpA (Financial Services)(a) ....... 4
688
Poste Italiane SpA (Insurance) ......... 12
425
Prysmian SpA (Electrical Equipment) ... 23

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
170 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... $ 10
3,098
Snam SpA (Gas Utilities) ............ 16
25,056 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 8
2,118 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 19
2,123
UniCredit SpA (Banks) .............. 120
547
Unipol Assicurazioni SpA (Insurance) ... 9
760
Japan — 5.54%
1,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 53
1,000 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 25
300
AGC, Inc. (Building Products) ........ 9
1,000
Aisin Corp. (Automobile Components) .. 11
1,400
Ajinomoto Co., Inc. (Food Products) .... 28
300
ANA Holdings, Inc. (Passenger Airlines)(b) 6
2,200
Asahi Group Holdings Ltd. (Beverages)(b) 28
1,900
Asahi Kasei Corp. (Chemicals) ........ 13
1,000 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 21
2,700
Astellas Pharma, Inc. (Pharmaceuticals) .. 26
900 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 30
900 Bridgestone Corp. (Automobile
Components) ................. 36
1,400 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 44
500
Capcom Co. Ltd. (Entertainment) ...... 12
1,100 Central Japan Railway Co. (Ground
Transportation) ............... 21
1,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 11
1,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 46
1,600
Concordia Financial Group Ltd. (Banks) . 11
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 9
500
Daifuku Co. Ltd. (Machinery) ......... 12
5,600
Dai-ichi Life Holdings, Inc. (Insurance) .. 43
2,700 Daiichi Sankyo Co. Ltd. (Pharmaceuticals)
(b) ........................ 64
400
Daikin Industries Ltd. (Building Products) 43
100 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 10
800 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 26
1,900 Daiwa Securities Group, Inc. (Capital
Markets) .................... 13
2,900
Denso Corp. (Automobile Components) .. 36
300
Dentsu Group, Inc. (Media) .......... 7
200 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 41
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,400 East Japan Railway Co. (Ground
Transportation) ............... $ 28
400
Eisai Co. Ltd. (Pharmaceuticals) ....... 11
4,100 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 22
1,400
FANUC Corp. (Machinery) ........... 38
300
Fast Retailing Co. Ltd. (Specialty Retail) . 89
300
Fuji Electric Co. Ltd. (Electrical Equipment) 13
1,700 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 33
400
Fujikura Ltd. (Electrical Equipment) .... 15
2,700
Fujitsu Ltd. (IT Services)(b) .......... 54
300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 8
7,100
Hitachi Ltd. (Industrial Conglomerates) .. 167
6,800
Honda Motor Co. Ltd. (Automobiles) ... 62
200
Hoshizaki Corp. (Machinery) ......... 8
500 Hoya Corp. (Health Care Equipment &
Supplies) .................... 56
800 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 8
1,400 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 10
1,300
Inpex Corp. (Oil, Gas & Consumable Fuels) 18
800
Isuzu Motors Ltd. (Automobiles) ....... 11
1,800 ITOCHU Corp. (Trading Companies &
Distributors) ................. 84
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 7
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 15
2,200
Japan Post Bank Co. Ltd. (Banks)(b) .... 22
2,900
Japan Post Holdings Co. Ltd. (Insurance)(b) 29
500
Japan Post Insurance Co. Ltd. (Insurance)(b) 10
800
JFE Holdings, Inc. (Metals & Mining)(b) . 10
600
Kajima Corp. (Construction & Engineering) 12
700
Kao Corp. (Personal Care Products) ..... 30
500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 7
4,600 KDDI Corp. (Wireless Telecommunication
Services) .................... 73
300 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 118
1,000
Kikkoman Corp. (Food Products) ...... 10
1,100
Kirin Holdings Co. Ltd. (Beverages) .... 15
400 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 9
1,500
Komatsu Ltd. (Machinery) ........... 44
200
Konami Group Corp. (Entertainment) ... 24
1,500
Kubota Corp. (Machinery) ........... 19
1,900 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 21
300
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 4
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 9

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,300
LY Corp. (Interactive Media & Services) . $ 15
700
M3, Inc. (Health Care Technology) ..... 8
500
Makita Corp. (Machinery) ........... 17
2,100 Marubeni Corp. (Trading Companies &
Distributors) ................. 34
500 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 8
300
MEIJI Holdings Co. Ltd. (Food Products) 7
500
MINEBEA MITSUMI, Inc. (Machinery) . 7
2,000 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 10
5,200 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 92
2,900 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 53
1,600 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 26
1,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 7
4,900 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 84
17,400 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 236
3,800 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 72
4,000 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 36
500 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 17
3,640
Mizuho Financial Group, Inc. (Banks) ... 100
600 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 11
1,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 41
2,500 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 39
2,000
NEC Corp. (IT Services) ............. 43
500
Nexon Co. Ltd. (Entertainment) ....... 7
1,300
NIDEC Corp. (Electrical Equipment) .... 22
1,700
Nintendo Co. Ltd. (Entertainment) ...... 116
10
Nippon Building Fund, Inc. (Office REITs) 8
1,400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 11
300
Nippon Sanso Holdings Corp. (Chemicals) 9
1,500
Nippon Steel Corp. (Metals & Mining)(b) 32
45,100 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 44
700
Nippon Yusen KK (Marine Transportation) 23
3,400
Nissan Motor Co. Ltd. (Automobiles) ... 9
300 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 6
200
Nitori Holdings Co. Ltd. (Specialty Retail) 20
1,100
Nitto Denko Corp. (Chemicals) ........ 20
4,500
Nomura Holdings, Inc. (Capital Markets) . 28
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
600 Nomura Research Institute Ltd. (IT
Services) .................... $ 20
1,000
NTT Data Group Corp. (IT Services) .... 18
1,000 Obayashi Corp. (Construction &
Engineering) ................. 13
500
Obic Co. Ltd. (IT Services) ........... 14
1,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 22
300 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 8
500 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 5
100
Oracle Corp. Japan (Software) ......... 11
1,600 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 32
1,700
ORIX Corp. (Financial Services) ....... 35
600
Osaka Gas Co. Ltd. (Gas Utilities) ...... 14
300
Otsuka Corp. (IT Services) ........... 6
700
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 36
600 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 16
3,500 Panasonic Holdings Corp. (Household
Durables) ................... 42
2,300
Rakuten Group, Inc. (Broadline Retail)(a)(b) 13
2,200 Recruit Holdings Co. Ltd. (Professional
Services) .................... 114
2,600 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 35
3,200
Resona Holdings, Inc. (Banks) ........ 28
800 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 8
400
SBI Holdings, Inc. (Capital Markets) .... 11
100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 7
300
SCSK Corp. (IT Services) ............ 7
600 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 20
400 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 6
600 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 10
900
Sekisui House Ltd. (Household Durables) 20
3,400 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 49
800 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 8
300 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 7
100
Shimano, Inc. (Leisure Products) ....... 14
2,700
Shin-Etsu Chemical Co. Ltd. (Chemicals) 77
1,100
Shionogi & Co. Ltd. (Pharmaceuticals) .. 17
600
Shiseido Co. Ltd. (Personal Care Products) 11
100
SMC Corp. (Machinery) ............. 36
43,500 SoftBank Corp. (Wireless
Telecommunication Services) ..... 61

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,500 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... $ 77
1,300
Sompo Holdings, Inc. (Insurance) ...... 40
9,400
Sony Group Corp. (Household Durables) . 237
900
Subaru Corp. (Automobiles) .......... 16
1,600 Sumitomo Corp. (Trading Companies &
Distributors) ................. 37
1,100 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 18
400 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 9
5,700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 147
1,000
Sumitomo Mitsui Trust Group, Inc. (Banks) 25
500 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 19
300
Suntory Beverage & Food Ltd. (Beverages) 10
2,400
Suzuki Motor Corp. (Automobiles) ..... 29
800 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 15
700
T&D Holdings, Inc. (Insurance) ....... 15
300
Taisei Corp. (Construction & Engineering) 13
2,400 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 71
2,900 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 30
2,000 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 38
1,200
The Chiba Bank Ltd. (Banks) ......... 11
1,400 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 17
300
TIS, Inc. (IT Services) .............. 8
200
Toho Co. Ltd. (Entertainment) ......... 10
2,700
Tokio Marine Holdings, Inc. (Insurance) . 105
700 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 96
700
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 22
800
Tokyu Corp. (Ground Transportation) ... 9
400 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 11
2,100
Toray Industries, Inc. (Chemicals) ...... 14
300
Toyota Industries Corp. (Machinery) .... 26
14,700
Toyota Motor Corp. (Automobiles) ..... 259
1,000 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 17
200
Trend Micro, Inc. (Software) .......... 14
1,700
Unicharm Corp. (Household Products) ... 14
600 West Japan Railway Co. (Ground
Transportation)(b) ............. 12
400
Yakult Honsha Co. Ltd. (Food Products) . 8
1,400
Yamaha Motor Co. Ltd. (Automobiles) .. 11
300
Yaskawa Electric Corp. (Machinery) .... 8
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
300 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. $ 6
200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 11
900
ZOZO, Inc. (Specialty Retail)(b) ....... 9
5,671
Luxembourg — 0.04%
706
ArcelorMittal SA (Metals & Mining) .... 20
302 CVC Capital Partners PLC (Capital
Markets)(a) .................. 6
202 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 11
37
Macau — 0.01%
3,600 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 7
Netherlands — 1.24%
690
ABN AMRO Bank N.V., Class CV (Banks) 15
36
Adyen N.V. (Financial Services)(a)(b) ... 55
1,921
Aegon Ltd. (Insurance) .............. 13
254
Akzo Nobel N.V. (Chemicals) ......... 16
92
Argenx SE (Biotechnology)(a) ........ 54
72 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 33
610 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 405
238
ASR Nederland N.V. (Insurance) ....... 14
124 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 13
113
Euronext N.V. (Capital Markets) ....... 16
144
EXOR N.V. (Financial Services) ....... 13
715
Ferrovial SE (Construction & Engineering) 32
193
Heineken Holding N.V. (Beverages) .... 14
435
Heineken N.V. (Beverages) ........... 35
90 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 12
4,775
ING Groep N.V. (Banks) ............. 94
425
JDE Peet's N.V. (Food Products) ....... 9
1,397 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 52
5,842 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 25
404
NN Group N.V. (Insurance) ........... 22
389 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 74
2,075
Prosus N.V. (Broadline Retail)(a)(b) .... 96
326 Qiagen NV (Life Sciences Tools & Services)
(a) ........................ 13
276
Randstad N.V. (Professional Services) ... 11
3,076
Stellantis N.V. (Automobiles) ......... 34

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
1,246 Universal Music Group N.V.
(Entertainment) ............... $ 34
387
Wolters Kluwer N.V. (Professional Services) 60
1,264
New Zealand — 0.07%
2,407 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 11
1,214
Contact Energy Ltd. (Electric Utilities) .. 6
890 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 17
1,918
Infratil Ltd. (Industrial Conglomerates) .. 11
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 9
219
Xero Ltd. (Software)(a) ............. 22
76
Norway — 0.17%
460 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 11
1,337
DNB Bank ASA (Banks) ............ 36
1,266 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 33
485
Gjensidige Forsikring ASA (Insurance) .. 11
133 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 20
673
Mowi ASA (Food Products)(b) ........ 12
2,084
Norsk Hydro ASA (Metals & Mining) ... 12
987
Orkla ASA (Food Products) .......... 11
93
Salmar ASA (Food Products) ......... 4
896 Telenor ASA (Diversified
Telecommunication Services) ..... 13
235
Yara International ASA (Chemicals) .... 7
170
Poland — 0.00%
335
InPost SA (Air Freight & Logistics)(a) ... 5
Portugal — 0.04%
4,621
EDP SA (Electric Utilities) ........... 16
631 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 11
429 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 9
36
Singapore — 0.36%
5,741 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 11
9,247 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 14
3,400 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 7
3,007
DBS Group Holdings Ltd. (Banks) ..... 102
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
15,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... $ 9
3,470 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 16
2,200
Keppel Ltd. (Industrial Conglomerates) .. 11
5,190 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 67
1,400
Sembcorp Industries Ltd. (Multi-Utilities) 7
2,100 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 11
1,300
Singapore Exchange Ltd. (Capital Markets) 13
2,400 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 12
11,400 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 29
1,900
United Overseas Bank Ltd. (Banks) ..... 54
3,000
Wilmar International Ltd. (Food Products) 7
370
Spain — 0.78%
54
Acciona SA (Electric Utilities) ........ 7
268 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 15
111 Aena SME SA (Transportation
Infrastructure) ................ 26
732 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 56
8,767 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 120
8,221
Banco de Sabadell SA (Banks) ........ 23
23,625
Banco Santander SA (Banks)(b) ....... 158
5,977
CaixaBank SA (Banks) .............. 47
793 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 28
440 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 4
467
Endesa SA (Electric Utilities) ......... 12
512
Grifols SA (Biotechnology)(a) ......... 5
9,162
Iberdrola SA (Electric Utilities) ........ 148
1,640 Industria de Diseno Textil SA (Specialty
Retail) ...................... 82
591
Redeia Corp. SA (Electric Utilities) ..... 12
1,748
Repsol SA (Oil, Gas & Consumable Fuels) 23
6,685 Telefonica SA (Diversified
Telecommunication Services) ..... 32
798
Sweden — 0.95%
393 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 12
431
Alfa Laval AB (Machinery) .......... 18

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,645 Assa Abloy AB, Class - B (Building
Products) .................... $ 49
4,258
Atlas Copco AB, Class - A (Machinery) .. 68
2,366
Atlas Copco AB, Class - B (Machinery) .. 33
574 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 8
410
Boliden AB (Metals & Mining) ........ 13
990
Epiroc AB, Class - A (Machinery) ...... 20
596
Epiroc AB, Class - B (Machinery) ...... 11
559
EQT AB (Capital Markets) ........... 17
916
Essity AB, Class - B (Household Products) 26
234 Evolution AB (Hotels, Restaurants &
Leisure) .................... 17
1,608 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 10
833 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 11
3,150 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 34
172 Holmen AB, B shares (Paper & Forest
Products) .................... 7
282 Industrivarden AB, Class - A (Financial
Services)(b) .................. 10
106 Industrivarden AB, Class - C (Financial
Services) .................... 4
411
Indutrade AB (Machinery) ........... 11
321 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 9
2,598
Investor AB, Class - B (Financial Services) 79
169 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 8
347 Lifco AB, Class - B (Industrial
Conglomerates) ............... 12
2,221 Nibe Industrier AB, Class - B (Building
Products) .................... 8
485
Saab AB, Class - B (Aerospace & Defense) 19
300 Sagax AB, Class - B (Real Estate
Management & Development) ..... 6
1,605
Sandvik AB (Machinery) ............ 34
729 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 10
2,406 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 40
513 Skanska AB, Class - B (Construction &
Engineering)(a) ............... 11
503
SKF AB, B shares (Machinery) ........ 10
240
Spotify Technology SA (Entertainment)(a) 133
815 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products)(a) ...... 11
2,214 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 25
1,286
Swedbank AB, Class - A (Banks) ....... 29
291 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 8
805 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 11
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
4,230 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... $ 33
3,489 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 13
317
Trelleborg AB, Class - B (Machinery) ... 12
2,419
Volvo AB, Class - B (Machinery) ...... 71
971
Switzerland — 2.90%
2,412 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 124
762 Alcon AG (Health Care Equipment &
Supplies) .................... 72
214
Avolta AG (Specialty Retail)(b) ........ 9
62 Baloise Holding AG, Registered Shares
(Insurance) .................. 13
45 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 5
5 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 7
31
BKW AG (Electric Utilities) .......... 5
3 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 41
584
Chubb Ltd. (Insurance) .............. 176
817 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 143
326
Coca-Cola HBC AG (Beverages) ....... 15
282
DSM-Firmenich AG (Chemicals) ...... 28
10
EMS-Chemie Holding AG (Chemicals) .. 7
165
Galderma Group AG (Pharmaceuticals)(a) 17
233
Garmin Ltd. (Household Durables) ..... 51
50 Geberit AG, Registered Shares (Building
Products) .................... 31
14 Givaudan SA, Registered Shares
(Chemicals) .................. 60
15,750
Glencore PLC (Metals & Mining)(b) .... 58
54 Helvetia Holding AG, Registered Shares
(Insurance) .................. 11
798
Holcim AG (Construction Materials)(b) .. 86
311
Julius Baer Group Ltd. (Capital Markets) . 22
73 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 17
230 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 19
110 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 68
4,042 Nestle SA, Registered Shares (Food
Products) .................... 409
3,048 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 339
34 Partners Group Holding AG (Capital
Markets) .................... 48
1,082
Roche Holding AG (Pharmaceuticals) ... 356

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
52 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. $ 18
635
Sandoz Group AG (Pharmaceuticals) .... 27
65 Schindler Holding AG, Class - PC
(Machinery) ................. 20
32 Schindler Holding AG, Registered Shares
(Machinery) ................. 10
230 SGS SA, Registered Shares (Professional
Services)(a) .................. 23
448
SIG Group AG (Containers & Packaging)(b) 8
232
Sika AG, Registered Shares (Chemicals)(b) 57
77 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 22
1,034 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 23
169 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... 20
44
Swiss Life Holding AG (Insurance) ..... 40
113 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 14
459
Swiss Re AG (Insurance) ............ 78
39 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 22
85
Temenos AG, Registered Shares (Software) 7
43 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 7
5,001
UBS Group AG (Capital Markets) ...... 154
41
VAT Group AG (Machinery) .......... 15
229
Zurich Insurance Group AG (Insurance) .. 160
2,962
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.77%
1,474
3i Group PLC (Capital Markets) ....... 69
393
Admiral Group PLC (Insurance) ....... 15
1,191
Amcor PLC (Containers & Packaging) ... 12
978
Amcor PLC (Containers & Packaging) ... 9
1,930
Anglo American PLC (Metals & Mining) . 54
297
Aon PLC, Class - A (Insurance) ........ 119
662 Ashtead Group PLC (Trading Companies &
Distributors) ................. 36
482 Associated British Foods PLC (Food
Products) .................... 12
2,392
AstraZeneca PLC (Pharmaceuticals)(b) .. 350
1,276 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 12
4,042
Aviva PLC (Insurance) .............. 29
4,583
BAE Systems PLC (Aerospace & Defense) 93
23,147
Barclays PLC (Banks)(b) ............ 87
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
2,043 Barratt Redrow PLC (Household Durables)
(b) ........................ $ 11
24,529
BP PLC (Oil, Gas & Consumable Fuels) . 138
9,759 BT Group PLC (Diversified
Telecommunication Services) ..... 21
501 Bunzl PLC (Trading Companies &
Distributors) ................. 19
7,699
Centrica PLC (Multi-Utilities)(b) ....... 15
1,321
CNH Industrial N.V. (Machinery) ...... 16
312 Coca-Cola Europacific Partners PLC
(Beverages) .................. 27
2,566 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 85
192
Croda International PLC (Chemicals)(b) . 7
3,380
Diageo PLC (Beverages) ............ 88
899 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 7
6,514
GSK PLC (Pharmaceuticals) .......... 124
13,900
Haleon PLC (Personal Care Products) ... 70
578 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 19
245 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 6
27,632
HSBC Holdings PLC (Banks) ......... 313
1,946
Informa PLC (Media) ............... 20
239 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 26
240
Intertek Group PLC (Professional Services) 16
2,592 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 8
6,250
JD Sports Fashion PLC (Specialty Retail) 6
2,682
Kingfisher PLC (Specialty Retail) ...... 9
1,659 Land Securities Group PLC (Diversified
REITs) ..................... 12
8,801
Legal & General Group PLC (Insurance) . 28
92,249
Lloyds Banking Group PLC (Banks) .... 87
724 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 108
3,247
M&G PLC (Financial Services) ........ 8
3,067 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 14
1,931 Melrose Industries PLC (Aerospace &
Defense) .................... 12
635
Mondi PLC (Paper & Forest Products) ... 9
7,431
National Grid PLC (Multi-Utilities) ..... 97
11,624
NatWest Group PLC (Banks)(b) ....... 69
174
Next PLC (Broadline Retail) .......... 25
886 Pearson PLC (Diversified Consumer
Services) .................... 14
251
Pentair PLC (Machinery) ............ 22
1,030
Phoenix Group Holdings PLC (Insurance) 8
1,040 Reckitt Benckiser Group PLC (Household
Products) .................... 70
2,822
RELX PLC (Professional Services) ..... 142

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
3,819 Rentokil Initial PLC (Commercial Services
& Supplies) .................. $ 17
1,776
Rio Tinto PLC (Metals & Mining) ...... 107
13,335 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 130
1,911
Schroders PLC (Capital Markets) ...... 9
1,886
Segro PLC (Industrial REITs) ......... 17
405
Severn Trent PLC (Water Utilities)(b) ... 13
9,490
Shell PLC (Oil, Gas & Consumable Fuels) 345
1,268 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 18
518 Smiths Group PLC (Industrial
Conglomerates) ............... 13
111
Spirax Group PLC (Machinery) ........ 9
1,665
SSE PLC (Electric Utilities)(a) ........ 34
3,116
Standard Chartered PLC (Banks) ....... 46
10,171 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 44
1,519
The Sage Group PLC (Software) ....... 24
3,838
Unilever PLC (Personal Care Products) .. 229
1,027
United Utilities Group PLC (Water Utilities) 13
30,729 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 29
258 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 8
154
Willis Towers Watson PLC (Insurance) .. 52
1,007
Wise PLC, Class - A (Financial Services)(a) 12
1,597
WPP PLC (Media) ................. 12
3,854
United States — 69.23%
829
3M Co. (Industrial Conglomerates) ..... 122
176
A.O. Smith Corp. (Building Products) ... 12
2,664 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 353
2,711
AbbVie, Inc. (Biotechnology) ......... 568
670
Adobe, Inc. (Software)(a) ............ 257
2,520 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 259
202
AECOM (Construction & Engineering) .. 19
803
Aflac, Inc. (Insurance) .............. 89
433 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 51
338 Air Products and Chemicals, Inc.
(Chemicals) .................. 100
657 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 78
226
Akamai Technologies, Inc. (IT Services)(a) 18
177
Albemarle Corp. (Chemicals) ......... 13
573 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 13
235 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 22
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
108 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... $ 17
393
Alliant Energy Corp. (Electric Utilities) .. 25
413
Ally Financial, Inc. (Consumer Finance) . 15
196 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 53
8,968 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 1,387
7,621 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 1,191
14,524
Amazon.com, Inc. (Broadline Retail)(a) .. 2,762
407
Ameren Corp. (Multi-Utilities) ........ 41
813 American Electric Power Co., Inc. (Electric
Utilities) .................... 89
878
American Express Co. (Consumer Finance) 236
103
American Financial Group, Inc. (Insurance) 14
501 American Homes 4 Rent, Class - A
(Residential REITs) ............ 19
1,007 American International Group, Inc.
(Insurance) .................. 88
724
American Tower Corp. (Specialized REITs) 158
296 American Water Works Co., Inc. (Water
Utilities) .................... 44
147
Ameriprise Financial, Inc. (Capital Markets) 71
352
AMETEK, Inc. (Electrical Equipment) ... 61
829
Amgen, Inc. (Biotechnology) ......... 258
1,921 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 126
777 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 157
860 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 17
133
ANSYS, Inc. (Software)(a) ........... 42
601 Apollo Global Management, Inc. (Financial
Services) .................... 82
23,068 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 5,123
1,240 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 180
331
AppLovin Corp., Class - A (Software)(a) . 88
725 Archer-Daniels-Midland Co. (Food
Products) .................... 35
286 Ares Management Corp., Class - A (Capital
Markets) .................... 42
1,630 Arista Networks, Inc. (Communications
Equipment)(a) ................ 126
381
Arthur J. Gallagher & Co. (Insurance) ... 132
77
Assurant, Inc. (Insurance) ............ 16
11,037 AT&T, Inc. (Diversified Telecommunication
Services) .................... 312
238
Atmos Energy Corp. (Gas Utilities) ..... 37
327
Autodesk, Inc. (Software)(a) .......... 86
633 Automatic Data Processing, Inc.
(Professional Services) .......... 193

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
26
AutoZone, Inc. (Specialty Retail)(a) ..... $ 99
239 AvalonBay Communities, Inc. (Residential
REITs) ..................... 51
1,033 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 17
117 Avery Dennison Corp. (Containers &
Packaging) .................. 21
110 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 58
1,507 Baker Hughes Co. (Energy Equipment &
Services) .................... 66
447
Ball Corp. (Containers & Packaging) .... 23
10,552
Bank of America Corp. (Banks) ........ 440
778 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 27
442 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 101
239
Bentley Systems, Inc., Class - B (Software) 9
2,051 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 1,092
307
Best Buy Co., Inc. (Specialty Retail) .... 23
220
Biogen, Inc. (Biotechnology)(a) ....... 30
288 BioMarin Pharmaceutical, Inc.
(Biotechnology)(a) ............. 20
29 Bio-Rad Laboratories, Inc., Class - A (Life
Sciences Tools & Services)(a) ..... 7
239 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 14
229
Blackrock, Inc. (Capital Markets) ...... 217
1,125
Blackstone, Inc. (Capital Markets) ...... 157
843
Block, Inc. (Financial Services)(a) ...... 46
51 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 235
194 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 20
2,279 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 230
3,133
Bristol-Myers Squibb Co. (Pharmaceuticals) 191
6,852 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,147
178 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 43
538 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 26
371
Brown & Brown, Inc. (Insurance) ...... 46
271
Brown-Forman Corp., Class - B (Beverages) 9
174 Builders FirstSource, Inc. (Building
Products)(a) .................. 22
210
Bunge Global SA (Food Products) ...... 16
96
Burlington Stores, Inc. (Specialty Retail)(a) 23
225
BXP, Inc. (Office REITs) ............ 15
433
Cadence Design Systems, Inc. (Software)(a) 110
161
Camden Property Trust (Residential REITs) 20
599 Capital One Financial Corp. (Consumer
Finance) .................... 107
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
368 Cardinal Health, Inc. (Health Care Providers
& Services) .................. $ 51
68
Carlisle Cos., Inc. (Building Products) ... 23
232
CarMax, Inc. (Specialty Retail)(a) ...... 18
1,578 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 31
1,224
Carrier Global Corp. (Building Products) . 78
176
Carvana Co. (Specialty Retail)(a) ...... 37
745
Caterpillar, Inc. (Machinery) .......... 246
161
Cboe Global Markets, Inc. (Capital Markets) 36
463 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 61
203 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 33
267 Cencora, Inc. (Health Care Providers &
Services) .................... 74
769 Centene Corp. (Health Care Providers &
Services)(a) .................. 47
994
CenterPoint Energy, Inc. (Multi-Utilities) . 36
263
CF Industries Holdings, Inc. (Chemicals) . 21
180 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 18
141 Charter Communications, Inc., Class - A
(Media)(a) ................... 52
342 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 79
2,633 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 440
2,153 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 108
371 Church & Dwight Co., Inc. (Household
Products) .................... 41
239
Cincinnati Financial Corp. (Insurance) ... 35
552 Cintas Corp. (Commercial Services &
Supplies) .................... 113
6,175 Cisco Systems, Inc. (Communications
Equipment) .................. 381
2,919
Citigroup, Inc. (Banks) .............. 207
668
Citizens Financial Group, Inc. (Banks) ... 27
465
Cloudflare, Inc., Class - A (IT Services)(a) 52
560
CME Group, Inc. (Capital Markets) ..... 149
458
CMS Energy Corp. (Multi-Utilities) ..... 34
790 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 60
296 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 51
1,211 Colgate-Palmolive Co. (Household
Products) .................... 113
5,912
Comcast Corp., Class - A (Media) ...... 218
720
Conagra Brands, Inc. (Food Products) ... 19
2,012 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 211
529
Consolidated Edison, Inc. (Multi-Utilities) 59
246 Constellation Brands, Inc., Class - A
(Beverages) .................. 45

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
491 Constellation Energy Corp. (Electric
Utilities) .................... $ 99
1,391 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 79
1,242 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 57
100
Corpay, Inc. (Software)(a) ............ 35
1,044
Corteva, Inc. (Chemicals) ............ 66
672 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 53
685 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 648
1,130 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 33
1,033
CRH PLC (Construction Materials) ..... 91
386 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 136
661
Crown Castle, Inc. (Specialized REITs) .. 69
179 Crown Holdings, Inc. (Containers &
Packaging) .................. 16
2,924
CSX Corp. (Ground Transportation) .... 86
217
Cummins, Inc. (Machinery) .......... 68
1,962 CVS Health Corp. (Health Care Providers &
Services) .................... 133
438
D.R. Horton, Inc. (Household Durables) .. 56
1,004 Danaher Corp. (Life Sciences Tools &
Services) .................... 206
177 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 37
428
Datadog, Inc., Class - A (Software)(a) ... 42
69 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 11
225
Dayforce, Inc. (Professional Services)(a) . 13
230 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 26
394
Deere & Co. (Machinery) ............ 185
491 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 45
243
Delta Air Lines, Inc. (Passenger Airlines) . 11
950 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 36
594 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 41
290 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 46
87 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 18
504 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 72
382 Discover Financial Services (Consumer
Finance) .................... 65
307
Docusign, Inc. (Software)(a) .......... 25
333 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 29
308 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 23
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,281
Dominion Energy, Inc. (Multi-Utilities) .. $ 72
52 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 24
533 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 97
209
Dover Corp. (Machinery) ............ 37
1,061
Dow, Inc. (Chemicals) .............. 37
665 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 22
317
DTE Energy Co. (Multi-Utilities) ...... 44
1,208
Duke Energy Corp. (Electric Utilities) ... 147
634
DuPont de Nemours, Inc. (Chemicals) ... 47
451
Dynatrace, Inc. (Software)(a) ......... 21
175
Eastman Chemical Co. (Chemicals) ..... 15
614
Eaton Corp. PLC (Electrical Equipment) . 167
729
eBay, Inc. (Broadline Retail) .......... 49
389
Ecolab, Inc. (Chemicals) ............. 99
589
Edison International (Electric Utilities) .. 35
955 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 69
377
Electronic Arts, Inc. (Entertainment) .... 54
361 Elevance Health, Inc. (Health Care
Providers & Services) ........... 157
1,241
Eli Lilly & Co. (Pharmaceuticals) ...... 1,025
70 EMCOR Group, Inc. (Construction &
Engineering) ................. 26
866
Emerson Electric Co. (Electrical Equipment) 95
233 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 20
654
Entergy Corp. (Electric Utilities) ....... 56
854 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 110
86
EPAM Systems, Inc. (IT Services)(a) .... 15
861
EQT Corp. (Oil, Gas & Consumable Fuels) 46
188
Equifax, Inc. (Professional Services) .... 46
147
Equinix, Inc. (Specialized REITs) ...... 120
472 Equitable Holdings, Inc. (Financial
Services) .................... 25
273 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 18
519
Equity Residential (Residential REITs) .. 37
395
Essential Utilities, Inc. (Water Utilities) .. 16
98 Essex Property Trust, Inc. (Residential
REITs) ..................... 30
354
Evergy, Inc. (Electric Utilities) ........ 24
558
Eversource Energy (Electric Utilities) ... 35
281
Exact Sciences Corp. (Biotechnology)(a) . 12
1,533
Exelon Corp. (Electric Utilities) ....... 71
318 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 35
186 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 31
210 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 25

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
322 Extra Space Storage, Inc. (Specialized
REITs) ..................... $ 48
6,747 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 802
90
F5, Inc. (Communications Equipment)(a) . 24
57 FactSet Research Systems, Inc. (Capital
Markets) .................... 26
37
Fair Isaac Corp. (Software)(a) ......... 68
871 Fastenal Co. (Trading Companies &
Distributors) ................. 68
348
FedEx Corp. (Air Freight & Logistics) ... 85
304 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 49
392
Fidelity National Financial, Inc. (Insurance) 26
818 Fidelity National Information Services, Inc.
(Financial Services) ............ 61
1,018
Fifth Third Bancorp (Banks) .......... 40
15 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 28
155 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 20
841
FirstEnergy Corp. (Electric Utilities) .... 34
881
Fiserv, Inc. (Financial Services)(a) ...... 195
270 Flutter Entertainment PLC, Class - DI
(Hotels, Restaurants & Leisure)(a) .. 60
5,945
Ford Motor Co. (Automobiles) ........ 60
1,033
Fortinet, Inc. (Software)(a) ........... 99
527
Fortive Corp. (Machinery) ........... 39
185 Fortune Brands Innovations, Inc. (Building
Products) .................... 11
312
Fox Corp., Class - A (Media) .......... 18
244
Fox Corp., Class - B (Media) ......... 13
425
Franklin Resources, Inc. (Capital Markets) 8
2,348
Freeport-McMoRan, Inc. (Metals & Mining) 89
404 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 21
117
Gartner, Inc. (IT Services)(a) .......... 49
696 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 56
430
GE Vernova, Inc. (Electrical Equipment) . 131
841
Gen Digital, Inc. (Software) .......... 22
356 General Dynamics Corp. (Aerospace &
Defense) .................... 97
1,666 General Electric Co. (Industrial
Conglomerates) ............... 333
836
General Mills, Inc. (Food Products) ..... 50
1,673
General Motors Co. (Automobiles) ..... 79
208
Genuine Parts Co. (Distributors) ....... 25
1,922
Gilead Sciences, Inc. (Biotechnology) ... 215
387
Global Payments, Inc. (Financial Services) 38
213
GoDaddy, Inc., Class - A (IT Services)(a) . 38
253
Graco, Inc. (Machinery) ............. 21
1,329 Halliburton Co. (Energy Equipment &
Services) .................... 34
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
290 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... $ 100
1,057 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 21
53
HEICO Corp. (Aerospace & Defense) ... 14
135 HEICO Corp., Class - A (Aerospace &
Defense) .................... 28
421
Hess Corp. (Oil, Gas & Consumable Fuels) 67
2,000 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 31
389 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 89
345 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 21
1,006 Honeywell International, Inc. (Industrial
Conglomerates) ............... 213
452
Hormel Foods Corp. (Food Products) .... 14
1,050 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 15
587 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 76
1,431 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 40
81
Hubbell, Inc. (Electrical Equipment) .... 27
74
HubSpot, Inc. (Software)(a) .......... 42
183 Humana, Inc. (Health Care Providers &
Services) .................... 48
2,208
Huntington Bancshares, Inc. (Banks) .... 33
62 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 8
115
IDEX Corp. (Machinery) ............ 21
125 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 52
467
Illinois Tool Works, Inc. (Machinery) .... 116
241 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 19
247
Incyte Corp. (Biotechnology)(a) ....... 15
611
Ingersoll Rand, Inc. (Machinery) ....... 49
107 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 28
6,715 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 152
164 Interactive Brokers Group, Inc. (Capital
Markets) .................... 27
873 Intercontinental Exchange, Inc. (Capital
Markets) .................... 151
1,421 International Business Machines Corp. (IT
Services) .................... 353
389 International Flavors & Fragrances, Inc.
(Chemicals) .................. 30
755 International Paper Co. (Containers &
Packaging) .................. 40
431
Intuit, Inc. (Software) ............... 265
550 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 272
882
Invitation Homes, Inc. (Residential REITs) 31

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
275 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ $ 48
446
Iron Mountain, Inc. (Specialized REITs) . 38
170 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 23
110 Jack Henry & Associates, Inc. (Financial
Services) .................... 20
187 Jacobs Solutions, Inc. (Professional
Services) .................... 23
121 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 18
3,700
Johnson & Johnson (Pharmaceuticals) ... 614
1,006 Johnson Controls International PLC
(Building Products) ............ 81
4,338
JPMorgan Chase & Co. (Banks) ....... 1,064
511 Juniper Networks, Inc. (Communications
Equipment) .................. 18
419
Kellanova (Food Products) ........... 35
2,914
Kenvue, Inc. (Personal Care Products) ... 70
1,843
Keurig Dr Pepper, Inc. (Beverages) ..... 63
1,401
KeyCorp (Banks) .................. 22
263 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 39
507
Kimberly-Clark Corp. (Household Products) 72
1,014
Kimco Realty Corp. (Retail REITs) ..... 22
3,047 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 87
945
KKR & Co., Inc. (Capital Markets) ..... 109
204 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 139
289 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 60
129 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 30
1,962 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 143
548 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 21
192 Leidos Holdings, Inc. (Professional
Services) .................... 26
361 Lennar Corp., Class - A (Household
Durables) ................... 41
49 Lennox International, Inc. (Building
Products) .................... 27
320 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 29
735
Linde PLC (Chemicals) ............. 342
243 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 32
386
LKQ Corp. (Distributors) ............ 16
325 Lockheed Martin Corp. (Aerospace &
Defense) .................... 145
289
Loews Corp. (Insurance) ............. 27
857
Lowe's Cos., Inc. (Specialty Retail) ..... 200
114 LPL Financial Holdings, Inc. (Capital
Markets) .................... 37
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
394 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. $ 28
252
M&T Bank Corp. (Banks) ............ 45
92
Manhattan Associates, Inc. (Software)(a) . 16
489 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 71
20
Markel Group, Inc. (Insurance)(a) ...... 37
374 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 89
764
Marsh & McLennan Cos., Inc. (Insurance) 186
93 Martin Marietta Materials, Inc.
(Construction Materials) ......... 44
1,317 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 81
327
Masco Corp. (Building Products) ....... 23
1,261 Mastercard, Inc., Class - A (Financial
Services) .................... 691
382
McCormick & Co., Inc. (Food Products) . 31
1,100 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 344
193 McKesson Corp. (Health Care Providers &
Services) .................... 130
3,887
Merck & Co., Inc. (Pharmaceuticals) .... 349
896
MetLife, Inc. (Insurance) ............ 72
32 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 38
332 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 10
821 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 40
1,696 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 147
10,838
Microsoft Corp. (Software) ........... 4,067
358
MicroStrategy, Inc. (Software)(a) ...... 103
177 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 30
494
Moderna, Inc. (Biotechnology)(a) ...... 14
87 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 29
274 Molson Coors Beverage Co., Class - B
(Beverages) .................. 17
2,077 Mondelez International, Inc., Class - A
(Food Products) ............... 141
113
MongoDB, Inc. (IT Services)(a) ....... 20
74 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 43
1,161
Monster Beverage Corp. (Beverages)(a) .. 68
257
Moody's Corp. (Capital Markets) ....... 120
1,870
Morgan Stanley (Capital Markets) ...... 218
256 Motorola Solutions, Inc. (Communications
Equipment) .................. 112
655
Nasdaq, Inc. (Capital Markets) ........ 50
190
Natera, Inc. (Biotechnology)(a) ........ 27

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
309 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... $ 27
656
Netflix, Inc. (Entertainment)(a) ........ 612
154 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 17
1,805
Newmont Corp. (Metals & Mining) ..... 87
561
News Corp., Class - A (Media) ........ 15
3,174
NextEra Energy, Inc. (Electric Utilities) .. 225
1,857 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 118
715
NiSource, Inc. (Multi-Utilities) ........ 29
82
Nordson Corp. (Machinery) .......... 17
344 Norfolk Southern Corp. (Ground
Transportation) ............... 81
301
Northern Trust Corp. (Capital Markets) .. 30
211 Northrop Grumman Corp. (Aerospace &
Defense) .................... 108
307
NRG Energy, Inc. (Electric Utilities) .... 29
357
Nucor Corp. (Metals & Mining) ....... 43
387
Nutanix, Inc., Class - A (Software)(a) .... 27
37,577 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 4,072
5
NVR, Inc. (Household Durables)(a) ..... 36
1,072 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 53
249
Okta, Inc. (IT Services)(a) ............ 26
292 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 48
294
Omnicom Group, Inc. (Media) ........ 24
650 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 26
945 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 94
2,578
Oracle Corp. (Software) ............. 360
88 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 126
609
Otis Worldwide Corp. (Machinery) ..... 63
395
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 17
130
Owens Corning (Building Products) .... 19
799
PACCAR, Inc. (Machinery) .......... 78
135 Packaging Corp. of America (Containers &
Packaging) .................. 27
1,014
Palo Alto Networks, Inc. (Software)(a) ... 173
201
Parker-Hannifin Corp. (Machinery) ..... 122
492
Paychex, Inc. (Professional Services) .... 76
78 Paycom Software, Inc. (Professional
Services) .................... 17
1,448 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 94
2,110
PepsiCo, Inc. (Beverages) ............ 316
8,745
Pfizer, Inc. (Pharmaceuticals) ......... 222
3,337
PG&E Corp. (Electric Utilities) ........ 57
628
Phillips 66 (Oil, Gas & Consumable Fuels) 78
899 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 28
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
57
Pool Corp. (Distributors) ............ $ 18
352
PPG Industries, Inc. (Chemicals) ....... 38
1,129
PPL Corp. (Electric Utilities) .......... 41
344
Principal Financial Group, Inc. (Insurance) 29
1,438
Prologis, Inc. (Industrial REITs) ....... 161
542
Prudential Financial, Inc. (Insurance) .... 61
182
PTC, Inc. (Software)(a) ............. 28
758 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 62
239
Public Storage (Specialized REITs) ..... 72
309
PulteGroup, Inc. (Household Durables) .. 32
471 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 21
1,693 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 260
225 Quanta Services, Inc. (Construction &
Engineering) ................. 57
171 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 29
294 Raymond James Financial, Inc. (Capital
Markets) .................... 41
280 RB Global, Inc. (Commercial Services &
Supplies) .................... 28
1,406
Realty Income Corp. (Retail REITs) ..... 82
100 Reddit, Inc., Class A (Interactive Media &
Services)(a) .................. 10
261
Regency Centers Corp. (Retail REITs) ... 19
164 Regeneron Pharmaceuticals, Inc.
(Biotechnology) ............... 104
1,381
Regions Financial Corp. (Banks) ....... 30
82
Reliance, Inc. (Metals & Mining) ...... 24
334 Republic Services, Inc. (Commercial
Services & Supplies) ........... 81
223 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 50
183 Revvity, Inc. (Life Sciences Tools &
Services) .................... 19
1,151 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 14
930 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 39
738 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 43
172 Rockwell Automation, Inc. (Electrical
Equipment) .................. 44
193
Roku, Inc. (Entertainment)(a) ......... 14
434 Rollins, Inc. (Commercial Services &
Supplies) .................... 23
170
Roper Technologies, Inc. (Software) .... 100
497
Ross Stores, Inc. (Specialty Retail) ..... 64
388 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 80
573 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 18
196
RPM International, Inc. (Chemicals) .... 23
2,054
RTX Corp. (Aerospace & Defense) ..... 272

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
490
S&P Global, Inc. (Capital Markets) ..... $ 249
1,472
Salesforce, Inc. (Software) ........... 395
394
Samsara, Inc., Class - A (Software)(a) ... 15
163 SBA Communications Corp. (Specialized
REITs) ..................... 36
2,296 Schlumberger N.V. (Energy Equipment &
Services) .................... 96
322 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 27
194
SEI Investments Co. (Capital Markets) .. 15
964
Sempra (Multi-Utilities) ............. 69
318
ServiceNow, Inc. (Software)(a) ........ 253
531
Simon Property Group, Inc. (Retail REITs) 88
245 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 16
1,618 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 14
80
Snap-on, Inc. (Machinery) ........... 27
477
Snowflake, Inc., Class - A (IT Services)(a) 70
224 Solventum Corp. (Health Care Providers &
Services)(a) .................. 17
234
Stanley Black & Decker, Inc. (Machinery) 18
1,754 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 172
443
State Street Corp. (Capital Markets) ..... 40
220
Steel Dynamics, Inc. (Metals & Mining) . 28
151 STERIS PLC (Health Care Equipment &
Supplies) .................... 34
532 Stryker Corp. (Health Care Equipment &
Supplies) .................... 198
193
Sun Communities, Inc. (Residential REITs) 25
591
Synchrony Financial (Consumer Finance) 31
235
Synopsys, Inc. (Software)(a) .......... 101
785 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 59
335
T. Rowe Price Group, Inc. (Capital Markets) 31
267 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 55
315 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 63
734 Target Corp. (Consumer Staples Distribution
& Retail) .................... 77
71 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 35
249 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 21
4,443
Tesla, Inc. (Automobiles)(a) .......... 1,151
1,392 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 250
30 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 40
281
Textron, Inc. (Aerospace & Defense) .... 20
404
The Allstate Corp. (Insurance) ......... 84
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,137 The Bank of New York Mellon Corp.
(Capital Markets) .............. $ 95
1,159
The Boeing Co. (Aerospace & Defense)(a) 198
292
The Campbell's Company (Food Products) 12
351
The Carlyle Group, Inc. (Capital Markets) 15
2,661 The Charles Schwab Corp. (Capital
Markets) .................... 208
433 The Cigna Group (Health Care Providers &
Services) .................... 142
188
The Clorox Co. (Household Products) ... 28
6,334
The Coca-Cola Co. (Beverages) ....... 454
305 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 26
354 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 23
485 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 265
440 The Hartford Insurance Group, Inc.
(Insurance) .................. 54
224
The Hershey Co. (Food Products) ...... 38
1,525
The Home Depot, Inc. (Specialty Retail) . 559
551
The Interpublic Group of Cos., Inc. (Media) 15
160
The J.M. Smucker Co. (Food Products) .. 19
1,376
The Kraft Heinz Co. (Food Products) .... 42
1,045 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 71
604 The PNC Financial Services Group, Inc.
(Banks) ..................... 106
3,625 The Procter & Gamble Co. (Household
Products) .................... 618
903
The Progressive Corp. (Insurance) ...... 256
373
The Sherwin-Williams Co. (Chemicals) .. 130
1,711
The Southern Co. (Electric Utilities) .... 157
1,736
The TJX Cos., Inc. (Specialty Retail) .... 211
683
The Trade Desk, Inc., Class - A (Media)(a) 37
347
The Travelers Cos., Inc. (Insurance) ..... 92
2,786
The Walt Disney Co. (Entertainment) .... 275
1,915 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 114
591 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 294
811 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 216
607
Toast, Inc., Class - A (Financial Services)(a) 20
806
Tractor Supply Co. (Specialty Retail) .... 44
176 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 26
86 TransDigm Group, Inc. (Aerospace &
Defense) .................... 119
295
TransUnion (Professional Services) ..... 24
373 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 24
2,114
Truist Financial Corp. (Banks) ......... 87
221
Twilio, Inc., Class - A (IT Services)(a) ... 22
65
Tyler Technologies, Inc. (Software)(a) ... 38

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
434
Tyson Foods, Inc., Class - A (Food Products) $ 28
2,457
U.S. Bancorp (Banks) ............... 104
2,924 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 213
476
UDR, Inc. (Residential REITs) ........ 22
145 U-Haul Holding Co. (Ground
Transportation) ............... 9
70
Ulta Beauty, Inc. (Specialty Retail)(a) ... 26
933 Union Pacific Corp. (Ground
Transportation) ............... 220
124 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 9
1,136 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 125
100 United Rentals, Inc. (Trading Companies &
Distributors) ................. 63
64 United Therapeutics Corp. (Biotechnology)
(a) ........................ 20
1,412 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 740
482 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 64
234 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 54
636
Ventas, Inc. (Health Care REITs) ....... 44
374 Veralto Corp. (Commercial Services &
Supplies) .................... 36
131
VeriSign, Inc. (IT Services)(a) ......... 33
214 Verisk Analytics, Inc. (Professional
Services) .................... 64
6,477 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 294
398 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 193
542 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 39
1,814
Viatris, Inc. (Pharmaceuticals) ......... 16
1,594
VICI Properties, Inc. (Specialized REITs) 52
2,667
Visa, Inc., Class - A (Financial Services) . 935
517 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 61
201 Vulcan Materials Co. (Construction
Materials) ................... 47
467
W.R. Berkley Corp. (Insurance) ........ 33
67 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 66
1,114 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 12
6,773 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 595
3,540 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 38
629 Waste Management, Inc. (Commercial
Services & Supplies) ........... 146
90 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 33
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
53 Watsco, Inc. (Trading Companies &
Distributors) ................. $ 27
483
WEC Energy Group, Inc. (Multi-Utilities) 53
5,058
Wells Fargo & Co. (Banks) ........... 363
972
Welltower, Inc. (Health Care REITs) .... 149
110 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 25
524 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 21
285 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 52
56
Westlake Corp. (Chemicals) .......... 6
1,100
Weyerhaeuser Co. (Specialized REITs) .. 32
187
Williams-Sonoma, Inc. (Specialty Retail) . 30
325
Workday, Inc., Class - A (Software)(a) ... 76
330
WP Carey, Inc. (Diversified REITs) ..... 21
141 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 12
875
Xcel Energy, Inc. (Electric Utilities) ..... 62
370
Xylem, Inc. (Machinery) ............. 44
424 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 67
79 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 22
242 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 17
304 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 34
686
Zoetis, Inc. (Pharmaceuticals) ......... 113
376
Zoom Communications, Inc. (Software)(a) 28
151
Zscaler, Inc. (Software)(a) ............ 30
70,806
Uruguay — 0.13%
69
MercadoLibre, Inc. (Broadline Retail)(a) . 135
Total Common Stocks .............. 101,490
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025.
Shares Security Description
Value
(000)
Investment Company — 0.31%
Money Market Funds — 0.31%
314,856 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.22%(d) .................... $ 315
Total Investment Company .......... 315
Total Investments (cost $55,764)
— 99.54% 101,805
Other assets in excess of liabilities
— 0.46% 475
Net Assets - 100.00% $ 102,280
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 99.23% — 99.23%
Warrant .................................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. 0.06% 0.25% 0.31%
Other Assets (Liabilities) ......................................................................................................................................... 0.34% 0.12% 0.46%
Total Net Assets .................................................................................................................................................. 99.63% 0.37% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2025.
Futures Contracts Purchased*
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 1 6/20/25 $ 283 $ 4
$ 283 $ 4
Total Unrealized Appreciation ..................... $ 4
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 4
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
50
Shares Security Description
Value
(000)
Common Stocks — 99.64%
Australia — 1.75%
2,091
ANZ Group Holdings Ltd. (Banks)(a) ... $ 38
1,194
APA Group (Gas Utilities)(a) ......... 6
125
ASX Ltd. (Capital Markets) .......... 5
113
Atlassian Corp., Class - A (Software)(a) .. 24
3,748
BHP Group Ltd. (Metals & Mining) ..... 91
248
BlueScope Steel Ltd. (Metals & Mining) . 3
1,016 Brambles Ltd. (Commercial Services &
Supplies) .................... 13
233 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 5
41 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 7
995 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 12
1,224
Commonwealth Bank of Australia (Banks) 116
364
Computershare Ltd. (Professional Services) 9
1,216
Fortescue Ltd. (Metals & Mining) ...... 12
1,427
Goodman Group (Industrial REITs) ..... 26
1,752
Insurance Australia Group Ltd. (Insurance) 9
258
Macquarie Group Ltd. (Capital Markets) . 32
1,579
Medibank Pvt Ltd. (Insurance) ........ 4
2,162
National Australia Bank Ltd. (Banks) .... 46
709 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 8
1,473
Origin Energy Ltd. (Electric Utilities) ... 10
43
Pro Medicus Ltd. (Health Care Technology) 5
503
Qantas Airways Ltd. (Passenger Airlines) . 3
1,087
QBE Insurance Group Ltd. (Insurance) .. 15
41 REA Group Ltd. (Interactive Media &
Services) .................... 6
114 Reece Ltd. (Trading Companies &
Distributors) ................. 1
243
Rio Tinto Ltd. (Metals & Mining) ...... 18
2,606 Santos Ltd. (Oil, Gas & Consumable
Fuels)(b) .................... 11
4,225
Scentre Group (Retail REITs)(a) ....... 9
113 SGH Ltd. (Trading Companies &
Distributors) ................. 4
296 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 5
3,429
South32 Ltd. (Metals & Mining) ....... 7
2,016
Stockland (Diversified REITs) ......... 6
788
Suncorp Group Ltd. (Insurance) ....... 10
3,138 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 8
1,120
The GPT Group (Diversified REITs) .... 3
2,297 Transurban Group (Transportation
Infrastructure)(a) .............. 19
551
Treasury Wine Estates Ltd. (Beverages) .. 3
2,104
Vicinity Ltd. (Retail REITs)(b) ........ 3
185 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 4
808
Wesfarmers Ltd. (Broadline Retail) ..... 37
2,416
Westpac Banking Corp. (Banks) ....... 48
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
132
WiseTech Global Ltd. (Software)(a) ..... $ 7
1,360 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 20
902 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 17
745
Austria — 0.06%
240
Erste Group Bank AG (Banks)(b) ...... 17
99
OMV AG (Oil, Gas & Consumable Fuels) 5
39
Verbund AG (Electric Utilities) ........ 3
25
Belgium — 0.22%
127
Ageas SA/N.V. (Insurance)(b) ......... 8
652 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 40
20
D'ieteren Group (Distributors) ......... 3
66 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 5
165
KBC Group N.V. (Banks) ............ 15
9
Sofina SA (Financial Services) ........ 2
37
Syensqo SA (Chemicals) ............. 3
93
UCB SA (Pharmaceuticals) ........... 16
92
Bermuda — 0.09%
267
Arch Capital Group Ltd. (Insurance) .... 26
32
Everest Group Ltd. (Insurance) ........ 12
38
Canada — 3.61%
358
Agnico Eagle Mines Ltd. (Metals & Mining) 39
100
Air Canada (Passenger Airlines)(a)(b) ... 1
533 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 26
187
AltaGas Ltd. (Gas Utilities) ........... 5
353 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 7
513
Bank of Montreal (Banks) ............ 49
1,272
Barrick Gold Corp. (Metals & Mining) .. 25
31 BCE, Inc. (Diversified Telecommunication
Services) .................... 1
1,022
Brookfield Corp. (Capital Markets) ..... 53
63 Brookfield Renewable Corp. (Independent
Power and Renewable Electricity
Producers) ................... 2
312 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 13
660 Canadian Imperial Bank of Commerce
(Banks) ..................... 37
379 Canadian National Railway Co. (Ground
Transportation) ............... 37

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,504 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... $ 46
659 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 46
31 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 3
110 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 3
81 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 4
78 Celestica, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 6
1,005 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 14
147
CGI, Inc. (IT Services) .............. 15
15
Constellation Software, Inc. (Software) .. 48
202
Dollarama, Inc. (Broadline Retail) ...... 22
257 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 5
211
Emera, Inc. (Electric Utilities) ......... 9
85 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 3
1,564 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 69
15
Fairfax Financial Holdings Ltd. (Insurance) 22
430 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 6
25 FirstService Corp. (Real Estate Management
& Development) .............. 4
354
Fortis, Inc. (Electric Utilities) ......... 16
139
Franco-Nevada Corp. (Metals & Mining) . 22
37 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 6
180 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 9
97 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 4
190
Great-West Lifeco, Inc. (Insurance) ..... 7
293
Hydro One Ltd. (Electric Utilities)(b) .... 10
75
iA Financial Corp., Inc. (Insurance) ..... 7
50
IGM Financial, Inc. (Capital Markets) ... 2
120 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 9
127
Intact Financial Corp. (Insurance)(b) .... 26
589
Ivanhoe Mines Ltd. (Metals & Mining)(a) 5
192 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 6
776
Kinross Gold Corp. (Metals & Mining) .. 10
112 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 16
79 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 22
443
Lundin Mining Corp. (Metals & Mining)(b) 4
208 Magna International, Inc. (Automobile
Components) ................. 7
1,240
Manulife Financial Corp. (Insurance) .... 39
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
165 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... $ 11
292
National Bank of Canada (Banks) ...... 24
354
Nutrien Ltd. (Chemicals) ............ 18
42
Onex Corp. (Capital Markets) ......... 3
185
Open Text Corp. (Software)(b) ........ 5
291 Pan American Silver Corp. (Metals &
Mining) ..................... 8
436 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 17
405
Power Corp. of Canada (Insurance) ..... 14
78 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 2
226 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 15
291 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 8
1,020
Royal Bank of Canada (Banks) ........ 115
241
Saputo, Inc. (Food Products)(b) ........ 4
875
Shopify, Inc., Class - A (IT Services)(a) .. 83
67
Stantec, Inc. (Construction & Engineering) 6
407
Sun Life Financial, Inc. (Insurance) ..... 23
897 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 35
727 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 34
340 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 12
364 TELUS Corp. (Diversified
Telecommunication Services) ..... 5
50 TFI International, Inc. (Ground
Transportation) ............... 4
865
The Bank of Nova Scotia (Banks) ...... 41
82 The Descartes Systems Group, Inc.
(Software)(a) ................. 8
1,269
The Toronto-Dominion Bank (Banks) ... 76
110 Thomson Reuters Corp. (Professional
Services) .................... 19
175
TMX Group Ltd. (Capital Markets) ..... 6
47 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 4
259 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 12
181 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 35
37 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 3
330 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 26
95 WSP Global, Inc. (Construction &
Engineering) ................. 16
1,539

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Chile — 0.01%
295
Antofagasta PLC (Metals & Mining) .... $ 6
China — 0.01%
1,400 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. 2
Denmark — 0.25%
1 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 2
4 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 7
80
Carlsberg A/S, Class - B (Beverages) .... 10
80 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 8
508
Danske Bank A/S (Banks) ............ 17
27 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 1
146
DSV A/S (Air Freight & Logistics) ..... 28
114
Orsted A/S (Electric Utilities)(a)(b) ..... 5
61 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 9
5 ROCKWOOL A/S, Class - B (Building
Products) .................... 2
292
Tryg A/S (Insurance)(b) ............. 7
625 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 9
105
Finland — 0.27%
72 Elisa Oyj (Diversified Telecommunication
Services) .................... 4
302
Fortum Oyj (Electric Utilities) ......... 5
191 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 4
253
Kone Oyj, Class - B (Machinery) ....... 14
372
Metso Oyj (Machinery)(b) ........... 4
249
Neste Oyj (Oil, Gas & Consumable Fuels) 2
3,753
Nokia Oyj (Communications Equipment) . 20
2,229
Nordea Bank Abp (Banks) ........... 29
1,820
Sampo Oyj, A Shares (Insurance) ...... 17
352 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 3
417 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 11
113
France — 2.65%
175
Accor SA (Hotels, Restaurants & Leisure) 8
24 Aeroports de Paris SA (Transportation
Infrastructure) ................ 2
407
Air Liquide SA (Chemicals) .......... 77
300
Alstom SA (Machinery)(a) ........... 7
30
Amundi SA (Capital Markets) ......... 2
32
Arkema SA (Chemicals) ............. 2
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
1,287
AXA SA (Insurance) ............... $ 55
22 BioMerieux (Health Care Equipment &
Supplies) .................... 3
717
BNP Paribas SA (Banks) ............. 60
481
Bollore SE (Entertainment) ........... 3
107
Bouygues SA (Construction & Engineering) 4
196
Bureau Veritas SA (Professional Services) 6
113
Capgemini SE (IT Services) .......... 17
320 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 5
346
Cie de Saint-Gobain SA (Building Products) 34
477 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 17
29
Covivio SA (Office REITs)(a) ......... 2
786
Credit Agricole SA (Banks) ........... 14
468
Danone SA (Food Products) .......... 36
484
Dassault Systemes SE (Software) ...... 18
161
Edenred SE (Financial Services) ....... 5
43
Eiffage SA (Construction & Engineering)(b) 5
1,300
Engie SA (Multi-Utilities) ............ 25
210 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 61
37
Eurazeo SE (Financial Services) ....... 3
46
Gecina SA (Office REITs)(b) .......... 4
218
Getlink SE (Transportation Infrastructure) 4
23 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 61
22
Ipsen SA (Pharmaceuticals) ........... 3
56 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 12
175
Klepierre SA (Retail REITs) .......... 6
190
Legrand SA (Electrical Equipment) ..... 20
173
L'Oreal SA (Personal Care Products) .... 64
201 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 124
1,296 Orange SA (Diversified Telecommunication
Services)(b) .................. 17
160
Pernod Ricard SA (Beverages) ........ 16
169
Publicis Groupe SA (Media) .......... 16
122
Renault SA (Automobiles) ........... 6
216 Rexel SA (Trading Companies &
Distributors) ................. 6
398 Schneider Electric SE (Electrical
Equipment)(b) ................ 92
513
Societe Generale SA (Banks) ......... 23
54
Sodexo SA (Hotels, Restaurants & Leisure) 3
37
Teleperformance SE (Professional Services) 4
1,553 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 100
79
Unibail-Rodamco-Westfield (Retail REITs) 7
537
Veolia Environnement SA (Multi-Utilities) 18
371
Vinci SA (Construction & Engineering) .. 47
1,124

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany — 2.32%
117 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... $ 28
282
Allianz SE, Registered Shares (Insurance) 108
647
BASF SE (Chemicals) .............. 32
213 Bayerische Motoren Werke AG
(Automobiles) ................ 17
32 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 2
81 Brenntag SE (Trading Companies &
Distributors) ................. 5
673
Commerzbank AG (Banks) ........... 15
96
Continental AG (Automobile Components) 7
107
Covestro AG (Chemicals)(a) .......... 7
53 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 5
355
Daimler Truck Holding AG (Machinery) . 14
111 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 3
1,350 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 32
135
Deutsche Boerse AG (Capital Markets) .. 40
304 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 2
670
Deutsche Post AG (Air Freight & Logistics) 29
2,505 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 92
75 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 4
1,639
E.ON SE (Multi-Utilities) ............ 25
131 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 7
134
GEA Group AG (Machinery) ......... 8
45
Hannover Rueck SE (Insurance) ....... 13
96 Heidelberg Materials AG (Construction
Materials) ................... 17
91 Henkel AG & Co. KGaA (Household
Products) .................... 7
128 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 10
928 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 31
41
Knorr-Bremse AG (Machinery) ........ 4
41 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 3
526
Mercedes-Benz Group AG (Automobiles) 31
39 MTU Aero Engines AG (Aerospace &
Defense) .................... 14
95 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 60
35
Nemetschek SE (Software) ........... 4
140 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 5
61 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 1
3
Rational AG (Machinery) ............ 2
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
470 RWE AG (Independent Power and
Renewable Electricity Producers) .. $ 17
753
SAP SE (Software) ................. 202
49
Scout24 SE (Interactive Media & Services) 5
451 Siemens Energy AG (Electrical
Equipment)(a)(b) .............. 27
99
Symrise AG (Chemicals)(b) .......... 10
41
Talanx AG (Insurance) .............. 4
149 Volkswagen AG, Preference Shares
(Automobiles) ................ 15
543 Vonovia SE (Real Estate Management &
Development)(a) .............. 15
164
Zalando SE (Specialty Retail)(a) ....... 6
985
Hong Kong — 0.59%
7,892
AIA Group Ltd. (Insurance) .......... 60
2,500
BOC Hong Kong Holdings Ltd. (Banks) . 10
1,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 6
2,000 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 11
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 3
1,000
CLP Holdings Ltd. (Electric Utilities) ... 8
34 Futu Holdings Ltd., ADR (Capital
Markets)(b) .................. 3
600
Hang Seng Bank Ltd. (Banks) ......... 8
1,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 3
3,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 4
7,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 7
923 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 42
800 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 3
100 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 4
1,666
Link REIT (Retail REITs)(a) .......... 8
1,000
MTR Corp. Ltd. (Ground Transportation) . 3
779 Power Assets Holdings Ltd. (Electric
Utilities) .................... 5
2,079
Prudential PLC (Insurance)(a) ......... 22
2,129 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 2
1,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 3
1,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 10
139 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 1
1,257
Techtronic Industries Co. Ltd. (Machinery) 15

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... $ 2
4,728
WH Group Ltd. (Food Products) ....... 4
1,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 2
249
Ireland (Republic of) — 0.98%
451
Accenture PLC, Class - A (IT Services) .. 141
92 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 9
52 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 5
1,394
AIB Group PLC (Banks) ............ 9
64
Allegion PLC (Building Products) ...... 8
156
Aptiv PLC (Automobile Components)(a) . 9
599
Bank of Ireland Group PLC (Banks) .... 7
655
Experian PLC (Professional Services) ... 30
309 James Hardie Industries PLC (Construction
Materials)^(a) ................ 7
101
Kingspan Group PLC (Building Products) 8
902 Medtronic PLC (Health Care Equipment &
Supplies) .................... 82
374 Smurfit WestRock PLC (Containers &
Packaging) .................. 17
215 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components) ................. 30
159 Trane Technologies PLC (Building
Products) .................... 54
416
Israel — 0.21%
22 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 1
999
Bank Hapoalim BM (Banks) .......... 14
1,137
Bank Leumi Le-Israel BM (Banks) ..... 16
63 Check Point Software Technologies Ltd.
(Software)(a) ................. 15
32
CyberArk Software Ltd. (Software)(a) ... 11
56
Global-e Online Ltd. (Broadline Retail)(a) 2
362
ICL Group Ltd. (Chemicals) .......... 2
—
Isracard Ltd. (Consumer Finance) ...... —
727
Israel Discount Bank Ltd., Class - A (Banks) 5
97
Mizrahi Tefahot Bank Ltd. (Banks) ..... 4
21
Monday.com Ltd. (Software)(a) ........ 5
41
Nice Ltd. (Software)(a) .............. 6
18 Nova, Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 3
28
Wix.com Ltd. (IT Services)(a) ......... 5
7
Wix.com Ltd. (IT Services)(a) ......... 1
90
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy — 0.79%
62 Amplifon SpA (Health Care Providers &
Services) .................... $ 1
952
Banco BPM SpA (Banks) ............ 10
793
BPER Banca S.p.A. (Banks) .......... 6
406 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 2
13 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 1
5,883
Enel SpA (Electric Utilities)(b) ........ 48
1,669
Eni SpA (Oil, Gas & Consumable Fuels) . 26
89
Ferrari N.V. (Automobiles) ........... 38
482
FinecoBank Banca Fineco SpA (Banks) .. 10
668
Generali (Insurance) ................ 23
208 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 2
11,061
Intesa Sanpaolo SpA (Banks)(b) ....... 57
318 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 6
181 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 11
360
Nexi SpA (Financial Services)(a) ....... 2
286
Poste Italiane SpA (Insurance) ......... 5
207
Prysmian SpA (Electrical Equipment) ... 11
102 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 6
1,265
Snam SpA (Gas Utilities) ............ 7
2,461 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 1
946 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 9
978
UniCredit SpA (Banks) .............. 55
337
Japan — 5.07%
600 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 27
500 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 13
200
AGC, Inc. (Building Products) ........ 6
300
Aisin Corp. (Automobile Components) .. 3
200
ANA Holdings, Inc. (Passenger Airlines)(b) 4
1,100
Asahi Kasei Corp. (Chemicals) ........ 8
500 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 11
400 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 13
433 Bridgestone Corp. (Automobile
Components) ................. 17
700 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 22
200
Capcom Co. Ltd. (Entertainment) ...... 5
500 Central Japan Railway Co. (Ground
Transportation) ............... 10
400 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 4

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
900
Concordia Financial Group Ltd. (Banks) . $ 6
300 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 4
190
Daifuku Co. Ltd. (Machinery) ......... 5
2,744
Dai-ichi Life Holdings, Inc. (Insurance) .. 21
220
Daikin Industries Ltd. (Building Products) 24
400 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 13
1,100 Daiwa Securities Group, Inc. (Capital
Markets) .................... 7
1,324
Denso Corp. (Automobile Components) .. 16
100
Dentsu Group, Inc. (Media) .......... 2
105 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 21
2,000 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 11
645
FANUC Corp. (Machinery) ........... 18
100
Fast Retailing Co. Ltd. (Specialty Retail) . 30
100
Fuji Electric Co. Ltd. (Electrical Equipment) 4
800 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 15
200
Fujikura Ltd. (Electrical Equipment) .... 7
1,220
Fujitsu Ltd. (IT Services)(b) .......... 24
200 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 5
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 7
3,200
Honda Motor Co. Ltd. (Automobiles) ... 29
100
Hoshizaki Corp. (Machinery) ......... 4
200 Hoya Corp. (Health Care Equipment &
Supplies) .................... 23
400 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 4
560 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 4
700
Inpex Corp. (Oil, Gas & Consumable Fuels) 10
400
Isuzu Motors Ltd. (Automobiles) ....... 5
900 ITOCHU Corp. (Trading Companies &
Distributors) ................. 42
148 Japan Airlines Co. Ltd. (Passenger
Airlines)(b) .................. 3
600 Japan Exchange Group, Inc. (Capital
Markets) .................... 6
100
Japan Post Insurance Co. Ltd. (Insurance)(b) 2
500
JFE Holdings, Inc. (Metals & Mining)(b) . 6
300
Kajima Corp. (Construction & Engineering) 6
327
Kao Corp. (Personal Care Products) ..... 14
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 4
2,148 KDDI Corp. (Wireless Telecommunication
Services) .................... 34
134 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 53
600
Kirin Holdings Co. Ltd. (Beverages) .... 8
100 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 2
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
600
Komatsu Ltd. (Machinery) ........... $ 18
100
Konami Group Corp. (Entertainment) ... 12
800
Kubota Corp. (Machinery) ........... 10
1,000 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 11
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
100 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 9
1,900
LY Corp. (Interactive Media & Services) . 6
300
M3, Inc. (Health Care Technology) ..... 3
200
Makita Corp. (Machinery) ........... 7
1,000 Marubeni Corp. (Trading Companies &
Distributors) ................. 16
200 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 3
200
MINEBEA MITSUMI, Inc. (Machinery) . 3
2,400 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 42
1,300 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 24
800 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 13
500 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 3
2,300 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 40
8,279 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 114
2,000 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 18
200 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 7
1,710
Mizuho Financial Group, Inc. (Banks) ... 47
200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 4
890 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 19
1,211 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 19
950
NEC Corp. (IT Services) ............. 20
200
Nexon Co. Ltd. (Entertainment) ....... 3
600
NIDEC Corp. (Electrical Equipment) .... 10
750
Nintendo Co. Ltd. (Entertainment) ...... 51
5
Nippon Building Fund, Inc. (Office REITs) 4
700 Nippon Paint Holdings Co. Ltd.
(Chemicals)(b) ................ 5
800
Nippon Steel Corp. (Metals & Mining)(b) 17
22,650 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 22
300
Nippon Yusen KK (Marine Transportation) 10
1,700
Nissan Motor Co. Ltd. (Automobiles) ... 4
100 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 2
100
Nitori Holdings Co. Ltd. (Specialty Retail) 10

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
500
Nitto Denko Corp. (Chemicals) ........ $ 9
2,200
Nomura Holdings, Inc. (Capital Markets) . 14
235 Nomura Research Institute Ltd. (IT
Services) .................... 8
400
NTT Data Group Corp. (IT Services) .... 7
400 Obayashi Corp. (Construction &
Engineering) ................. 5
200
Obic Co. Ltd. (IT Services) ........... 6
900 Olympus Corp. (Health Care Equipment &
Supplies) .................... 12
147 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 4
49
Oracle Corp. Japan (Software) ......... 5
800 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 16
800
ORIX Corp. (Financial Services) ....... 17
200
Osaka Gas Co. Ltd. (Gas Utilities) ...... 5
168
Otsuka Corp. (IT Services) ........... 4
268 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 7
1,700 Panasonic Holdings Corp. (Household
Durables) ................... 20
1,100
Rakuten Group, Inc. (Broadline Retail)(a)(b) 6
1,000 Recruit Holdings Co. Ltd. (Professional
Services) .................... 52
1,200 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 16
1,500
Resona Holdings, Inc. (Banks) ........ 13
400 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 4
200
SBI Holdings, Inc. (Capital Markets) .... 5
100 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 7
100
SCSK Corp. (IT Services) ............ 2
200 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 3
300 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 5
400
Sekisui House Ltd. (Household Durables) 9
1,601 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 23
200 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 2
100
Shimano, Inc. (Leisure Products) ....... 14
1,300
Shin-Etsu Chemical Co. Ltd. (Chemicals) 37
300
Shiseido Co. Ltd. (Personal Care Products) 6
21,500 SoftBank Corp. (Wireless
Telecommunication Services) ..... 30
718 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 37
600
Sompo Holdings, Inc. (Insurance) ...... 18
4,400
Sony Group Corp. (Household Durables) . 112
400
Subaru Corp. (Automobiles) .......... 7
800 Sumitomo Corp. (Trading Companies &
Distributors) ................. 18
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
500 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... $ 8
200 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 4
2,700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 70
446
Sumitomo Mitsui Trust Group, Inc. (Banks) 11
200 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 8
100
Suntory Beverage & Food Ltd. (Beverages) 3
1,100
Suzuki Motor Corp. (Automobiles) ..... 14
300
T&D Holdings, Inc. (Insurance) ....... 6
100
Taisei Corp. (Construction & Engineering) 4
1,400 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 15
1,000 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 19
400
The Chiba Bank Ltd. (Banks) ......... 4
700 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 8
100
TIS, Inc. (IT Services) .............. 3
45
Toho Co. Ltd. (Entertainment) ......... 2
1,293
Tokio Marine Holdings, Inc. (Insurance) . 50
300 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 41
200
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 6
200 Tokyo Metro Co., Ltd. (Ground
Transportation) ............... 2
200 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 5
800
Toray Industries, Inc. (Chemicals) ...... 5
100
Toyota Industries Corp. (Machinery) .... 9
100
Trend Micro, Inc. (Software) .......... 7
900
Unicharm Corp. (Household Products) ... 7
200
Yakult Honsha Co. Ltd. (Food Products) . 4
800
Yamaha Motor Co. Ltd. (Automobiles) .. 6
200
Yaskawa Electric Corp. (Machinery) .... 5
200 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 4
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 5
300
ZOZO, Inc. (Specialty Retail)(b) ....... 3
2,154
Luxembourg — 0.04%
356
ArcelorMittal SA (Metals & Mining) .... 10
168 CVC Capital Partners PLC (Capital
Markets)(a) .................. 3
259
Tenaris SA (Energy Equipment & Services) 5
18
Netherlands — 1.37%
368
ABN AMRO Bank N.V., Class CV (Banks) 8

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
15
Adyen N.V. (Financial Services)(a)(b) ... $ 23
807
Aegon Ltd. (Insurance) .............. 5
139
Akzo Nobel N.V. (Chemicals) ......... 9
43
Argenx SE (Biotechnology)(a) ........ 25
34 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 15
282 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 187
102
ASR Nederland N.V. (Insurance) ....... 6
47 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 5
61
Euronext N.V. (Capital Markets) ....... 9
349
Ferrovial SE (Construction & Engineering) 16
93
Heineken Holding N.V. (Beverages) .... 7
194
Heineken N.V. (Beverages) ........... 16
51 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 7
2,189
ING Groep N.V. (Banks) ............. 43
59
JDE Peet's N.V. (Food Products) ....... 1
658 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 25
2,391 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 10
572 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 15
201
NN Group N.V. (Insurance) ........... 11
181 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 34
976
Prosus N.V. (Broadline Retail)(a)(b) .... 45
66
Randstad N.V. (Professional Services) ... 3
1,422
Stellantis N.V. (Automobiles) ......... 16
591 Universal Music Group N.V.
(Entertainment) ............... 16
168
Wolters Kluwer N.V. (Professional Services) 26
583
New Zealand — 0.09%
1,518 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 7
608
Contact Energy Ltd. (Electric Utilities) .. 3
446 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 9
837
Infratil Ltd. (Industrial Conglomerates) .. 5
828 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 3
106
Xero Ltd. (Software)(a) ............. 10
37
Norway — 0.17%
225 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 5
715
DNB Bank ASA (Banks) ............ 19
608 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Norway (continued)
121
Gjensidige Forsikring ASA (Insurance) .. $ 3
382
Mowi ASA (Food Products)(b) ........ 7
856
Norsk Hydro ASA (Metals & Mining) ... 5
637
Orkla ASA (Food Products) .......... 7
27
Salmar ASA (Food Products) ......... 1
373 Telenor ASA (Diversified
Telecommunication Services) ..... 5
93
Yara International ASA (Chemicals) .... 3
71
Poland — 0.01%
148
InPost SA (Air Freight & Logistics)(a) ... 2
Portugal — 0.04%
2,553
EDP SA (Electric Utilities) ........... 9
282 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 5
157 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 3
17
Singapore — 0.47%
2,350 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 5
4,793 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 7
1,500 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 3
1,436
DBS Group Holdings Ltd. (Banks) ..... 49
3,300 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 2
1,827 Grab Holdings Ltd. (Ground
Transportation)(a) ............. 8
1,200
Keppel Ltd. (Industrial Conglomerates) .. 6
2,335 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 30
261
Sea Ltd., ADR (Entertainment)(a) ...... 34
500
Sembcorp Industries Ltd. (Multi-Utilities) 2
900 Singapore Airlines Ltd. (Passenger
Airlines)(b) .................. 5
500
Singapore Exchange Ltd. (Capital Markets) 5
5,500 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 14
900
United Overseas Bank Ltd. (Banks) ..... 25
1,400
Wilmar International Ltd. (Food Products) 3
198
Spain — 0.87%
14
Acciona SA (Electric Utilities) ........ 2
121 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 7

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
56 Aena SME SA (Transportation
Infrastructure) ................ $ 13
334 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 26
4,062 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 55
4,098
Banco de Sabadell SA (Banks) ........ 12
11,002
Banco Santander SA (Banks)(b) ....... 74
2,839
CaixaBank SA (Banks) .............. 22
397 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 14
224 EDP Renovaveis SA (Independent
Power and Renewable Electricity
Producers)(a) ................. 2
189
Endesa SA (Electric Utilities) ......... 5
4,191
Iberdrola SA (Electric Utilities) ........ 68
770 Industria de Diseno Textil SA (Specialty
Retail) ...................... 38
233
Redeia Corp. SA (Electric Utilities) ..... 5
885
Repsol SA (Oil, Gas & Consumable Fuels) 12
2,888 Telefonica SA (Diversified
Telecommunication Services) ..... 14
369
Sweden — 1.02%
171 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 5
230
Alfa Laval AB (Machinery) .......... 10
730 Assa Abloy AB, Class - B (Building
Products) .................... 22
1,904
Atlas Copco AB, Class - A (Machinery) .. 30
1,123
Atlas Copco AB, Class - B (Machinery) .. 16
225 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 3
165
Boliden AB (Metals & Mining) ........ 5
497
Epiroc AB, Class - A (Machinery) ...... 10
289
Epiroc AB, Class - B (Machinery) ...... 5
233
EQT AB (Capital Markets) ........... 7
452
Essity AB, Class - B (Household Products) 13
306 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 2
450 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 6
1,485 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 16
45 Holmen AB, B shares (Paper & Forest
Products) .................... 2
133 Industrivarden AB, Class - A (Financial
Services)(b) .................. 5
104 Industrivarden AB, Class - C (Financial
Services) .................... 4
305
Indutrade AB (Machinery) ........... 8
81 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 2
1,246
Investor AB, Class - B (Financial Services) 37
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
50 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ $ 3
183 Lifco AB, Class - B (Industrial
Conglomerates) ............... 6
848 Nibe Industrier AB, Class - B (Building
Products) .................... 3
151 Sagax AB, Class - B (Real Estate
Management & Development) ..... 3
814
Sandvik AB (Machinery) ............ 17
280 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 4
1,142 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 19
234 Skanska AB, Class - B (Construction &
Engineering)(a) ............... 5
191
SKF AB, B shares (Machinery) ........ 4
111
Spotify Technology SA (Entertainment)(a) 62
549 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products)(a) ...... 7
1,032 Svenska Handelsbanken AB, Class - A
(Banks)^ .................... 12
604
Swedbank AB, Class - A (Banks)^ ...... 14
361 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 5
1,968 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 15
1,603 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 6
120
Trelleborg AB, Class - B (Machinery) ... 4
1,247
Volvo AB, Class - B (Machinery) ...... 37
434
Switzerland — 2.31%
1,174 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 61
363 Alcon AG (Health Care Equipment &
Supplies) .................... 34
66
Avolta AG (Specialty Retail)(b) ........ 3
36 Baloise Holding AG, Registered Shares
(Insurance) .................. 8
26 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 3
2 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 3
14
BKW AG (Electric Utilities) .......... 2
1 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 14
277
Chubb Ltd. (Insurance) .............. 84
380 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 66
144
Coca-Cola HBC AG (Beverages) ....... 7
138
DSM-Firmenich AG (Chemicals) ...... 14
5
EMS-Chemie Holding AG (Chemicals) .. 3
76
Galderma Group AG (Pharmaceuticals)(a) 8
109
Garmin Ltd. (Household Durables) ..... 24

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
25 Geberit AG, Registered Shares (Building
Products) .................... $ 16
7,475
Glencore PLC (Metals & Mining)(b) .... 27
23 Helvetia Holding AG, Registered Shares
(Insurance) .................. 5
365
Holcim AG (Construction Materials)(b) .. 39
153
Julius Baer Group Ltd. (Capital Markets) . 11
28 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 6
96 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 8
1,890 Nestle SA, Registered Shares (Food
Products) .................... 191
16 Partners Group Holding AG (Capital
Markets) .................... 23
30 Schindler Holding AG, Class - PC
(Machinery) ................. 9
19 Schindler Holding AG, Registered Shares
(Machinery) ................. 6
111 SGS SA, Registered Shares (Professional
Services)(a) .................. 11
197
SIG Group AG (Containers & Packaging)(b) 4
120
Sika AG, Registered Shares (Chemicals)(b) 29
38 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 11
510 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 11
84 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... 10
21
Swiss Life Holding AG (Insurance) ..... 19
63 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 8
213
Swiss Re AG (Insurance) ............ 36
19 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 11
35
Temenos AG, Registered Shares (Software) 3
15 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 3
2,320
UBS Group AG (Capital Markets) ...... 71
21
VAT Group AG (Machinery) .......... 8
102
Zurich Insurance Group AG (Insurance) .. 71
981
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.35%
690
3i Group PLC (Capital Markets) ....... 32
221
Admiral Group PLC (Insurance) ....... 8
565
Amcor PLC (Containers & Packaging) ... 5
526
Amcor PLC (Containers & Packaging) ... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
906
Anglo American PLC (Metals & Mining) . $ 25
137
Aon PLC, Class - A (Insurance) ........ 55
314 Ashtead Group PLC (Trading Companies &
Distributors) ................. 17
190 Associated British Foods PLC (Food
Products) .................... 5
526 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 5
1,966
Aviva PLC (Insurance) .............. 14
10,306
Barclays PLC (Banks)(b) ............ 39
1,101
Barratt Redrow PLC (Household Durables) 6
11,820
BP PLC (Oil, Gas & Consumable Fuels) . 66
4,114 BT Group PLC (Diversified
Telecommunication Services) ..... 9
248 Bunzl PLC (Trading Companies &
Distributors) ................. 10
3,224
Centrica PLC (Multi-Utilities)(b) ....... 6
563
CNH Industrial N.V. (Machinery) ...... 7
148 Coca-Cola Europacific Partners PLC
(Beverages) .................. 13
1,204 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 40
86
Croda International PLC (Chemicals)(b) . 3
1,585
Diageo PLC (Beverages) ............ 41
6,265
Haleon PLC (Personal Care Products) ... 32
278 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 9
12,968
HSBC Holdings PLC (Banks) ......... 147
1,073
Informa PLC (Media) ............... 11
114 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 12
103
Intertek Group PLC (Professional Services) 7
842 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 3
1,475
JD Sports Fashion PLC (Specialty Retail) 1
1,028
Kingfisher PLC (Specialty Retail) ...... 3
676 Land Securities Group PLC (Diversified
REITs) ..................... 5
4,074
Legal & General Group PLC (Insurance) . 13
43,225
Lloyds Banking Group PLC (Banks) .... 41
337 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 50
2,172
M&G PLC (Financial Services) ........ 6
1,140 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 5
458
Mondi PLC (Paper & Forest Products) ... 7
3,468
National Grid PLC (Multi-Utilities) ..... 45
5,735
NatWest Group PLC (Banks)(b) ....... 34
79
Next PLC (Broadline Retail) .......... 11
465 Pearson PLC (Diversified Consumer
Services) .................... 7
121
Pentair PLC (Machinery) ............ 11
492
Phoenix Group Holdings PLC (Insurance) 4
1,316
RELX PLC (Professional Services) ..... 66

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
1,488 Rentokil Initial PLC (Commercial Services
& Supplies) .................. $ 7
819
Rio Tinto PLC (Metals & Mining) ...... 49
400
Schroders PLC (Capital Markets) ...... 2
1,039
Segro PLC (Industrial REITs) ......... 9
175
Severn Trent PLC (Water Utilities)(b) ... 6
4,434
Shell PLC (Oil, Gas & Consumable Fuels) 162
529 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 7
219 Smiths Group PLC (Industrial
Conglomerates) ............... 5
51
Spirax Group PLC (Machinery) ........ 4
832
SSE PLC (Electric Utilities)(a) ........ 17
1,500
Standard Chartered PLC (Banks) ....... 22
4,939 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 21
633
The Sage Group PLC (Software) ....... 10
1,756
Unilever PLC (Personal Care Products) .. 105
407
United Utilities Group PLC (Water Utilities) 5
14,277 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 13
107 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 3
72
Willis Towers Watson PLC (Insurance) .. 24
409
Wise PLC, Class - A (Financial Services)(a) 5
826
WPP PLC (Media) ................. 6
1,423
United States — 70.87%
72
A.O. Smith Corp. (Building Products) ... 5
314
Adobe, Inc. (Software)(a) ............ 120
1,167 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 120
85
AECOM (Construction & Engineering) .. 8
373
Aflac, Inc. (Insurance) .............. 41
156 Air Products and Chemicals, Inc.
(Chemicals) .................. 46
312 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 37
110
Akamai Technologies, Inc. (IT Services)(a) 9
88
Albemarle Corp. (Chemicals) ......... 6
322 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 7
119 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 11
52 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 8
184
Alliant Energy Corp. (Electric Utilities) .. 12
201
Ally Financial, Inc. (Consumer Finance) . 7
4,217 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 652
3,543 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 554
6,794
Amazon.com, Inc. (Broadline Retail)(a) .. 1,293
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
186
Ameren Corp. (Multi-Utilities) ........ $ 19
390 American Electric Power Co., Inc. (Electric
Utilities) .................... 43
415
American Express Co. (Consumer Finance) 112
44
American Financial Group, Inc. (Insurance) 6
278 American Homes 4 Rent, Class - A
(Residential REITs) ............ 11
441 American International Group, Inc.
(Insurance) .................. 38
328
American Tower Corp. (Specialized REITs) 71
144 American Water Works Co., Inc. (Water
Utilities) .................... 21
69
Ameriprise Financial, Inc. (Capital Markets) 33
162
AMETEK, Inc. (Electrical Equipment) ... 28
879 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 58
349 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 70
433 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ................... 9
63
ANSYS, Inc. (Software)(a) ........... 20
281 Apollo Global Management, Inc. (Financial
Services) .................... 38
10,781 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 2,395
581 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 84
146
AppLovin Corp., Class - A (Software)(a) . 39
343 Archer-Daniels-Midland Co. (Food
Products) .................... 16
133 Ares Management Corp., Class - A (Capital
Markets) .................... 19
751 Arista Networks, Inc. (Communications
Equipment)(a) ................ 58
181
Arthur J. Gallagher & Co. (Insurance) ... 62
40
Assurant, Inc. (Insurance) ............ 8
5,158 AT&T, Inc. (Diversified Telecommunication
Services) .................... 146
108
Atmos Energy Corp. (Gas Utilities) ..... 17
152
Autodesk, Inc. (Software)(a) .......... 40
298 Automatic Data Processing, Inc.
(Professional Services) .......... 91
12
AutoZone, Inc. (Specialty Retail)(a) ..... 46
112 AvalonBay Communities, Inc. (Residential
REITs) ..................... 24
427 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 7
74 Avery Dennison Corp. (Containers &
Packaging) .................. 13
50 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 26
696 Baker Hughes Co. (Energy Equipment &
Services) .................... 31
229
Ball Corp. (Containers & Packaging) .... 12

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
4,931
Bank of America Corp. (Banks) ........ $ 206
381 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 13
99
Bentley Systems, Inc., Class - B (Software) 4
956 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 509
147
Best Buy Co., Inc. (Specialty Retail) .... 11
108
Blackrock, Inc. (Capital Markets) ...... 102
526
Blackstone, Inc. (Capital Markets) ...... 74
396
Block, Inc. (Financial Services)(a) ...... 22
24 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 111
91 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 10
1,073 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 108
3,192 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 534
81 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 20
258 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 12
171
Brown & Brown, Inc. (Insurance) ...... 21
111
Brown-Forman Corp., Class - B (Beverages) 4
83 Builders FirstSource, Inc. (Building
Products)(a) .................. 10
85
Bunge Global SA (Food Products) ...... 6
46
Burlington Stores, Inc. (Specialty Retail)(a) 11
95
BXP, Inc. (Office REITs) ............ 6
193
Cadence Design Systems, Inc. (Software)(a) 49
76
Camden Property Trust (Residential REITs) 9
269 Capital One Financial Corp. (Consumer
Finance) .................... 48
171 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 24
34
Carlisle Cos., Inc. (Building Products) ... 12
94
CarMax, Inc. (Specialty Retail)(a) ...... 7
735 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 14
576
Carrier Global Corp. (Building Products) . 37
80
Carvana Co. (Specialty Retail)(a) ...... 17
352
Caterpillar, Inc. (Machinery) .......... 116
74
Cboe Global Markets, Inc. (Capital Markets) 17
217 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 28
96 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 15
124 Cencora, Inc. (Health Care Providers &
Services) .................... 34
373 Centene Corp. (Health Care Providers &
Services)(a) .................. 23
462
CenterPoint Energy, Inc. (Multi-Utilities) . 17
130
CF Industries Holdings, Inc. (Chemicals) . 10
95 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 10
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
66 Charter Communications, Inc., Class - A
(Media)(a) ................... $ 24
158 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 37
1,226 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 205
964 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 48
115
Cincinnati Financial Corp. (Insurance) ... 17
268 Cintas Corp. (Commercial Services &
Supplies) .................... 55
2,853 Cisco Systems, Inc. (Communications
Equipment) .................. 176
1,338
Citigroup, Inc. (Banks) .............. 95
324
Citizens Financial Group, Inc. (Banks) ... 13
215
Cloudflare, Inc., Class - A (IT Services)(a) 24
252
CME Group, Inc. (Capital Markets) ..... 67
206
CMS Energy Corp. (Multi-Utilities) ..... 15
350 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 27
136 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 23
546 Colgate-Palmolive Co. (Household
Products) .................... 51
2,770
Comcast Corp., Class - A (Media) ...... 102
354
Conagra Brands, Inc. (Food Products) ... 9
929 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 98
241
Consolidated Edison, Inc. (Multi-Utilities) 27
117 Constellation Brands, Inc., Class - A
(Beverages) .................. 21
220 Constellation Energy Corp. (Electric
Utilities) .................... 44
614 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 35
169 Corebridge Financial, Inc. (Financial
Services) .................... 5
48
Corpay, Inc. (Software)(a) ............ 17
489
Corteva, Inc. (Chemicals) ............ 31
297 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 24
319 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 302
513 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 15
483
CRH PLC (Construction Materials) ..... 42
179 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 63
305
Crown Castle, Inc. (Specialized REITs) .. 32
72 Crown Holdings, Inc. (Containers &
Packaging) .................. 6
1,367
CSX Corp. (Ground Transportation) .... 40
96
Cummins, Inc. (Machinery) .......... 30
885 CVS Health Corp. (Health Care Providers &
Services) .................... 60
208
D.R. Horton, Inc. (Household Durables) .. 26

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
84 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... $ 17
199
Datadog, Inc., Class - A (Software)(a) ... 20
25 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 4
107
Dayforce, Inc. (Professional Services)(a) . 6
108 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 12
183
Deere & Co. (Machinery) ............ 86
225 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 21
114
Delta Air Lines, Inc. (Passenger Airlines) . 5
450 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 17
285 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 19
135 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 22
42 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 8
230 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 33
177 Discover Financial Services (Consumer
Finance) .................... 30
146
Docusign, Inc. (Software)(a) .......... 12
159 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 14
129 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 10
591
Dominion Energy, Inc. (Multi-Utilities) .. 33
23 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 11
257 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 47
94
Dover Corp. (Machinery) ............ 17
518
Dow, Inc. (Chemicals) .............. 18
146
DTE Energy Co. (Multi-Utilities) ...... 20
565
Duke Energy Corp. (Electric Utilities) ... 69
299
DuPont de Nemours, Inc. (Chemicals) ... 22
217
Dynatrace, Inc. (Software)(a) ......... 10
70
Eastman Chemical Co. (Chemicals) ..... 6
288
Eaton Corp. PLC (Electrical Equipment) . 78
343
eBay, Inc. (Broadline Retail) .......... 23
178
Ecolab, Inc. (Chemicals) ............. 45
274
Edison International (Electric Utilities) .. 16
426 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 31
178
Electronic Arts, Inc. (Entertainment) .... 26
164 Elevance Health, Inc. (Health Care
Providers & Services) ........... 71
33 EMCOR Group, Inc. (Construction &
Engineering) ................. 12
402
Emerson Electric Co. (Electrical Equipment) 44
110 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 10
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
325
Entergy Corp. (Electric Utilities) ....... $ 28
396 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 51
41
EPAM Systems, Inc. (IT Services)(a) .... 7
399
EQT Corp. (Oil, Gas & Consumable Fuels) 21
87
Equifax, Inc. (Professional Services) .... 21
70
Equinix, Inc. (Specialized REITs) ...... 57
229 Equitable Holdings, Inc. (Financial
Services) .................... 12
116 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 8
235
Equity Residential (Residential REITs) .. 17
15
Erie Indemnity Co., Class - A (Insurance) . 6
205
Essential Utilities, Inc. (Water Utilities) .. 8
44 Essex Property Trust, Inc. (Residential
REITs) ..................... 13
163
Evergy, Inc. (Electric Utilities) ........ 11
254
Eversource Energy (Electric Utilities) ... 16
107
Exact Sciences Corp. (Biotechnology)(a) . 5
696
Exelon Corp. (Electric Utilities) ....... 32
143 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 16
90 Expedia Group, Inc. (Hotels, Restaurants &
Leisure) .................... 15
104 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 13
150 Extra Space Storage, Inc. (Specialized
REITs) ..................... 22
3,152 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 375
41
F5, Inc. (Communications Equipment)(a) . 11
27 FactSet Research Systems, Inc. (Capital
Markets) .................... 12
17
Fair Isaac Corp. (Software)(a) ......... 31
405 Fastenal Co. (Trading Companies &
Distributors) ................. 31
163
FedEx Corp. (Air Freight & Logistics) ... 40
143 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 23
188
Fidelity National Financial, Inc. (Insurance) 12
388 Fidelity National Information Services, Inc.
(Financial Services) ............ 29
488
Fifth Third Bancorp (Banks) .......... 19
7 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 13
72 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 9
388
FirstEnergy Corp. (Electric Utilities) .... 16
414
Fiserv, Inc. (Financial Services)(a) ...... 91
2,746
Ford Motor Co. (Automobiles) ........ 28
458
Fortinet, Inc. (Software)(a) ........... 44
253
Fortive Corp. (Machinery) ........... 19
75 Fortune Brands Innovations, Inc. (Building
Products) .................... 5
165
Fox Corp., Class - A (Media) .......... 9

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
94
Fox Corp., Class - B (Media) ......... $ 5
199
Franklin Resources, Inc. (Capital Markets) 4
1,027
Freeport-McMoRan, Inc. (Metals & Mining) 39
55
Gartner, Inc. (IT Services)(a) .......... 23
193
GE Vernova, Inc. (Electrical Equipment) . 59
357
Gen Digital, Inc. (Software) .......... 9
396
General Mills, Inc. (Food Products) ..... 24
789
General Motors Co. (Automobiles) ..... 37
103
Genuine Parts Co. (Distributors) ....... 12
184
Global Payments, Inc. (Financial Services) 18
99
GoDaddy, Inc., Class - A (IT Services)(a) . 18
109
Graco, Inc. (Machinery) ............. 9
688 Halliburton Co. (Energy Equipment &
Services) .................... 17
456 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 9
31
HEICO Corp. (Aerospace & Defense) ... 8
53 HEICO Corp., Class - A (Aerospace &
Defense) .................... 11
197
Hess Corp. (Oil, Gas & Consumable Fuels) 31
929 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 14
172 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 39
182 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 11
187
Hormel Foods Corp. (Food Products) .... 6
528 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 8
272 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 35
690 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 19
38
Hubbell, Inc. (Electrical Equipment) .... 13
35
HubSpot, Inc. (Software)(a) .......... 20
85 Humana, Inc. (Health Care Providers &
Services) .................... 22
1,052
Huntington Bancshares, Inc. (Banks) .... 16
25 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 3
57
IDEX Corp. (Machinery) ............ 10
59 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 25
228
Illinois Tool Works, Inc. (Machinery) .... 57
126
Incyte Corp. (Biotechnology)(a) ....... 8
294
Ingersoll Rand, Inc. (Machinery) ....... 24
50 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 13
3,102 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 70
77 Interactive Brokers Group, Inc. (Capital
Markets) .................... 13
417 Intercontinental Exchange, Inc. (Capital
Markets) .................... 72
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
665 International Business Machines Corp. (IT
Services) .................... $ 165
181 International Flavors & Fragrances, Inc.
(Chemicals) .................. 14
344 International Paper Co. (Containers &
Packaging) .................. 18
203
Intuit, Inc. (Software) ............... 125
258 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 128
421
Invitation Homes, Inc. (Residential REITs) 15
133 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 23
207
Iron Mountain, Inc. (Specialized REITs) . 18
81 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 11
45 Jack Henry & Associates, Inc. (Financial
Services) .................... 8
90 Jacobs Solutions, Inc. (Professional
Services) .................... 11
52 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 8
470 Johnson Controls International PLC
(Building Products) ............ 38
2,020
JPMorgan Chase & Co. (Banks) ....... 496
197 Juniper Networks, Inc. (Communications
Equipment) .................. 7
194
Kellanova (Food Products) ........... 16
1,359
Kenvue, Inc. (Personal Care Products) ... 33
895
Keurig Dr Pepper, Inc. (Beverages) ..... 31
701
KeyCorp (Banks) .................. 11
128 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 19
237
Kimberly-Clark Corp. (Household Products) 34
597
Kimco Realty Corp. (Retail REITs) ..... 13
1,405 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 40
437
KKR & Co., Inc. (Capital Markets) ..... 51
94 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 64
60 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 14
921 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 67
171 Lennar Corp., Class - A (Household
Durables) ................... 20
23 Lennox International, Inc. (Building
Products) .................... 13
154 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 14
343
Linde PLC (Chemicals) ............. 160
116 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 15
209
LKQ Corp. (Distributors) ............ 9
126
Loews Corp. (Insurance) ............. 12
412
Lowe's Cos., Inc. (Specialty Retail) ..... 96

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
53 LPL Financial Holdings, Inc. (Capital
Markets) .................... $ 17
192 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 14
119
M&T Bank Corp. (Banks) ............ 21
44
Manhattan Associates, Inc. (Software)(a) . 8
236 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 34
9
Markel Group, Inc. (Insurance)(a) ...... 17
169 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 40
352
Marsh & McLennan Cos., Inc. (Insurance) 86
43 Martin Marietta Materials, Inc.
(Construction Materials) ......... 21
610 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 38
142
Masco Corp. (Building Products) ....... 10
592 Mastercard, Inc., Class - A (Financial
Services) .................... 324
183
McCormick & Co., Inc. (Food Products) . 15
515 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 161
1,564 Meta Platforms, Inc., Class - A (Interactive
Media & Services) ............. 901
417
MetLife, Inc. (Insurance) ............ 33
16 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 19
394 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 19
799 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 69
5,067
Microsoft Corp. (Software) ........... 1,902
158
MicroStrategy, Inc. (Software)(a) ...... 46
91 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 15
42 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 14
103 Molson Coors Beverage Co., Class - B
(Beverages) .................. 6
968 Mondelez International, Inc., Class - A
(Food Products) ............... 66
53
MongoDB, Inc. (IT Services)(a) ....... 9
34 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 20
525
Monster Beverage Corp. (Beverages)(a) .. 31
114
Moody's Corp. (Capital Markets) ....... 53
879
Morgan Stanley (Capital Markets) ...... 103
120 Motorola Solutions, Inc. (Communications
Equipment) .................. 53
55
MSCI, Inc. (Capital Markets) ......... 31
300
Nasdaq, Inc. (Capital Markets) ........ 23
87
Natera, Inc. (Biotechnology)(a) ........ 12
148 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 13
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
307
Netflix, Inc. (Entertainment)(a) ........ $ 286
66 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 7
810
Newmont Corp. (Metals & Mining) ..... 39
235
News Corp., Class - A (Media) ........ 6
1,463
NextEra Energy, Inc. (Electric Utilities) .. 104
841 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 53
405
NiSource, Inc. (Multi-Utilities) ........ 16
42
Nordson Corp. (Machinery) .......... 8
159 Norfolk Southern Corp. (Ground
Transportation) ............... 38
142
Northern Trust Corp. (Capital Markets) .. 14
148
NRG Energy, Inc. (Electric Utilities) .... 14
170
Nucor Corp. (Metals & Mining) ....... 20
180
Nutanix, Inc., Class - A (Software)(a) .... 13
17,558 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,903
2
NVR, Inc. (Household Durables)(a) ..... 14
521 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 26
116
Okta, Inc. (IT Services)(a) ............ 12
137 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 23
144
Omnicom Group, Inc. (Media) ........ 12
306 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 12
439 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 44
1,207
Oracle Corp. (Software) ............. 169
41 O'Reilly Automotive, Inc. (Specialty
Retail)(a) .................... 59
284
Otis Worldwide Corp. (Machinery) ..... 29
192
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 8
62
Owens Corning (Building Products) .... 9
370
PACCAR, Inc. (Machinery) .......... 36
67 Packaging Corp. of America (Containers &
Packaging) .................. 13
1,512 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 128
476
Palo Alto Networks, Inc. (Software)(a) ... 81
96
Parker-Hannifin Corp. (Machinery) ..... 58
231
Paychex, Inc. (Professional Services) .... 36
39 Paycom Software, Inc. (Professional
Services) .................... 9
686 PayPal Holdings, Inc. (Financial
Services)(a) .................. 45
992
PepsiCo, Inc. (Beverages) ............ 149
1,610
PG&E Corp. (Electric Utilities) ........ 28
296
Phillips 66 (Oil, Gas & Consumable Fuels) 37
433 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 13
29
Pool Corp. (Distributors) ............ 9
168
PPG Industries, Inc. (Chemicals) ....... 18
521
PPL Corp. (Electric Utilities) .......... 19

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
169
Principal Financial Group, Inc. (Insurance) $ 14
674
Prologis, Inc. (Industrial REITs) ....... 75
252
Prudential Financial, Inc. (Insurance) .... 28
100
PTC, Inc. (Software)(a) ............. 15
351 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 29
111
Public Storage (Specialized REITs) ..... 33
149
PulteGroup, Inc. (Household Durables) .. 15
222 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 10
793 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 122
104 Quanta Services, Inc. (Construction &
Engineering) ................. 26
79 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 13
139 Raymond James Financial, Inc. (Capital
Markets) .................... 19
136 RB Global, Inc. (Commercial Services &
Supplies) .................... 14
612
Realty Income Corp. (Retail REITs) ..... 36
46 Reddit, Inc., Class A (Interactive Media &
Services)(a) .................. 5
151
Regency Centers Corp. (Retail REITs) ... 11
668
Regions Financial Corp. (Banks) ....... 15
40
Reliance, Inc. (Metals & Mining) ...... 12
160 Republic Services, Inc. (Commercial
Services & Supplies) ........... 39
105 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 24
453 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 6
426 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 18
339 ROBLOX Corp., Class - A
(Entertainment)(a) ............. 20
80 Rockwell Automation, Inc. (Electrical
Equipment) .................. 21
93
Roku, Inc. (Entertainment)(a) ......... 7
215 Rollins, Inc. (Commercial Services &
Supplies) .................... 12
80
Roper Technologies, Inc. (Software) .... 47
252
Ross Stores, Inc. (Specialty Retail) ..... 32
188 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 39
276 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 9
92
RPM International, Inc. (Chemicals) .... 11
230
S&P Global, Inc. (Capital Markets) ..... 117
691
Salesforce, Inc. (Software) ........... 185
179
Samsara, Inc., Class - A (Software)(a) ... 7
77 SBA Communications Corp. (Specialized
REITs) ..................... 17
1,011 Schlumberger N.V. (Energy Equipment &
Services) .................... 42
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
150 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. $ 13
88
SEI Investments Co. (Capital Markets) .. 7
449
Sempra (Multi-Utilities) ............. 32
149
ServiceNow, Inc. (Software)(a) ........ 119
231
Simon Property Group, Inc. (Retail REITs) 38
104 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 7
609 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 5
38
Snap-on, Inc. (Machinery) ........... 13
213
Snowflake, Inc., Class - A (IT Services)(a) 31
87 Solventum Corp. (Health Care Providers &
Services)(a) .................. 7
105
Southwest Airlines Co. (Passenger Airlines) 4
160 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 13
112
Stanley Black & Decker, Inc. (Machinery) 9
796 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 78
209
State Street Corp. (Capital Markets) ..... 19
105
Steel Dynamics, Inc. (Metals & Mining) . 13
73 STERIS PLC (Health Care Equipment &
Supplies) .................... 17
251 Stryker Corp. (Health Care Equipment &
Supplies) .................... 93
91
Sun Communities, Inc. (Residential REITs) 12
376 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 13
282
Synchrony Financial (Consumer Finance) 15
109
Synopsys, Inc. (Software)(a) .......... 47
358 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 27
162
T. Rowe Price Group, Inc. (Capital Markets) 15
125 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 26
147 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 29
325 Target Corp. (Consumer Staples Distribution
& Retail) .................... 34
116 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 10
2,073
Tesla, Inc. (Automobiles)(a) .......... 537
646 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 116
14 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 19
185
The Allstate Corp. (Insurance) ......... 38
540 The Bank of New York Mellon Corp.
(Capital Markets) .............. 45
128
The Campbell's Company (Food Products) 5
157
The Carlyle Group, Inc. (Capital Markets) 7
1,222 The Charles Schwab Corp. (Capital
Markets) .................... 96
89
The Clorox Co. (Household Products) ... 13

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,913
The Coca-Cola Co. (Beverages) ....... $ 209
168 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 11
228 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 125
207 The Hartford Insurance Group, Inc.
(Insurance) .................. 26
108
The Hershey Co. (Food Products) ...... 18
716
The Home Depot, Inc. (Specialty Retail) . 262
296
The Interpublic Group of Cos., Inc. (Media) 8
84
The J.M. Smucker Co. (Food Products) .. 10
652
The Kraft Heinz Co. (Food Products) .... 20
482 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 33
292 The PNC Financial Services Group, Inc.
(Banks) ..................... 51
420
The Progressive Corp. (Insurance) ...... 119
174
The Sherwin-Williams Co. (Chemicals) .. 61
800
The Southern Co. (Electric Utilities) .... 74
823
The TJX Cos., Inc. (Specialty Retail) .... 100
319
The Trade Desk, Inc., Class - A (Media)(a) 17
160
The Travelers Cos., Inc. (Insurance) ..... 42
1,308
The Walt Disney Co. (Entertainment) .... 129
872 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 52
375 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 100
281
Toast, Inc., Class - A (Financial Services)(a) 9
393
Tractor Supply Co. (Specialty Retail) .... 22
83 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 12
41 TransDigm Group, Inc. (Aerospace &
Defense) .................... 57
139
TransUnion (Professional Services) ..... 12
176 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 12
948
Truist Financial Corp. (Banks) ......... 39
108
Twilio, Inc., Class - A (IT Services)(a) ... 11
30
Tyler Technologies, Inc. (Software)(a) ... 17
207
Tyson Foods, Inc., Class - A (Food Products) 13
1,101
U.S. Bancorp (Banks) ............... 46
1,366 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 100
265
UDR, Inc. (Residential REITs) ........ 12
59 U-Haul Holding Co. (Ground
Transportation) ............... 3
34
Ulta Beauty, Inc. (Specialty Retail)(a) ... 12
443 Union Pacific Corp. (Ground
Transportation) ............... 105
57 United Airlines Holdings, Inc. (Passenger
Airlines)(a) .................. 4
516 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 57
47 United Rentals, Inc. (Trading Companies &
Distributors) ................. 29
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
32 United Therapeutics Corp.
(Biotechnology)(a) ............. $ 10
226 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 30
110 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 25
298
Ventas, Inc. (Health Care REITs) ....... 20
177 Veralto Corp. (Commercial Services &
Supplies) .................... 17
63
VeriSign, Inc. (IT Services)(a) ......... 16
100 Verisk Analytics, Inc. (Professional
Services) .................... 30
3,025 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 137
251 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 18
1,245
Visa, Inc., Class - A (Financial Services) . 436
242 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 28
93 Vulcan Materials Co. (Construction
Materials) ................... 22
236
W.R. Berkley Corp. (Insurance) ........ 17
31 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 31
530 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 6
3,172 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 278
1,673 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 18
291 Waste Management, Inc. (Commercial
Services & Supplies) ........... 67
43 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 16
25 Watsco, Inc. (Trading Companies &
Distributors) ................. 13
244
WEC Energy Group, Inc. (Multi-Utilities) 27
2,366
Wells Fargo & Co. (Banks) ........... 170
454
Welltower, Inc. (Health Care REITs) .... 70
52 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 12
251 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 10
119 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 22
27
Westlake Corp. (Chemicals) .......... 3
523
Weyerhaeuser Co. (Specialized REITs) .. 15
90
Williams-Sonoma, Inc. (Specialty Retail) . 14
151
Workday, Inc., Class - A (Software)(a) ... 35
163
WP Carey, Inc. (Diversified REITs) ..... 10
425
Xcel Energy, Inc. (Electric Utilities) ..... 30
172
Xylem, Inc. (Machinery) ............. 21
197 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 31
38 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 11

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
As of March 31, 2025, 100% of the Portfolio’s net assets were managed by
Mellon Investments Corporation.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
99 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... $ 7
152 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 17
321
Zoetis, Inc. (Pharmaceuticals) ......... 53
180
Zoom Communications, Inc. (Software)(a) 13
67
Zscaler, Inc. (Software)(a) ............ 13
30,109
Uruguay — 0.15%
33
MercadoLibre, Inc. (Broadline Retail)(a) . 64
Total Common Stocks .............. 42,326
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —
Investment Companies — 0.12%
Money Market Funds — 0.12%
26,862 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 4.20%^^(d) 27
21,862 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.22%(d) .................... 22
Total Investment Companies ......... 49
Total Investments (cost $26,724)
— 99.76% 42,375
Other assets in excess of liabilities
— 0.24% 102
Net Assets - 100.00% $ 42,477
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
68
Shares Security Description
Value
(000)
Common Stocks — 87.26%
Australia — 4.88%
153,655
ANZ Group Holdings Ltd. (Banks)(a) ... $ 2,813
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 882
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 554
31,893
BHP Group Ltd. (Metals & Mining) ..... 774
85,014
BHP Group Ltd. (Metals & Mining) ..... 2,044
43,919
Commonwealth Bank of Australia (Banks) 4,174
4,860
CSL Ltd. (Biotechnology) ............ 765
68,557
Goodman Group (Industrial REITs) ..... 1,230
7,899
Macquarie Group Ltd. (Capital Markets) . 983
174,147
National Australia Bank Ltd. (Banks) .... 3,745
41,245
Qantas Airways Ltd. (Passenger Airlines) . 235
55,092
QBE Insurance Group Ltd. (Insurance) .. 761
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,113
150,128 Santos Ltd. (Oil, Gas & Consumable
Fuels)(b) .................... 629
198,921
Scentre Group (Retail REITs)(a) ....... 421
15,683
Suncorp Group Ltd. (Insurance) ....... 190
43,490
Treasury Wine Estates Ltd. (Beverages) .. 267
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 2,893
148,167
Westpac Banking Corp. (Banks) ....... 2,952
28,099 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 408
35,740
Worley Ltd. (Construction & Engineering) 325
28,158
Austria — 0.33%
23,927
Erste Group Bank AG (Banks)(b) ...... 1,655
4,792
OMV AG (Oil, Gas & Consumable Fuels) 247
1,902
Belgium — 0.48%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,500
1,433
UCB SA (Pharmaceuticals) ........... 252
2,752
Canada — 9.48%
3,586
Agnico Eagle Mines Ltd. (Metals & Mining) 389
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 2,510
8,987
AltaGas Ltd. (Gas Utilities) ........... 247
45,514
Bank of Montreal (Banks) ............ 4,346
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,311
4,255 Canadian Imperial Bank of Commerce
(Banks) ..................... 239
2,386 Canadian National Railway Co. (Ground
Transportation) ............... 232
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 3,429
3,259 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 229
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
8,782 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... $ 912
3,259 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 159
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 1,738
835
Constellation Software, Inc. (Software) .. 2,645
11,192
Dollarama, Inc. (Broadline Retail) ...... 1,197
21,506
Emera, Inc. (Electric Utilities) ......... 906
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 315
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,479
17,917 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 241
5,741
Fortis, Inc. (Electric Utilities) ......... 262
7,691
Franco-Nevada Corp. (Metals & Mining) . 1,210
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 1,166
64,358
Great-West Lifeco, Inc. (Insurance) ..... 2,522
12,464
Hydro One Ltd. (Electric Utilities)(b) .... 419
5,430
Intact Financial Corp. (Insurance)(b) .... 1,110
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,752
2,505
Lumine Group, Inc. (Software)(a) ...... 71
8,370
Manulife Financial Corp. (Insurance) .... 261
15,818
Methanex Corp. (Chemicals) .......... 555
18,402
National Bank of Canada (Banks) ...... 1,519
3,339
Nutrien Ltd. (Chemicals) ............ 166
1,796
Onex Corp. (Capital Markets) ......... 120
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 309
66,482
Power Corp. of Canada (Insurance) ..... 2,351
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 72
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 115
67,963 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 810
13,991
Royal Bank of Canada (Banks) ........ 1,576
52,851
Shopify, Inc., Class - A (IT Services)(a) .. 5,027
52,951
Sun Life Financial, Inc. (Insurance) ..... 3,031
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 222
18,439 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 672
12,498
The Toronto-Dominion Bank (Banks) ... 749
22,457 Thomson Reuters Corp. (Professional
Services) .................... 3,875
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 2,197
54,663
Denmark — 1.84%
2,246
DSV A/S (Air Freight & Logistics) ..... 434
7,462
Genmab A/S (Biotechnology)(a)(b) ..... 1,454

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark (continued)
127,453 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. $ 8,716
10,604
Finland — 0.65%
4,385
Mandatum Oyj (Insurance) ........... 27
145,888
Nokia Oyj (Communications Equipment) . 768
178,699
Nordea Bank Abp (Banks) ........... 2,279
3,545
Orion Oyj, Class - B (Pharmaceuticals) .. 211
21,925
Sampo Oyj, A Shares (Insurance) ...... 210
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 274
3,769
France — 9.18%
24,146
Air Liquide SA (Chemicals) .......... 4,586
23,149
Airbus SE (Aerospace & Defense) ...... 4,076
47,723
AXA SA (Insurance) ............... 2,039
46,563
BNP Paribas SA (Banks) ............. 3,891
1,044
Capgemini SE (IT Services) .......... 157
3,697
Cie de Saint-Gobain SA (Building Products) 368
99,973
Credit Agricole SA (Banks) ........... 1,820
1,749
Eiffage SA (Construction & Engineering)(b) 204
25,532
Engie SA (Multi-Utilities) ............ 497
16,219 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 4,673
2,933
Eurazeo SE (Financial Services) ....... 217
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 6,456
2,901
L'Oreal SA (Personal Care Products) .... 1,078
5,264 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 3,260
8,075
Publicis Groupe SA (Media) .......... 762
7,261
Renault SA (Automobiles) ........... 368
20,356
Sanofi SA (Pharmaceuticals) .......... 2,254
34,976 Schneider Electric SE (Electrical
Equipment)(b) ................ 8,073
98,039
Societe Generale SA (Banks) ......... 4,423
4,176
Thales SA (Aerospace & Defense) ...... 1,110
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 1,490
7,086
Unibail-Rodamco-Westfield (Retail REITs) 597
15,933
Veolia Environnement SA (Multi-Utilities) 548
52,947
Germany — 8.06%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 3,078
10,077
Allianz SE, Registered Shares (Insurance) 3,856
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 145
1,065
Beiersdorf AG (Personal Care Products) .. 138
33,975
Commerzbank AG (Banks) ........... 777
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
2,692
Covestro AG (Chemicals)(a) .......... $ 171
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 2,708
21,575
Deutsche Boerse AG (Capital Markets) .. 6,365
60,277
Deutsche Post AG (Air Freight & Logistics) 2,588
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 4,744
4,918 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(a) .............. 309
6,983
GEA Group AG (Machinery) ......... 424
1,115
Hannover Rueck SE (Insurance) ....... 332
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,741
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 1,604
36,196
SAP SE (Software) ................. 9,699
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 6,519
2,498
Symrise AG (Chemicals)(b) .......... 259
46,457
Hong Kong — 1.23%
483,480
AIA Group Ltd. (Insurance) .......... 3,659
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 304
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent
Power and Renewable Electricity
Producers)(a)(c) ............... —
106,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 429
51,800 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 224
414,317
Link REIT (Retail REITs)(a) .......... 1,941
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(a) .............. —
121,391 PCCW Ltd. (Diversified Telecommunication
Services)(b) .................. 76
38,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 228
24,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 212
7,073
Ireland (Republic of) — 1.11%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 892
332,317
Bank of Ireland Group PLC (Banks) .... 3,926
25,494
Experian PLC (Professional Services) ... 1,181
16,821 James Hardie Industries PLC (Construction
Materials)(a) ................. 401
6,400

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel — 0.38%
862
CyberArk Software Ltd. (Software)(a) ... $ 291
3,472
Nice Ltd. ADR (Software)(a) ......... 535
89,365 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 1,374
2,200
Italy — 1.88%
47,935
Enel SpA (Electric Utilities)(b) ........ 389
1,561
Ferrari N.V. (Automobiles) ........... 667
69,888
Generali (Insurance) ................ 2,455
157,139
Intesa Sanpaolo SpA (Banks)(b) ....... 810
7,820
Iveco Group N.V. (Machinery) ........ 129
168,665 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 3,162
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 453
9,459
Poste Italiane SpA (Insurance) ......... 169
90,548
Snam SpA (Gas Utilities) ............ 469
180,455 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 1,631
9,486
UniCredit SpA (Banks) .............. 532
10,866
Japan — 16.62%
8,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 392
6,845
AGC, Inc. (Building Products) ........ 208
23,400
Aisin Corp. (Automobile Components) .. 256
54,600
Ajinomoto Co., Inc. (Food Products) .... 1,081
15,300
Amada Co. Ltd. (Machinery) ......... 149
15,200 Bridgestone Corp. (Automobile
Components) ................. 611
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,194
8,600
Capcom Co. Ltd. (Entertainment) ...... 212
293,700
Concordia Financial Group Ltd. (Banks) . 1,950
178,200
CyberAgent, Inc. (Media) ............ 1,356
26,776 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 381
163,600
Dai-ichi Life Holdings, Inc. (Insurance) .. 1,249
1,279 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 131
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 514
16,700
Denso Corp. (Automobile Components) .. 207
800
Fast Retailing Co. Ltd. (Specialty Retail) . 238
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 167
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 483
109,000
Fujitsu Ltd. (IT Services)(b) .......... 2,169
185,500
Hitachi Ltd. (Industrial Conglomerates) .. 4,356
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 2,336
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
36,500 Iida Group Holdings Co. Ltd. (Household
Durables) ................... $ 557
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 542
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 321
21,000
Isuzu Motors Ltd. (Automobiles) ....... 286
92,317 ITOCHU Corp. (Trading Companies &
Distributors) ................. 4,286
141,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,453
8,300
Japan Post Insurance Co. Ltd. (Insurance)(b) 169
9,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 555
202,400 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,197
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,399
57,900 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 1,348
6,345
Komatsu Ltd. (Machinery) ........... 186
11,600
Kyoto Financial Group, Inc. (Banks) .... 178
27,600
M3, Inc. (Health Care Technology) ..... 315
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 1,016
63,500
MEIJI Holdings Co. Ltd. (Food Products) 1,376
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 3,027
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 559
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 1,666
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 5,893
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 4,970
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 970
30,600 Mitsui OSK Lines Ltd. (Marine
Transportation) ............... 1,066
96,900 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,495
73,500
NEC Corp. (IT Services) ............. 1,566
19,200
Nikon Corp. (Household Durables) ..... 191
4,700
Nintendo Co. Ltd. (Entertainment) ...... 320
6,300
Nippon Sanso Holdings Corp. (Chemicals) 191
30,800
Nippon Steel Corp. (Metals & Mining)(b) 659
910,000 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 880
33,000
Nippon Yusen KK (Marine Transportation) 1,091
2,500
Nitori Holdings Co. Ltd. (Specialty Retail) 245
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 580
9,000
Obic Co. Ltd. (IT Services) ........... 260

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
104,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... $ 1,363
10,800
ORIX Corp. (Financial Services) ....... 226
12,700 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 349
243,800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 1,399
9,100 Recruit Holdings Co. Ltd. (Professional
Services) .................... 472
15,300
SBI Holdings, Inc. (Capital Markets) .... 413
4,800 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 313
35,552
Sekisui House Ltd. (Household Durables) 796
21,700 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 314
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 485
38,400
Sompo Holdings, Inc. (Insurance) ...... 1,169
64,200
Sony Group Corp. (Household Durables) . 1,625
15,200
Subaru Corp. (Automobiles) .......... 272
35,700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 596
42,444 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,092
4,800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 180
22,400
The Chiba Bank Ltd. (Banks) ......... 212
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,156
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 3,621
53,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 1,689
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development)(b) .. 172
17,900
Toyota Industries Corp. (Machinery) .... 1,531
485,000
Toyota Motor Corp. (Automobiles) ..... 8,575
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 342
17,027
Trend Micro, Inc. (Software) .......... 1,150
69,800
Yakult Honsha Co. Ltd. (Food Products) . 1,328
61,300
Yamaha Motor Co. Ltd. (Automobiles) .. 491
15,200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 820
17,100
ZOZO, Inc. (Specialty Retail)(b) ....... 164
95,768
Luxembourg — 0.46%
27,423
ArcelorMittal SA (Metals & Mining) .... 792
96,377
Tenaris SA (Energy Equipment & Services) 1,886
2,678
Netherlands — 3.04%
57,506
ABN AMRO Bank N.V., Class CV (Banks) 1,212
73,595
Aegon Ltd. (Insurance) .............. 483
22,207
Akzo Nobel N.V. (Chemicals) ......... 1,368
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
1,066
Argenx SE (Biotechnology)(a) ........ $ 629
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 7,224
4,144
EXOR N.V. (Financial Services) ....... 376
14,622
ING Groep N.V. (Banks) ............. 286
52,086 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 1,946
24,262
Prosus N.V. (Broadline Retail)(a)(b) .... 1,127
85,642
Stellantis N.V. (Automobiles) ......... 960
1,552
Topicus.com, Inc. (Software)(a) ........ 152
11,488
Wolters Kluwer N.V. (Professional Services) 1,788
17,551
New Zealand — 0.04%
55,967 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 259
Norway — 0.53%
11,596
DNB Bank ASA (Banks) ............ 305
104,675 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 2,766
3,071
Singapore — 1.06%
532,772 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 1,053
175,970 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 274
130,600 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 264
63,580
DBS Group Holdings Ltd. (Banks) ..... 2,184
155,557 Grab Holdings Ltd. (Ground
Transportation)(a) ............. 705
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 186
6,124
Sea Ltd., ADR (Entertainment)(a) ...... 799
58,700 Singapore Airlines Ltd. (Passenger
Airlines)(b) .................. 296
18,700
Singapore Exchange Ltd. (Capital Markets) 185
6,600
United Overseas Bank Ltd. (Banks) ..... 186
6,132
South Africa — 0.00%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 26
Spain — 2.66%
2,090
Acciona SA (Electric Utilities) ........ 274
4,632 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 265
1,451 Aena SME SA (Transportation
Infrastructure) ................ 340
10,177 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 779

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... $ 8,470
28,433
Bankinter SA (Banks) ............... 316
62,673
CaixaBank SA (Banks) .............. 488
257,659
Iberdrola SA (Electric Utilities) ........ 4,161
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 238
15,331
Sweden — 2.82%
1,283
Alleima AB (Metals & Mining) ........ 11
10,590 Assa Abloy AB, Class - B (Building
Products) .................... 318
90,968
Atlas Copco AB, Class - A (Machinery) .. 1,454
59,272
Atlas Copco AB, Class - B (Machinery) .. 834
56,832
Essity AB, Class - B (Household Products) 1,615
16,551 Holmen AB, B shares (Paper & Forest
Products) .................... 656
11,977 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 170
51,934 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 855
1,541
Spotify Technology SA (Entertainment)(a) 848
111,736 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products)(a) ...... 1,475
32,522
Swedbank AB, Class - A (Banks) ....... 741
152,471 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 2,056
492,259 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 1,778
117,701
Volvo AB, Class - B (Machinery) ...... 3,453
16,264
Switzerland — 8.46%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 7,015
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 315
8,475 Alcon AG (Health Care Equipment &
Supplies) .................... 804
1,838 Baloise Holding AG, Registered Shares
(Insurance) .................. 386
44 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 595
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,461
13,970
Coca-Cola HBC AG (Beverages) ....... 633
16,029
DSM-Firmenich AG (Chemicals) ...... 1,587
387,007
Glencore PLC (Metals & Mining)(b) .... 1,416
5,080 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 1,173
4,844 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 411
4,467 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 2,760
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
8,432 Medacta Group SA (Health Care Equipment
& Supplies) .................. $ 1,205
54,797 Nestle SA, Registered Shares (Food
Products) .................... 5,539
67,717 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 7,522
441 Partners Group Holding AG (Capital
Markets) .................... 628
12,047
Roche Holding AG (Pharmaceuticals) ... 3,966
13,543
Sandoz Group AG (Pharmaceuticals) .... 568
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 699
191,523
UBS Group AG (Capital Markets) ...... 5,884
3,139
Zurich Insurance Group AG (Insurance) .. 2,192
48,759
United Kingdom — 11.19%
38,163
3i Group PLC (Capital Markets) ....... 1,794
5,633
Admiral Group PLC (Insurance) ....... 208
24,674
Anglo American PLC (Metals & Mining) . 691
17,119 Ashtead Group PLC (Trading Companies &
Distributors) ................. 925
53,176
AstraZeneca PLC (Pharmaceuticals) .... 7,806
31,506 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 305
153,808
Aviva PLC (Insurance) .............. 1,108
121,738
BAE Systems PLC (Aerospace & Defense) 2,458
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 308
51,346
British American Tobacco PLC (Tobacco) 2,106
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 492
10,781 Coca-Cola Europacific Partners PLC
(Beverages) .................. 938
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,281
11,758
Diageo PLC (Beverages) ............ 307
36,450
GSK PLC (Pharmaceuticals) .......... 696
176,859
Haleon PLC (Personal Care Products) ... 893
223,327
HSBC Holdings PLC (Banks) ......... 2,531
90,451
Imperial Brands PLC (Tobacco) ....... 3,346
242,896
Informa PLC (Media) ............... 2,435
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 707
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 1,465
114,719
Kingfisher PLC (Specialty Retail) ...... 378
134,325
Legal & General Group PLC (Insurance) . 424
3,123 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 464
24,538
Mondi PLC (Paper & Forest Products) ... 366
114,631
National Grid PLC (Multi-Utilities) ..... 1,495
4,989
Next PLC (Broadline Retail) .......... 719
16,942 Pearson PLC (Diversified Consumer
Services) .................... 268

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
9,818 Reckitt Benckiser Group PLC (Household
Products) .................... $ 664
56,944
RELX PLC (Professional Services) ..... 2,860
66,751
Rio Tinto PLC (Metals & Mining) ...... 4,005
7,432
Severn Trent PLC (Water Utilities)(b) ... 243
290,341
Shell PLC (Oil, Gas & Consumable Fuels) 10,566
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,408
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 305
44,660
SSE PLC (Electric Utilities)(a) ........ 920
85,307
St. James's Place PLC (Capital Markets) . 1,084
33,934
The Sage Group PLC (Software) ....... 533
18,373
The Weir Group PLC (Machinery) ...... 555
55,598
Unilever PLC (Personal Care Products) .. 3,317
10,568
United Utilities Group PLC (Water Utilities) 138
64,512
United States — 0.88%
2,921
CRH PLC (Construction Materials) ..... 256
2,189 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a)(b) ...... 485
8,324
Linde PLC (Chemicals) ............. 3,892
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 418
5,051
Total Common Stocks .............. 503,193
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —
Investment Companies — 11.54%
International Equity Funds — 10.54%
342,015
iShares Core MSCI EAFE ETF ........ 25,874
687,004
Vanguard FTSE Developed Markets ETF . 34,920
60,794
Money Market Funds — 1.00%
5,763,076 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.22%(d) .................... 5,763
5,763
Total Investment Companies ......... 66,557
Security Description
Value
(000)
Total Investments (cost $295,539)
— 98.80% $ 569,750
Other assets in excess of liabilities
— 1.20% 6,913
Net Assets - 100.00% $ 576,663
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025.
The International Equity Portfolio
Monashee
Investment
Management,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ....................................................................................................................................................... — 87.26% 87.26%
Warrant .................................................................................................................................................................... — — — %
Investment Companies ............................................................................................................................................. 10.55% 0.99% 11.54%
Other Assets (Liabilities) ......................................................................................................................................... 0.10% 1.10% 1.20%
Total Net Assets .................................................................................................................................................. 10.65% 89.35% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2025.
Futures Contracts Purchased*
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future ................... 42 6/20/25 $ 5,074 $ (109)
$ 5,074 $ (109)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (109)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (109)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
75
Shares Security Description
Value
(000)
Common Stocks — 42.75%
Australia — 2.04%
43,745
ANZ Group Holdings Ltd. (Banks)(a) ... $ 801
67,360
APA Group (Gas Utilities)(a) ......... 334
8,138 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 329
5,084
ASX Ltd. (Capital Markets) .......... 208
73,428
BHP Group Ltd. (Metals & Mining) ..... 1,781
6,333
BlueScope Steel Ltd. (Metals & Mining) . 85
30,835 Brambles Ltd. (Commercial Services &
Supplies) .................... 389
5,756 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 115
1,416 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 233
36,767 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 450
24,234
Commonwealth Bank of Australia (Banks) 2,304
11,967
Computershare Ltd. (Professional Services) 295
7,830
CSL Ltd. (Biotechnology) ............ 1,232
65,573 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 159
24,416
Fortescue Ltd. (Metals & Mining) ...... 236
29,271
Goodman Group (Industrial REITs) ..... 525
68,477
Insurance Australia Group Ltd. (Insurance) 333
5,226
Macquarie Group Ltd. (Capital Markets) . 650
126,380
Medibank Pvt Ltd. (Insurance) ........ 353
44,987
National Australia Bank Ltd. (Banks) .... 967
19,956 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 230
8,352
Orica Ltd. (Chemicals)(a) ............ 89
49,823
Origin Energy Ltd. (Electric Utilities) ... 330
826
Pro Medicus Ltd. (Health Care Technology) 105
10,656
Qantas Airways Ltd. (Passenger Airlines) . 61
25,396
QBE Insurance Group Ltd. (Insurance) .. 351
6,956 Ramsay Health Care Ltd. (Health Care
Providers & Services)(a) ......... 149
760 REA Group Ltd. (Interactive Media &
Services) .................... 105
3,556 Reece Ltd. (Trading Companies &
Distributors) ................. 35
5,341
Rio Tinto Ltd. (Metals & Mining) ...... 387
53,645 Santos Ltd. (Oil, Gas & Consumable
Fuels)(b) .................... 225
75,260
Scentre Group (Retail REITs)(a) ....... 159
2,931 SGH Ltd. (Trading Companies &
Distributors) ................. 92
12,570 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 204
64,914
South32 Ltd. (Metals & Mining) ....... 131
34,460
Stockland (Diversified REITs) ......... 106
20,302
Suncorp Group Ltd. (Insurance) ....... 246
150,550 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 398
27,546
The GPT Group (Diversified REITs) .... 76
94,001 The Lottery Corp Ltd. (Hotels, Restaurants
& Leisure) ................... 281
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
59,673 Transurban Group (Transportation
Infrastructure)(a) .............. $ 502
22,304
Treasury Wine Estates Ltd. (Beverages) .. 137
55,073
Vicinity Ltd. (Retail REITs)(b) ........ 76
6,325 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 138
16,341
Wesfarmers Ltd. (Broadline Retail) ..... 741
50,218
Westpac Banking Corp. (Banks) ....... 1,000
2,646
WiseTech Global Ltd. (Software)(a) ..... 136
27,355 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 397
26,596 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 494
19,160
Austria — 0.21%
25,619
Erste Group Bank AG (Banks)(b) ...... 1,772
2,381
OMV AG (Oil, Gas & Consumable Fuels) 123
972
Verbund AG (Electric Utilities) ........ 69
1,964
Belgium — 0.25%
2,829
Ageas SA/N.V. (Insurance)(b) ......... 169
12,965 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 796
294
D'ieteren Group (Distributors) ......... 51
1,954
Elia Group SA/N.V. (Electric Utilities)(b) 169
1,972 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 148
3,311
KBC Group N.V. (Banks) ............ 302
17
Lotus Bakeries N.V. (Food Products)(b) .. 151
221
Sofina SA (Financial Services) ........ 57
1,060
Syensqo SA (Chemicals) ............. 72
2,246
UCB SA (Pharmaceuticals) ........... 396
2,311
Canada — 1.13%
2,021 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 100
3,933
AltaGas Ltd. (Gas Utilities) ........... 108
35,824 Autohome, Inc., Class - B (Metals &
Mining) ..................... 1,305
9,459 BCE, Inc. (Diversified Telecommunication
Services) .................... 217
25,215
Brookfield Corp. (Capital Markets) ..... 1,320
19,478 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 1,367
661 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 69
8,496 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 218
2,441 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 119
1,064
CGI, Inc. (IT Services) .............. 106

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,735
Dollarama, Inc. (Broadline Retail) ...... $ 186
3,470 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 69
4,964
Emera, Inc. (Electric Utilities) ......... 209
8,485 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 285
1,967 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 87
95
Fairfax Financial Holdings Ltd. (Insurance) 137
5,500
Fortis, Inc. (Electric Utilities) ......... 251
289
Franco-Nevada Corp. (Metals & Mining) . 45
1,325 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 226
1,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 55
3,831
Great-West Lifeco, Inc. (Insurance) ..... 150
7,437
Hydro One Ltd. (Electric Utilities)(b) .... 250
748
Intact Financial Corp. (Insurance)(b) .... 153
1,999 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 62
2,045 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 287
3,769 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 262
386
National Bank of Canada (Banks) ...... 32
2,650
Power Corp. of Canada (Insurance) ..... 94
9,372 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 236
2,545 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 170
5,254 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 140
352
Royal Bank of Canada (Banks) ........ 40
10,881
Saputo, Inc. (Food Products)(b) ........ 188
11,957
Shopify, Inc., Class - A (IT Services)(a) .. 1,142
1,416
Stantec, Inc. (Construction & Engineering) 117
837
Sun Life Financial, Inc. (Insurance) ..... 48
1,680 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 79
10,447 TELUS Corp. (Diversified
Telecommunication Services) ..... 150
998 The Descartes Systems Group, Inc.
(Software)(a) ................. 100
1,309 Thomson Reuters Corp. (Professional
Services) .................... 226
4,978
TMX Group Ltd. (Capital Markets) ..... 182
10,587
Chile — 0.01%
5,935
Antofagasta PLC (Metals & Mining) .... 129
Shares Security Description
Value
(000)
Common Stocks (continued)
China — 0.02%
109,200 Yangzijiang Shipbuilding Holdings Ltd.
(Machinery) ................. $ 192
Denmark — 1.04%
44 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 75
64 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 111
3,362
Carlsberg A/S, Class - B (Beverages) .... 426
2,960 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 310
15,912
Danske Bank A/S (Banks) ............ 521
1,393 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 47
10,402
DSV A/S (Air Freight & Logistics) ..... 2,012
1,089
Genmab A/S (Biotechnology)(a)(b) ..... 212
65,458 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 4,476
6,461
Novonesis (Novozymes) (Chemicals) ... 376
6,206
Orsted A/S (Electric Utilities)(a)(b) ..... 271
1,180 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 181
148 ROCKWOOL A/S, Class - B (Building
Products) .................... 61
18,004
Tryg A/S (Insurance)(b) ............. 428
14,550 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 201
918
Zealand Pharma A/S (Biotechnology)(a) . 69
9,777
Finland — 0.51%
4,792 Elisa Oyj (Diversified Telecommunication
Services) .................... 234
6,411
Fortum Oyj (Electric Utilities)^ ........ 105
7,161 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 146
5,626
Kone Oyj, Class - B (Machinery) ....... 310
8,946
Metso Oyj (Machinery)(b) ........... 93
5,826
Neste Oyj (Oil, Gas & Consumable Fuels)^ 54
76,315
Nokia Oyj (Communications Equipment) . 402
45,491
Nordea Bank Abp (Banks) ........... 582
3,551
Orion Oyj, Class - B (Pharmaceuticals) .. 211
228,531
Sampo Oyj, A Shares (Insurance) ...... 2,190
8,380 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 79
7,666 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 206
7,229
Wartsila Oyj Abp (Machinery) ......... 129
4,741
France — 4.76%
2,804
Accor SA (Hotels, Restaurants & Leisure) 128
1,381 Aeroports de Paris SA (Transportation
Infrastructure) ................ 141
8,834
Air Liquide SA (Chemicals) .......... 1,678

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
8,603
Airbus SE (Aerospace & Defense) ...... $ 1,515
4,987
Alstom SA (Machinery)(a) ........... 110
966
Amundi SA (Capital Markets) ......... 76
818
Arkema SA (Chemicals) ............. 63
25,912
AXA SA (Insurance) ............... 1,107
2,113 BioMerieux (Health Care Equipment &
Supplies) .................... 261
14,676
BNP Paribas SA (Banks) ............. 1,226
36,109
Bollore SE (Entertainment) ........... 212
8,615
Bouygues SA (Construction & Engineering) 340
8,762
Bureau Veritas SA (Professional Services) 266
2,219
Capgemini SE (IT Services) .......... 333
28,226 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 404
21,611
Cie de Saint-Gobain SA (Building Products) 2,153
9,660 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 339
878
Covivio SA (Office REITs)(a) ......... 49
15,386
Credit Agricole SA (Banks) ........... 280
13,116
Danone SA (Food Products) .......... 1,003
1,566 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 516
9,619
Dassault Systemes SE (Software) ...... 366
10,018
Edenred SE (Financial Services) ....... 326
1,587
Eiffage SA (Construction & Engineering)(b) 185
38,854
Engie SA (Multi-Utilities) ............ 757
9,335 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 2,690
658
Eurazeo SE (Financial Services) ....... 49
5,767 FDJ UNITED (Hotels, Restaurants &
Leisure) .................... 181
1,140
Gecina SA (Office REITs)(b) .......... 107
20,062
Getlink SE (Transportation Infrastructure) 346
456 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 1,200
2,710
Ipsen SA (Pharmaceuticals) ........... 312
1,071 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 223
5,537
Klepierre SA (Retail REITs) .......... 185
3,780
Legrand SA (Electrical Equipment) ..... 400
7,780
L'Oreal SA (Personal Care Products) .... 2,891
6,081 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 3,765
57,296 Orange SA (Diversified Telecommunication
Services)(b) .................. 742
3,683
Pernod Ricard SA (Beverages) ........ 364
3,290
Publicis Groupe SA (Media) .......... 310
2,770
Renault SA (Automobiles) ........... 140
3,221 Rexel SA (Trading Companies &
Distributors) ................. 87
11,107
Safran SA (Aerospace & Defense) ...... 2,924
33,385
Sanofi SA (Pharmaceuticals) .......... 3,696
422 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 84
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
13,847 Schneider Electric SE (Electrical
Equipment)(b) ................ $ 3,196
10,386
Societe Generale SA (Banks) ......... 469
4,341
Sodexo SA (Hotels, Restaurants & Leisure) 279
1,948
Teleperformance SE (Professional Services) 196
3,011
Thales SA (Aerospace & Defense) ...... 800
58,704 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 3,782
1,753
Unibail-Rodamco-Westfield (Retail REITs) 148
10,338
Veolia Environnement SA (Multi-Utilities) 356
7,419
Vinci SA (Construction & Engineering) .. 935
44,691
Germany — 4.04%
8,276 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 1,952
5,776
Allianz SE, Registered Shares (Insurance) 2,210
12,853
BASF SE (Chemicals) .............. 644
18,425 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 442
4,143 Bayerische Motoren Werke AG
(Automobiles) ................ 334
851 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 64
3,669
Beiersdorf AG (Personal Care Products) .. 474
1,761 Brenntag SE (Trading Companies &
Distributors) ................. 114
13,957
Commerzbank AG (Banks) ........... 319
1,579
Continental AG (Automobile Components) 111
2,676
Covestro AG (Chemicals)(a) .......... 170
891 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 89
6,846
Daimler Truck Holding AG (Machinery) . 277
2,936 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 70
26,684 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 636
9,766
Deutsche Boerse AG (Capital Markets) .. 2,881
9,437 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 69
13,849
Deutsche Post AG (Air Freight & Logistics) 595
100,540 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 3,712
3,016 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 151
49,321
E.ON SE (Multi-Utilities) ............ 744
4,031
Evonik Industries AG (Chemicals) ...... 87
7,600 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 378
10,752 Fresenius SE & Co. KGaA (Health Care
Providers & Services)(a) ......... 459
4,112
GEA Group AG (Machinery) ......... 250
1,603
Hannover Rueck SE (Insurance) ....... 478
1,963 Heidelberg Materials AG (Construction
Materials) ................... 338

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
1,457 Henkel AG & Co. KGaA (Household
Products) .................... $ 105
5,594 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 445
57,884 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 1,929
1,039
Knorr-Bremse AG (Machinery) ........ 95
1,179 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 83
10,414
Mercedes-Benz Group AG (Automobiles) 615
2,876
Merck KGaA (Pharmaceuticals) ....... 396
940 MTU Aero Engines AG (Aerospace &
Defense) .................... 327
2,163 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R
(Insurance) .................. 1,366
824
Nemetschek SE (Software) ........... 96
2,186 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 82
1,408 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 34
132
Rational AG (Machinery) ............ 110
953
Rheinmetall AG (Aerospace & Defense) . 1,364
16,797 RWE AG (Independent Power and
Renewable Electricity Producers) .. 600
20,559
SAP SE (Software) ................. 5,508
378 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 88
2,816
Scout24 SE (Interactive Media & Services) 295
17,519 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 4,046
9,216 Siemens Energy AG (Electrical
Equipment)(a)(b) .............. 546
6,128 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... 331
4,262
Symrise AG (Chemicals)(b) .......... 442
2,639
Talanx AG (Insurance) .............. 278
2,972 Volkswagen AG, Preference Shares
(Automobiles) ................ 303
10,679 Vonovia SE (Real Estate Management &
Development)(a) .............. 287
3,446
Zalando SE (Specialty Retail)(a) ....... 120
37,939
Hong Kong — 0.81%
373,518
AIA Group Ltd. (Insurance) .......... 2,828
62,195
BOC Hong Kong Holdings Ltd. (Banks) . 252
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent
Power and Renewable Electricity
Producers)(a)(c) ............... —
27,200 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 110
38,410 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 217
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
23,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... $ 138
33,219
CLP Holdings Ltd. (Electric Utilities) ... 270
873 Futu Holdings Ltd., ADR (Capital
Markets)(b) .................. 89
31,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 121
10,639
Hang Seng Bank Ltd. (Banks) ......... 145
22,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 66
148,550 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 198
246,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 212
17,500 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 778
31,740 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 137
4,700 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 198
37,206
Link REIT (Retail REITs)(a) .......... 174
35,500
MTR Corp. Ltd. (Ground Transportation) . 116
36,868 Power Assets Holdings Ltd. (Electric
Utilities) .................... 221
38,272
Prudential PLC (Insurance)(a) ......... 413
107,328 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 107
21,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 57
20,860 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 199
8,430 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 74
20,000
Techtronic Industries Co. Ltd. (Machinery) 240
16,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 38
118,856
WH Group Ltd. (Food Products) ....... 109
23,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 56
7,563
Ireland (Republic of) — 0.53%
2,806 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 287
14,983 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 1,531
30,286
AIB Group PLC (Banks) ............ 196
14,516
Bank of Ireland Group PLC (Banks) .... 171
1,539
DCC PLC (Industrial Conglomerates)(b) . 103
14,305
Experian PLC (Professional Services) ... 663
6,188 James Hardie Industries PLC (Construction
Materials)^(a) ................ 148
2,153 Kerry Group PLC, Class - A (Food
Products)(b) ................. 225
2,228
Kingspan Group PLC (Building Products) 180

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
33,956 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... $ 1,439
4,943
Israel — 0.73%
1,350 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 91
20,504
Bank Hapoalim BM (Banks) .......... 278
21,642
Bank Leumi Le-Israel BM (Banks) ..... 292
8,652 Check Point Software Technologies Ltd.
(Software)(a) ................. 1,972
690
CyberArk Software Ltd. (Software)(a) ... 233
750
Elbit Systems Ltd. (Aerospace & Defense) 288
1,576
Global-e Online Ltd. (Broadline Retail)(a) 56
26,273
ICL Group Ltd. (Chemicals) .......... 149
1
Isracard Ltd. (Consumer Finance) ...... —
17,704
Israel Discount Bank Ltd., Class - A (Banks) 124
2,228
Mizrahi Tefahot Bank Ltd. (Banks) ..... 100
537
Monday.com Ltd. (Software)(a) ........ 131
1,142
Nice Ltd. (Software)(a) .............. 177
422 Nova, Ltd. (Semiconductors &
Semiconductor Equipment)(a) ..... 78
91,080 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(a) ........... 1,404
16,613 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 255
7,550
Wix.com Ltd. (IT Services)(a) ......... 1,234
6,862
Italy — 1.40%
4,060 Amplifon SpA (Health Care Providers &
Services) .................... 82
18,577
Banco BPM SpA (Banks) ............ 189
14,361
BPER Banca S.p.A. (Banks) .......... 113
28,299 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 166
1,533 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 152
117,432
Enel SpA (Electric Utilities)(b) ........ 952
36,302
Eni SpA (Oil, Gas & Consumable Fuels) . 561
1,818
Ferrari N.V. (Automobiles) ........... 776
3,064
Ferrari N.V., ADR (Automobiles) ...... 1,311
9,204
FinecoBank Banca Fineco SpA (Banks) .. 182
14,578
Generali (Insurance) ................ 512
19,956 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 211
543,036
Intesa Sanpaolo SpA (Banks)(b) ....... 2,798
10,680
Leonardo SpA (Aerospace & Defense) ... 520
7,267 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 136
3,491 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 215
6,690
Nexi SpA (Financial Services)(a) ....... 36
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
6,699
Poste Italiane SpA (Insurance) ......... $ 120
4,056
Prysmian SpA (Electrical Equipment) ... 223
3,208 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 182
64,150
Snam SpA (Gas Utilities) ............ 333
130,426 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 44
44,026 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 398
50,645
UniCredit SpA (Banks) .............. 2,843
5,202
Unipol Assicurazioni SpA (Insurance) ... 83
13,138
Japan — 7.21%
11,200 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 499
16,100 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 404
3,065
AGC, Inc. (Building Products) ........ 93
7,600
Aisin Corp. (Automobile Components) .. 83
19,200
Ajinomoto Co., Inc. (Food Products) .... 380
10,100 ANA Holdings, Inc. (Passenger
Airlines)^(b) ................. 186
28,900
Asahi Group Holdings Ltd. (Beverages)(b) 369
29,710
Asahi Kasei Corp. (Chemicals) ........ 208
9,300 Asics Corp. (Textiles, Apparel & Luxury
Goods) ..................... 197
41,790
Astellas Pharma, Inc. (Pharmaceuticals) .. 407
11,100 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 372
8,260 Bridgestone Corp. (Automobile
Components) ................. 332
15,547 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 485
4,900
Capcom Co. Ltd. (Entertainment) ...... 121
17,700 Central Japan Railway Co. (Ground
Transportation) ............... 338
20,700 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 224
11,100 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 509
15,000
Concordia Financial Group Ltd. (Banks) . 100
10,478 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 149
4,600
Daifuku Co. Ltd. (Machinery) ......... 113
52,000
Dai-ichi Life Holdings, Inc. (Insurance) .. 397
25,200 Daiichi Sankyo Co. Ltd.
(Pharmaceuticals)(b) ........... 600
3,900
Daikin Industries Ltd. (Building Products) 423
2,647 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 271
10,030 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 332
19,100 Daiwa Securities Group, Inc. (Capital
Markets) .................... 129
27,200
Denso Corp. (Automobile Components) .. 338

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,570
Dentsu Group, Inc. (Media) .......... $ 145
1,300 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 266
21,300 East Japan Railway Co. (Ground
Transportation) ............... 420
7,700
Eisai Co. Ltd. (Pharmaceuticals) ....... 214
39,278 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 207
13,600
FANUC Corp. (Machinery) ........... 371
2,800
Fast Retailing Co. Ltd. (Specialty Retail) . 834
2,100
Fuji Electric Co. Ltd. (Electrical Equipment) 90
16,130 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 309
3,600
Fujikura Ltd. (Electrical Equipment) .... 133
25,300
Fujitsu Ltd. (IT Services)(b) .......... 504
8,300 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 223
300 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 77
120,700
Hitachi Ltd. (Industrial Conglomerates) .. 2,834
64,662
Honda Motor Co. Ltd. (Automobiles)^ ... 585
3,700
Hoshizaki Corp. (Machinery) ......... 143
5,100 Hoya Corp. (Health Care Equipment &
Supplies) .................... 576
17,600 Hulic Co. Ltd. (Real Estate Management &
Development) ................ 169
20,495 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 145
13,200
Inpex Corp. (Oil, Gas & Consumable Fuels) 183
8,070
Isuzu Motors Ltd. (Automobiles) ....... 110
17,158 ITOCHU Corp. (Trading Companies &
Distributors) ................. 797
8,300 Japan Airlines Co. Ltd. (Passenger
Airlines)(b) .................. 142
14,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 146
34,200
Japan Post Bank Co. Ltd. (Banks)(b) .... 347
30,360
Japan Post Holdings Co. Ltd. (Insurance)(b) 304
4,900
Japan Post Insurance Co. Ltd. (Insurance)(b) 100
262 Japan Real Estate Investment Corp. (Office
REITs) ..................... 188
20,727
Japan Tobacco, Inc. (Tobacco) ......... 570
11,800
JFE Holdings, Inc. (Metals & Mining)^(b) 145
5,700
Kajima Corp. (Construction & Engineering) 117
10,600
Kao Corp. (Personal Care Products) ..... 459
5,300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation)^ ............... 72
54,600 KDDI Corp. (Wireless Telecommunication
Services) .................... 863
2,800 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 1,101
9,600
Kikkoman Corp. (Food Products) ...... 93
24,010
Kirin Holdings Co. Ltd. (Beverages) .... 333
11,500 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 268
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
12,990
Komatsu Ltd. (Machinery) ........... $ 380
1,900
Konami Group Corp. (Entertainment) ... 224
14,000
Kubota Corp. (Machinery) ........... 173
18,380 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 208
11,700
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 171
1,200 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 103
68,100
LY Corp. (Interactive Media & Services) . 231
6,900
M3, Inc. (Health Care Technology)^ .... 79
3,400
Makita Corp. (Machinery) ........... 113
20,271 Marubeni Corp. (Trading Companies &
Distributors) ................. 325
11,900 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail)^ .... 186
5,000 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 191
13,800
MEIJI Holdings Co. Ltd. (Food Products) 299
5,100
MINEBEA MITSUMI, Inc. (Machinery) . 75
19,410 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 96
49,720 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 878
27,790 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 513
16,900 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 276
18,300 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 124
46,670 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 802
281,782 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 3,842
36,332 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 685
38,900 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 348
6,500 Mitsui OSK Lines Ltd. (Marine
Transportation)^ ............... 226
34,752
Mizuho Financial Group, Inc. (Banks) ... 954
12,200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 228
18,600 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 405
24,000 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 370
18,150
NEC Corp. (IT Services) ............. 387
5,300
Nexon Co. Ltd. (Entertainment) ....... 73
12,000
NIDEC Corp. (Electrical Equipment) .... 201
15,900
Nintendo Co. Ltd. (Entertainment) ...... 1,081
338
Nippon Building Fund, Inc. (Office REITs) 287
19,200 Nippon Paint Holdings Co. Ltd.
(Chemicals)(b) ................ 144
2,500
Nippon Sanso Holdings Corp. (Chemicals) 76
16,400
Nippon Steel Corp. (Metals & Mining)^(b) 351

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
600,400 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... $ 580
7,800
Nippon Yusen KK (Marine Transportation)^ 258
32,100
Nissan Motor Co. Ltd. (Automobiles) ... 82
12,000 Nissin Foods Holdings Co. Ltd. (Food
Products)^(b) ................. 245
3,000
Nitori Holdings Co. Ltd. (Specialty Retail) 294
10,100
Nitto Denko Corp. (Chemicals) ........ 187
43,200
Nomura Holdings, Inc. (Capital Markets) . 266
7,720 Nomura Research Institute Ltd. (IT
Services) .................... 251
9,000
NTT Data Group Corp. (IT Services) .... 163
9,300 Obayashi Corp. (Construction &
Engineering) ................. 124
10,500
Obic Co. Ltd. (IT Services) ........... 303
16,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 211
2,700 Omron Corp. (Electronic Equipment,
Instruments & Components)^ ..... 76
24,200 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals)^ ............. 260
2,300
Oracle Corp. Japan (Software) ......... 242
20,100 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 396
16,500
ORIX Corp. (Financial Services) ....... 345
11,745
Osaka Gas Co. Ltd. (Gas Utilities) ...... 266
9,600
Otsuka Corp. (IT Services) ........... 208
8,700
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 453
6,500 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 179
33,600 Panasonic Holdings Corp. (Household
Durables) ................... 401
21,600
Rakuten Group, Inc. (Broadline Retail)(a)(b) 124
20,200 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,047
24,700 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 331
30,085
Resona Holdings, Inc. (Banks) ........ 263
7,600 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals)^ ......... 80
3,900
SBI Holdings, Inc. (Capital Markets) .... 105
1,300 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment)^ ................. 85
4,500
SCSK Corp. (IT Services) ............ 111
9,700 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 330
4,569 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals)^ ......... 73
7,900 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 135
9,625
Sekisui House Ltd. (Household Durables) 215
40,090 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 581
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
22,200 SG Holdings Co. Ltd. (Air Freight &
Logistics)^ .................. $ 221
5,100 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 127
1,600
Shimano, Inc. (Leisure Products) ....... 225
25,725
Shin-Etsu Chemical Co. Ltd. (Chemicals) 734
18,100
Shionogi & Co. Ltd. (Pharmaceuticals) .. 273
11,700
Shiseido Co. Ltd. (Personal Care Products) 222
5,400
Shizuoka Financial Group, Inc. (Banks) .. 59
800
SMC Corp. (Machinery) ............. 286
542,440 SoftBank Corp. (Wireless
Telecommunication Services) ..... 757
13,800 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 706
12,880
Sompo Holdings, Inc. (Insurance) ...... 392
151,100
Sony Group Corp. (Household Durables) . 3,824
8,454
Subaru Corp. (Automobiles) .......... 151
15,640 Sumitomo Corp. (Trading Companies &
Distributors) ................. 357
10,320 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 172
3,900 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 85
53,709 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,381
9,300
Sumitomo Mitsui Trust Group, Inc. (Banks) 234
4,400 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development)^ ............... 165
6,300
Suntory Beverage & Food Ltd. (Beverages) 208
22,600
Suzuki Motor Corp. (Automobiles) ..... 277
7,200 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 137
7,000
T&D Holdings, Inc. (Insurance) ....... 150
2,550
Taisei Corp. (Construction & Engineering) 114
28,445 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 843
28,000 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 293
19,200 Terumo Corp. (Health Care Equipment &
Supplies)(b) .................. 361
9,000
The Chiba Bank Ltd. (Banks) ......... 85
20,310 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 241
7,100
TIS, Inc. (IT Services)^ ............. 197
4,900
Toho Co. Ltd. (Entertainment) ......... 244
25,620
Tokio Marine Holdings, Inc. (Insurance) . 997
6,480 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 889
9,700
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 309
4,100 Tokyo Metro Co., Ltd. (Ground
Transportation) ............... 50
19,700
Tokyu Corp. (Ground Transportation) ... 222
3,500 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 96
19,900
Toray Industries, Inc. (Chemicals) ...... 136

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
4,100
TOTO Ltd. (Building Products) ........ $ 107
2,400
Toyota Industries Corp. (Machinery) .... 205
137,500
Toyota Motor Corp. (Automobiles) ..... 2,431
9,100 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 153
3,200
Trend Micro, Inc. (Software) .......... 216
39,100
Unicharm Corp. (Household Products) ... 312
12,400 West Japan Railway Co. (Ground
Transportation)^(b) ............ 242
13,600
Yakult Honsha Co. Ltd. (Food Products) . 259
13,200
Yamaha Motor Co. Ltd. (Automobiles) .. 106
3,200
Yaskawa Electric Corp. (Machinery) .... 80
3,500 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 68
3,800 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 205
18,900
ZOZO, Inc. (Specialty Retail)(b) ....... 181
67,802
Luxembourg — 0.07%
6,766
ArcelorMittal SA (Metals & Mining) .... 195
3,020 CVC Capital Partners PLC (Capital
Markets)(a) .................. 60
4,148 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 221
8,421
Tenaris SA (Energy Equipment & Services) 165
641
Macau — 0.01%
34,660 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 70
Netherlands — 2.06%
8,922
ABN AMRO Bank N.V., Class CV (Banks) 188
1,118
Adyen N.V. (Financial Services)(a)(b) ... 1,714
18,918
Aegon Ltd. (Insurance) .............. 124
2,448
Akzo Nobel N.V. (Chemicals) ......... 151
3,275
Argenx SE (Biotechnology)(a) ........ 1,932
675 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 308
7,757 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 5,133
4,387
ASR Nederland N.V. (Insurance) ....... 252
1,169 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 122
3,043
Euronext N.V. (Capital Markets) ....... 442
2,273
EXOR N.V. (Financial Services) ....... 206
8,337
Ferrovial SE (Construction & Engineering) 373
4,040
Heineken Holding N.V. (Beverages) .... 292
25,092
Heineken N.V. (Beverages) ........... 2,046
850 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 113
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
45,339
ING Groep N.V. (Banks) ............. $ 888
16,666
JDE Peet's N.V. (Food Products) ....... 364
20,979 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 784
138,099 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 585
11,508 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 293
5,126
NN Group N.V. (Insurance) ........... 285
19,699
Prosus N.V. (Broadline Retail)(a)(b) .... 915
9,671 Qiagen NV (Life Sciences Tools &
Services)(a) .................. 384
1,684
Randstad N.V. (Professional Services) ... 70
29,240
Stellantis N.V. (Automobiles) ......... 328
11,852 Universal Music Group N.V.
(Entertainment) ............... 327
4,533
Wolters Kluwer N.V. (Professional Services) 706
19,325
New Zealand — 0.07%
23,940 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 111
11,190
Contact Energy Ltd. (Electric Utilities) .. 58
8,462 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 161
14,441
Infratil Ltd. (Industrial Conglomerates) .. 85
17,810 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 57
2,079
Xero Ltd. (Software)(a) ............. 203
675
Norway — 0.20%
4,528 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 107
14,414
DNB Bank ASA (Banks) ............ 379
12,055 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 319
5,458
Gjensidige Forsikring ASA (Insurance) .. 126
1,265 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 186
6,633
Mowi ASA (Food Products)(b) ........ 123
20,108
Norsk Hydro ASA (Metals & Mining) ... 116
18,400
Orkla ASA (Food Products) .......... 202
935
Salmar ASA (Food Products) ......... 45
14,038 Telenor ASA (Diversified
Telecommunication Services) ..... 201
2,540
Yara International ASA (Chemicals) .... 77
1,881
Poland — 0.01%
3,542
InPost SA (Air Freight & Logistics)(a) ... 52
Portugal — 0.04%
45,396
EDP SA (Electric Utilities) ........... 153

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Portugal (continued)
6,012 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... $ 105
4,095 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 87
345
Singapore — 0.66%
85,838 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 170
113,021 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 176
36,800 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 74
28,604
DBS Group Holdings Ltd. (Banks) ..... 983
340,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 189
33,092 Grab Holdings Ltd. (Ground
Transportation)(a) ............. 150
20,700
Keppel Ltd. (Industrial Conglomerates) .. 106
48,637 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 623
16,487
Sea Ltd., ADR (Entertainment)(a) ...... 2,151
12,600
Sembcorp Industries Ltd. (Multi-Utilities) 59
21,200 Singapore Airlines Ltd. (Passenger
Airlines)(b) .................. 107
24,900
Singapore Exchange Ltd. (Capital Markets) 247
48,900 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 246
138,840 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 352
18,500
United Overseas Bank Ltd. (Banks) ..... 522
30,200
Wilmar International Ltd. (Food Products) 75
6,230
South Korea — 0.16%
1,545 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals) .................. 1,522
Spain — 1.25%
388
Acciona SA (Electric Utilities) ........ 51
4,495 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 257
1,084 Aena SME SA (Transportation
Infrastructure) ................ 254
27,100 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 2,075
83,110 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,134
78,415
Banco de Sabadell SA (Banks) ........ 220
220,385
Banco Santander SA (Banks)(b) ....... 1,485
56,873
CaixaBank SA (Banks) .............. 443
8,920 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 317
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
4,906 EDP Renovaveis SA (Independent
Power and Renewable Electricity
Producers)(a) ................. $ 41
10,786
Endesa SA (Electric Utilities) ......... 286
4,021
Grifols SA (Biotechnology)(a) ......... 36
97,091
Iberdrola SA (Electric Utilities) ........ 1,568
42,535 Industria de Diseno Textil SA (Specialty
Retail) ...................... 2,118
21,840
Redeia Corp. SA (Electric Utilities) ..... 438
33,541
Repsol SA (Oil, Gas & Consumable Fuels) 445
113,527 Telefonica SA (Diversified
Telecommunication Services) ..... 535
11,703
Sweden — 1.32%
3,742 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 110
4,155
Alfa Laval AB (Machinery) .......... 178
63,918 Assa Abloy AB, Class - B (Building
Products) .................... 1,920
39,566
Atlas Copco AB, Class - A (Machinery) .. 632
22,547
Atlas Copco AB, Class - B (Machinery) .. 317
5,528 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 78
3,921
Boliden AB (Metals & Mining) ........ 129
9,503
Epiroc AB, Class - A (Machinery) ...... 191
5,618
Epiroc AB, Class - B (Machinery) ...... 99
5,357
EQT AB (Capital Markets) ........... 163
14,736
Essity AB, Class - B (Household Products) 419
2,289 Evolution AB (Hotels, Restaurants &
Leisure) .................... 171
10,408 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 65
3,106 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 67
8,094 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 107
29,912 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 320
4,269 Holmen AB, B shares (Paper & Forest
Products) .................... 169
1,693 Industrivarden AB, Class - A (Financial
Services)(b) .................. 62
2,230 Industrivarden AB, Class - C (Financial
Services) .................... 82
3,932
Indutrade AB (Machinery) ........... 109
2,329 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 63
26,104
Investor AB, Class - B (Financial Services) 779
2,040 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 102
3,338 Lifco AB, Class - B (Industrial
Conglomerates) ............... 118
21,729 Nibe Industrier AB, Class - B (Building
Products) .................... 83

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
10,924
Saab AB, Class - B (Aerospace & Defense) $ 430
3,179 Sagax AB, Class - B (Real Estate
Management & Development) ..... 67
15,372
Sandvik AB (Machinery) ............ 323
10,649 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 151
27,807 Skandinaviska Enskilda Banken AB, Class -
A (Banks)^ .................. 458
4,864 Skanska AB, Class - B (Construction &
Engineering)(a) ............... 107
4,906
SKF AB, B shares (Machinery) ........ 99
2,385
Spotify Technology SA (Entertainment)(a) 1,312
15,447 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products)(a) ...... 204
31,857 Svenska Handelsbanken AB, Class - A
(Banks)^ .................... 360
15,892
Swedbank AB, Class - A (Banks)^ ...... 362
7,244 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 208
20,025 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 270
50,933 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 397
81,026 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 293
3,710
Trelleborg AB, Class - B (Machinery) ... 138
22,908
Volvo AB, Class - B (Machinery)^ ...... 672
12,384
Switzerland — 4.55%
22,756 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,174
24,353 Alcon AG (Health Care Equipment &
Supplies) .................... 2,311
1,228
Avolta AG (Specialty Retail)(b) ........ 54
1,995 Baloise Holding AG, Registered Shares
(Insurance) .................. 419
4,111 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 449
348 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 461
2,265
BKW AG (Electric Utilities) .......... 396
5 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 656
13 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 176
15,525 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 2,711
6,876
Coca-Cola HBC AG (Beverages) ....... 311
4,745
DSM-Firmenich AG (Chemicals) ...... 470
97
EMS-Chemie Holding AG (Chemicals) .. 66
1,360
Galderma Group AG (Pharmaceuticals)(a) 144
478 Geberit AG, Registered Shares (Building
Products) .................... 300
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
151 Givaudan SA, Registered Shares
(Chemicals) .................. $ 648
149,432
Glencore PLC (Metals & Mining)(b) .... 547
1,546 Helvetia Holding AG, Registered Shares
(Insurance) .................. 321
7,487
Holcim AG (Construction Materials)(b) .. 806
2,961
Julius Baer Group Ltd. (Capital Markets) . 205
1,129 Kuehne + Nagel International AG, Class R
(Marine Transportation) ......... 261
2,178 Logitech International SA, Class R
(Technology Hardware, Storage &
Peripherals) .................. 185
3,420 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 2,113
56,497 Nestle SA, Registered Shares (Food
Products) .................... 5,711
45,238 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 5,026
28,970 On Holding AG, Class - A (Textiles, Apparel
& Luxury Goods)(a) ............ 1,272
327 Partners Group Holding AG (Capital
Markets) .................... 465
10,687
Roche Holding AG (Pharmaceuticals) ... 3,518
4,863 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 1,688
12,515
Sandoz Group AG (Pharmaceuticals) .... 525
713 Schindler Holding AG, Class - PC
(Machinery) ................. 224
332 Schindler Holding AG, Registered Shares
(Machinery) ................. 101
4,068 SGS SA, Registered Shares (Professional
Services)(a) .................. 405
7,056
SIG Group AG (Containers & Packaging)(b) 131
8,001
Sika AG, Registered Shares (Chemicals)(b) 1,949
731 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 213
9,776 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 214
1,609 Straumann Holding AG, R Shares (Health
Care Equipment & Supplies) ...... 195
411
Swiss Life Holding AG (Insurance) ..... 375
4,134 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 507
5,160
Swiss Re AG (Insurance) ............ 878
1,103 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 636
887
Temenos AG, Registered Shares (Software) 69
413 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 71
47,392
UBS Group AG (Capital Markets) ...... 1,456
387
VAT Group AG (Machinery) .......... 140
2,490
Zurich Insurance Group AG (Insurance) .. 1,739
42,692

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan — 0.13%
7,619 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... $ 1,265
United Kingdom — 7.04%
14,033
3i Group PLC (Capital Markets) ....... 660
7,105
Admiral Group PLC (Insurance) ....... 262
18,308
Anglo American PLC (Metals & Mining) . 513
6,421 Ashtead Group PLC (Trading Companies &
Distributors) ................. 347
4,698 Associated British Foods PLC (Food
Products) .................... 116
33,393
AstraZeneca PLC (Pharmaceuticals)(b) .. 4,903
18,949 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 183
38,688
Aviva PLC (Insurance) .............. 279
154,531
BAE Systems PLC (Aerospace & Defense) 3,120
605,190
Barclays PLC (Banks)(b) ............ 2,275
21,217 Barratt Redrow PLC (Household
Durables)(b) ................. 117
538 Berkeley Group Holdings PLC (Household
Durables) ................... 25
497,269
BP PLC (Oil, Gas & Consumable Fuels) . 2,790
33,587
British American Tobacco PLC (Tobacco) 1,378
153,930 BT Group PLC (Diversified
Telecommunication Services) ..... 330
10,278 Bunzl PLC (Trading Companies &
Distributors) ................. 395
148,621
Centrica PLC (Multi-Utilities)(b) ....... 288
4,473 Coca-Cola Europacific Partners PLC
(Beverages) .................. 389
72,850 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,409
1,907
Croda International PLC (Chemicals)(b) . 72
92,641
Diageo PLC (Beverages) ............ 2,420
11,437
Endeavour Mining PLC (Metals & Mining) 270
8,744 Entain PLC (Hotels, Restaurants &
Leisure)(b) .................. 66
72,259
GSK PLC (Pharmaceuticals) .......... 1,381
197,964
Haleon PLC (Personal Care Products) ... 1,000
5,686 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 191
5,900 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 149
258,461
HSBC Holdings PLC (Banks) ......... 2,929
17,351
Imperial Brands PLC (Tobacco) ....... 642
19,029
Informa PLC (Media) ............... 191
2,284 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 246
3,739
Intertek Group PLC (Professional Services) 243
85,233 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 260
40,759
JD Sports Fashion PLC (Specialty Retail) 36
25,962
Kingfisher PLC (Specialty Retail) ...... 86
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
10,089 Land Securities Group PLC (Diversified
REITs) ..................... $ 72
84,969
Legal & General Group PLC (Insurance) . 268
139,342 Liberty Global Ltd., Class - A (Diversified
Telecommunication Services)(a) ... 1,604
2,811,971
Lloyds Banking Group PLC (Banks) .... 2,637
19,594 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 2,910
32,774
M&G PLC (Financial Services) ........ 84
37,381 Marks & Spencer Group PLC (Consumer
Staples Distribution & Retail) ..... 173
18,497 Melrose Industries PLC (Aerospace &
Defense) .................... 114
6,343
Mondi PLC (Paper & Forest Products) ... 95
93,732
National Grid PLC (Multi-Utilities) ..... 1,222
385,268
NatWest Group PLC (Banks)(b) ....... 2,274
1,679
Next PLC (Broadline Retail) .......... 242
23,835 Pearson PLC (Diversified Consumer
Services) .................... 377
50,000
Petershill Partners PLC (Capital Markets) 154
10,164
Phoenix Group Holdings PLC (Insurance) 75
14,369 Reckitt Benckiser Group PLC (Household
Products) .................... 971
61,270
RELX PLC (Professional Services) ..... 3,077
49,295 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 224
40,562
Rio Tinto PLC (Metals & Mining) ...... 2,434
123,302 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 1,198
12,364
Schroders PLC (Capital Markets) ...... 56
23,371
Segro PLC (Industrial REITs) ......... 209
13,152
Severn Trent PLC (Water Utilities)(b) ... 430
134,039
Shell PLC (Oil, Gas & Consumable Fuels) 4,878
22,781 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 320
4,925 Smiths Group PLC (Industrial
Conglomerates) ............... 124
1,061
Spirax Group PLC (Machinery) ........ 86
25,238
SSE PLC (Electric Utilities)(a) ........ 520
30,143
Standard Chartered PLC (Banks) ....... 447
143,572 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 618
121,670
The Sage Group PLC (Software) ....... 1,910
69,591
Unilever PLC (Personal Care Products) .. 4,152
31,968
United Utilities Group PLC (Water Utilities) 417
469,507 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 441
2,547 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 81
9,577
Wise PLC, Class - A (Financial Services)(a) 118
15,529
WPP PLC (Media) ................. 118
66,091
United States — 0.49%
1,507
Blackstone, Inc. (Capital Markets) ...... 211

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
60,587
Coupang, Inc. (Broadline Retail)(a) ..... $ 1,329
13,989
CRH PLC (Construction Materials) ..... 1,231
5,246 Flutter Entertainment PLC, Class - DI
(Hotels, Restaurants & Leisure)(a) .. 1,162
1,891
KKR & Co., Inc. (Capital Markets) ..... 219
1,901 RB Global, Inc. (Commercial Services &
Supplies) .................... 191
5,592
The Carlyle Group, Inc. (Capital Markets) 244
4,587
Total Common Stocks .............. 401,262
Contingent Right — 0.00%
Belgium — 0.00%
1,954
Elia Group SA/N.V. (Electric Utilities)(a) . 10
Total Contingent Right ............. 10
Investment Companies — 55.13%
International Equity Funds — 50.62%
238,215
Aberforth Smaller Companies Trust PLC . 4,045
646,982 Abrdn UK Smaller Companies Growth Trust
PLC ....................... 3,898
2,001,160
Apax Global Alpha Ltd. ............. 3,038
688,080
Argo Investments Ltd. .............. 3,737
818,000 Australian Foundation Investment Co. Ltd.
Fund^ ...................... 3,707
1,614,892
AVI Japan Opportunity Trust PLC Fund .. 3,295
4,743,931
Baillie Gifford European Growth Trust PLC 5,638
2,868,319
Baillie Gifford Shin Nippon PLC ....... 4,053
1,764,917
Baillie Gifford UK Growth Trust PLC ... 4,088
1,297,200
Baillie Gifford US Growth Trust PLC ... 3,713
680,909 BlackRock Enhanced International Dividend
Trust ....................... 3,820
577,962 BlackRock Greater Europe Investment Trust
PLC ....................... 4,028
185,215 BlackRock Resources & Commodities
Strategy Trust ................ 1,728
76,678
BlackRock Smaller Companies Trust PLC 1,217
60,992
CT Private Equity Trust PLC .......... 362
4,133,501
European Assets Trust PLC Fund ....... 4,330
446,415
European Opportunities Trust PLC^ ..... 4,842
271,955
Fidelity Emerging Markets Ltd. ........ 2,505
1,315,516
Fidelity European Trust PLC .......... 6,512
2,524,195
Fidelity Japan Trust PLC ............ 5,447
1,043,979
Fidelity Special Values PLC .......... 4,364
298,105
HarbourVest Global Private Equity Ltd. .. 9,809
2,785,405
Henderson European Focus Trust PLC ... 6,538
339,744
ICG Enterprise Trust PLC ............ 5,528
477,603
INVESCO Asia Dragon Trust PLC ..... 2,079
863,615
iShares Core MSCI EAFE ETF ........ 65,332
849,919
Japan Smaller Capitalization Fund, Inc. .. 7,131
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
1,811,770 JPMorgan Emerging Markets Investment
Trust PLC ................... $ 2,466
1,319,659
JPMorgan European Discovery Trust PLC 8,310
7,404,031
JPMorgan European Growth & Income PLC 10,658
2,015,823
JPMorgan Japanese Investment Trust PLC 14,669
550,000 JPMorgan UK Small Capital Growth
Income PLC ................. 2,011
1,885,873
Mercantile Investment Trust PLC ...... 5,542
283,016
NB Private Equity Partners Ltd. Fund ... 5,527
345,053 Neuberger Berman Energy Infrastructure
and Income Fund, Inc. .......... 3,105
6,134 Neuberger Berman Next Generation
Connectivity Fund, Inc. ......... 75
805,035
Oakley Capital Investments Ltd. ....... 4,897
310,448
Partners Group Private Equity Ltd. ..... 3,457
2,631,279
Polar Capital Global Financials Trust PLC 6,729
325,000
Polar Capital Global Healthcare Trust PLC 1,394
2,514,755
Schroder Japan Trust PLC ............ 7,732
10,089,219
Schroders Capital Global Innovation Trust 1,557
219,097
Smithson Investment Trust PLC ....... 4,014
694,864
Strategic Equity Capital PLC ......... 2,620
984,577
Temple Bar Investment Trust PLC ...... 3,748
1,941,780 Templeton Emerging Markets Investment
Trust PLC ................... 4,269
551,908
The Baillie Gifford Japan Trust PLC .... 5,277
506,980
The Edinburgh Investment Trust PLC ... 4,865
744,806
The European Smaller Companies ...... 1,745
254,440
The Monks Investment Trust PLC ...... 3,843
339,902
The New Germany Fund, Inc. ......... 3,334
2,459,541
The Pantheon International PLC Fund ... 9,514
1,116,913 TR Property Investment Trust PLC -
Ordinary Shares ............... 4,256
1,145,096
Vanguard FTSE Developed Markets ETF . 58,205
1,563,830
Vanguard FTSE Europe ETF .......... 109,796
1,743,001
Worldwide Healthcare Trust PLC/Fund .. 6,724
475,123
Money Market Funds — 4.51%
3,614,795 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 4.20%^^(d) 3,615
38,657,305 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.22%(d) .................... 38,657
42,272
Total Investment Companies ......... 517,395

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025
Security Description
Value
(000)
Total Investments (cost $768,401)
— 97.88% $ 918,667
Other assets in excess of liabilities
— 2.12% 19,890
Net Assets - 100.00% $ 938,557
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of March
31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions
Monashee
Investment
Management,
LLC Total
Common Stocks .............................................................................. 0.09% 42.66% — — — 42.75%
Contingent Right ............................................................................. — — — — — — %
Investment Companies .................................................................... 26.23% 0.24% 17.61% 0.01% 11.04% 55.13%
Other Assets (Liabilities) ................................................................ -0.14% 0.20% 1.94% — 0.12% 2.12%
Total Net Assets ......................................................................... 26.18% 43.10% 19.55% 0.01% 11.16% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2025.
Futures Contracts Purchased*
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 464 6/20/25 $ 56,058 $ (1,177)
$ 56,058 $ (1,177)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (1,177)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (1,177)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
March 31,
2025 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 43
Daily 5.00 12/20/2029
3 .64 $ 100,000 $ (5,118) $ (5,153) $ 35
$ (5,118) $ (5,153) $ 35
(a)
When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)
Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)
The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
89
Shares Security Description
Value
(000)
Common Stocks — 61.43%
Bermuda — 0.07%
25,285 Ocean Wilsons Holdings Ltd.
(Transportation Infrastructure) ..... $ 462
Brazil — 2.56%
287,178
Ambev SA (Beverages) ............. 680
317,672 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 676
111,545
Banco Bradesco SA (Banks) .......... 222
267,278 Banco Bradesco SA, Preference Shares
(Banks)(a) ................... 594
35,932
Banco BTG Pactual SA (Capital Markets)(a) 212
117,329
Banco do Brasil SA (Banks) .......... 580
83,275
BB Seguridade Participacoes SA (Insurance) 588
30,287
BRF SA (Food Products) ............ 104
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 128
80,534
CCR SA (Transportation Infrastructure) .. 164
91,542 Centrais Eletricas Brasileiras SA (Electric
Utilities) .................... 654
16,201 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 290
225,600 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 406
36,292
Embraer SA (Aerospace & Defense)(b) .. 418
30,744 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 87
299,831 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 1,651
67,915
Itausa SA, Preference Shares (Banks) .... 112
47,372
JBS S/A (Food Products) ............ 341
66,262
Klabin SA (Containers & Packaging) .... 217
60,615 Localiza Rent a Car SA (Ground
Transportation) ............... 357
73,569 Natura & Co. Holding SA (Personal Care
Products)(a) .................. 129
150,060
NU Holdings Ltd., Class - A (Banks)(b) .. 1,537
220,918 Petroleo Brasileiro SA (Oil, Gas &
Consumable Fuels) ............. 1,581
184,422 Petroleo Brasileiro SA, Preference Shares
(Oil, Gas & Consumable Fuels) .... 1,201
54,907 PRIO SA (Oil, Gas & Consumable
Fuels)(a)(b) .................. 383
96,812 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 323
45,616 Rede D'Or Sao Luiz SA (Health Care
Providers & Services) ........... 225
108,800
Rumo SA (Ground Transportation)(a) ... 309
29,429
Suzano SA (Paper & Forest Products) ... 273
56,012 TIM SA (Wireless Telecommunication
Services) .................... 177
6,833
TOTVS SA (Software)(a) ............ 40
180,779
Vale SA (Metals & Mining) ........... 1,796
49,658
Vibra Energia SA (Specialty Retail)(a) ... 155
91,327
WEG SA (Electrical Equipment) ....... 725
Shares Security Description
Value
(000)
Common Stocks (continued)
Brazil (continued)
11,368
XP, Inc., Class - A (Capital Markets) .... $ 156
17,491
Chile — 0.29%
15,002
Banco de Credito e Inversiones SA (Banks) 555
36,717 Empresas CMPC SA (Paper & Forest
Products) .................... 60
3,279,274
Enel Americas SA (Electric Utilities) .... 319
6,563,275
Enel Chile SA (Electric Utilities) ....... 432
47,236
Falabella SA (Broadline Retail) ........ 197
10,449,761 Latam Airlines Group SA (Passenger
Airlines) .................... 164
7,088 Sociedad Quimica y Minera de Chile SA,
Class - B (Electrical Equipment) ... 282
2,009
China — 16.76%
53,365 360 Security Technology, Inc., Class - A
(Software) ................... 76
31,500 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 192
1,788,000 Agricultural Bank of China Ltd., H Shares
(Banks) ..................... 1,077
75,400 Air China Ltd., Class - A (Passenger
Airlines)(b) .................. 74
35,000
Akeso, Inc. (Biotechnology)(b) ........ 345
808,818 Alibaba Group Holding Ltd., Class W
(Broadline Retail) ............. 13,383
155,700 Aluminum Corp. of China Ltd., Class - A
(Metals & Mining) ............. 161
244,000 Aluminum Corp. of China Ltd., H Shares
(Metals & Mining) ............. 153
70,200 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 772
4,672 Autohome, Inc., ADR (Interactive Media &
Services) .................... 130
113,226 Baidu, Inc. (Interactive Media &
Services)(b) .................. 1,307
4,671,100
Bank of China Ltd., H Shares (Banks) ... 2,821
1,072,000 Bank of Communications Co. Ltd., H Shares
(Banks) ..................... 958
157,600 Bank of Hangzhou Co. Ltd., Class - A
(Banks) ..................... 314
41,700
Bank of Ningbo Co. Ltd., Class - A (Banks) 149
310,100 Baoshan Iron & Steel Co. Ltd., Class - A
(Metals & Mining) ............. 308
794 Beijing Kingsoft Office Software, Inc., Class
- A (Software) ................ 33
2,620
Bilibili, Inc., Class - Z (Entertainment)(b) 50
9,449
Bilibili, Inc., ADR (Entertainment)(b) ... 181
47,000
BYD Co. Ltd. (Automobiles)(a) ....... 2,380
19,753
BYD Co. Ltd., Class - A (Automobiles) .. 1,027
47,000 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 245

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
1,212 Cambricon Technologies Corp. Ltd.
(Semiconductors & Semiconductor
Equipment)(b) ................ $ 105
904,000 CGN Power Co. Ltd., H Shares
(Independent Power and Renewable
Electricity Producers) ........... 283
134,900 China Communications Services Corp.
Ltd., H Shares (Construction &
Engineering) ................. 74
5,326,350 China Construction Bank Corp., H Shares
(Banks) ..................... 4,720
30,800 China CSSC Holdings Ltd., Class - A
(Machinery) ................. 130
800,000 China Everbright Bank Co. Ltd., H Shares
(Banks) ..................... 326
110,000
China Feihe Ltd. (Food Products) ...... 83
69,200 China Galaxy Securities Co. Ltd., Class - A
(Capital Markets) .............. 158
174,000 China Galaxy Securities Co. Ltd., H Shares
(Capital Markets) .............. 175
167,000 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 345
53,600 China International Capital Corp. Ltd., Class
- A (Capital Markets) ........... 255
50,800 China International Capital Corp. Ltd., H
Shares (Capital Markets) ........ 96
449,000 China Life Insurance Co. Ltd., H Shares
(Insurance) .................. 868
36,600
China Literature Ltd. (Media)(a)(b) ..... 122
258,000 China Longyuan Power Group Corp. Ltd.,
H Shares (Independent Power and
Renewable Electricity Producers) .. 207
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(a) .................. 311
77,800 China Merchants Bank Co. Ltd., Class - A
(Banks) ..................... 465
187,000 China Merchants Bank Co. Ltd., H Shares
(Banks) ..................... 1,109
420,000 China National Building Material Co. Ltd.,
H Shares (Construction Materials)(a) 217
43,750 China Northern Rare Earth Group High-
Tech Co. Ltd., Class - A (Metals &
Mining) ..................... 137
58,500 China Pacific Insurance Group Co. Ltd.,
Class - A (Insurance) ........... 260
110,200 China Pacific Insurance Group Co. Ltd., H
Shares (Insurance) ............. 347
219,400 China Petroleum & Chemical Corp., Class -
A (Oil, Gas & Consumable Fuels) .. 174
1,223,400 China Petroleum & Chemical Corp., H
Shares (Oil, Gas & Consumable Fuels) 645
156,700 China Railway Group Ltd., Class - A
(Construction & Engineering) ..... 120
17,600 China Resources Mixc Lifestyle Services
Ltd. (Real Estate Management &
Development) ................ 78
232,000 China Shenhua Energy Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 941
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class - A (Specialty Retail) ....... $ 78
279,800 China Tower Corp., Ltd., H Shares
(Diversified Telecommunication
Services)(b) .................. 377
71,100 China Vanke Co. Ltd., H Shares (Real Estate
Management & Development)(a)(b) 51
97,800 China Yangtze Power Co. Ltd., Class - A
(Independent Power and Renewable
Electricity Producers) ........... 375
12,400 Chongqing Brewery Co. Ltd., Class - A
(Beverages) .................. 100
51,000 Chongqing Changan Automobile Co. Ltd.,
Class - A (Automobiles) ......... 92
16,650 Chongqing Zhifei Biological Products Co.
Ltd., Class - A (Biotechnology) .... 56
524,000
CITIC Ltd. (Industrial Conglomerates) ... 647
110,165 CITIC Securities Co. Ltd., Class - A (Capital
Markets) .................... 402
26,500 CITIC Securities Co. Ltd., H Shares (Capital
Markets) .................... 69
285,000 CMOC Group Ltd., H Shares (Metals &
Mining) ..................... 236
16,640 Contemporary Amperex Technology Co.
Ltd., Class - A (Electrical Equipment) 582
40,000 COSCO SHIPPING Energy Transportation
Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 62
141,630 COSCO SHIPPING Holdings Co. Ltd.,
Class - A (Marine Transportation) .. 285
66,300 COSCO SHIPPING Holdings Co. Ltd., H
Shares (Marine Transportation) .... 105
288,300
CRRC Corp. Ltd., Class - A (Machinery) . 281
68,200 CSC Financial Co. Ltd., Class - A (Capital
Markets) .................... 227
514,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(a) ........... 327
73,400 Dongfang Electric Corp. Ltd., Class - A
(Electrical Equipment) .......... 152
58,490 East Money Information Co. Ltd., Class - A
(Capital Markets) .............. 182
57,700
ENN Energy Holdings Ltd. (Gas Utilities) 477
18,823 Eve Energy Co. Ltd., Class - A (Electrical
Equipment) .................. 123
23,300 Flat Glass Group Co. Ltd., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 57
250,400 Focus Media Information Technology Co.
Ltd., Class - A (Media) .......... 243
58,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class - A (Food Products) ........ 329
67,000 Fosun International Ltd. (Industrial
Conglomerates) ............... 36
45,200 Foxconn Industrial Internet Co. Ltd., Class -
A (Electronic Equipment, Instruments
& Components) ............... 126
17,400 Fuyao Glass Industry Group Co. Ltd., Class
- A (Automobile Components) ..... 140

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
74,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)(a)(b) ......... $ 118
112,200 GF Securities Co. Ltd., Class - A (Capital
Markets) .................... 249
28,600 Giant Biogene Holding Co. ltd. (Personal
Care Products)(a) .............. 260
2,100 GigaDevice Semiconductor, Inc., Class - A
(Semiconductors & Semiconductor
Equipment)(b) ................ 34
51,700 Goldwind Science & Technology Co. Ltd.,
Class - A (Electrical Equipment) ... 63
145,000
Great Wall Motor Co. Ltd. (Automobiles) 254
37,800 Gree Electric Appliances, Inc. of Zhuhai,
Class - A (Household Durables) .... 237
157,000 Guanghui Energy Co. Ltd., Class - A (Oil,
Gas & Consumable Fuels) ....... 132
82,408 Guotai Junan Securities Co. Ltd., Class - H
(Capital Markets)(a) ............ 120
62 Guotai Junan Securities Co., Ltd., Class - A
(Capital Markets) .............. —
12,766 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 472
119,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 268
60,800 Haier Smart Home Co. Ltd., Class - A
(Household Durables) ........... 230
110,800 Haier Smart Home Co. Ltd., H Shares
(Household Durables) ........... 357
18,000 Hansoh Pharmaceutical Group Co. Ltd.
(Pharmaceuticals)(a) ........... 57
136,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 382
45,000 Hengli Petrochemical Co. Ltd., Class - A
(Chemicals) .................. 95
3,100 Hithink RoyalFlush Information Network
Co. Ltd., Class - A (Capital Markets) 122
45,000 Hua Hong Semiconductor Ltd.
(Semiconductors & Semiconductor
Equipment)^(a) ............... 182
25,200 Huadong Medicine Co. Ltd., Class - A
(Health Care Providers & Services) . 127
352,000 Huaneng Power International, Inc., H Shares
(Independent Power and Renewable
Electricity Producers)(a) ......... 204
100 Huatai Securities Co. Ltd., Class - A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., H Shares (Capital
Markets) .................... 95
10,781 Hygon Information Technology Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 211
7,184 IEIT Systems Co. Ltd., Class - A
(Technology Hardware, Storage &
Peripherals) .................. 53
23,600
Iflytek Co. Ltd., Class - A (Software) .... 156
4,084,440 Industrial & Commercial Bank of China
Ltd., H Shares (Banks) .......... 2,915
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
757,900 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class - A (Metals & Mining)(b) $ 187
73,000
Innovent Biologics, Inc. (Biotechnology)(b) 439
50,000 J&T Global Express, Ltd. (Air Freight &
Logistics)(b) ................. 36
84,050 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(b) ... 359
69,600 JD Logistics, Inc. (Air Freight &
Logistics)(a)(b) ............... 112
127,707
JD.com, Inc. (Broadline Retail)(b) ...... 2,627
244,000 Jiangsu Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 290
31 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class - A (Pharmaceuticals) ....... —
75,900 Juneyao Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 137
13,660 Kanzhun Ltd., ADR (Interactive Media &
Services)(b) .................. 262
36,918 KE Holdings, Inc., ADR (Real Estate
Management & Development) ..... 742
184,000 Kingdee International Software Group Co.
Ltd. (Software)(b) ............. 313
62,000
Kingsoft Corp. Ltd. (Entertainment)(a) ... 302
116,100 Kuaishou Technology, Class - W (Interactive
Media & Services)(b) ........... 814
4,700 Kweichow Moutai Co. Ltd., Class - A
(Beverages) .................. 1,012
370,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 503
46,500 Lens Technology Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 163
64,414
Li Auto, Inc., Class - A (Automobiles)(b) . 812
132,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 271
132,500 Longfor Group Holdings Ltd. (Real Estate
Management & Development)(a)(b) 168
32,219 Luxshare Precision Industry Co. Ltd., Class
- A (Electronic Equipment, Instruments
& Components) ............... 182
252,928 Meituan, Class - W (Hotels, Restaurants &
Leisure)(b) .................. 5,090
20,000 Midea Group Co. Ltd., Class - H
(Household Durables)(b) ........ 203
30,000 MINISO Group Holding Ltd., Class - A
(Broadline Retail) ............. 138
7,280 Muyuan Foods Co. Ltd., Class - A (Food
Products) .................... 39
97,400
NetEase, Inc. (Entertainment) ......... 2,001
20,200 New China Life Insurance Co. Ltd., Class -
A (Insurance) ................. 144
52,000 New China Life Insurance Co. Ltd., H
Shares (Insurance) ............. 199
86,200 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services) .................... 410
76,380
NIO, Inc., Class - A (Automobiles)^(b) .. 289

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
116,400 Nongfu Spring Co. Ltd., H Shares
(Beverages) .................. $ 505
151,600 PetroChina Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 172
988,000 PetroChina Co. Ltd., H Shares (Oil, Gas &
Consumable Fuels) ............. 801
330,000 PICC Property & Casualty Co. Ltd., H
Shares (Insurance) ............. 611
378,517 Ping An Insurance Group Co. of China Ltd.
(Insurance) .................. 2,259
29,000 Pop Mart International Group Ltd.
(Specialty Retail) .............. 586
3,394 Qifu Technology, Inc., ADR (Consumer
Finance) .................... 152
11,100 Range Intelligent Computing Technology
Group Co. Ltd. (Machinery) ...... 87
154,100 Rongsheng Petrochemical Co. Ltd., Class -
A (Chemicals) ................ 183
45,700 SAIC Motor Corp. Ltd., Class - A
(Automobiles) ................ 100
5,100 Seres Group Co. Ltd., Class - A
(Automobiles) ................ 89
12,000 Shaanxi Coal Industry Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 33
24,600 Shandong Gold Mining Co., Ltd., Class - A
(Metals & Mining) ............. 92
55,400 Shanghai Electric Group Co. Ltd., Class - A
(Electrical Equipment)(b) ........ 59
167,100 Shanghai Pharmaceuticals Holding Co. Ltd.,
H Shares (Health Care Providers &
Services) .................... 241
6,090 Shanghai Putailai New Energy Technology
Co. Ltd., Class - A (Chemicals) .... 15
160,200 Shanghai Rural Commercial Bank Co. Ltd.,
Class - A (Banks) .............. 184
47,640 Shanjin International Gold Co. Ltd., Class -
A (Metals & Mining) ........... 127
48,200 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(a) 362
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... 116
19,000 Silergy Corp. (Semiconductors &
Semiconductor Equipment) ....... 221
106,800 Sinopharm Group Co. Ltd., H Shares
(Health Care Providers & Services) . 248
114,000 Smoore International Holdings Ltd.
(Tobacco) ................... 195
18,500 Spring Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 132
11,640 Sungrow Power Supply Co. Ltd., Class - A
(Electrical Equipment) .......... 112
38,427 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 355
15,600 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class - A (Electronic
Equipment, Instruments &
Components) ................. 71
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
3,968 Suzhou Maxwell Technologies Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... $ 45
23,590 TAL Education Group, ADR (Diversified
Consumer Services)(b) .......... 312
329,886 Tencent Holdings Ltd. (Interactive Media &
Services)(a) .................. 21,078
40,459 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 583
78,400 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 211
8,000 Tsingtao Brewery Co. Ltd., Class - H
(Beverages) .................. 58
30,940 Unisplendour Corp. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 118
24,174 Vipshop Holdings Ltd., ADR (Broadline
Retail)(b) ................... 379
50,500 Weichai Power Co. Ltd., Class - A
(Machinery) ................. 115
54,000 Weichai Power Co. Ltd., H Shares
(Machinery) ................. 114
44,260 Wens Foodstuff Group Co. Ltd., Class - A
(Food Products) ............... 102
2,000 Will Semiconductor Co., Ltd. Shanghai,
Class - A (Semiconductors &
Semiconductor Equipment) ....... 37
134,279 Wuhan Guide Infrared Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 147
19,900 Wuliangye Yibin Co. Ltd., Class - A
(Beverages) .................. 361
22,060 WUS Printed Circuit Kunshan Co. Ltd.,
Class - A (Electronic Equipment,
Instruments & Components) ...... 101
27,200 WuXi AppTec Co. Ltd., Class - A (Life
Sciences Tools & Services) ....... 253
11,640 WuXi AppTec Co. Ltd., H Shares (Life
Sciences Tools & Services)^ ...... 104
173,000 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(b) ........... 605
823,400 Xiaomi Corp., Class - W (Technology
Hardware, Storage & Peripherals)(b) 5,210
276,481 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment)(b) ... 107
64,064
XPeng, Inc., A Shares (Automobiles)(b) .. 662
100,000 Yadea Group Holdings Ltd.
(Automobiles)(a)(b) ............ 195
40,170 Yankuang Energy Group Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 74
238,700 Yankuang Energy Group Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 248
17,070 Yealink Network Technology Corp.
Ltd., Class - A (Communications
Equipment) .................. 96
40,176 Yonyou Network Technology Co. Ltd.,
Class - A (Software)(b) .......... 84

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
21,431 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... $ 1,116
10,800 Yunnan Energy New Material Co. Ltd.,
Class - A (Chemicals) ........... 46
12,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class - A (Pharmaceuticals) 337
39,500 Zhaojin Mining Industry Co. Ltd., H Shares
(Metals & Mining) ............. 79
13,440 Zhejiang Dingli Machinery Co. Ltd., Class -
A (Machinery) ................ 110
415,720 Zhejiang Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 339
41,200 Zhejiang Leapmotor Technology Co. Ltd.
(Automobiles)(b) .............. 267
8,200 Zhejiang Supor Co. Ltd., Class - A
(Household Durables) ........... 66
75,900 Zheshang Securities Co. Ltd., Class - A
(Capital Markets) .............. 119
4,720 Zhongji Innolight Co. Ltd., Class - A
(Communications Equipment) ..... 66
46,000 Zhongsheng Group Holdings Ltd. (Specialty
Retail) ...................... 81
119,300 Zijin Mining Group Co. Ltd., Class - A
(Metals & Mining) ............. 300
218,000 Zijin Mining Group Co. Ltd., H Shares
(Metals & Mining) ............. 497
167,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class - A
(Machinery) ................. 174
57,400 ZTE Corp., Class - A (Communications
Equipment) .................. 272
12,400 ZTO Express Cayman, Inc. (Air Freight &
Logistics) ................... 245
114,362
Colombia — 0.08%
17,141
Bancolombia SA (Banks) ............ 193
37,756
Bancolombia SA, Preference Shares (Banks) 380
573
Cyprus — 0.00%
7,712 TCS Group Holding PLC, GDR
(Banks)(b)(c) ................. —
Czech Republic — 0.09%
94,203
Moneta Money Bank A/S (Banks)(a) .... 598
Egypt — 0.04%
174,531 Commercial International Bank - Egypt
(CIB) (Banks) ................ 285
Greece — 0.31%
158,319
Alpha Services and Holdings SA (Banks) . 380
151,431 Eurobank Ergasias Services and Holdings
SA (Banks) .................. 407
Shares Security Description
Value
(000)
Common Stocks (continued)
Greece (continued)
13,686 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... $ 223
3,542 Metlen Energy & Metals SA (Industrial
Conglomerates) ............... 156
41,073
National Bank of Greece SA (Banks)(a) .. 422
66,610
Piraeus Financial Holdings SA (Banks) .. 366
10,619
Public Power Corp. SA (Electric Utilities)(a) 159
2,113
Hong Kong — 0.63%
348,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)^(a)(b) ................. 212
853,733 Beijing Enterprises Water Group Ltd. (Water
Utilities)(a) .................. 246
252,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ 451
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 369
193,261 China Resources Land Ltd. (Real Estate
Management & Development) ..... 641
176,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... 419
384,000 China Ruyi Holdings Ltd.
(Entertainment)(b) ............. 118
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 145
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(a) ................ 121
397,000
Far East Horizon Ltd. (Financial Services) 325
1,248,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(b) ................ 158
335,000 Geely Automobile Holdings Ltd.
(Automobiles)(a) .............. 719
735,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(a) ........... 355
4,279
Hungary — 0.20%
33,728 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 266
10,618
OTP Bank Nyrt (Banks) ............. 716
13,037
Richter Gedeon Nyrt (Pharmaceuticals) .. 359
1,341
India — 12.60%
1,582
ABB India Ltd. (Electrical Equipment)(b) 102
11,071 Adani Enterprises Ltd. (Trading Companies
& Distributors)(a)(b) ........... 299
42,865 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure)(b) .. 590

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
58,519 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(b) $ 346
62,569 Ambuja Cements Ltd. (Construction
Materials) ................... 392
15,738 APL Apollo Tubes Ltd. (Metals &
Mining)(b) .................. 280
8,752 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services) ....... 676
25,951
Asian Paints Ltd. (Chemicals) ......... 709
28,215 Aurobindo Pharma Ltd.
(Pharmaceuticals)(a)(b) ......... 382
13,653 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 651
142,645
Axis Bank Ltd. (Banks) ............. 1,830
5,199
Bajaj Auto Ltd. (Automobiles)(b) ...... 477
15,929
Bajaj Finance Ltd. (Consumer Finance)(a) 1,660
33,823
Bajaj Finserv Ltd. (Financial Services)(b) 791
212,131 Bharat Electronics Ltd. (Aerospace &
Defense)(a) .................. 742
96,973 Bharat Heavy Electricals Ltd. (Electrical
Equipment)(b) ................ 244
126,212 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 409
138,003 Bharti Airtel Ltd. (Wireless
Telecommunication Services) ..... 2,790
739
Britannia Industries Ltd. (Food Products) . 43
2,697
BSE Ltd. (Capital Markets) ........... 172
55,610 CG Power & Industrial Solutions Ltd.
(Electrical Equipment) .......... 413
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(b)(c) ........... 11,226
33,053 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance) ..... 585
6,793
Cipla Ltd. (Pharmaceuticals)(a) ........ 114
151,367 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(a) .................... 702
12,833
Cummins India Ltd. (Machinery) ....... 456
973 Divi S Laboratories, Ltd. (Life Sciences
Tools & Services) .............. 66
1,427 Dixon Technologies India Ltd. (Household
Durables) ................... 219
89,577 DLF Ltd. (Real Estate Management &
Development)(a) .............. 708
59,970 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 791
13,648
Eicher Motors Ltd. (Automobiles)(a) .... 851
289,126
GAIL India Ltd. (Gas Utilities) ........ 616
65,886
HCL Technologies Ltd. (IT Services) .... 1,221
268,620
HDFC Bank Ltd. (Banks) ............ 5,727
18,156
HDFC Life Insurance Co. Ltd. (Insurance) 145
3,798
Hero MotoCorp Ltd. (Automobiles)(a) ... 165
37,725 Hindalco Industries Ltd. (Metals &
Mining)(a)(b) ................ 299
14,132 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 687
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(a) .................. $ 1,218
291,051
ICICI Bank Ltd. (Banks)(a) ........... 4,575
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 309
33,112 Indus Towers Ltd. (Diversified
Telecommunication Services)(a)(b) . 129
14,532
IndusInd Bank, Ltd. (Banks)(a) ........ 110
5,308 Info Edge India Ltd. (Interactive Media &
Services) .................... 443
185,601
Infosys Ltd. (IT Services) ............ 3,401
15,712 InterGlobe Aviation Ltd. (Passenger
Airlines)(a)(b) ................ 936
212,172
ITC Ltd. (Tobacco)(a) ............... 1,014
197,990 Jio Financial Services Ltd. (Financial
Services)(b) .................. 524
9,716 Jsw Energy, Ltd. (Independent Power and
Renewable Electricity Producers)(a) 61
17,767 Kalyan Jewellers India, Ltd. (Textiles,
Apparel & Luxury Goods)(a)(b) ... 97
60,146
Kotak Mahindra Bank Ltd. (Banks)(a) ... 1,523
42,083 Larsen & Toubro Ltd. (Construction &
Engineering)(a) ............... 1,711
31,578 Macrotech Developers Ltd. (Real Estate
Management & Development)(b) .. 441
52,370 Mahindra & Mahindra Ltd.
(Automobiles)(a)(b) ............ 1,626
6,779
Maruti Suzuki India Ltd. (Automobiles) .. 911
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(a)(b) ...... 526
5,377
Nestle India, Ltd. (Food Products) ...... 141
468,093
NMDC Ltd. (Metals & Mining) ........ 374
332,779 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(a) 1,384
216,855 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 623
14,993 Oil India Ltd. (Oil, Gas & Consumable
Fuels) ...................... 68
607 Oracle Financial Services Software, Ltd.
(Software) ................... 55
13,568
PB Fintech Ltd. (Insurance)(a)(b) ...... 251
2,264
Persistent Systems, Ltd. (IT Services) ... 145
28,216
Pidilite Industries Ltd. (Chemicals) ..... 939
1,602
Polycab India Ltd. (Electrical Equipment)(a) 96
105,295 Power Finance Corp. Ltd. (Financial
Services) .................... 507
302,288 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 1,023
29,002 Rail Vikas Nigam Ltd. (Construction &
Engineering)(b) ............... 118
84,438
REC Ltd. (Financial Services) ......... 421
332,412 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 4,942
87,230 Samvardhana Motherson International Ltd.
(Automobile Components)(a) ..... 132
30,301
SBI Life Insurance Co. Ltd. (Insurance) .. 547

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
1,376 Shree Cement Ltd. (Construction
Materials)(a) ................. $ 489
50,695 Shriram Finance, Ltd. (Consumer
Finance)(a) .................. 387
2,450
Siemens Ltd. (Industrial Conglomerates) . 150
529
Solar Industries India, Ltd. (Chemicals) .. 69
1,907
SRF Ltd. (Chemicals) ............... 65
117,871
State Bank of India (Banks)(a) ........ 1,060
71,547 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,450
1,450 Sundaram Finance, Ltd. (Consumer
Finance) .................... 77
1,146
Supreme Industries, Ltd. (Chemicals) .... 46
570,140 Suzlon Energy Ltd. (Electrical
Equipment)(b) ................ 375
55,668 Tata Consultancy Services Ltd. (IT
Services)(a) .................. 2,342
12,034 Tata Consumer Products, Ltd. (Food
Products)(b) ................. 140
115,265
Tata Motors Ltd. (Automobiles)(a) ..... 904
557,034
Tata Steel Ltd. (Metals & Mining) ...... 995
16,859 The Indian Hotels Co. Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 154
3,560 The Phoenix Mills, Ltd. (Real Estate
Management & Development)(a)(b) 68
34,381
The Tata Power Co. Ltd. (Electric Utilities) 150
25,294 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 903
7,846
Torrent Power Ltd. (Electric Utilities) ... 136
11,512
Trent Ltd. (Specialty Retail) .......... 714
8,326 Tube Investments of India Ltd. (Automobile
Components) ................. 268
5,502
TVS Motor Co. Ltd. (Automobiles) ..... 155
10,293 UltraTech Cement Ltd. (Construction
Materials) ................... 1,381
50,549
United Spirits Ltd. (Beverages) ........ 827
5,501
Upl, Ltd. (Chemicals)(b) ............. 41
51,325
Varun Beverages Ltd. (Beverages)(a)(b) .. 323
98,222
Vedanta Ltd. (Metals & Mining) ....... 529
611,114 Vodafone Idea Ltd. (Wireless
Telecommunication Services)(a)(b) . 48
4,646
Voltas, Ltd. (Construction & Engineering) 79
228,424
Wipro Ltd. (IT Services)(a) ........... 697
1,074,947
Yes Bank Ltd. (Banks)(a)(b) .......... 211
385,126 Zomato Ltd. (Hotels, Restaurants &
Leisure)(a)(b) ................ 905
86,035
Indonesia — 0.80%
304,200 PT Alamtri Resources Indonesia Tbk (Oil,
Gas & Consumable Fuels) ....... 34
347,700 PT Amman Mineral Internasional (Metals &
Mining)(b) .................. 112
1,820,000 PT Astra International Tbk (Industrial
Conglomerates) ............... 539
Shares Security Description
Value
(000)
Common Stocks (continued)
Indonesia (continued)
3,667,685
PT Bank Central Asia Tbk (Banks) ..... $ 1,883
801,100
PT Bank Mandiri Persero Tbk (Banks)(b) . 249
4,081,400 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 987
834,404
PT Barito Pacific Tbk (Chemicals) ...... 36
296,600
PT Chandra Asri Pacific Tbk (Chemicals) . 129
1,224,000 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 324
32,225,600 PT GoTo Gojek Tokopedia Tbk (Broadline
Retail)(b) ................... 160
818,700 PT Indofood Sukses Makmur Tbk (Food
Products) .................... 351
2,678,335
PT Kalbe Farma Tbk (Pharmaceuticals) .. 184
2,673,450 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(a) .................. 388
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 90
5,466
Ireland (Republic of) — 0.62%
35,464 PDD Holdings, Inc., ADR (Broadline
Retail)(b) ................... 4,197
Korea, Republic Of — 0.29%
2,173
Alteogen, Inc. (Biotechnology)(b) ...... 531
1,148 Ecopro Materials Co. Ltd. (Electrical
Equipment)(b) ................ 46
2,605
Hanjin Kal Corp. (Passenger Airlines) ... 144
2,645 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 126
1,410 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 288
871 HD Hyundai Heavy Industries Co. Ltd.
(Machinery) ................. 167
893
HYBE Co. Ltd. (Entertainment) ....... 144
2,216
Hyundai Rotem Co. Ltd. (Machinery) ... 159
3,445 Meritz Financial Group, Inc. (Financial
Services) .................... 288
764 SK Biopharmaceuticals Co. Ltd.
(Pharmaceuticals)(a)(b) ......... 52
647
SKC Co. Ltd. (Chemicals)(b) ......... 46
1,991
Kuwait — 0.40%
356,902
Boubyan Bank KSCP (Banks) ......... 794
518,004
Kuwait Finance House KSCP (Banks) ... 1,334
171,764
National Bank of Kuwait SAKP (Banks) . 584
2,712
Malaysia — 0.80%
241,900
AMMB Holdings Berhad (Banks) ...... 306
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 47

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Malaysia (continued)
288,600 IHH Healthcare Berhad (Health Care
Providers & Services) ........... $ 450
616,100
IOI Corp. Berhad (Food Products) ...... 507
378,796
Malayan Banking Berhad (Banks) ...... 866
221,100 Maxis Berhad (Wireless Telecommunication
Services)(a) .................. 169
15,300
Petronas Gas Berhad (Gas Utilities) ..... 58
396,800 Press Metal Aluminium Holdings Berhad
(Metals & Mining)(a) ........... 452
983,500
Public Bank Berhad (Banks) .......... 983
792,700
QL Resources Berhad (Food Products) ... 836
395,000
SD Guthrie Berhad (Food Products) ..... 438
558,900 Sime Darby Berhad (Industrial
Conglomerates) ............... 279
50,100
YTL Corp. Berhad (Multi-Utilities) ..... 23
76,900 YTL Power International Berhad (Multi-
Utilities) .................... 58
5,472
Mexico — 1.16%
102,503 Alfa SAB de CV, Class - A (Industrial
Conglomerates) ............... 80
968,501 America Movil SAB de CV, Class - B
(Wireless Telecommunication
Services) .................... 690
880,943
Cemex SAB de CV (Construction Materials) 497
56,133
Coca-Cola Femsa SAB de CV (Beverages) 513
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(a) .......... 183
124,166 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 1,212
19,755 Grupo Aeroportuario del Pacifico SAB
de CV, Class - B (Transportation
Infrastructure) ................ 365
15,545 Grupo Aeroportuario del Sureste SAB
de CV, Class - B (Transportation
Infrastructure) ................ 426
131,217 Grupo Bimbo SAB de CV, Class - A (Food
Products) .................... 357
8,482 Grupo Carso SAB de CV, Series A1, Class -
A1 (Industrial Conglomerates) .... 50
152,000 Grupo Financiero Banorte SAB de CV,
Class - O (Banks) .............. 1,054
259,552 Grupo Mexico SAB de CV, Class - B
(Metals & Mining) ............. 1,298
15,087 Industrias Penoles SAB de CV (Metals &
Mining)(b) .................. 280
298,041 Kimberly-Clark de Mexico SAB de CV,
Class - A (Household Products) .... 489
56,466 Prologis Property Mexico SA de CV
(Industrial REITs)(a) ........... 181
80,000 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... 220
7,895
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands — 0.31%
23,518 Nebius Group N.V., Class - A (Interactive
Media & Services)(b) ........... $ 496
42,217 NEPI Rockcastle N.V. (Real Estate
Management & Development)(a) ... 305
28,474
Prosus N.V. (Broadline Retail)(a)(b) .... 1,323
2,124
Peru — 0.15%
11,279 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 176
4,457
Credicorp Ltd. (Banks) .............. 830
1,006
Philippines — 0.27%
535,100 Ayala Land, Inc. (Real Estate Management
& Development)(a) ............ 216
12,620 International Container Terminal Services,
Inc. (Transportation Infrastructure)(a) 78
22,670 Jollibee Foods Corp. (Hotels, Restaurants &
Leisure) .................... 95
503,283
Metropolitan Bank & Trust Co. (Banks) .. 644
13,195 PLDT, Inc. (Wireless Telecommunication
Services) .................... 293
35,763 SM Investments Corp. (Industrial
Conglomerates) ............... 493
1,819
Poland — 0.58%
31,442
Allegro.eu SA (Broadline Retail)(a)(b) ... 255
14,812
Bank Polska Kasa Opieki SA (Banks)(a) . 677
3,287
CD Projekt SA (Entertainment) ........ 181
2,480 Dino Polska SA (Consumer Staples
Distribution & Retail)(b) ........ 290
3,670 KGHM Polska Miedz SA (Metals &
Mining) ..................... 120
50
LPP SA (Textiles, Apparel & Luxury Goods) 228
28,478
ORLEN SA (Oil, Gas & Consumable Fuels) 502
9,118 PGE Polska Grupa Energetyczna SA
(Electric Utilities)(b) ........... 19
54,744 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 1,069
42,138 Powszechny Zaklad Ubezpieczen SA
(Insurance)(a) ................ 612
3,953
Qatar — 0.52%
548,684
Al Rayan Bank (Banks) ............. 339
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 166
185,247 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 73
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 494
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 156

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Qatar (continued)
140,239
Qatar Islamic Bank QPSC (Banks) ..... $ 791
255,270
Qatar National Bank QPSC (Banks) ..... 1,125
328,171
The Commercial Bank PSQC (Banks) ... 376
3,520
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(b)(c) ........ —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(c) .................... —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
766,486 Moscow Exchange MICEX-RTS PJSC
(Capital Markets)(c) ............ —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(c) .................... —
37,340
Polyus PJSC (Metals & Mining)(c) ..... —
357,956
Sberbank of Russia PJSC (Banks)(c) .... —
113,164 Severstal PAO, GDR (Metals &
Mining)(b)(c) ................ —
38,369 Solidcore Resources PLC (Metals &
Mining)(b)(c) ................ —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels)(c) .................... —
162,920
VTB Bank PJSC (Banks)(b)(c) ........ —
—
Saudi Arabia — 2.39%
7,910 ACWA Power Co. (Independent Power and
Renewable Electricity Producers) .. 719
7,737 Ades Holding Co. (Energy Equipment &
Services) .................... 34
104,959
Al Rajhi Bank (Banks) .............. 2,849
1,557 Al Rajhi Co. for Co-operative Insurance
(Insurance)(b) ................ 58
60,828
Alinma Bank (Banks) ............... 497
21,681
Almarai Co. JSC (Food Products)(b) .... 320
32,755
Bank AlBilad (Banks) ............... 322
109,341
Banque Saudi Fransi (Banks) ......... 540
6,816 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 321
63,734 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(b) .............. 363
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 341
1,587
Elm Co. (IT Services) ............... 410
90,244
Riyad Bank (Banks) ................ 791
19,058
SABIC Agri-Nutrients Co. (Chemicals) .. 538
46,591 Sahara International Petrochemical Co.
(Chemicals) .................. 258
2,682 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. 141
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
73,592 Saudi Arabian Mining Co. (Metals &
Mining)(b) .................. $ 903
213,329 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels) ............. 1,520
67,673
Saudi Awwal Bank (Banks)(a) ......... 676
49,889
Saudi Basic Industries Corp. (Chemicals) . 847
72,167 Saudi Industrial Investment Group
(Chemicals) .................. 299
100,810 Saudi Kayan Petrochemical Co.
(Chemicals)(b) ................ 164
1,130
Saudi Research & Media Group (Media)(b) 52
5,440 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 296
107,857 Saudi Telecom Co. (Diversified
Telecommunication Services) ..... 1,304
7,563 The Co. for Cooperative Insurance
(Insurance) .................. 288
155,468
The Saudi National Bank (Banks) ...... 1,482
16,333
Singapore — 0.29%
30,600 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure) .................... 1,945
South Africa — 1.68%
43,142
Absa Group Ltd. (Banks) ............ 417
5,001 Anglo American Platinum Ltd. (Metals &
Mining)(a) ................... 201
27,665 Aspen Pharmacare Holdings Ltd.
(Pharmaceuticals) ............. 247
33,177 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 796
31,869 Bidvest Group Ltd. (Industrial
Conglomerates) ............... 410
5,363
Capitec Bank Holdings Ltd. (Banks) .... 913
45,796
Discovery Ltd. (Insurance)(a) ......... 499
275,980
FirstRand Ltd. (Financial Services) ..... 1,084
49,698
Gold Fields Ltd. (Metals & Mining)(a) ... 1,097
25,759 Harmony Gold Mining Co. Ltd. (Metals &
Mining) ..................... 377
48,655 Impala Platinum Holdings Ltd. (Metals &
Mining)(b) .................. 335
85,707 MTN Group Ltd. (Wireless
Telecommunication Services) ..... 576
9,362
Naspers Ltd., Class - N (Broadline Retail) 2,322
20,893
Nedbank Group Ltd. (Banks)(a) ....... 293
144,156
Old Mutual Ltd. (Insurance) .......... 94
121,200
Pepkor Holdings, Ltd. (Specialty Retail) . 169
15,002
Remgro Ltd. (Financial Services) ...... 130
34,236
Sanlam Ltd. (Insurance)(a) ........... 155
30,208
Sasol Ltd. (Chemicals)(b) ............ 127
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 147
75,166
Standard Bank Group Ltd. (Banks) ..... 983

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
South Africa (continued)
22,743 Woolworths Holdings Ltd. (Broadline
Retail)(a) .................... $ 63
11,435
South Korea — 5.44%
1,887 Amorepacific Corp. (Personal Care
Products) .................... 131
8,719
Celltrion, Inc. (Biotechnology)(a) ...... 1,007
1,130
CJ CheilJedang Corp. (Food Products) ... 190
5,646
Coway Co. Ltd. (Household Durables) ... 311
4,146
DB Insurance Co. Ltd. (Insurance)(a) .... 250
26,632 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. 428
2,690 Ecopro BM Co. Ltd. (Electrical
Equipment)(b) ................ 178
5,774
Ecopro Co. Ltd. (Chemicals) .......... 196
14,221
Hana Financial Group, Inc. (Banks) ..... 581
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 79
1,716 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 737
3,840
Hanwha Ocean Co. Ltd. (Machinery)(b) .. 177
2,667 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery) .. 367
6,763 HLB, Inc. (Health Care Equipment &
Supplies)(b) .................. 254
15,344
HMM Co. Ltd. (Marine Transportation) .. 205
406 Hyundai Glovis Co. Ltd. (Air Freight &
Logistics) ................... 31
3,431 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 611
5,485
Hyundai Motor Co. (Automobiles) ..... 741
2,956 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 300
2,371 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 239
11,325
Industrial Bank of Korea (Banks) ...... 110
15,587
Kakao Corp. (Interactive Media & Services) 416
11,697
KakaoBank Corp. (Banks) ........... 177
20,423
KB Financial Group, Inc. (Banks) ...... 1,107
12,842
Kia Corp. (Automobiles) ............ 812
1,462 Korea Aerospace Industries Ltd. (Aerospace
& Defense) .................. 75
23,780 Korea Electric Power Corp. (Electric
Utilities) .................... 351
214
Korea Zinc Co. Ltd. (Metals & Mining) .. 113
1,583
Krafton, Inc. (Entertainment)(b) ....... 362
6,405
KT&G Corp. (Tobacco)(a) ........... 441
4,567
LG Chem Ltd. (Chemicals) ........... 768
2,303
LG Corp. (Industrial Conglomerates)(a) .. 102
24,801 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(b) .... 149
4,131
LG Electronics, Inc. (Household Durables) 218
2,532 LG Energy Solution Ltd. (Electrical
Equipment)(b) ................ 580
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
907
LG H&H Co. Ltd. (Personal Care Products) $ 193
901 LG Innotek Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 99
1,014
LS Electric Co. Ltd. (Electrical Equipment) 124
32,528 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 204
6,519 NAVER Corp. (Interactive Media &
Services) .................... 852
1,796 POSCO Future M Co. Ltd. (Electrical
Equipment)(b) ................ 148
3,634
POSCO Holdings, Inc. (Metals & Mining) 693
3,251 Posco International Corp. (Trading
Companies & Distributors) ....... 110
1,124 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(b) ........... 780
31,081 Samsung C&T Corp. (Industrial
Conglomerates) ............... 2,483
3,398 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 301
239,557 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 9,500
40,397 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 1,308
1,973 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 482
44,034 Samsung Heavy Industries Co. Ltd.
(Machinery)(b) ............... 406
4,748 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 268
2,866 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 370
486
Samsung SDS Co. Ltd. (IT Services) .... 38
25,667
Shinhan Financial Group Co. Ltd. (Banks) 822
27,759 SK Hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,701
3,807 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels) ............. 293
5,755 SK Square Co. Ltd. (Industrial
Conglomerates)(b) ............. 369
4,344
SK, Inc. (Industrial Conglomerates) ..... 384
10,357
Woori Financial Group, Inc. (Banks) .... 117
3,195
Yuhan Corp. (Pharmaceuticals) ........ 239
37,078
Taiwan — 9.95%
23,000 Accton Technology Corp. (Communications
Equipment) .................. 408
96,000 Acer, Inc. (Technology Hardware, Storage &
Peripherals) .................. 104
9,904
Airtac International Group (Machinery) .. 252
4,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 337

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
196,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. $ 864
367,971
Asia Cement Corp. (Construction Materials) 520
17,000 Asia Vital Components Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. 241
39,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 726
62,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 395
212,000 Cathay Financial Holding Co. Ltd.
(Insurance) .................. 396
32,000 Chailease Holding Co. Ltd. (Financial
Services) .................... 113
200,000 Cheng Shin Rubber Industry Co. Ltd.
(Automobile Components) ....... 304
280,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 1,088
322,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 313
621,000 CTBC Financial Holding Co. Ltd.
(Banks)(a) ................... 747
107,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 1,184
39,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 318
23,000 Eclat Textile Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 309
12,000 Elite Material Co., Ltd. (Electronic
Equipment, Instruments &
Components) ................. 201
4,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 281
62,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 416
252,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services)(a) .................. 702
25,000 Feng TAY Enterprise Co. Ltd. (Textiles,
Apparel & Luxury Goods) ....... 91
55,000
Formosa Plastics Corp. (Chemicals) ..... 61
8,000 Fortune Electric Co. Ltd. (Electrical
Equipment) .................. 110
518,046 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,347
29,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 216
5,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 163
24,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 233
637,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 2,874
3,000
Hotai Motor Co. Ltd. (Specialty Retail) .. 55
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
493,671 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... $ 227
12,000 International Games System Co. Ltd.
(Entertainment) ............... 283
150,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 194
4,000 Jentech Precision Industrial Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 120
1,434,000
KGI Financial Holding Co. Ltd. (Insurance) 749
6,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 432
137,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 382
3,000 Lotes Co., Ltd. (Electronic Equipment,
Instruments & Components) ...... 127
78,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 3,403
1,067,475
Mega Financial Holding Co. Ltd. (Banks) 1,294
104,000
Nan Ya Plastics Corp. (Chemicals) ...... 95
39,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 648
151,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 386
13,000
PharmaEssentia Corp. (Biotechnology)(b) 205
324,620 Pou Chen Corp. (Textiles, Apparel &
Luxury Goods) ............... 348
140,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 974
15,000 Realtek Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 239
205,908 Ruentex Development Co. Ltd. (Real Estate
Management & Development) ..... 220
332,000 Shin Kong Financial Holding Co. Ltd.
(Insurance)(b) ................ 123
336,000 SinoPac Financial Holdings Co. Ltd.
(Banks) ..................... 228
161,900 Synnex Technology International Corp.
(Electronic Equipment, Instruments &
Components) ................. 351
23,000 Taiwan Cooperative Financial Holding Co.
Ltd. (Banks) ................. 17
235,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services) ..... 827
1,256,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 35,374
675,110 TCC Group Holdings Co. Ltd. (Construction
Materials) ................... 655
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 643
77,000 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 219

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. $ 699
43,000 Vanguard International Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment) .................. 122
3,000 Voltronic Power Technology Corp.
(Electrical Equipment) .......... 140
15,000
Wan Hai Lines Ltd. (Marine Transportation) 36
151,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 443
6,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(a) ........ 304
159,400 WPG Holdings Ltd. (Electronic Equipment,
Instruments & Components) ...... 301
27,303 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 402
93,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 210
955,425 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 979
27,000 Zhen Ding Technology Holding Ltd.
(Electronic Equipment, Instruments &
Components) ................. 86
67,854
Thailand — 0.63%
95,300 Advanced Info Service PCL, Class - F
(Wireless Telecommunication
Services) .................... 774
379,300 Airports of Thailand PCL (Transportation
Infrastructure) ................ 424
18,400 Bumrungrad Hospital PCL - NVDR (Health
Care Providers & Services) ....... 89
171,633
Central Retail Corp. PCL (Broadline Retail) 127
161,300 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 318
255,600 Gulf Energy Development PCL
(Independent Power and Renewable
Electricity Producers)(a) ......... 377
298,800 Home Product Center PCL - NVDR
(Specialty Retail) .............. 76
17,600 Intouch Holdings PCL - NVDR (Wireless
Telecommunication Services) ..... 42
729,900
Krung Thai Bank PCL, Class - F (Banks) . 521
682,900 Minor International PCL (Hotels,
Restaurants & Leisure) .......... 533
197,875 PTT Exploration & Production PCL, Class -
F (Oil, Gas & Consumable Fuels) .. 682
71,200 PTT PCL - NVDR (Oil, Gas & Consumable
Fuels) ...................... 67
56,900
SCB X PCL - NVDR (Banks) ......... 207
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
253,200 True Corp. PCL - NVDR, Class - R
(Diversified Telecommunication
Services)(b) .................. $ 88
4,325
Turkey — 0.35%
159,726
Akbank TAS (Banks) ............... 220
121,556 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 384
30,920 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 374
315,062 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 187
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining)(b) .. —
37,262 KOC Holding A/S (Industrial
Conglomerates) ............... 161
634,536
Sasa Polyester Sanayi A/S (Chemicals)(b) 63
22,507 Turk Hava Yollari AO (Passenger
Airlines)(b) .................. 184
77,984 Turkcell Iletisim Hizmetleri A/S (Wireless
Telecommunication Services) ..... 197
71,086 Turkiye Petrol Rafinerileri A/S (Oil, Gas &
Consumable Fuels) ............. 259
176,530 Turkiye Sise ve Cam Fabrikalari A/S
(Industrial Conglomerates) ....... 179
239,232
Yapi ve Kredi Bankasi A/S (Banks)(b) ... 152
2,360
United Arab Emirates — 0.82%
262,325
Abu Dhabi Commercial Bank PJSC (Banks) 777
157,883 Abu Dhabi National Oil Co. for Distribution
PJSC (Specialty Retail)(a) ....... 146
189,948 Aldar Properties PJSC (Real Estate
Management & Development) ..... 434
549,863
Dubai Islamic Bank PJSC (Banks) ...... 1,070
300,061 Emaar Properties PJSC (Real Estate
Management & Development) ..... 1,087
186,697 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 859
296,965
First Abu Dhabi Bank PJSC (Banks) .... 1,117
154,208 Multiply Group PJSC (Industrial
Conglomerates)(b) ............. 70
5,560
United Kingdom — 0.14%
25,078
Anglogold Ashanti PLC (Metals & Mining) 942
United States — 0.21%
40,100
BeiGene Ltd. (Biotechnology)(b) ...... 848
4,494 Legend Biotech Corp., ADR
(Biotechnology)(b) ............. 152

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
4,662
Southern Copper Corp. (Metals & Mining) $ 436
1,436
Total Common Stocks .............. 418,971
Investment Companies — 38.32%
International Equity Funds — 36.73%
782,099
Aberdeen Asia Focus PLC ........... 2,919
428,870 Aberdeen Emerging Markets Equity Income
Fund, Inc. ................... 2,127
186,910
Aberdeen New India Investment Trust PLC 1,830
401,778
Baillie Gifford China Growth Trust PLC . 1,394
19,444
Barings Emerging Emea Opportunities PLC 164
726,551
BlackRock Frontiers Investment Trust PLC 1,379
170,851 BlackRock Latin American Investment Trust
PLC ....................... 675
187,000
Fidelity Asian Values PLC ........... 1,205
651,970
Fidelity China Special Situations PLC ... 2,247
382,163
Fidelity Emerging Markets Ltd. ........ 3,521
386,000
INVESCO Asia Dragon Trust PLC ..... 1,680
9,300
iShares China Large-Cap ETF ......... 333
1,166,100
iShares Core MSCI Emerging Markets ETF 62,936
279,700
iShares MSCI India ETF ............. 14,399
22,240
iShares MSCI Taiwan ETF ........... 1,056
42,216
JPMorgan Asia Growth & Income PLC .. 202
369,124
JPMorgan China Growth & Income ..... 1,214
2,769,962 JPMorgan Emerging Markets Investment
Trust PLC ................... 3,770
168,225 JPMorgan Indian Investment Trust PLC
Fund ....................... 2,127
420,069
Mobius Investment Trust PLC Fund ..... 704
76,700
Morgan Stanley China A Share Fund, Inc. 1,003
209,984
Pacific Horizon Investment Trust PLC ... 1,584
554,175
Schroder AsiaPacific Fund PLC ........ 3,736
51,666 Scottish Oriental Smaller Companies Trust
PLC Fund(b) ................. 191
286,799
Templeton Dragon Fund, Inc. ......... 2,782
89,889
Templeton Emerging Markets Fund ..... 1,155
4,787,749 Templeton Emerging Markets Investment
Trust PLC ................... 10,525
140,523
The China Fund, Inc. ............... 1,804
70,242
The Korea Fund, Inc. ............... 1,402
100,000
The Mexico Fund, Inc. .............. 1,423
106,651
The Taiwan Fund, Inc. .............. 3,542
927,035 The Utilico Emerging Markets Trust PLC
Fund ....................... 2,586
1,126,060
Vanguard FTSE Emerging Markets ETF . 50,966
165,709
Vietnam Enterprise Investments Ltd. .... 1,240
237,354
VinaCapital Vietnam Opportunity Fund Ltd. 1,292
27,112
Weiss Korea Opportunity Fund Ltd. ..... 48
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
2,232,746 Xtrackers Harvest CSI 300 China A-Shares
ETF ....................... $ 59,325
250,486
International Fixed Income — 0.33%
309,540
Aberdeen Asian Income Fund Ltd. ...... 843
848,100 JPMorgan Global Emerging Markets Income
Trust PLC Fund ............... 1,451
2,294
Money Market Funds — 1.26%
302,464 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 4.20%^^(d) 302
8,299,822 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.22%(d) .................... 8,299
8,601
Total Investment Companies ......... 261,381
Total Investments (cost $579,090)
— 99.75% 680,352
Other assets in excess of liabilities
— 0.25% 1,722
Net Assets - 100.00% $ 682,074
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2025.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of March
31, 2025.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025.
The Emerging Markets Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Monashee
Investment
Management
LLC Total
Common Stocks ...................................................................................................... 0.72% 60.64% 0.07% — 61.43%
Investment Companies ............................................................................................ 9.55% 0.14% 14.76% 13.87% 38.32%
Other Assets (Liabilities) ........................................................................................ 0.11% 0.02% -0.01% 0.13% 0.25%
Total Net Assets ................................................................................................. 10.38% 60.80% 14.82% 14.00% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2025.
Futures Contracts Purchased*
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future .......... 168 6/20/25 $ 9,331 $ (191)
$ 9,331 $ (191)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (191)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (191)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
103
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.18%
$ 15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 $ 14
10 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 12/10/27 @
100.00 ................................................... 4.68 2/10/28 10
9 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 8/15/27 @ 100.00 ... 5.15 4/17/28 9
10 Discover Card Execution Note Trust, Series 2023-A1, Class - A .............. 4.31 3/15/28 10
10 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 12/18/26
@ 100.00 ................................................ 5.30 12/18/29 10
30 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 9/15/28 @
100.00 ................................................... 4.84 3/15/29 31
10 Hyundai Auto Receivables Trust, Series 2022-C, Class - A4, Callable 2/15/27 @
100.00 ................................................... 5.52 10/16/28 10
10 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 10
15 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 12/15/27
@ 100.00 ................................................ 4.77 4/16/29 15
25 Toyota Auto Receivables Owner Trust, Series 2024-C, Class - A4, Callable 4/15/28
@ 100.00 ................................................ 4.83 11/15/29 25
25 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 25
Total Asset Backed Securities ..................................... 169
Collateralized Mortgage-Backed Securities — 0.62%
20 BANK, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ........... 2.85 10/17/52 18
25 BANK, Series 2022-BNK41, Class - A4 .............................. 3.79(a) 4/15/65 23
20 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 18
10 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 11
15 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 14
10 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 8
10 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 10
25 Benchmark Mortgage Trust, Series 2024-V11, Class AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 26
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 13
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 9
9 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 9
10 Fannie Mae-ACES, Series 2020-M52, Class - A2 ........................ 1.32(a) 10/25/30 8
19 Fannie Mae-ACES, Series 2020-M14, Class - A2 ........................ 1.78 5/25/30 17
16 Fannie Mae-ACES, Series 2018-M1, Class - A2 ......................... 2.99(a) 12/25/27 15
15 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.06(a) 6/25/27 14
19 Fannie Mae-ACES, Series 2019-M5, Class - A2 ......................... 3.27 2/25/29 18
24 Fannie Mae-ACES, Series 2018-M10, Class - A2 ........................ 3.36(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class -
A2, Callable 5/25/30 @ 100.00 ................................. 1.31 5/25/30 17
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class -
A2, Callable 7/25/30 @ 100.00 ................................. 1.38 7/25/30 22
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 15
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 22
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 14
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 8
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 49
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 $ 25
25 GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 24
25 JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3,
Callable 4/15/27 @ 100.00 .................................... 3.14 12/15/49 24
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 24
25 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 24
20 Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class - A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 25
Total Collateralized Mortgage-Backed Securities ...................... 586
U.S. Government Agency Mortgages — 10.42%
18 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 16
17 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 15
40 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 30
13 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 11
19 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 14
14 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 12
19 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 15
18 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 15
19 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 16
35 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 31
37 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 28
18 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 13
18 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 13
18 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 15
31 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 28
36 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 29
33 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 26
35 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 28
18 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 15
20 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 17
36 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 29
16 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 13
21 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 19
11 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 10
36 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 28
37 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 30
36 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 29
18 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 15
18 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 14
39 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 31
20 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 16
20 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 16
20 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 16
42 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 33
41 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 33
20 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 16
17 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 14
15 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 13
4 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 4
19 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 16
16 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 15

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 $ 16
30 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 27
27 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 23
34 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 27
28 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 26
38 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 30
35 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 28
35 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 28
17 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 13
38 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 30
17 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 14
19 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 15
38 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 30
16 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 13
16 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 14
18 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 15
20 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 17
20 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 16
18 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 17
19 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 15
19 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 16
18 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 14
19 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 15
20 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 17
19 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 16
9 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 8
26 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 22
5 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 5
11 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 10
13 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 11
13 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 11
4 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 4
19 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 16
18 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 16
18 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 15
13 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 11
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
14 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 12
8 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 7
20 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 16
21 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 17
21 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 18
18 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 16
13 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 11
7 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 6
18 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 15
36 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 30
11 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 9
6 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 5
9 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 9
12 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 10
14 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 12
20 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 16
4 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 4
21 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 18
16 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 13
5 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 4
20 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 17
12 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 10

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 $ 15
19 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 16
11 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 9
21 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 17
15 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 13
19 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 16
7 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 7
18 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 15
5 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 4
7 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 6
6 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 6
7 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 7
11 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 9
19 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 17
5 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 5
5 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 4
20 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 17
20 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 18
12 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 10
6 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 5
9 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 8
21 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 18
3 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 3
17 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 16
12 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 11
20 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 18
8 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 7
6 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 5
5 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 4
8 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 7
4 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 4
8 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 7
23 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
10 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 9
6 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 5
10 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 9
7 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 6
7 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 7
23 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 21
4 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
7 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 6
20 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 18
8 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 7
5 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 4
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
5 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 5
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 3
4 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 3
9 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 8
8 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 7
5 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 5
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 3
8 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 7
3 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
5 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 4
11 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 11
7 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 6
6 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 6
6 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 11 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 $ 10
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
24 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 22
5 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 5
5 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 5
7 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 6
20 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 17
1 Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 1
4 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
8 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 7
16 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 14
5 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 5
4 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
6 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 6
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 4
12 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 10
3 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
21 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 19
7 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 7
12 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 11
7 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 7
6 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 5
6 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 6
7 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 6
6 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 5
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
5 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 5
1 Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 1
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 3
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 3
2 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
7 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 7
4 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 3
10 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 10
5 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5
4 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
4 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 4
4 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 3
2 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 2
2 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 2
5 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 5
2 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
7 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 6
8 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 7
8 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 8
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
3 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 3
5 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 4
5 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 4
8 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 7
22 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 21
22 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 19
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 3
5 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 4
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
5 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 4
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 $ 3
4 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
3 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 2
5 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 4
8 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 8
2 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 2
41 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 37
3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 3
3 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 2
3 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
4 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 3
6 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 6
8 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 7
2 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 2
7 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 7
4 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 3
13 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 12
2 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 2
3 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 2
2 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 2
2 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 2
21 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 20
3 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 2
3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 3
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
8 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 7
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 7
6 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 5
3 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 3
4 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 4
6 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 6
3 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 2
— Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 —
2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 2
2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
4 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 4
2 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
4 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 3
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 3
3 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 2
3 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 3
6 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 6
8 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 8
6 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 6
23 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 21
3 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 3
5 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 4
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 3
5 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
10 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 9
5 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 4
4 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 4
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
5 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 5
10 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 9
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 2

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 $ 2
9 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 8
3 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 3
18 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 18
40 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 38
3 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 3
4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 4
1 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 1
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
14 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 13
4 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 4
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
7 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 7
15 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 15
22 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 22
2 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 2
3 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 3
25 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 24
23 Fannie Mae, Pool #MA5164 ....................................... 5.00 10/1/53 22
3 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 3
20 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 20
24 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 24
22 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 22
22 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 22
20 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 20
22 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 22
22 Fannie Mae, Pool #MA5215 ....................................... 5.50 12/1/53 22
3 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 3
42 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 43
22 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 22
24 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 25
23 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 24
9 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 9
21 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 21
22 Fannie Mae, Pool #MA5389 ....................................... 6.00 6/1/54 22
23 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 23
21 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 21
20 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 21
20 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 21
23 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 23
43 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 45
36 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 37
50 Fannie Mae, 15 YR TBA ......................................... 1.50 4/25/40 45
25 Fannie Mae, 15 YR TBA ......................................... 4.00 4/25/40 24
25 Fannie Mae, 15 YR TBA ......................................... 4.50 4/25/40 25
25 Fannie Mae, 15 YR TBA ......................................... 5.00 4/25/40 25
50 Fannie Mae, 30 YR TBA ......................................... 2.00 4/25/55 40
25 Fannie Mae, 30 YR TBA ......................................... 2.50 4/25/55 21
25 Fannie Mae, 30 YR TBA ......................................... 3.00 4/25/55 22
25 Fannie Mae, 30 YR TBA ......................................... 3.50 4/25/55 23
50 Fannie Mae, 30 YR TBA ......................................... 4.00 4/25/55 48
50 Fannie Mae, 30 YR TBA ......................................... 4.50 4/25/55 49
25 Fannie Mae, 30 YR TBA ......................................... 4.50 5/25/55 24
25 Fannie Mae, 30 YR TBA ......................................... 5.00 4/25/55 24
25 Fannie Mae, 30 YR TBA ......................................... 5.50 5/25/55 25
25 Fannie Mae, 30 YR TBA ......................................... 5.50 4/25/55 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 4/25/55 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 5/25/55 25
50 Fannie Mae, 30 YR TBA ......................................... 6.50 4/25/55 53

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 25 Fannie Mae, 30 YR TBA ......................................... 7.00 4/25/55 $ 26
18 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 16
40 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 30
18 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 16
16 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 14
14 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 13
39 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 29
18 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 15
11 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 10
40 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 32
42 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 33
20 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 16
42 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 33
20 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 16
35 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 28
18 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 15
20 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 16
20 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 16
16 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 13
18 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 16
38 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 30
42 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 34
21 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 16
38 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 31
21 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 17
17 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 14
41 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 33
18 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 15
38 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 31
17 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 14
16 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 14
13 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 12
35 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 28
25 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 23
16 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 14
36 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 29
19 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 15
15 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 14
21 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 17
33 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 30
19 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 15
19 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 15
19 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 15
16 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 14
37 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 30
19 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 15
16 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 13
36 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 29
21 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 18
19 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 16
18 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 15
36 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 31
27 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 23
20 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 17
19 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 15
15 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 12
28 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 24
19 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 16
39 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 33

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 $ 15
19 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 16
41 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 34
15 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 13
18 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 15
14 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 12
19 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 16
12 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 10
5 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 5
18 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 16
9 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 8
6 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 5
21 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 17
11 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 9
21 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 18
42 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 35
14 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 12
17 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 14
13 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 11
22 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 20
41 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 34
14 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 11
14 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 12
20 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 16
34 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 29
28 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 23
13 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 11
20 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
18 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 16
11 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 10
6 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 5
10 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 9
4 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 4
8 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 7
14 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 12
9 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 8
6 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 6
5 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 4
6 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 5
20 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 18
20 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 17
12 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 11
12 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 10
7 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 7
9 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 8
33 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 29
29 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 27
3 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 3
3 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 3
7 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 6
20 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 18
21 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 19
3 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3
12 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 11
4 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 4
3 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 3
5 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 5
4 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 3
3 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 2

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 $ 6
6 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 6
6 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 5
10 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 9
4 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 4
2 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 2
45 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 42
43 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 41
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
6 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 5
6 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 6
4 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 4
2 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 2
12 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 11
21 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 20
6 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 6
6 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 6
45 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 44
22 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 21
23 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 22
21 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 20
2 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 2
45 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 45
25 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 24
23 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 23
25 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 24
22 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 21
23 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 23
6 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 6
22 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 22
23 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 22
24 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 24
22 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 22
23 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 23
21 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 21
24 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 24
23 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 23
24 Freddie Mac, Pool #SD8469 ....................................... 5.50 10/1/54 24
44 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 45
23 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 23
22 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 22
21 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 21
22 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 22
24 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 24
21 Freddie Mac, Pool #SD8409 ....................................... 6.00 3/1/54 21
22 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 22
23 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 23
24 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 25
20 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 20
42 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 43
21 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 21
20 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 21
20 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 20
23 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 23
21 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 22
22 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 23
18 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 19
22 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 23
35 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 36

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 19 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 $ 20
7 Freddie Mac Gold, Pool #G07445 ................................... 2.50 7/1/43 6
4 Freddie Mac Gold, Pool #G18687 ................................... 2.50 5/1/33 4
7 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 6
7 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 6
4 Freddie Mac Gold, Pool #G08803 ................................... 3.00 3/1/48 4
6 Freddie Mac Gold, Pool #G61680 ................................... 3.00 4/1/47 5
4 Freddie Mac Gold, Pool #G08635 ................................... 3.00 4/1/45 3
3 Freddie Mac Gold, Pool #G18601 ................................... 3.00 5/1/31 3
5 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 5
2 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 2
8 Freddie Mac Gold, Pool #G18663 ................................... 3.00 10/1/32 7
10 Freddie Mac Gold, Pool #G08737 ................................... 3.00 12/1/46 9
14 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 13
5 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 4
3 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 3
6 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 6
3 Freddie Mac Gold, Pool #G08770 ................................... 3.50 7/1/47 3
6 Freddie Mac Gold, Pool #G08784 ................................... 3.50 10/1/47 5
7 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 6
4 Freddie Mac Gold, Pool #J30284 .................................... 3.50 11/1/29 4
4 Freddie Mac Gold, Pool #V83453 ................................... 3.50 10/1/47 4
6 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 6
14 Freddie Mac Gold, Pool #G08554 ................................... 3.50 10/1/43 13
6 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 5
13 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 12
6 Freddie Mac Gold, Pool #Q43933 ................................... 3.50 10/1/46 5
4 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 4
3 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 3
— Freddie Mac Gold, Pool #J14069 .................................... 3.50 1/1/26 —
4 Freddie Mac Gold, Pool #C91395 ................................... 4.00 9/1/31 4
8 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 7
4 Freddie Mac Gold, Pool #G08801 ................................... 4.00 2/1/48 3
6 Freddie Mac Gold, Pool #G08775 ................................... 4.00 8/1/47 6
4 Freddie Mac Gold, Pool #G08771 ................................... 4.00 7/1/47 3
8 Freddie Mac Gold, Pool #G08606 ................................... 4.00 9/1/44 8
8 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 7
4 Freddie Mac Gold, Pool #Q52321 ................................... 4.50 11/1/47 4
4 Freddie Mac Gold, Pool #Q58217 ................................... 4.50 9/1/48 4
3 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 3
11 Freddie Mac Gold, Pool #G01890 ................................... 4.50 10/1/35 11
12 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 12
4 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 4
7 Freddie Mac Gold, Pool #G04817 ................................... 5.00 9/1/38 7
7 Freddie Mac Gold, Pool #G01962 ................................... 5.00 12/1/35 7
3 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 3
7 Freddie Mac Gold, Pool #G05904 ................................... 5.00 9/1/39 7
10 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 11
7 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 8
— Freddie Mac Gold, Pool #C90989 ................................... 6.00 9/1/26 —
20 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 17
33 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 27
18 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 15
20 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 16
38 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 31
16 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 13
29 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 24
17 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 14
30 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 24

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 $ 17
16 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 13
17 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 14
20 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 16
36 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 29
19 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 15
19 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 16
20 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 17
17 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 14
16 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 13
16 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 14
1 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
38 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 32
37 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 32
30 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 25
28 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 24
37 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 32
18 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 15
36 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 30
35 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 30
4 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
8 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 7
20 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 17
6 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 5
20 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 17
12 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 10
4 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 4
30 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 26
21 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 18
17 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 14
12 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 10
11 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 10
9 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 8
7 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 6
6 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 5
5 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 4
7 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 7
7 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 7
18 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 16
9 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 8
6 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 6
19 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 17
13 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 11
20 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 18
4 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 4
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
16 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 14
5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 4
12 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 11
4 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
11 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 10
10 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 9
5 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 4
9 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 8
14 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 13
6 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 6
7 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 6
5 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 5
4 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 13 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 $ 12
9 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 8
6 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 5
9 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 8
7 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 6
7 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 6
5 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 5
7 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 6
2 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 2
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
5 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 4
6 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 6
6 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 6
7 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 7
8 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 8
5 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 5
20 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 19
3 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 3
6 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 6
3 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 3
5 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 5
12 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 11
6 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 6
6 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 6
7 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 6
7 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 6
7 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 6
4 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 4
14 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 13
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
2 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 2
6 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 5
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
6 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 5
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 4
6 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 6
4 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 3
7 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 6
7 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 6
5 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 5
4 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 3
7 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 6
5 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 4
8 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 7
2 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 2
2 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 2
21 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 20
7 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 6
5 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 5
2 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
6 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 5
3 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 2
3 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 2
3 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 2
3 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 2
3 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 3
5 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 5
2 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 2
22 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 21

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 $ 3
8 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 8
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 4
23 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 22
23 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 22
3 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 2
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
5 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 5
2 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 2
4 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 4
24 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 23
4 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 4
7 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 7
2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 2
25 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 24
23 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 22
22 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 21
20 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 19
12 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 12
2 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 2
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
9 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 9
23 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 22
22 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 21
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2
12 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 12
25 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 24
25 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 24
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
23 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 22
3 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 3
46 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 46
2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 2
21 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 21
24 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 24
22 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 22
22 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 22
21 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 21
25 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 25
22 Government National Mortgage Association, Pool #MA9541 ................ 5.50 3/20/54 22
18 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 18
24 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 25
18 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 18
25 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 25
21 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 22
19 Government National Mortgage Association, Pool #MA9542 ................ 6.00 3/20/54 20
42 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 44
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 4/20/55 20
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 4/20/55 22
50 Government National Mortgage Association, 30 YR TBA .................. 3.50 4/20/55 47
25 Government National Mortgage Association, 30 YR TBA .................. 4.00 4/20/55 23
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 4/20/55 24
25 Government National Mortgage Association, 30 YR TBA .................. 5.00 5/20/55 25
25 Government National Mortgage Association, 30 YR TBA .................. 5.00 4/20/55 25
75 Government National Mortgage Association, 30 YR TBA .................. 5.50 4/20/55 76
25 Government National Mortgage Association, 30 YR TBA .................. 6.00 4/20/55 25
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 4/20/55 26

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 25 Government National Mortgage Association, 30 YR TBA .................. 7.00 4/20/55 $ 26
Total U.S. Government Agency Mortgages ........................... 9,875
U.S. Government Agency Securities — 0.35%
25 Fannie Mae ................................................... 0.75 10/8/27 23
25 Fannie Mae, Callable 6/18/25 @ 100.00 ............................... 0.88 12/18/26 24
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 23
28 Federal Farm Credit Banks Funding Corp., Callable 4/10/25 @ 100.00 ......... 1.55 7/26/30 24
30 Federal Farm Credit Banks Funding Corp. ............................. 4.13 1/25/27 31
20 Federal Farm Credit Banks Funding Corp., Callable 9/12/25 @ 100.00 ......... 5.34 3/12/35 20
30 Federal Home Loan Banks, Callable 5/26/25 @ 100.00 .................... 0.90 2/26/27 28
25 Federal Home Loan Banks ........................................ 3.25 11/16/28 24
25 Federal Home Loan Banks ........................................ 4.75 4/9/27 25
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
25 Freddie Mac, Callable 6/27/25 @ 100.00 .............................. 4.88 9/27/29 25
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 11
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 9
Total U.S. Government Agency Securities ............................ 329
Corporate Bonds — 12.95%
155 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 136
8 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 8
15 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 11
30 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 23
80 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 61
65 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 55
10 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 9
160 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 150
160 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 147
175 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 118
55 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 46
95 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 81
470 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 413
40 Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00  ............... 3.42 (TSFR3M + 130
bps)(c) 12/20/28 39
150 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 146
55 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 49
40 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 35
55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 36
100 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 81
165 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 154
110 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 97
75 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 64
5 Capital One Financial Corp. (Consumer Finance), Callable 7/26/29 @ 100.00  ... 5.46 (SOFR + 156
bps)(c) 7/26/30 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 155 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(c) 2/1/29 $ 158
119 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 99
35 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 32
200 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 173
45 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 39
60 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 4/14/25 @
102.25  .................................................. 4.50 10/1/29 58
235 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 214
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 171
90 Citigroup, Inc. (Banks), Callable 9/29/25 @ 100.00  ...................... 5.61 (SOFR + 155
bps)(c) 9/29/26 90
155 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 151
155 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 118
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 22
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 9
10 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 10
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 35
110 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 107
10 Constellation Energy Generation LLC (Beverages), Callable 9/15/53 @ 100.00  .. 5.75 3/15/54 10
15 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 16
80 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 72
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 125
100 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 99
85 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 76
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 52
80 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 76
116 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 108
5 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 4
53 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 50
85 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 97
41 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 32
35 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 36
35 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 36
15 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 13
160 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 159
20 EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00  ...................... 4.80 5/15/33 20
15 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 13
60 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 53
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 83
110 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 116
99 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 90
148 FedEx Corp. Pass Through Trust, Series 2020-1 (Air Freight & Logistics)   ...... 1.88 2/20/34 125
65 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 67
120 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 99
200 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 199
28 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 28
150 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 153
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 60
66 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 57

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 $ 70
20 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 20
50 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 51
65 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 65
70 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 49
30 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 29
25 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 21
35 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 36
420 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 368
135 JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00  ................ 4.01 (TSFR3M + 138
bps)(c) 4/23/29 132
100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 93
30 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 28
50 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 46
30 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 31
105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 105
20 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 19
55 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 48
75 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 70
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 71
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 26
35 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 32
215 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
5/4/25 @ 100.00  ........................................... 4.25 9/1/25 214
120 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 97
27 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 25
48 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 50
92 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(c) 1/22/31 83
310 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 271
90 Morgan Stanley (Capital Markets), Callable 7/22/27 @ 100.00  .............. 3.59 (US0003M +
134 bps)(c) 7/22/28 88
45 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 45
30 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 31
95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 99
25 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 30
80 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 79
100 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 91
70 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 70
65 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 58
52 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 53
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 60
10 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 9
28 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 28
95 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 75
165 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 165
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 70
50 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 42
10 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 10

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 $ 62
140 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 144
63 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 72
55 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 48
20 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 20
15 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 17
30 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 24
117 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 117
95 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 94
30 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 26
65 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 64
115 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 101
80 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 70
65 Sabra Health Care LP (Health Care REITs), Callable 5/15/26 @ 100.00  ........ 5.13 8/15/26 65
45 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 45
70 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 62
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 66
80 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 66
104 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/25 @ 100.00  .......... 2.40 6/15/25 103
40 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 40
45 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 48
15 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 16
300 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 256
100 The Goldman Sachs Group, Inc. (Capital Markets), Callable 4/23/28 @ 100.00  .. 3.81 (TSFR3M + 142
bps)(c) 4/23/29 98
55 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 47
25 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 25
25 The PNC Financial Services Group, Inc. (Banks), Callable 6/12/28 @ 100.00  ... 5.58 (SOFR + 184
bps)(c) 6/12/29 26
125 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 128
60 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 59
40 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 36
40 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 40
70 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 68
65 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 64
95 Truist Financial Corp. (Banks), Callable 6/8/33 @ 100.00  .................. 5.87 (SOFR + 236
bps)(c) 6/8/34 98
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 24
23 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 21
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 22
10 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/53 @
100.00  .................................................. 5.38 4/15/54 9
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 1/15/44 @
100.00  .................................................. 5.50 7/15/44 24
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/63 @
100.00  .................................................. 5.50 4/15/64 24
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 75
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 61
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 40
20 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 13

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 227 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 $ 175
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 64
20 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 19
75 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 66
145 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 143
190 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(c) 7/25/34 193
55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 63
Total Corporate Bonds .......................................... 12,278
U.S. Treasury Obligations — 23.72%
53 U.S. Treasury Bond ............................................. 1.13 8/15/40 33
50 U.S. Treasury Bond ............................................. 1.13 5/15/40 32
65 U.S. Treasury Bond ............................................. 1.25 5/15/50 32
135 U.S. Treasury Bond ............................................. 1.38 8/15/50 69
133 U.S. Treasury Bond ............................................. 1.38 11/15/40 86
140 U.S. Treasury Bond ............................................. 1.63 11/15/50 76
100 U.S. Treasury Bond ............................................. 1.75 8/15/41 68
96 U.S. Treasury Bond ............................................. 1.88 2/15/51 56
140 U.S. Treasury Bond ............................................. 1.88 2/15/41 98
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 85
96 U.S. Treasury Bond ............................................. 2.00 2/15/50 58
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 102
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 95
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 109
11 U.S. Treasury Bond ............................................. 2.25 8/15/49 7
117 U.S. Treasury Bond ............................................. 2.25 8/15/46 79
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 74
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 72
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 82
81 U.S. Treasury Bond ............................................. 2.38 11/15/49 54
80 U.S. Treasury Bond ............................................. 2.50 2/15/46 57
75 U.S. Treasury Bond ............................................. 2.50 5/15/46 53
55 U.S. Treasury Bond ............................................. 2.50 2/15/45 40
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 58
10 U.S. Treasury Bond ............................................. 2.75 11/15/42 8
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 40
50 U.S. Treasury Bond ............................................. 2.88 8/15/45 38
65 U.S. Treasury Bond ............................................. 2.88 11/15/46 49
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 59
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 69
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 107
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 72
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 38
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 86
50 U.S. Treasury Bond ............................................. 3.00 11/15/45 39
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 42
85 U.S. Treasury Bond ............................................. 3.00 11/15/44 67
75 U.S. Treasury Bond ............................................. 3.00 2/15/47 58
30 U.S. Treasury Bond ............................................. 3.00 5/15/45 24
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 21
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 18
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 62
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 74

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 125 U.S. Treasury Bond ............................................. 3.25 5/15/42 $ 106
25 U.S. Treasury Bond ............................................. 3.38 5/15/44 21
10 U.S. Treasury Bond ............................................. 3.38 11/15/48 8
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 9
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 7
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 83
135 U.S. Treasury Bond ............................................. 3.63 5/15/53 114
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 66
90 U.S. Treasury Bond ............................................. 3.63 2/15/44 79
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 30
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 67
35 U.S. Treasury Bond ............................................. 3.88 5/15/43 32
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 27
10 U.S. Treasury Bond ............................................. 3.88 8/15/40 9
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 66
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 23
30 U.S. Treasury Bond ............................................. 4.13 8/15/44 28
135 U.S. Treasury Bond ............................................. 4.13 8/15/53 124
75 U.S. Treasury Bond ............................................. 4.25 11/15/40 73
130 U.S. Treasury Bond ............................................. 4.25 2/15/54 123
50 U.S. Treasury Bond ............................................. 4.25 8/15/54 47
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 25
25 U.S. Treasury Bond ............................................. 4.38 11/15/39 25
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 15
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 34
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 29
105 U.S. Treasury Bond ............................................. 4.50 11/15/54 103
50 U.S. Treasury Bond ............................................. 4.50 2/15/36 51
30 U.S. Treasury Bond ............................................. 4.50 2/15/44 30
130 U.S. Treasury Bond ............................................. 4.63 5/15/54 130
80 U.S. Treasury Bond ............................................. 4.63 2/15/55 81
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 36
30 U.S. Treasury Bond ............................................. 4.63 11/15/44 30
30 U.S. Treasury Bond ............................................. 4.63 5/15/44 30
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 26
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 72
30 U.S. Treasury Bond ............................................. 4.75 2/15/45 31
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 26
80 U.S. Treasury Bond ............................................. 4.75 11/15/53 82
40 U.S. Treasury Bond ............................................. 5.00 5/15/37 43
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 43
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 27
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 63
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 39
55 U.S. Treasury Note .............................................. 0.38 7/31/27 51
35 U.S. Treasury Note .............................................. 0.38 9/30/27 32
40 U.S. Treasury Note .............................................. 0.50 4/30/27 37
30 U.S. Treasury Note .............................................. 0.50 6/30/27 28
20 U.S. Treasury Note .............................................. 0.50 8/31/27 18
50 U.S. Treasury Note .............................................. 0.50 10/31/27 46
25 U.S. Treasury Note .............................................. 0.63 3/31/27 23
250 U.S. Treasury Note .............................................. 0.63 8/15/30 210
45 U.S. Treasury Note .............................................. 0.63 11/30/27 41
20 U.S. Treasury Note .............................................. 0.63 12/31/27 18
110 U.S. Treasury Note .............................................. 0.63 7/31/26 105
195 U.S. Treasury Note .............................................. 0.63 5/15/30 165
100 U.S. Treasury Note .............................................. 0.75 5/31/26 96
55 U.S. Treasury Note .............................................. 0.75 1/31/28 50

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 27 U.S. Treasury Note .............................................. 0.75 8/31/26 $ 26
145 U.S. Treasury Note .............................................. 0.88 9/30/26 139
185 U.S. Treasury Note .............................................. 0.88 11/15/30 156
20 U.S. Treasury Note .............................................. 0.88 6/30/26 19
85 U.S. Treasury Note .............................................. 1.00 7/31/28 77
110 U.S. Treasury Note .............................................. 1.13 2/29/28 102
60 U.S. Treasury Note .............................................. 1.13 2/28/27 57
126 U.S. Treasury Note .............................................. 1.13 2/15/31 107
125 U.S. Treasury Note .............................................. 1.13 8/31/28 114
120 U.S. Treasury Note .............................................. 1.13 10/31/26 115
90 U.S. Treasury Note .............................................. 1.25 4/30/28 83
45 U.S. Treasury Note .............................................. 1.25 5/31/28 41
145 U.S. Treasury Note .............................................. 1.25 12/31/26 138
65 U.S. Treasury Note .............................................. 1.25 6/30/28 60
130 U.S. Treasury Note .............................................. 1.25 3/31/28 120
155 U.S. Treasury Note .............................................. 1.25 8/15/31 131
120 U.S. Treasury Note .............................................. 1.25 9/30/28 110
150 U.S. Treasury Note .............................................. 1.25 11/30/26 144
105 U.S. Treasury Note .............................................. 1.38 12/31/28 96
137 U.S. Treasury Note .............................................. 1.38 11/15/31 116
120 U.S. Treasury Note .............................................. 1.38 10/31/28 110
85 U.S. Treasury Note .............................................. 1.50 11/30/28 78
150 U.S. Treasury Note .............................................. 1.50 1/31/27 144
83 U.S. Treasury Note .............................................. 1.50 2/15/30 74
140 U.S. Treasury Note .............................................. 1.50 8/15/26 135
45 U.S. Treasury Note .............................................. 1.63 9/30/26 43
80 U.S. Treasury Note .............................................. 1.63 5/15/31 70
50 U.S. Treasury Note .............................................. 1.63 5/15/26 49
20 U.S. Treasury Note .............................................. 1.75 12/31/26 19
40 U.S. Treasury Note .............................................. 1.75 11/15/29 36
140 U.S. Treasury Note .............................................. 1.75 1/31/29 129
65 U.S. Treasury Note .............................................. 1.88 2/28/29 60
25 U.S. Treasury Note .............................................. 1.88 6/30/26 24
222 U.S. Treasury Note .............................................. 1.88 2/15/32 193
105 U.S. Treasury Note .............................................. 1.88 2/28/27 101
75 U.S. Treasury Note .............................................. 1.88 7/31/26 73
140 U.S. Treasury Note .............................................. 2.00 11/15/26 136
85 U.S. Treasury Note .............................................. 2.13 5/31/26 83
130 U.S. Treasury Note .............................................. 2.25 2/15/27 126
145 U.S. Treasury Note .............................................. 2.25 8/15/27 140
130 U.S. Treasury Note .............................................. 2.25 11/15/27 125
35 U.S. Treasury Note .............................................. 2.38 5/15/29 33
35 U.S. Treasury Note .............................................. 2.38 3/31/29 33
105 U.S. Treasury Note .............................................. 2.38 5/15/27 102
40 U.S. Treasury Note .............................................. 2.50 3/31/27 39
15 U.S. Treasury Note .............................................. 2.63 7/31/29 14
165 U.S. Treasury Note .............................................. 2.63 2/15/29 157
45 U.S. Treasury Note .............................................. 2.63 5/31/27 44
80 U.S. Treasury Note .............................................. 2.75 2/15/28 78
46 U.S. Treasury Note .............................................. 2.75 7/31/27 45
60 U.S. Treasury Note .............................................. 2.75 5/31/29 57
75 U.S. Treasury Note .............................................. 2.75 4/30/27 73
218 U.S. Treasury Note .............................................. 2.75 8/15/32 199
203 U.S. Treasury Note .............................................. 2.88 5/15/32 188
125 U.S. Treasury Note .............................................. 2.88 8/15/28 121
160 U.S. Treasury Note .............................................. 2.88 5/15/28 155
65 U.S. Treasury Note .............................................. 2.88 4/30/29 62
140 U.S. Treasury Note .............................................. 3.13 11/15/28 136
65 U.S. Treasury Note .............................................. 3.13 8/31/27 64

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 55 U.S. Treasury Note .............................................. 3.13 8/31/29 $ 53
70 U.S. Treasury Note .............................................. 3.25 6/30/27 69
60 U.S. Treasury Note .............................................. 3.25 6/30/29 58
195 U.S. Treasury Note .............................................. 3.38 5/15/33 185
105 U.S. Treasury Note .............................................. 3.38 9/15/27 104
90 U.S. Treasury Note .............................................. 3.50 1/31/28 89
100 U.S. Treasury Note .............................................. 3.50 9/30/29 98
70 U.S. Treasury Note .............................................. 3.50 1/31/30 69
85 U.S. Treasury Note .............................................. 3.50 4/30/28 84
125 U.S. Treasury Note .............................................. 3.50 9/30/26 124
70 U.S. Treasury Note .............................................. 3.50 4/30/30 68
170 U.S. Treasury Note .............................................. 3.50 2/15/33 163
80 U.S. Treasury Note .............................................. 3.63 9/30/31 78
115 U.S. Treasury Note .............................................. 3.63 8/31/29 114
90 U.S. Treasury Note .............................................. 3.63 5/31/28 89
90 U.S. Treasury Note .............................................. 3.63 3/31/28 89
80 U.S. Treasury Note .............................................. 3.63 5/15/26 80
70 U.S. Treasury Note .............................................. 3.63 3/31/30 69
70 U.S. Treasury Note .............................................. 3.75 5/31/30 69
105 U.S. Treasury Note .............................................. 3.75 8/15/27 105
80 U.S. Treasury Note .............................................. 3.75 8/31/31 79
125 U.S. Treasury Note .............................................. 3.75 8/31/26 125
115 U.S. Treasury Note .............................................. 3.75 12/31/28 114
100 U.S. Treasury Note .............................................. 3.75 4/15/26 100
70 U.S. Treasury Note .............................................. 3.75 6/30/30 69
80 U.S. Treasury Note .............................................. 3.75 12/31/30 79
75 U.S. Treasury Note .............................................. 3.88 11/30/29 75
90 U.S. Treasury Note .............................................. 3.88 12/31/27 90
45 U.S. Treasury Note .............................................. 3.88 12/31/29 45
75 U.S. Treasury Note .............................................. 3.88 9/30/29 75
100 U.S. Treasury Note .............................................. 3.88 3/15/28 100
90 U.S. Treasury Note .............................................. 3.88 11/30/27 90
220 U.S. Treasury Note .............................................. 3.88 8/15/33 217
105 U.S. Treasury Note .............................................. 3.88 10/15/27 105
175 U.S. Treasury Note .............................................. 3.88 8/15/34 171
120 U.S. Treasury Note .............................................. 3.88 3/31/27 120
45 U.S. Treasury Note .............................................. 4.00 1/15/27 45
65 U.S. Treasury Note .............................................. 4.00 10/31/29 65
120 U.S. Treasury Note .............................................. 4.00 3/31/30 120
80 U.S. Treasury Note .............................................. 4.00 1/31/31 80
45 U.S. Treasury Note .............................................. 4.00 7/31/30 45
210 U.S. Treasury Note .............................................. 4.00 2/15/34 207
85 U.S. Treasury Note .............................................. 4.00 6/30/28 85
40 U.S. Treasury Note .............................................. 4.00 2/29/28 40
120 U.S. Treasury Note .............................................. 4.00 1/31/29 120
130 U.S. Treasury Note .............................................. 4.00 7/31/29 130
100 U.S. Treasury Note .............................................. 4.00 12/15/27 100
140 U.S. Treasury Note .............................................. 4.00 2/28/30 140
70 U.S. Treasury Note .............................................. 4.13 7/31/31 70
105 U.S. Treasury Note .............................................. 4.13 11/15/27 106
125 U.S. Treasury Note .............................................. 4.13 10/31/29 126
80 U.S. Treasury Note .............................................. 4.13 10/31/31 80
70 U.S. Treasury Note .............................................. 4.13 11/30/31 70
142 U.S. Treasury Note .............................................. 4.13 11/15/32 142
125 U.S. Treasury Note .............................................. 4.13 11/30/29 126
90 U.S. Treasury Note .............................................. 4.13 9/30/27 91
90 U.S. Treasury Note .............................................. 4.13 10/31/27 90
130 U.S. Treasury Note .............................................. 4.13 3/31/29 131
125 U.S. Treasury Note .............................................. 4.13 10/31/26 125

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 80 U.S. Treasury Note .............................................. 4.13 3/31/31 $ 80
75 U.S. Treasury Note .............................................. 4.13 3/31/32 75
75 U.S. Treasury Note .............................................. 4.13 2/29/32 75
80 U.S. Treasury Note .............................................. 4.13 6/15/26 80
120 U.S. Treasury Note .............................................. 4.13 1/31/27 120
120 U.S. Treasury Note .............................................. 4.13 2/28/27 120
85 U.S. Treasury Note .............................................. 4.13 7/31/28 86
105 U.S. Treasury Note .............................................. 4.13 2/15/27 105
70 U.S. Treasury Note .............................................. 4.13 8/31/30 70
130 U.S. Treasury Note .............................................. 4.25 6/30/29 132
100 U.S. Treasury Note .............................................. 4.25 12/31/26 101
100 U.S. Treasury Note .............................................. 4.25 2/15/28 101
100 U.S. Treasury Note .............................................. 4.25 1/15/28 101
120 U.S. Treasury Note .............................................. 4.25 1/31/30 122
125 U.S. Treasury Note .............................................. 4.25 11/30/26 126
125 U.S. Treasury Note .............................................. 4.25 2/28/29 126
80 U.S. Treasury Note .............................................. 4.25 6/30/31 81
50 U.S. Treasury Note .............................................. 4.25 2/28/31 51
105 U.S. Treasury Note .............................................. 4.25 3/15/27 106
190 U.S. Treasury Note .............................................. 4.25 11/15/34 191
75 U.S. Treasury Note .............................................. 4.38 11/30/30 76
100 U.S. Treasury Note .............................................. 4.38 7/31/26 101
75 U.S. Treasury Note .............................................. 4.38 1/31/32 76
85 U.S. Treasury Note .............................................. 4.38 8/15/26 85
110 U.S. Treasury Note .............................................. 4.38 11/30/28 112
170 U.S. Treasury Note .............................................. 4.38 5/15/34 172
90 U.S. Treasury Note .............................................. 4.38 12/15/26 91
105 U.S. Treasury Note .............................................. 4.38 7/15/27 106
95 U.S. Treasury Note .............................................. 4.38 8/31/28 96
125 U.S. Treasury Note .............................................. 4.38 12/31/29 127
130 U.S. Treasury Note .............................................. 4.50 5/31/29 133
80 U.S. Treasury Note .............................................. 4.50 7/15/26 81
80 U.S. Treasury Note .............................................. 4.50 12/31/31 82
110 U.S. Treasury Note .............................................. 4.50 4/15/27 111
230 U.S. Treasury Note .............................................. 4.50 11/15/33 237
110 U.S. Treasury Note .............................................. 4.50 5/15/27 111
105 U.S. Treasury Note .............................................. 4.63 6/15/27 107
95 U.S. Treasury Note .............................................. 4.63 11/15/26 96
125 U.S. Treasury Note .............................................. 4.63 6/30/26 126
130 U.S. Treasury Note .............................................. 4.63 2/15/35 134
130 U.S. Treasury Note .............................................. 4.63 4/30/29 133
90 U.S. Treasury Note .............................................. 4.63 9/15/26 91
85 U.S. Treasury Note .............................................. 4.63 4/30/31 88
100 U.S. Treasury Note .............................................. 4.63 9/30/28 102
75 U.S. Treasury Note .............................................. 4.63 9/30/30 77
90 U.S. Treasury Note .............................................. 4.63 10/15/26 91
65 U.S. Treasury Note .............................................. 4.63 5/31/31 67
130 U.S. Treasury Note .............................................. 4.88 5/31/26 131
160 U.S. Treasury Note .............................................. 4.88 4/30/26 161
75 U.S. Treasury Note .............................................. 4.88 10/31/30 78
105 U.S. Treasury Note .............................................. 4.88 10/31/28 108
Total U.S. Treasury Obligations ................................... 22,480
Yankee Dollars — 0.93%
45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 47
89 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 109
170 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 169

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars (continued)
$ 20 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 $ 13
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 50
60 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 70
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 90
45 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 45
60 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 72
20 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 2/19/33 @ 100.00  4.75 5/19/33 20
95 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 90
25 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 23
50 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 55
9 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 10
20 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 20
Total Yankee Dollars ............................................ 883
Shares
Investment Companies — 50.96%
Domestic Fixed Income — 38.56%
615,296
Vanguard Intermediate-Term Treasury ETF ............................ 36,548
Money Market Funds — 12.40%
95,449
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.24(d) 95
11,659,341
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.22(d) 11,659
11,754
Total Investment Companies ...................................... 48,302
Total Investments (cost $96,969) — 100.13% ......................... 94,902
Liabilities in excess of other assets — (0.13)% ......................... (122)
Net Assets — 100.00% .......................................... $ 94,780
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on March 31, 2025.
(b) Zero Coupon Security. Effective rate shown is as of March 31, 2025.
(c) Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2025.
(d) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR
US0003M—3 Month US Dollar LIBOR

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025 .
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities ......................................................................................... — 0.18% — — 0.18%
Collateralized Mortgage-Backed Securities ........................................................... — 0.62% — — 0.62%
U.S. Government Agency Mortgages .................................................................... — 10.42% — — 10.42%
U.S. Government Agency Securities ..................................................................... — 0.35% — — 0.35%
Corporate Bonds ..................................................................................................... 12.95% — — — 12.95%
U.S. Treasury Obligations ...................................................................................... — 23.72% — — 23.72%
Yankee Dollars ....................................................................................................... 0.93% — — — 0.93%
Investment Companies ........................................................................................... 0.10% 0.94% 46.73% 3.19% 50.96%
Other Assets (Liabilities) ........................................................................................ 0.15% -0.65% 0.36% 0.01% -0.13%
Total Net Assets ................................................................................................. 14.13% 35.58% 47.09% 3.20% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2025.
Futures Contracts Purchased*
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future .................. 67 6/18/25 $ 7,452 $ 102
30 Year US Treasury Bond Future .................. 25 6/18/25 2,932 34
$ 10,384 $ 136
Total Unrealized Appreciation ..................... $ 136
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 136
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
128
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stocks — 0.61%
1,740,900
ACC Claims Holding LLC (Communications Equipment) ^(a)(b) ............ $ –
1,310
Blackstone, Inc. (Capital Markets) .................................. 183
2,096
KKR & Co., Inc. (Capital Markets) .................................. 242
197,817
Petershill Partners PLC (Capital Markets) ............................. 608
4,190
The Carlyle Group, Inc. (Capital Markets) ............................. 183
Total Common Stocks ........................................... 1,216
Investment Companies — 96.69%
Domestic Equity Funds — 24.00%
84,680
iShares Core S&P 500 ETF ........................................ 47,582
International Equity Funds — 9.33%
928,117
Apax Global Alpha Ltd. .......................................... 1,409
15,615
CT Private Equity Trust PLC ....................................... 93
146,343
HarbourVest Global Private Equity Ltd. ............................... 4,815
166,858
ICG Enterprise Trust PLC ......................................... 2,715
151,000
NB Private Equity Partners Ltd. Fund ................................ 2,949
161,011
Oakley Capital Investments Ltd. .................................... 979
101,009
Partners Group Private Equity Ltd. .................................. 1,125
1,136,374
The Pantheon International PLC Fund ................................ 4,396
18,481
Money Market Funds — 63.36%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 4.20(c) 1,177
124,416,672
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.22(c) 124,416
28,108 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 4.04(c) 28
125,621
Total Investment Companies ...................................... 191,684
Total Investments (cost $196,577) — 97.30% ......................... 192,900
Other assets in excess of liabilities — 2.70% .......................... 5,361
Net Assets — 100.00% .......................................... $ 198,261
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of March 31, 2025.
^^ Purchased with cash collateral held from securities lending.
(a) Security was valued using significant unobservable inputs as of March 31, 2025.
(b) Escrow security due to bankruptcy.
(c) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025.
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... 0.61% — — 0.61%
Investment Companies ..................................................................................................................... 9.34% 86.75% 0.60% 96.69%
Other Assets (Liabilities) ................................................................................................................. 0.09% 3.18% -0.57% 2.70%
Total Net Assets 10.04% 89.93% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2025.
Futures Contracts Purchased*
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 410 6/18/25 $ 45,600 $ 622
5 Year US Treasury Note Future .............................. 563 6/30/25 60,892 682
E-Mini S&P 500 Future .................................... 30 6/20/25 8,480 106
$ 114,972 $ 1,410
Total Unrealized Appreciation ..................... $ 1,410
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 1,410
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
March 31,
2025 (%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 43
Daily 5.00 12/20/2029
3.64 $ 76,000 $ (3,890) $ (3,916) $ 26
$ (3,890) $ (3,916) $ 26
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative.
The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
131
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 0.69%
$ 350 Fannie Mae ................................................... 0.75 10/8/27 $ 324
100 Fannie Mae, Callable 6/18/25 @ 100.00 ............................... 0.88 12/18/26 95
200 Fannie Mae ................................................... 0.88 8/5/30 170
100 Fannie Mae ................................................... 1.88 9/24/26 97
150 Fannie Mae ................................................... 2.13 4/24/26 147
95 Fannie Mae ................................................... 6.25 5/15/29 103
160 Fannie Mae ................................................... 6.63 11/15/30 180
180 Fannie Mae ................................................... 7.25 5/15/30 207
250 Federal Farm Credit Banks Funding Corp., Callable 4/10/25 @ 100.00 ......... 1.00 10/7/26 239
75 Federal Farm Credit Banks Funding Corp., Callable 4/10/25 @ 100.00 ......... 1.24 12/23/30 64
468 Federal Farm Credit Banks Funding Corp., Callable 4/10/25 @ 100.00 ......... 1.55 7/26/30 408
300 Federal Farm Credit Banks Funding Corp. ............................. 4.38 7/6/26 301
200 Federal Farm Credit Banks Funding Corp. ............................. 4.38 6/23/26 201
100 Federal Farm Credit Banks Funding Corp. ............................. 4.50 8/14/26 101
200 Federal Farm Credit Banks Funding Corp. ............................. 4.75 5/28/26 201
70 Federal Home Loan Banks, Callable 4/27/25 @ 100.00 .................... 1.00 7/27/26 67
100 Federal Home Loan Banks ........................................ 1.25 12/21/26 96
300 Federal Home Loan Banks ........................................ 3.25 6/9/28 294
225 Federal Home Loan Banks ........................................ 3.63 9/4/26 224
300 Federal Home Loan Banks ........................................ 4.00 6/30/28 301
100 Federal Home Loan Banks ........................................ 4.00 10/9/26 100
200 Federal Home Loan Banks ........................................ 4.38 6/12/26 201
500 Federal Home Loan Banks ........................................ 4.63 11/17/26 504
100 Federal Home Loan Banks ........................................ 4.75 4/9/27 102
165 Federal Home Loan Banks ........................................ 5.50 7/15/36 180
100 Freddie Mac .................................................. 0.00(a) 11/15/38 52
400 Freddie Mac, Callable 4/27/25 @ 100.00 .............................. 0.80 10/27/26 380
500 Freddie Mac, Callable 6/27/25 @ 100.00 .............................. 4.88 9/27/29 499
250 Freddie Mac .................................................. 6.25 7/15/32 282
180 Freddie Mac .................................................. 6.75 3/15/31 205
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 89
250 Tennessee Valley Authority ........................................ 5.25 2/1/55 250
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 205
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 111
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 159
Total U.S. Government Agency Securities ............................ 7,139
U.S. Treasury Obligations — 46.90%
755 U.S. Treasury Bond ............................................. 1.13 5/15/40 477
900 U.S. Treasury Bond ............................................. 1.13 8/15/40 563
2,820 U.S. Treasury Bond ............................................. 1.25 5/15/50 1,400
1,565 U.S. Treasury Bond ............................................. 1.38 11/15/40 1,017
2,560 U.S. Treasury Bond ............................................. 1.38 8/15/50 1,304
2,570 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,398
2,625 U.S. Treasury Bond ............................................. 1.75 8/15/41 1,778
1,695 U.S. Treasury Bond ............................................. 1.88 2/15/51 983
2,215 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,274
3,315 U.S. Treasury Bond ............................................. 1.88 2/15/41 2,325
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,331
645 U.S. Treasury Bond ............................................. 2.00 2/15/50 390
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,581
3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 1,898
1,260 U.S. Treasury Bond ............................................. 2.25 8/15/46 847
2,350 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,741
1,850 U.S. Treasury Bond ............................................. 2.25 8/15/49 1,193
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,523
1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,395
1,475 U.S. Treasury Bond ............................................. 2.38 11/15/49 976

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 800 U.S. Treasury Bond ............................................. 2.50 5/15/46 $ 567
1,815 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,308
1,135 U.S. Treasury Bond ............................................. 2.50 2/15/46 807
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 812
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 351
2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,692
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,551
2,350 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,732
1,130 U.S. Treasury Bond ............................................. 2.88 8/15/45 865
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,521
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 721
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 654
400 U.S. Treasury Bond ............................................. 3.00 11/15/45 312
955 U.S. Treasury Bond ............................................. 3.00 11/15/44 752
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 915
1,100 U.S. Treasury Bond ............................................. 3.00 5/15/45 862
570 U.S. Treasury Bond ............................................. 3.00 2/15/49 431
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,044
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,108
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 339
1,670 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,243
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 826
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 966
1,030 U.S. Treasury Bond ............................................. 3.13 5/15/48 802
1,205 U.S. Treasury Bond ............................................. 3.13 8/15/44 972
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 835
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 833
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 718
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,127
2,400 U.S. Treasury Bond ............................................. 3.38 11/15/48 1,947
1,695 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,425
1,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 927
3,605 U.S. Treasury Bond ............................................. 3.63 5/15/53 3,037
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,292
2,205 U.S. Treasury Bond ............................................. 3.63 2/15/44 1,928
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,089
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 137
1,275 U.S. Treasury Bond ............................................. 3.88 2/15/43 1,167
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 210
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 834
1,525 U.S. Treasury Bond ............................................. 4.13 8/15/44 1,429
3,015 U.S. Treasury Bond ............................................. 4.13 8/15/53 2,779
2,355 U.S. Treasury Bond ............................................. 4.25 2/15/54 2,219
130 U.S. Treasury Bond ............................................. 4.25 5/15/39 128
550 U.S. Treasury Bond ............................................. 4.25 11/15/40 536
2,675 U.S. Treasury Bond ............................................. 4.25 8/15/54 2,525
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 543
1,180 U.S. Treasury Bond ............................................. 4.38 11/15/39 1,173
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 162
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 533
3,055 U.S. Treasury Bond ............................................. 4.50 11/15/54 3,011
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,161
700 U.S. Treasury Bond ............................................. 4.50 2/15/44 692
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 260
275 U.S. Treasury Bond ............................................. 4.50 2/15/36 283
3,230 U.S. Treasury Bond ............................................. 4.63 5/15/54 3,241
1,450 U.S. Treasury Bond ............................................. 4.63 11/15/44 1,452
450 U.S. Treasury Bond ............................................. 4.63 5/15/44 451
673 U.S. Treasury Bond ............................................. 4.63 2/15/40 687

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 770 U.S. Treasury Bond ............................................. 4.63 2/15/55 $ 775
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 545
1,750 U.S. Treasury Bond ............................................. 4.75 11/15/43 1,788
1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 1,545
1,775 U.S. Treasury Bond ............................................. 4.75 11/15/53 1,814
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 251
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 294
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 445
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 230
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 420
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 304
265 U.S. Treasury Bond ............................................. 6.13 11/15/27 279
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,202
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 105
3 U.S. Treasury Bond ............................................. 6.50 11/15/26 3
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,049
200 U.S. Treasury Bond ............................................. 6.75 8/15/26 207
1,740 U.S. Treasury Note .............................................. 0.38 9/30/27 1,596
285 U.S. Treasury Note .............................................. 0.38 7/31/27 263
2,135 U.S. Treasury Note .............................................. 0.50 8/31/27 1,969
715 U.S. Treasury Note .............................................. 0.50 5/31/27 665
1,940 U.S. Treasury Note .............................................. 0.50 4/30/27 1,809
1,270 U.S. Treasury Note .............................................. 0.50 6/30/27 1,178
2,145 U.S. Treasury Note .............................................. 0.50 10/31/27 1,967
3,210 U.S. Treasury Note .............................................. 0.63 5/15/30 2,715
690 U.S. Treasury Note .............................................. 0.63 3/31/27 647
3,895 U.S. Treasury Note .............................................. 0.63 8/15/30 3,266
3,245 U.S. Treasury Note .............................................. 0.63 12/31/27 2,971
135 U.S. Treasury Note .............................................. 0.63 11/30/27 124
2,345 U.S. Treasury Note .............................................. 0.75 8/31/26 2,242
2,990 U.S. Treasury Note .............................................. 0.75 5/31/26 2,879
2,860 U.S. Treasury Note .............................................. 0.75 4/30/26 2,761
3,650 U.S. Treasury Note .............................................. 0.75 1/31/28 3,344
4,775 U.S. Treasury Note .............................................. 0.88 11/15/30 4,029
1,640 U.S. Treasury Note .............................................. 0.88 6/30/26 1,578
2,030 U.S. Treasury Note .............................................. 0.88 9/30/26 1,940
3,365 U.S. Treasury Note .............................................. 1.00 7/31/28 3,062
3,635 U.S. Treasury Note .............................................. 1.13 8/31/28 3,315
1,840 U.S. Treasury Note .............................................. 1.13 2/28/27 1,746
4,015 U.S. Treasury Note .............................................. 1.13 2/29/28 3,713
635 U.S. Treasury Note .............................................. 1.13 10/31/26 608
4,420 U.S. Treasury Note .............................................. 1.13 2/15/31 3,761
3,975 U.S. Treasury Note .............................................. 1.25 8/15/31 3,353
2,990 U.S. Treasury Note .............................................. 1.25 9/30/28 2,732
2,820 U.S. Treasury Note .............................................. 1.25 11/30/26 2,699
3,235 U.S. Treasury Note .............................................. 1.25 12/31/26 3,089
1,155 U.S. Treasury Note .............................................. 1.25 4/30/28 1,067
940 U.S. Treasury Note .............................................. 1.25 5/31/28 867
2,515 U.S. Treasury Note .............................................. 1.25 6/30/28 2,313
3,400 U.S. Treasury Note .............................................. 1.38 10/31/28 3,114
450 U.S. Treasury Note .............................................. 1.38 8/31/26 434
4,990 U.S. Treasury Note .............................................. 1.38 11/15/31 4,213
2,650 U.S. Treasury Note .............................................. 1.38 12/31/28 2,417
3,410 U.S. Treasury Note .............................................. 1.50 11/30/28 3,131
2,615 U.S. Treasury Note .............................................. 1.50 1/31/27 2,503
3,685 U.S. Treasury Note .............................................. 1.50 2/15/30 3,287
50 U.S. Treasury Note .............................................. 1.50 8/15/26 48
1,500 U.S. Treasury Note .............................................. 1.63 10/31/26 1,447
4,675 U.S. Treasury Note .............................................. 1.63 5/15/31 4,067

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 2,235 U.S. Treasury Note .............................................. 1.63 8/15/29 $ 2,031
945 U.S. Treasury Note .............................................. 1.63 11/30/26 910
600 U.S. Treasury Note .............................................. 1.63 9/30/26 580
2,835 U.S. Treasury Note .............................................. 1.63 5/15/26 2,760
2,500 U.S. Treasury Note .............................................. 1.75 11/15/29 2,273
2,005 U.S. Treasury Note .............................................. 1.75 12/31/26 1,931
3,005 U.S. Treasury Note .............................................. 1.75 1/31/29 2,775
410 U.S. Treasury Note .............................................. 1.88 6/30/26 399
3,360 U.S. Treasury Note .............................................. 1.88 2/28/27 3,235
1,965 U.S. Treasury Note .............................................. 1.88 2/28/29 1,820
5,070 U.S. Treasury Note .............................................. 1.88 2/15/32 4,402
2,510 U.S. Treasury Note .............................................. 2.00 11/15/26 2,434
1,430 U.S. Treasury Note .............................................. 2.13 5/31/26 1,399
2,985 U.S. Treasury Note .............................................. 2.25 2/15/27 2,895
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,703
2,400 U.S. Treasury Note .............................................. 2.38 3/31/29 2,263
2,510 U.S. Treasury Note .............................................. 2.38 5/15/27 2,432
2,080 U.S. Treasury Note .............................................. 2.38 4/30/26 2,043
2,820 U.S. Treasury Note .............................................. 2.38 5/15/29 2,654
2,650 U.S. Treasury Note .............................................. 2.50 3/31/27 2,579
2,750 U.S. Treasury Note .............................................. 2.63 5/31/27 2,677
355 U.S. Treasury Note .............................................. 2.63 7/31/29 337
2,745 U.S. Treasury Note .............................................. 2.63 2/15/29 2,618
2,655 U.S. Treasury Note .............................................. 2.75 5/31/29 2,536
2,250 U.S. Treasury Note .............................................. 2.75 4/30/27 2,198
2,625 U.S. Treasury Note .............................................. 2.75 2/15/28 2,544
2,760 U.S. Treasury Note .............................................. 2.75 8/15/32 2,524
1,000 U.S. Treasury Note .............................................. 2.75 7/31/27 975
2,600 U.S. Treasury Note .............................................. 2.88 4/30/29 2,497
3,380 U.S. Treasury Note .............................................. 2.88 8/15/28 3,270
3,860 U.S. Treasury Note .............................................. 2.88 5/15/32 3,571
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,905
2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 1,934
1,500 U.S. Treasury Note .............................................. 3.13 8/31/27 1,473
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,338
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,170
2,700 U.S. Treasury Note .............................................. 3.25 6/30/29 2,628
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,168
2,110 U.S. Treasury Note .............................................. 3.38 9/15/27 2,085
1,500 U.S. Treasury Note .............................................. 3.50 4/30/28 1,483
1,000 U.S. Treasury Note .............................................. 3.50 4/30/30 978
2,545 U.S. Treasury Note .............................................. 3.50 1/31/30 2,494
2,000 U.S. Treasury Note .............................................. 3.50 9/30/29 1,964
4,600 U.S. Treasury Note .............................................. 3.50 2/15/33 4,406
2,950 U.S. Treasury Note .............................................. 3.50 1/31/28 2,919
2,600 U.S. Treasury Note .............................................. 3.63 3/31/28 2,581
1,230 U.S. Treasury Note .............................................. 3.63 9/30/31 1,199
2,680 U.S. Treasury Note .............................................. 3.63 5/15/26 2,668
2,750 U.S. Treasury Note .............................................. 3.63 5/31/28 2,727
2,700 U.S. Treasury Note .............................................. 3.63 8/31/29 2,666
1,650 U.S. Treasury Note .............................................. 3.63 3/31/30 1,625
2,520 U.S. Treasury Note .............................................. 3.75 8/31/31 2,476
2,500 U.S. Treasury Note .............................................. 3.75 8/31/26 2,492
2,345 U.S. Treasury Note .............................................. 3.75 12/31/30 2,313
2,050 U.S. Treasury Note .............................................. 3.75 8/15/27 2,043
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,152
2,845 U.S. Treasury Note .............................................. 3.75 4/15/26 2,836
2,500 U.S. Treasury Note .............................................. 3.75 12/31/28 2,486
2,500 U.S. Treasury Note .............................................. 3.88 12/31/27 2,499

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,740 U.S. Treasury Note .............................................. 3.88 12/31/29 $ 1,734
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,759
5,415 U.S. Treasury Note .............................................. 3.88 8/15/34 5,279
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,396
4,605 U.S. Treasury Note .............................................. 3.88 8/15/33 4,513
2,090 U.S. Treasury Note .............................................. 3.88 10/15/27 2,089
2,185 U.S. Treasury Note .............................................. 3.88 3/15/28 2,185
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,754
2,030 U.S. Treasury Note .............................................. 4.00 12/15/27 2,036
2,500 U.S. Treasury Note .............................................. 4.00 7/31/29 2,506
1,950 U.S. Treasury Note .............................................. 4.00 1/31/29 1,955
5,000 U.S. Treasury Note .............................................. 4.00 2/15/34 4,934
2,500 U.S. Treasury Note .............................................. 4.00 2/29/28 2,507
2,800 U.S. Treasury Note .............................................. 4.00 2/28/30 2,807
1,985 U.S. Treasury Note .............................................. 4.00 1/31/31 1,983
3,050 U.S. Treasury Note .............................................. 4.00 1/15/27 3,053
2,030 U.S. Treasury Note .............................................. 4.13 11/15/27 2,042
1,600 U.S. Treasury Note .............................................. 4.13 11/30/31 1,605
3,720 U.S. Treasury Note .............................................. 4.13 11/15/32 3,726
900 U.S. Treasury Note .............................................. 4.13 10/31/31 903
1,700 U.S. Treasury Note .............................................. 4.13 3/31/29 1,712
3,600 U.S. Treasury Note .............................................. 4.13 1/31/27 3,612
1,000 U.S. Treasury Note .............................................. 4.13 2/29/32 1,003
2,790 U.S. Treasury Note .............................................. 4.13 7/31/31 2,801
3,230 U.S. Treasury Note .............................................. 4.13 2/15/27 3,242
1,580 U.S. Treasury Note .............................................. 4.13 6/15/26 1,582
750 U.S. Treasury Note .............................................. 4.13 3/31/31 754
1,750 U.S. Treasury Note .............................................. 4.13 10/31/26 1,754
500 U.S. Treasury Note .............................................. 4.13 10/31/29 504
2,500 U.S. Treasury Note .............................................. 4.13 11/30/29 2,520
1,280 U.S. Treasury Note .............................................. 4.25 3/15/27 1,288
2,425 U.S. Treasury Note .............................................. 4.25 1/31/30 2,456
1,455 U.S. Treasury Note .............................................. 4.25 6/30/31 1,471
2,600 U.S. Treasury Note .............................................. 4.25 6/30/29 2,632
4,115 U.S. Treasury Note .............................................. 4.25 11/15/34 4,128
2,280 U.S. Treasury Note .............................................. 4.25 1/15/28 2,301
2,365 U.S. Treasury Note .............................................. 4.25 2/15/28 2,388
2,750 U.S. Treasury Note .............................................. 4.25 2/28/29 2,783
1,675 U.S. Treasury Note .............................................. 4.25 2/28/31 1,694
2,500 U.S. Treasury Note .............................................. 4.25 12/31/26 2,513
3,000 U.S. Treasury Note .............................................. 4.25 11/30/26 3,015
4,650 U.S. Treasury Note .............................................. 4.38 5/15/34 4,714
850 U.S. Treasury Note .............................................. 4.38 1/31/32 865
1,950 U.S. Treasury Note .............................................. 4.38 12/15/26 1,964
2,220 U.S. Treasury Note .............................................. 4.38 11/30/30 2,260
2,210 U.S. Treasury Note .............................................. 4.38 7/15/27 2,233
1,670 U.S. Treasury Note .............................................. 4.38 8/15/26 1,679
2,500 U.S. Treasury Note .............................................. 4.38 12/31/29 2,545
1,065 U.S. Treasury Note .............................................. 4.50 12/31/31 1,092
2,375 U.S. Treasury Note .............................................. 4.50 5/15/27 2,403
3,320 U.S. Treasury Note .............................................. 4.50 4/15/27 3,358
4,815 U.S. Treasury Note .............................................. 4.50 11/15/33 4,932
1,590 U.S. Treasury Note .............................................. 4.50 7/15/26 1,600
2,265 U.S. Treasury Note .............................................. 4.63 6/15/27 2,300
3,100 U.S. Treasury Note .............................................. 4.63 4/30/29 3,181
1,980 U.S. Treasury Note .............................................. 4.63 5/31/31 2,042
2,805 U.S. Treasury Note .............................................. 4.63 10/15/26 2,833
1,945 U.S. Treasury Note .............................................. 4.63 11/15/26 1,965
1,250 U.S. Treasury Note .............................................. 4.63 2/15/35 1,291

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,750 U.S. Treasury Note .............................................. 4.63 9/15/26 $ 1,766
1,335 U.S. Treasury Note .............................................. 4.63 4/30/31 1,377
3,000 U.S. Treasury Note .............................................. 4.88 5/31/26 3,028
2,340 U.S. Treasury Note .............................................. 4.88 10/31/30 2,441
4,000 U.S. Treasury Note .............................................. 4.88 4/30/26 4,034
Total U.S. Treasury Obligations ................................... 488,298
Shares
Investment Companies — 51.33%
Domestic Fixed Income — 43.78%
682,840
iShares U.S. Treasury Bond ETF .................................... 15,695
7,409,798
Vanguard Intermediate-Term Treasury ETF ............................ 440,141
455,836
Money Market Funds — 7.55%
78,574,579
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.22(b) 78,575
Total Investment Companies ...................................... 534,411
Purchased Options on Futures — 0.03%
Total Purchased Options on Futures ................................ 275
Total Investments (cost $1,037,083) — 98.95% ........................ 1,030,123
Other assets in excess of liabilities — 1.05% .......................... 10,949
Net Assets — 100.00% .......................................... $ 1,041,072
(a) Zero Coupon Security. Effective rate shown is as of March 31, 2025.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March
31, 2025.
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 0.69% — 0.69%
U.S. Treasury Obligations ........................................................................................................................................ 46.90% — 46.90%
Investment Companies ............................................................................................................................................. — 51.33% 51.33%
Purchased Options on Futures ................................................................................................................................. — 0.03% 0.03%
Other Assets (Liabilities) ........................................................................................................................................ 0.45% 0.60% 1.05%
Total Net Assets .................................................................................................................................................. 48.04% 51.96% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of March 31, 2025.
Futures Contracts Purchased*
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,189 6/18/25 $ 132,239 $ 1,804
30 Year US Treasury Bond Future ............................. 497 6/18/25 58,289 677
$ 190,528 $ 2,481
Total Unrealized Appreciation ..................... $ 2,481
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 2,481
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of March 31, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ........................ Put 50 $ 5,600 $ 112.00 5/23/25 $ (18)
US Treasury Bond Future Option ........................ Put 150 16,650 111.00 5/23/25 (38)
US Treasury Bond Future Option ........................ Put 100 11,100 111.00 6/20/25 (48)
US Treasury Bond Future Option ........................ Put 100 11,000 110.00 6/20/25 (34)
US Treasury Bond Future Option ........................ Put 50 5,600 112.00 6/20/25 (34)
$ (172)
Exchanged-traded options on futures contacts purchased as of March 31, 2025 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
US Treasury Bond Future Option ........................ Call 50 $ 6,100 $ 122.00 4/25/25 $ 12
US Treasury Bond Future Option ........................ Call 200 24,200 121.00 4/25/25 72
US Treasury Bond Future Option ........................ Call 150 18,300 122.00 5/23/25 96
US Treasury Bond Future Option ........................ Call 50 6,000 120.00 5/23/25 54
US Treasury Bond Future Option ........................ Call 50 6,050 121.00 5/23/25 41
$ 275

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
139
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 69.21%
$ 1,949 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 1,714
435 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 425
232 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 168
615 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 463
1,180 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 901
1,110 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 942
300 Amgen, Inc. (Biotechnology), Callable 9/2/62 @ 100.00  .................. 5.75 3/2/63 290
2,065 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 1,899
385 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 362
335 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 2/8/62 @
100.00  .................................................. 4.10 8/8/62 268
1,970 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 1,815
2,890 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 1,949
700 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 584
255 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 211
600 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 510
6,575 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 5,790
2,000 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 1,946
790 Bank of America Corp. (Banks), Callable 9/15/33 @ 100.00  ................ 5.87 (SOFR + 184
bps)(a) 9/15/34 825
1,100 BAT Capital Corp. (Tobacco), Callable 12/25/30 @ 100.00  ................. 2.73 3/25/31 975
765 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 660
1,005 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 649
1,060 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 863
150 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 8/22/63 @ 100.00  ....... 5.65 2/22/64 147
2,925 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 2,738
1,705 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 1,510
500 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(a) 11/2/32 425
3,780 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(a) 2/1/29 3,843
1,810 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 1,502
570 CF Industries, Inc. (Chemicals)   .................................... 5.38 3/15/44 520
2,990 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 2,586
800 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 700
711 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 4/14/25 @
102.25  .................................................. 4.50 10/1/29 693
300 Chubb INA Holdings LLC (Insurance), Callable 12/15/33 @ 100.00  .......... 5.00 3/15/34 300
700 Citigroup, Inc. (Banks), Callable 4/9/25 @ 100.00  ....................... 3.11 (SOFR + 284
bps)(a) 4/8/26 700
3,475 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 3,184
3,105 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 3,033
1,244 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 1,210
870 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 664
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 1,940
250 Comcast Corp. (Media), Callable 11/15/63 @ 100.00  ..................... 5.50 5/15/64 234
200 ConocoPhillips Co. (Energy Equipment & Services), Callable 11/15/52 @ 100.00  5.30 5/15/53 188
155 ConocoPhillips Co. (Energy Equipment & Services), Callable 3/15/63 @ 100.00  . 5.70 9/15/63 152

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 380 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 $ 328
2,185 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 2,126
100 Constellation Energy Generation LLC (Beverages), Callable 9/15/53 @ 100.00  .. 5.75 3/15/54 96
425 Constellation Energy Generation LLC (Independent Power and Renewable
Electricity Producers), Callable 10/15/33 @ 100.00  .................. 6.13 1/15/34 447
1,355 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 1,211
1,335 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 1,450
1,500 CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00  4.30 3/25/28 1,478
960 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 860
1,280 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 1,109
1,480 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 11/1/34 @ 100.00  .................................... 4.85 2/1/35 1,407
1,892 Delta Air Lines, Inc. (Passenger Airlines), Callable 7/28/29 @ 100.00  ......... 3.75 10/28/29 1,759
100 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 84
855 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 799
1,355 Devon Energy Corp. (Oil, Gas & Consumable Fuels)   .................... 7.88 9/30/31 1,545
643 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 497
250 DTE Energy Co. (Multi-Utilities), Callable 2/1/29 @ 100.00  ............... 5.10 3/1/29 254
780 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 807
2,840 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 2,815
310 EIDP, Inc. (Chemicals), Callable 2/15/33 @ 100.00  ...................... 4.80 5/15/33 304
600 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 527
735 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 647
1,440 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,256
1,890 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 1,990
1,467 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,329
1,644 FedEx Corp. Pass Through Trust, Series 2020-1 (Air Freight & Logistics)   ...... 1.88 2/20/34 1,384
990 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,017
1,905 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 1,570
3,000 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 2,982
488 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 490
2,655 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 2,703
1,000 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 861
1,150 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 1,000
955 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 955
365 HCA, Inc. (Health Care Providers & Services), Callable 1/1/34 @ 100.00  ...... 5.60 4/1/34 366
800 HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00  ...... 5.88 2/1/29 822
1,055 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 1,054
642 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 446
520 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 510
400 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 329
545 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 553
7,015 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 6,156
1,020 JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00  ................ 4.01 (TSFR3M + 138
bps)(a) 4/23/29 1,001
1,610 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,505
475 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 438
625 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 576
200 Lincoln National Corp. (Insurance), Callable 12/15/49 @ 100.00  ............ 4.38 6/15/50 159
570 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 585
1,555 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 1,548
400 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 384
945 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 816

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 2,640 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 $ 2,465
810 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 723
205 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 213
580 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 531
325 MetLife, Inc. (Insurance), Callable 7/15/53 @ 100.00  ..................... 5.25 1/15/54 308
3,771 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
5/4/25 @ 100.00  ........................................... 4.25 9/1/25 3,765
1,715 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,393
409 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 384
754 Mohawk Industries, Inc. (Household Durables), Callable 8/18/28 @ 100.00  ..... 5.85 9/18/28 781
1,848 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(a) 1/22/31 1,675
4,875 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 4,278
1,500 Morgan Stanley (Capital Markets), Callable 7/22/27 @ 100.00  .............. 3.59 (US0003M +
134 bps)(a) 7/22/28 1,463
740 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 747
470 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 484
1,533 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,604
375 National Rural Utilities Cooperative Finance Corp. (Financial Services)   ....... 8.00 3/1/32 444
1,335 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 1,323
1,250 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,141
1,150 NiSource, Inc. (Multi-Utilities), Callable 1/1/34 @ 100.00  ................. 5.35 4/1/34 1,152
1,180 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,055
900 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 909
1,395 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,111
185 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 165
434 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 426
1,310 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 1,035
160 Oracle Corp. (Software), Callable 8/9/32 @ 100.00  ...................... 6.25 11/9/32 170
3,175 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 3,182
1,435 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,256
930 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 777
120 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/53 @ 100.00  ..... 5.50 3/15/54 117
775 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 681
2,184 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 2,246
1,085 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,241
735 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 647
300 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(a) 9/1/52 303
265 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 211
1,930 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 1,930
1,239 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 1,222
460 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 402
1,075 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 1,051
1,819 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,597
930 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 809
959 Sabra Health Care LP (Health Care REITs), Callable 5/15/26 @ 100.00  ........ 5.13 8/15/26 960
710 Safehold GL Holdings LLC (Commercial Services & Supplies), Callable 10/15/34 @
100.00  .................................................. 5.65 1/15/35 705
1,225 Shell Finance US, Inc. (Oil, Gas & Consumable Fuels)   ................... 4.55 8/12/43 1,080
920 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 764

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,250 Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/44 @
100.00  .................................................. 4.50 3/15/45 $ 1,030
1,000 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/25 @ 100.00  .......... 2.40 6/15/25 994
730 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 730
975 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 1,032
120 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/1/49 @ 100.00  6.60 4/1/50 130
4,540 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(a) 7/21/32 3,883
1,000 The Goldman Sachs Group, Inc. (Capital Markets), Callable 4/23/28 @ 100.00  .. 3.81 (TSFR3M + 142
bps)(a) 4/23/29 977
535 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 460
685 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 690
2,025 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(a) 1/22/35 2,074
200 The Travelers Cos., Inc. (Insurance), Callable 2/25/45 @ 100.00  ............. 4.30 8/25/45 170
335 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 332
350 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 317
530 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 526
1,210 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,177
500 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 491
1,490 Truist Financial Corp. (Banks), Callable 6/8/33 @ 100.00  .................. 5.87 (SOFR + 236
bps)(a) 6/8/34 1,534
552 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 449
352 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 316
425 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 381
145 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/53 @
100.00  .................................................. 5.38 4/15/54 137
400 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 1/15/44 @
100.00  .................................................. 5.50 7/15/44 391
440 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/63 @
100.00  .................................................. 5.50 4/15/64 415
1,190 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,272
1,175 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 1,018
945 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 933
100 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
5/20/50 @ 100.00  .......................................... 2.88 11/20/50 63
3,665 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 2,819
625 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 473
720 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 642
325 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 306
1,120 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 986
1,000 Wells Fargo & Co. (Banks), Callable 4/30/25 @ 100.00  ................... 2.19 (SOFR + 200
bps)(a) 4/30/26 998
2,035 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 1,876
3,375 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 3,322
795 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(a) 7/25/34 808

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 340 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 $ 389
Total Corporate Bonds .......................................... 191,280
Yankee Dollars — 5.02%
400 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 420
1,900 Aptiv Swiss Holdings Ltd. (Financial Services), Callable 8/13/29 @ 100.00  ..... 4.65 9/13/29 1,870
1,546 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 1,887
880 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 874
240 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 156
980 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 1,098
1,001 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 1,176
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
1,150 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,291
655 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 650
1,143 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,365
1,225 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 1,167
440 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 408
150 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 5.21 3/8/47 133
620 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 687
285 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 4.88 6/19/49 242
162 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 171
290 Waste Connections, Inc. (Commercial Services & Supplies), Callable 12/1/33 @
100.00  .................................................. 5.00 3/1/34 289
Total Yankee Dollars ............................................ 13,885
Shares
Investment Companies — 25.05%
Domestic Fixed Income — 23.16%
97,595
Vanguard Intermediate-Term Corporate Bond ETF ....................... 7,979
857,611
Vanguard Intermediate-Term Treasury ETF ............................ 50,942
66,195
Vanguard Total Corporate Bond Fund ETF ............................. 5,084
64,005
Money Market Funds — 1.89%
252,828
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.24(b) 253
4,971,517
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.22(b) 4,972
5,225
Total Investment Companies ...................................... 69,230
Total Investments (cost $282,038) — 99.28% ......................... 274,395
Other assets in excess of liabilities — 0.72% .......................... 2,000
Net Assets — 100.00% .......................................... $ 276,395
(a) Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2025.
(b) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March
31, 2025.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR
US0003M—3 Month US Dollar LIBOR
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .............................................................................................................................. 69.21% — — 69.21%
Yankee Dollars ................................................................................................................................. 5.02% — — 5.02%
Investment Companies ..................................................................................................................... 0.09% 23.20% 1.76% 25.05%
Other Assets (Liabilities) ................................................................................................................. 0.77% -0.01% -0.04% 0.72%
Total Net Assets .......................................................................................................................... 75.09% 23.19% 1.72% 100.00%

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
145
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1.32%
$ 300 American Express Credit Account Master Trust, Series 2023-1, Class - A ....... 4.87 5/15/28 $ 301
100 American Express Credit Account Master Trust, Series 2024-1, Class - A ....... 5.23 4/15/29 102
140 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 127
125 CarMax Auto Owner Trust, Series 2025-1, Class - A4, Callable 4/15/28 @ 100.00 . 4.95 8/15/30 127
75 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 12/10/27 @
100.00 ................................................... 4.68 2/10/28 75
100 Chase Issuance Trust, Series 2024-A2, Class - A ......................... 4.63 1/15/31 101
86 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 8/15/27 @ 100.00 ... 5.15 4/17/28 87
150 Ford Credit Auto Lease Trust, Series 2024-B, Class - A4, Callable 3/15/27 @ 100.00 4.99 1/15/28 152
300 GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class - A3,
Callable 7/16/27 @ 100.00 .................................... 4.85 12/18/28 301
200 Harley-Davidson Motorcycle Trust, Series 2024-A, Class - A4, Callable 1/15/28 @
100.00 ................................................... 5.29 12/15/31 204
75 Honda Auto Receivables Owner Trust, Series 2023-1, Class - A4, Callable 7/21/26
@ 100.00 ................................................ 4.97 6/21/29 75
100 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 12/18/26
@ 100.00 ................................................ 5.30 12/18/29 101
100 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 9/15/28 @
100.00 ................................................... 4.84 3/15/29 101
125 Hyundai Auto Receivables Trust, Series 2023-C, Class - A3, Callable 1/15/28 @
100.00 ................................................... 5.54 10/16/28 127
100 Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class - A3, Callable 11/15/27
@ 100.00 ................................................ 5.95 11/15/28 102
150 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 152
200 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 12/15/27
@ 100.00 ................................................ 4.77 4/16/29 201
250 Verizon Master Trust, Series 2024-6, Class - A1A, Callable 8/20/27 @ 100.00 ... 4.17 8/20/30 249
125 Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class - A3, Callable 2/20/27
@ 100.00 ................................................ 5.02 6/20/28 126
75 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 76
100 World Omni Auto Receivables Trust, Series 2024-B, Class - A3, Callable 8/15/27 @
100.00 ................................................... 5.27 9/17/29 101
Total Asset Backed Securities ..................................... 2,988
Collateralized Mortgage-Backed Securities — 4.86%
150 BANK, Series 2020-BN26, Class - A4, Callable 3/15/30 @ 100.00 ........... 2.40 3/15/63 133
300 BANK, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00 ........... 2.62(a) 11/15/64 260
100 BANK, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ........... 2.85 10/17/52 91
100 BANK, Series 2019-BN19, Class - A3, Callable 7/15/29 @ 100.00 ........... 3.18 8/15/61 92
300 BANK, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00 ........... 3.69 2/15/61 292
100 BANK, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00 ........... 3.71 4/15/52 96
150 BANK, Series 2022-BNK41, Class - A4 .............................. 3.79(a) 4/15/65 140
150 BANK, Series 2024-5YR8, Class - AS, Callable 8/15/29 @ 100.00 ........... 6.38(a) 8/15/57 156
60 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 53
400 BBCMS Mortgage Trust, Series 2022-C15, Class - A5, Callable 4/15/32 @ 100.00 3.66(a) 4/15/55 366
50 BBCMS Mortgage Trust, Series 2024-5C29, Class - A3, Callable 9/15/29 @ 100.00 5.21 9/15/57 51
150 BBCMS Mortgage Trust, Series 2024-C28, Class - A5, Callable 8/15/34 @ 100.00 5.40 9/15/57 154
50 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 53
125 BBCMS Mortgage Trust, Series 2023-C22, Class - A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 140
150 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 137
100 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 77
200 Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @
100.00 ................................................... 3.46 3/15/55 180
250 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 240
200 Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @
100.00 ................................................... 4.26 10/10/51 196
150 Benchmark Mortgage Trust, Series 2024-V8, Class - A3, Callable 7/15/29 @ 100.00 6.19(a) 7/15/57 157

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 100 Benchmark Mortgage Trust, Series 2024-V11, Class AM, Callable 11/15/29 @
100.00 ................................................... 6.20(a) 11/15/57 $ 103
286 BMO Mortgage Trust, Series 2024-5C4, Class - A3, Callable 5/15/29 @ 100.00 .. 6.53(a) 5/15/57 303
100 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 88
150 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 139
46 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 45
188 Fannie Mae-ACES, Series 2020-M8, Class - A2 ......................... 1.82 2/25/30 166
161 Fannie Mae-ACES, Series 2017-M7, Class - A2 ......................... 2.96(a) 2/25/27 157
140 Fannie Mae-ACES, Series 2022-M11, Class - A2 ........................ 2.97(a) 10/25/27 135
85 Fannie Mae-ACES, Series 2017-M11, Class - A2 ........................ 2.98 8/25/29 81
176 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.06(a) 6/25/27 172
164 Fannie Mae-ACES, Series 2017-M15, Class - ATS2 ...................... 3.16(a) 11/25/27 159
235 Fannie Mae-ACES, Series 2018-M14, Class - A2 ........................ 3.58(a) 8/25/28 230
178 Fannie Mae-ACES, Series 2019-M2, Class - A2 ......................... 3.62(a) 11/25/28 174
100 Fannie Mae-ACES, Series 2023-M4, Class - A2 ......................... 3.77(a) 9/25/32 95
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class -
A2 ..................................................... 1.41 8/25/30 258
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 226
55 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class -
A1 ..................................................... 1.78 10/25/29 52
390 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 344
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class -
A2 ..................................................... 2.10 9/25/31 174
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
AM ..................................................... 2.12 4/25/29 184
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 139
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class -
A2 ..................................................... 2.13 11/25/31 87
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 234
38 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class -
A1 ..................................................... 2.26 6/25/29 36
165 Freddie Mac Multifamily Structured Pass Through Certificates, Series K143, Class -
A1, Callable 4/25/32 @ 100.00 ................................. 2.71 4/25/55 154
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class
- A2 .................................................... 2.86 10/25/34 64
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class -
A2 ..................................................... 3.00(a) 6/25/32 182
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class -
A2 ..................................................... 3.30 4/25/29 96
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 243
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class -
A2 ..................................................... 3.77 12/25/28 246
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 143
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class -
AM ..................................................... 3.82 12/25/32 71
350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class -
A2 ..................................................... 3.85 5/25/28 346
400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class -
A2 ..................................................... 3.90(a) 8/25/28 394

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-168, Class -
A1 ..................................................... 4.13 10/25/34 $ 49
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 150
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-165, Class -
A2 ..................................................... 4.49 9/25/34 49
140 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class -
A2 ..................................................... 5.00 5/25/34 144
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-162, Class -
A2 ..................................................... 5.15 12/25/33 208
200 GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 183
100 GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 90
250 GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 239
100 GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @
100.00 ................................................... 4.15(a) 7/10/51 96
200 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 194
200 Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @
100.00 ................................................... 3.26 6/15/50 193
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class - A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 104
100 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 98
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 113
100 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 99
200 Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class - A5, Callable
2/15/35 @ 100.00 .......................................... 5.65 2/15/58 206
Total Collateralized Mortgage-Backed Securities ...................... 10,999
U.S. Government Agency Mortgages — 80.19%
371 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 281
155 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 128
126 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 104
117 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 96
70 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 58
251 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 222
19 Fannie Mae, Pool #MA4181 ....................................... 1.50 11/1/50 14
231 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 174
336 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 255
369 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 279
294 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 222
359 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 271
77 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 63
338 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 255
308 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 272
315 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 278
86 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 76
404 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 305
81 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 71
206 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 182
37 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 30
417 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 315
38 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 33

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 150 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 $ 124
169 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 149
282 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 248
241 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 213
353 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 267
263 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 210
50 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 48
297 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 269
130 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 112
134 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 107
150 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 129
339 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 273
361 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 288
9 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 9
174 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 140
79 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 67
405 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 323
94 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 85
167 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 134
329 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 265
290 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 233
424 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 338
7 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 6
419 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 334
370 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 335
35 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 32
336 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 269
133 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 121
11 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 10
209 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 167
190 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 154
208 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 166
218 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 174
229 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 183
388 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 309
118 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 100
460 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 370
110 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 95
396 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 320
8 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 8
296 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 239
235 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 214
180 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 164
410 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 330
321 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 256
315 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 252
206 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 165
369 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 296
324 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 261
28 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 27
36 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 31
321 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 258
406 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 326
355 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 283
403 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 324
439 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 354
326 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 261
303 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 274
350 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 283

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 273 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 $ 247
363 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 290
374 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 298
382 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 305
320 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 290
421 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 336
419 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 333
333 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 265
244 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 195
26 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 23
75 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 64
319 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 256
282 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 255
448 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 360
352 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 284
256 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 233
55 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 49
240 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 192
303 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 274
447 Fannie Mae, Pool #CB3102 ....................................... 2.00 3/1/52 360
321 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 277
327 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 261
278 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 224
346 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 278
392 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 313
73 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 59
239 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 190
211 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 170
416 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 332
25 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 21
65 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 62
13 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 13
417 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 347
117 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 111
236 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 202
10 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 9
24 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 22
184 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 155
22 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 20
252 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 214
163 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 138
192 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 160
227 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 192
288 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 243
7 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 6
26 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 22
11 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 11
229 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 211
38 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 37
390 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 327
64 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 57
15 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 14
8 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 7
125 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 105
71 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 66
24 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 20
41 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 34
190 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 164
32 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 31

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 411 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 $ 346
158 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 132
349 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 291
36 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 35
16 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 14
5 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 4
377 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 315
43 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 41
13 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 13
134 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 116
35 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 33
25 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 24
30 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 27
209 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 175
303 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 255
206 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 174
216 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 182
272 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 229
11 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 10
218 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 183
231 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 193
353 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 295
360 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 303
262 Fannie Mae, Pool #CA8955 ....................................... 2.50 2/1/51 220
201 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 168
352 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 298
37 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 34
18 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 17
364 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 305
325 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 272
7 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 6
97 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 90
12 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 11
36 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 34
88 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 74
37 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 36
42 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 40
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 3
207 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 175
206 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 173
124 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 104
282 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 247
424 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 353
215 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 180
53 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 49
15 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 15
37 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 35
22 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 19
51 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 48
217 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 182
60 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 56
162 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 136
9 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 8
224 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 188
38 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 37
209 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 176
125 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 105
428 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 356
381 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 317

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 24 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 $ 24
376 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 316
17 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 16
28 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 27
20 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 16
6 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 6
98 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 82
181 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 158
36 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 32
85 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 75
96 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 87
109 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 99
6 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 6
101 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 90
34 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 30
20 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 20
18 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 17
32 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 32
105 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 93
49 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 43
95 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 84
98 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 86
133 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 116
90 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 79
67 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 59
11 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 11
6 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 6
36 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 35
89 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 81
43 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 39
17 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 16
13 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 11
53 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 47
81 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 78
69 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 63
11 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 10
29 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 28
274 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 248
19 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 19
13 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 12
72 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 63
119 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 106
14 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 14
61 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 53
16 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 15
86 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 75
29 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 27
92 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 80
19 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 17
68 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 60
124 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 108
35 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 31
81 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 70
4 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 4
104 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 91
15 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 15
66 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 58
5 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 4
13 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 12

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 369 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 $ 322
11 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 11
80 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 71
13 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 13
7 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 7
23 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 20
19 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 18
69 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 61
35 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 34
21 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 21
14 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 12
4 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 4
24 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 23
3 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 3
12 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 11
81 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 72
9 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 9
64 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 57
216 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 187
169 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 147
320 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 279
182 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 158
331 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 292
109 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 94
7 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 7
11 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 10
38 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 34
311 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 282
143 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 130
14 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 13
65 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 58
67 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 59
82 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 72
34 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 31
74 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 66
82 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 72
10 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 10
38 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 33
149 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 131
25 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 23
17 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 15
8 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 8
27 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 23
20 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 17
50 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 45
14 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 13
6 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 6
28 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 25
30 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 26
14 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 14
101 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 88
151 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 132
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
153 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 138
176 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 159
11 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 10
106 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 96
23 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 21
59 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 52

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 17 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 $ 16
56 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 50
58 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 51
50 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 48
56 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 56
21 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 20
58 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 52
107 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 94
25 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 23
412 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 358
8 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 7
20 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 19
399 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 350
399 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 349
58 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 51
22 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 19
99 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 88
101 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 90
14 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 13
43 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 38
10 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 9
98 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 87
14 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 13
6 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 5
15 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 13
50 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 44
31 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 29
21 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 20
19 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 17
4 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 4
38 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 34
44 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 39
170 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 149
17 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 17
20 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 19
13 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 12
5 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 5
119 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 105
13 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 13
7 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 7
17 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 16
117 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 102
19 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 19
183 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 158
179 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 155
47 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 41
18 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 16
26 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 24
7 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 6
42 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 41
1 Fannie Mae, Pool #310139 ........................................ 3.50 11/1/25 1
22 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 21
14 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 13
22 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 20
13 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 12
33 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 30
21 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 20
187 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 174
61 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 56

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 69 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 $ 63
48 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 47
64 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 59
81 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 76
214 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 193
428 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 387
59 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 54
66 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 61
8 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 7
18 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 16
25 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 23
16 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 14
22 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 20
19 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 18
67 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 62
50 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 45
31 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 29
8 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 7
7 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 7
37 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 34
22 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 20
47 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 44
48 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 44
55 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 51
46 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 44
32 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 30
42 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 39
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
20 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 18
45 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 42
10 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 9
46 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 43
56 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 52
62 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 57
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
2 Fannie Mae, Pool #AE5487 ....................................... 3.50 10/1/25 2
1 Fannie Mae, Pool #AJ6181 ........................................ 3.50 12/1/26 1
210 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 190
324 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 292
38 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 36
32 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 29
48 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 44
17 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 15
21 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 19
69 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 64
85 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 78
128 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 119
51 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 47
19 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 19
44 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 40
44 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 40
74 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 68
63 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 57
105 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 96
45 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 41
87 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 79
32 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 32
112 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 104
18 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 17

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 23 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 $ 21
38 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 35
62 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 57
62 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 57
34 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 31
44 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 41
4 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 4
17 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 15
10 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 9
28 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 25
68 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 63
2 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 2
51 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 46
40 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 37
32 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 30
6 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 6
5 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 5
71 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 64
48 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 44
41 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 37
14 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 13
7 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 7
16 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 14
37 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 34
66 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 61
123 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 112
51 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 47
26 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 24
21 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 20
81 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 75
39 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 38
221 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 206
54 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 52
31 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 29
21 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 20
63 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 59
25 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 23
5 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 4
4 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 4
17 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 16
7 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 7
57 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 53
3 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 3
52 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 47
42 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 39
47 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 43
37 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 34
50 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 46
3 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 3
45 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 42
38 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 35
66 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 61
4 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 4
37 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 34
16 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 16
2 Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 2
28 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 27
51 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 48
— Fannie Mae, Pool #AE0375 ....................................... 4.00 7/1/25 —

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 $ 17
18 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 17
11 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 11
63 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 61
36 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 34
35 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 35
49 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 46
30 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 29
118 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 114
23 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 22
39 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 37
30 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 29
2 Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 2
213 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 199
9 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 9
36 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 34
33 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 31
23 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 22
37 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 35
134 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 128
132 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 126
22 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 21
24 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 23
17 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 16
13 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 13
15 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 14
340 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 318
6 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 6
87 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 83
42 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 40
4 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4
6 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 5
29 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 28
48 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 46
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
24 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 23
28 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 26
89 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 86
21 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 20
30 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 28
12 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 11
4 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 4
20 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 19
34 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 32
29 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 27
59 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 57
13 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 12
41 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 38
— Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 —
2 Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 2
19 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 18
32 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 30
13 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 12
78 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 74
11 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 11
250 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 240
17 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 16
39 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 39
12 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 11

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 9 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 $ 9
5 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 5
31 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 30
32 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 30
79 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 74
33 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 31
8 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 8
35 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 33
9 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 9
4 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 4
2 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
108 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 103
12 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 11
35 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 33
1 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 1
44 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 42
19 Fannie Mae, Pool #AY8981 ....................................... 4.00 8/1/45 18
29 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 27
46 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 44
53 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 50
44 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 42
348 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 329
51 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 47
39 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 37
45 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 43
36 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 34
74 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 70
44 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 42
8 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 8
26 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 25
62 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 58
39 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 37
47 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 44
55 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 52
76 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 72
11 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 10
26 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 25
18 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 17
59 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 56
32 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 30
16 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 16
32 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 31
26 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 25
7 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 6
10 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 10
1 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 1
8 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 7
5 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 4
52 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 49
8 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 8
356 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 342
23 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 22
42 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 42
13 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 13
114 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 113
24 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 24
46 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 45
21 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 21
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 12

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 9 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 $ 9
46 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 45
23 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 23
42 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 41
13 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 13
39 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 38
16 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 15
193 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 188
37 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 37
20 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 20
9 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 9
14 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 14
33 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 32
12 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 12
8 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 8
446 Fannie Mae, Pool #MA5612 ....................................... 4.50 2/1/55 427
169 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 166
11 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 10
121 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 120
363 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 347
17 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 16
9 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 9
45 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 44
23 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 23
34 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 33
8 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 7
51 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 51
3 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 3
18 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 18
87 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 84
3 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 3
46 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 45
18 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 18
19 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 19
117 Fannie Mae, Pool #MA5539 ....................................... 5.00 11/1/44 117
13 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 12
268 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 263
17 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 17
290 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 286
444 Fannie Mae, Pool #MA5585 ....................................... 5.00 1/1/55 435
50 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 51
21 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 22
11 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 11
10 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 10
7 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 7
7 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 7
9 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 9
— Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 —
21 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 21
358 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 351
372 Fannie Mae, Pool #FS7252 ........................................ 5.00 11/1/53 365
8 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 8
16 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 17
9 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 9
9 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 9
10 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 10
197 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 199
442 Fannie Mae, Pool #CB9309 ....................................... 5.00 10/1/54 435
349 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 349

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 97 Fannie Mae, Pool #MA5393 ....................................... 5.50 6/1/39 $ 99
443 Fannie Mae, Pool #MA5470 ....................................... 5.50 9/1/54 443
321 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 327
344 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 345
346 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 346
367 Fannie Mae, Pool #MA5165 ....................................... 5.50 10/1/53 367
448 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 449
447 Fannie Mae, Pool #MA5444 ....................................... 5.50 8/1/54 446
317 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 319
365 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 365
6 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 6
358 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 358
146 Fannie Mae, Pool #MA5563 ....................................... 5.50 12/1/44 148
423 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 424
337 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 343
405 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 412
441 Fannie Mae, Pool #MA5471 ....................................... 6.00 9/1/54 449
392 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 398
426 Fannie Mae, Pool #MA5445 ....................................... 6.00 8/1/54 433
285 Fannie Mae, Pool #MA5498 ....................................... 6.00 10/1/54 290
41 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 42
446 Fannie Mae, Pool #MA5587 ....................................... 6.00 1/1/55 454
337 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 343
195 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 200
337 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 343
237 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 241
388 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 400
48 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 51
419 Fannie Mae, Pool #MA5472 ....................................... 6.50 9/1/54 432
306 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 315
287 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 296
289 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 299
75 Fannie Mae, 15 YR TBA ......................................... 1.50 4/25/40 66
75 Fannie Mae, 15 YR TBA ......................................... 2.00 4/25/40 68
75 Fannie Mae, 15 YR TBA ......................................... 3.00 4/25/40 71
25 Fannie Mae, 15 YR TBA ......................................... 3.00 5/25/39 24
50 Fannie Mae, 15 YR TBA ......................................... 3.50 4/25/40 48
25 Fannie Mae, 15 YR TBA ......................................... 3.50 5/25/39 24
175 Fannie Mae, 15 YR TBA ......................................... 4.00 4/25/40 170
150 Fannie Mae, 15 YR TBA ......................................... 4.50 4/25/40 149
300 Fannie Mae, 15 YR TBA ......................................... 5.00 4/25/40 302
100 Fannie Mae, 15 YR TBA ......................................... 5.50 4/25/40 102
125 Fannie Mae, 15 YR TBA ......................................... 6.00 4/25/40 128
25 Fannie Mae, 30 YR TBA ......................................... 1.50 4/25/55 19
50 Fannie Mae, 30 YR TBA ......................................... 3.00 5/25/55 43
150 Fannie Mae, 30 YR TBA ......................................... 3.00 4/25/55 130
50 Fannie Mae, 30 YR TBA ......................................... 3.50 5/25/55 45
75 Fannie Mae, 30 YR TBA ......................................... 4.00 5/25/55 70
325 Fannie Mae, 30 YR TBA ......................................... 4.00 4/25/55 303
50 Fannie Mae, 30 YR TBA ......................................... 4.50 5/25/55 48
475 Fannie Mae, 30 YR TBA ......................................... 4.50 4/25/55 455
100 Fannie Mae, 30 YR TBA ......................................... 5.00 5/25/55 98
525 Fannie Mae, 30 YR TBA ......................................... 5.00 4/25/55 515
225 Fannie Mae, 30 YR TBA ......................................... 5.50 4/25/55 225
500 Fannie Mae, 30 YR TBA ......................................... 5.50 5/25/55 500
725 Fannie Mae, 30 YR TBA ......................................... 6.00 5/25/55 737
225 Fannie Mae, 30 YR TBA ......................................... 6.00 4/25/55 229
175 Fannie Mae, 30 YR TBA ......................................... 6.50 5/25/55 180
850 Fannie Mae, 30 YR TBA ......................................... 6.50 4/25/55 878

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 725 Fannie Mae, 30 YR TBA ......................................... 7.00 4/25/55 $ 759
75 Fannie Mae, 30 YR TBA ......................................... 7.00 5/25/54 78
323 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 285
340 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 300
301 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 266
55 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 45
167 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 126
350 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 309
357 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 270
349 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 264
339 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 298
180 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 158
64 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 49
287 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 260
412 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 328
147 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 125
307 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 248
242 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 193
292 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 265
108 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 98
156 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 124
79 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 63
214 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 182
248 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 224
358 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 285
421 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 337
416 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 332
381 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 304
397 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 317
413 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 328
112 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 97
385 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 306
370 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 297
376 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 302
399 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 319
248 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 198
380 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 304
115 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 97
372 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 297
365 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 292
200 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 160
322 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 271
332 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 266
344 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 277
392 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 312
364 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 291
460 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 416
181 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 165
352 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 284
359 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 287
226 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 180
363 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 289
389 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 309
383 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 305
376 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 300
395 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 315
341 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 272
207 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 165
200 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 161

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 143 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 $ 121
340 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 271
378 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 302
338 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 270
460 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 371
126 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 100
315 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 253
224 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 180
332 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 268
329 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 265
414 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 331
325 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 261
68 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 65
359 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 287
344 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 277
322 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 293
117 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 99
432 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 346
204 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 163
304 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 277
319 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 255
124 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 104
223 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 185
380 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 316
414 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 344
308 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 257
343 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 286
17 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 16
428 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 357
107 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 100
276 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 231
252 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 210
141 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 118
405 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 338
206 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 172
46 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 40
139 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 117
337 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 282
125 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 105
361 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 301
244 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 205
307 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 258
28 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 26
441 Freddie Mac, Pool #SD7226 ....................................... 2.50 5/1/52 370
248 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 208
374 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 314
280 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 235
274 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 230
169 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 143
394 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 329
355 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 296
377 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 316
368 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 307
209 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 175
20 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 16
349 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 294
395 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 332
382 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 318
7 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 7

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 79 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 $ 66
106 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 98
23 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 23
36 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 34
53 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 46
407 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 339
265 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 222
291 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 247
401 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 337
47 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 41
58 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 54
268 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 223
293 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 246
205 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 172
186 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 156
100 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 89
365 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 306
350 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 294
366 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 307
47 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 42
30 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 28
152 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 128
223 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 195
261 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 219
412 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 373
121 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 106
301 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 262
324 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 281
44 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 38
49 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 43
88 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 78
39 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 34
37 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 32
11 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 11
50 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 45
88 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 83
57 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 50
121 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 108
62 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 55
147 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 133
77 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 70
87 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 75
17 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 15
50 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 44
93 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 82
104 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 91
43 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 41
49 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 44
75 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 67
29 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 26
84 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 74
22 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 22
186 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 163
59 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 52
24 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 22
37 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 33
49 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 43
67 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 59
71 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 62

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 35 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 $ 30
99 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 88
74 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 65
53 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 49
90 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 81
22 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 20
5 Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 5
70 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 68
39 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 35
14 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 13
127 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 116
61 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 56
12 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 12
25 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 23
8 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 7
393 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 358
502 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 454
22 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 21
350 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 316
22 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 20
35 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 32
86 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 80
240 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 223
78 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 71
47 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 44
106 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 98
34 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 31
49 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 44
25 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 23
12 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 11
30 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 28
67 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 61
124 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 113
250 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 229
52 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 48
59 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 54
82 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 77
35 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 33
223 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 208
49 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 47
175 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 164
21 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 19
360 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 335
7 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 7
52 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 48
19 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 17
10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 9
103 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 96
23 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 21
63 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 59
348 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 325
12 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 12
38 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 37
31 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 29
351 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 328
53 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 51
355 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 332
50 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 47
65 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 62

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 343 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 $ 321
28 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 26
18 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 17
38 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 37
402 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 385
74 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 72
366 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 351
357 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 342
19 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 18
358 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 343
85 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 82
19 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 19
95 Freddie Mac, Pool #SB8348 ....................................... 4.50 12/1/39 94
49 Freddie Mac, Pool #RB5323 ....................................... 4.50 12/1/44 47
279 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 267
355 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 340
126 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 121
426 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 418
4 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 4
209 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 205
45 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 45
373 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 366
449 Freddie Mac, Pool #SD6764 ....................................... 5.00 11/1/54 440
358 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 352
353 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 346
445 Freddie Mac, Pool #SD8505 ....................................... 5.00 2/1/55 438
359 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 353
445 Freddie Mac, Pool #SD8491 ....................................... 5.00 12/1/54 436
349 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 343
368 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 361
437 Freddie Mac, Pool #SD6699 ....................................... 5.50 10/1/54 440
432 Freddie Mac, Pool #SD8475 ....................................... 5.50 11/1/54 432
348 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 349
320 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 320
274 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 274
438 Freddie Mac, Pool #SD8493 ....................................... 5.50 12/1/54 437
446 Freddie Mac, Pool #SD8446 ....................................... 5.50 7/1/54 445
330 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 330
357 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 358
341 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 341
423 Freddie Mac, Pool #SD8431 ....................................... 5.50 5/1/54 422
353 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 352
332 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 337
437 Freddie Mac, Pool #SD8496 ....................................... 6.00 1/1/55 444
435 Freddie Mac, Pool #SD8454 ....................................... 6.00 8/1/54 442
207 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 211
331 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 337
327 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 333
387 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 393
322 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 328
352 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 358
338 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 344
421 Freddie Mac, Pool #SD8463 ....................................... 6.00 9/1/54 427
278 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 287
446 Freddie Mac, Pool #SL0216 ....................................... 6.50 1/1/55 466
400 Freddie Mac, Pool #SD8471 ....................................... 6.50 10/1/54 413
218 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 224
225 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 235
284 Freddie Mac, Pool #SD8385 ....................................... 6.50 12/1/53 293

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 343 Freddie Mac, Pool #SD8386 ....................................... 7.00 12/1/53 $ 358
10 Freddie Mac Gold, Pool #G18547 ................................... 2.00 3/1/30 10
24 Freddie Mac Gold, Pool #G18634 ................................... 2.00 3/1/32 23
16 Freddie Mac Gold, Pool #J25777 .................................... 2.00 9/1/28 15
7 Freddie Mac Gold, Pool #J25759 .................................... 2.00 8/1/28 7
28 Freddie Mac Gold, Pool #G18533 ................................... 2.50 12/1/29 28
28 Freddie Mac Gold, Pool #J35643 .................................... 2.50 11/1/31 26
5 Freddie Mac Gold, Pool #G18472 ................................... 2.50 7/1/28 5
16 Freddie Mac Gold, Pool #J18954 .................................... 2.50 4/1/27 16
24 Freddie Mac Gold, Pool #J23440 .................................... 2.50 4/1/28 23
30 Freddie Mac Gold, Pool #G18470 ................................... 2.50 6/1/28 29
13 Freddie Mac Gold, Pool #G18485 ................................... 2.50 10/1/28 13
60 Freddie Mac Gold, Pool #G18680 ................................... 2.50 3/1/33 57
71 Freddie Mac Gold, Pool #J38477 .................................... 2.50 2/1/33 68
40 Freddie Mac Gold, Pool #G18635 ................................... 2.50 3/1/32 38
10 Freddie Mac Gold, Pool #C91904 ................................... 2.50 11/1/36 9
7 Freddie Mac Gold, Pool #G08755 ................................... 2.50 2/1/47 6
43 Freddie Mac Gold, Pool #J26408 .................................... 2.50 11/1/28 42
86 Freddie Mac Gold, Pool #G18611 ................................... 2.50 9/1/31 82
15 Freddie Mac Gold, Pool #J25585 .................................... 2.50 9/1/28 14
2 Freddie Mac Gold, Pool #J30875 .................................... 2.50 3/1/30 2
43 Freddie Mac Gold, Pool #J37902 .................................... 2.50 11/1/32 41
21 Freddie Mac Gold, Pool #Q42878 ................................... 2.50 9/1/46 18
18 Freddie Mac Gold, Pool #G18704 ................................... 2.50 6/1/33 17
9 Freddie Mac Gold, Pool #G18665 ................................... 2.50 11/1/32 9
40 Freddie Mac Gold, Pool #G18568 ................................... 2.50 9/1/30 38
8 Freddie Mac Gold, Pool #G08638 ................................... 2.50 4/1/45 7
27 Freddie Mac Gold, Pool #C09026 ................................... 2.50 2/1/43 24
17 Freddie Mac Gold, Pool #C91798 ................................... 3.00 12/1/34 16
1 Freddie Mac Gold, Pool #J14241 .................................... 3.00 1/1/26 1
71 Freddie Mac Gold, Pool #G60187 ................................... 3.00 8/1/45 63
91 Freddie Mac Gold, Pool #C04619 ................................... 3.00 3/1/43 81
7 Freddie Mac Gold, Pool #C91826 ................................... 3.00 5/1/35 6
4 Freddie Mac Gold, Pool #C91949 ................................... 3.00 9/1/37 4
28 Freddie Mac Gold, Pool #G18569 ................................... 3.00 9/1/30 27
106 Freddie Mac Gold, Pool #G60989 ................................... 3.00 12/1/46 94
42 Freddie Mac Gold, Pool #Q20067 ................................... 3.00 7/1/43 38
11 Freddie Mac Gold, Pool #G18575 ................................... 3.00 11/1/30 10
7 Freddie Mac Gold, Pool #G18534 ................................... 3.00 12/1/29 7
1 Freddie Mac Gold, Pool #J17111 .................................... 3.00 10/1/26 1
29 Freddie Mac Gold, Pool #C91707 ................................... 3.00 6/1/33 28
27 Freddie Mac Gold, Pool #G18531 ................................... 3.00 11/1/29 26
17 Freddie Mac Gold, Pool #G30945 ................................... 3.00 9/1/36 16
19 Freddie Mac Gold, Pool #G08540 ................................... 3.00 8/1/43 17
32 Freddie Mac Gold, Pool #G08640 ................................... 3.00 5/1/45 28
18 Freddie Mac Gold, Pool #J36428 .................................... 3.00 2/1/32 17
5 Freddie Mac Gold, Pool #Q13086 ................................... 3.00 11/1/42 4
7 Freddie Mac Gold, Pool #C91943 ................................... 3.00 7/1/37 7
66 Freddie Mac Gold, Pool #C04422 ................................... 3.00 12/1/42 58
2 Freddie Mac Gold, Pool #Q39527 ................................... 3.00 3/1/46 1
86 Freddie Mac Gold, Pool #Q43734 ................................... 3.00 10/1/46 78
21 Freddie Mac Gold, Pool #J17774 .................................... 3.00 1/1/27 20
11 Freddie Mac Gold, Pool #C91924 ................................... 3.00 4/1/37 10
10 Freddie Mac Gold, Pool #C91905 ................................... 3.00 11/1/36 10
27 Freddie Mac Gold, Pool #G08648 ................................... 3.00 6/1/45 24
37 Freddie Mac Gold, Pool #G18514 ................................... 3.00 6/1/29 36
29 Freddie Mac Gold, Pool #G18518 ................................... 3.00 7/1/29 28
35 Freddie Mac Gold, Pool #Q41795 ................................... 3.00 7/1/46 31
60 Freddie Mac Gold, Pool #G18673 ................................... 3.00 1/1/33 58

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Freddie Mac Gold, Pool #C91819 ................................... 3.00 4/1/35 $ 20
13 Freddie Mac Gold, Pool #G18715 ................................... 3.00 12/1/33 12
9 Freddie Mac Gold, Pool #J38807 .................................... 3.00 4/1/33 9
9 Freddie Mac Gold, Pool #J38057 .................................... 3.00 12/1/32 9
7 Freddie Mac Gold, Pool #J29932 .................................... 3.00 11/1/29 7
3 Freddie Mac Gold, Pool #C91809 ................................... 3.00 2/1/35 3
9 Freddie Mac Gold, Pool #J33135 .................................... 3.00 11/1/30 9
36 Freddie Mac Gold, Pool #G08783 ................................... 3.00 10/1/47 32
112 Freddie Mac Gold, Pool #Q45735 ................................... 3.00 1/1/47 99
9 Freddie Mac Gold, Pool #C91969 ................................... 3.00 1/1/38 8
52 Freddie Mac Gold, Pool #C91581 ................................... 3.00 11/1/32 50
15 Freddie Mac Gold, Pool #J38675 .................................... 3.00 3/1/33 15
206 Freddie Mac Gold, Pool #Q21065 ................................... 3.00 8/1/43 188
30 Freddie Mac Gold, Pool #G15145 ................................... 3.00 7/1/29 29
4 Freddie Mac Gold, Pool #C91939 ................................... 3.00 6/1/37 3
16 Freddie Mac Gold, Pool #G18582 ................................... 3.00 1/1/31 15
11 Freddie Mac Gold, Pool #Q18599 ................................... 3.00 6/1/43 10
4 Freddie Mac Gold, Pool #Q18882 ................................... 3.00 5/1/43 4
19 Freddie Mac Gold, Pool #Q19754 ................................... 3.00 7/1/43 17
102 Freddie Mac Gold, Pool #Q16222 ................................... 3.00 3/1/43 93
6 Freddie Mac Gold, Pool #G30999 ................................... 3.00 2/1/37 5
21 Freddie Mac Gold, Pool #C91927 ................................... 3.00 5/1/37 20
32 Freddie Mac Gold, Pool #G15217 ................................... 3.00 11/1/29 31
57 Freddie Mac Gold, Pool #Q49490 ................................... 3.50 7/1/47 53
33 Freddie Mac Gold, Pool #C91403 ................................... 3.50 3/1/32 33
75 Freddie Mac Gold, Pool #Q20860 ................................... 3.50 8/1/43 70
12 Freddie Mac Gold, Pool #A96409 ................................... 3.50 1/1/41 11
53 Freddie Mac Gold, Pool #G61148 ................................... 3.50 9/1/47 48
1 Freddie Mac Gold, Pool #J13582 .................................... 3.50 11/1/25 1
8 Freddie Mac Gold, Pool #C92003 ................................... 3.50 7/1/38 8
52 Freddie Mac Gold, Pool #Q08903 ................................... 3.50 6/1/42 48
33 Freddie Mac Gold, Pool #Q12052 ................................... 3.50 10/1/42 30
23 Freddie Mac Gold, Pool #G30776 ................................... 3.50 7/1/35 22
17 Freddie Mac Gold, Pool #G08599 ................................... 3.50 8/1/44 16
7 Freddie Mac Gold, Pool #J15105 .................................... 3.50 4/1/26 7
19 Freddie Mac Gold, Pool #C03920 ................................... 3.50 5/1/42 17
17 Freddie Mac Gold, Pool #G08605 ................................... 3.50 9/1/44 16
34 Freddie Mac Gold, Pool #Q57871 ................................... 3.50 8/1/48 31
28 Freddie Mac Gold, Pool #Q04087 ................................... 3.50 10/1/41 26
— Freddie Mac Gold, Pool #E02735 ................................... 3.50 10/1/25 —
43 Freddie Mac Gold, Pool #Q08998 ................................... 3.50 6/1/42 40
30 Freddie Mac Gold, Pool #Q36040 ................................... 3.50 9/1/45 27
18 Freddie Mac Gold, Pool #G08846 ................................... 3.50 11/1/48 17
75 Freddie Mac Gold, Pool #G08562 ................................... 3.50 1/1/44 70
27 Freddie Mac Gold, Pool #Q58422 ................................... 3.50 9/1/48 25
10 Freddie Mac Gold, Pool #C91742 ................................... 3.50 1/1/34 10
14 Freddie Mac Gold, Pool #C91950 ................................... 3.50 9/1/37 13
43 Freddie Mac Gold, Pool #Q51461 ................................... 3.50 10/1/47 39
54 Freddie Mac Gold, Pool #G08632 ................................... 3.50 3/1/45 50
79 Freddie Mac Gold, Pool #G08627 ................................... 3.50 2/1/45 73
9 Freddie Mac Gold, Pool #Q55002 ................................... 3.50 3/1/48 8
68 Freddie Mac Gold, Pool #G08766 ................................... 3.50 6/1/47 62
67 Freddie Mac Gold, Pool #G08804 ................................... 3.50 3/1/48 61
20 Freddie Mac Gold, Pool #G08813 ................................... 3.50 5/1/48 18
38 Freddie Mac Gold, Pool #C91456 ................................... 3.50 6/1/32 37
7 Freddie Mac Gold, Pool #C91940 ................................... 3.50 6/1/37 7
4 Freddie Mac Gold, Pool #C91925 ................................... 3.50 4/1/37 4
34 Freddie Mac Gold, Pool #Q53176 ................................... 3.50 12/1/47 31
11 Freddie Mac Gold, Pool #J27494 .................................... 3.50 2/1/29 11

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Freddie Mac Gold, Pool #G08620 ................................... 3.50 12/1/44 $ 6
45 Freddie Mac Gold, Pool #G08761 ................................... 3.50 5/1/47 41
22 Freddie Mac Gold, Pool #G18707 ................................... 3.50 9/1/33 21
31 Freddie Mac Gold, Pool #Q06749 ................................... 3.50 3/1/42 28
3 Freddie Mac Gold, Pool #C91760 ................................... 3.50 5/1/34 3
10 Freddie Mac Gold, Pool #Q31134 ................................... 3.50 2/1/45 9
88 Freddie Mac Gold, Pool #G08636 ................................... 3.50 4/1/45 81
60 Freddie Mac Gold, Pool #G08641 ................................... 3.50 5/1/45 56
25 Freddie Mac Gold, Pool #G08698 ................................... 3.50 3/1/46 23
29 Freddie Mac Gold, Pool #G08687 ................................... 3.50 1/1/46 27
52 Freddie Mac Gold, Pool #Q09896 ................................... 3.50 8/1/42 48
27 Freddie Mac Gold, Pool #Q37449 ................................... 3.50 11/1/45 25
28 Freddie Mac Gold, Pool #G08733 ................................... 3.50 11/1/46 26
35 Freddie Mac Gold, Pool #G08567 ................................... 4.00 1/1/44 34
19 Freddie Mac Gold, Pool #G08483 ................................... 4.00 3/1/42 18
41 Freddie Mac Gold, Pool #G08459 ................................... 4.00 9/1/41 39
41 Freddie Mac Gold, Pool #G08785 ................................... 4.00 10/1/47 39
20 Freddie Mac Gold, Pool #C91738 ................................... 4.00 11/1/33 20
10 Freddie Mac Gold, Pool #G08672 ................................... 4.00 10/1/45 10
35 Freddie Mac Gold, Pool #Q27594 ................................... 4.00 8/1/44 33
32 Freddie Mac Gold, Pool #C09070 ................................... 4.00 12/1/44 31
16 Freddie Mac Gold, Pool #G08831 ................................... 4.00 8/1/48 15
— Freddie Mac Gold, Pool #J12435 .................................... 4.00 6/1/25 —
21 Freddie Mac Gold, Pool #Q34081 ................................... 4.00 6/1/45 20
68 Freddie Mac Gold, Pool #G06506 ................................... 4.00 12/1/40 66
27 Freddie Mac Gold, Pool #G08767 ................................... 4.00 6/1/47 26
3 Freddie Mac Gold, Pool #G08642 ................................... 4.00 5/1/45 3
16 Freddie Mac Gold, Pool #G08836 ................................... 4.00 9/1/48 16
41 Freddie Mac Gold, Pool #G08588 ................................... 4.00 5/1/44 39
20 Freddie Mac Gold, Pool #C91765 ................................... 4.00 6/1/34 20
2 Freddie Mac Gold, Pool #Q27456 ................................... 4.00 7/1/44 2
5 Freddie Mac Gold, Pool #C91923 ................................... 4.00 3/1/37 4
189 Freddie Mac Gold, Pool #A96286 ................................... 4.00 1/1/41 181
7 Freddie Mac Gold, Pool #C91994 ................................... 4.00 5/1/38 7
1 Freddie Mac Gold, Pool #G14453 ................................... 4.00 6/1/26 1
19 Freddie Mac Gold, Pool #G08601 ................................... 4.00 8/1/44 19
5 Freddie Mac Gold, Pool #G08633 ................................... 4.00 3/1/45 5
6 Freddie Mac Gold, Pool #C92019 ................................... 4.00 10/1/38 6
6 Freddie Mac Gold, Pool #C09059 ................................... 4.50 3/1/44 6
19 Freddie Mac Gold, Pool #Q59805 ................................... 4.50 11/1/48 18
16 Freddie Mac Gold, Pool #Q22671 ................................... 4.50 11/1/43 16
26 Freddie Mac Gold, Pool #Q57957 ................................... 4.50 8/1/48 25
9 Freddie Mac Gold, Pool #G08781 ................................... 4.50 9/1/47 9
4 Freddie Mac Gold, Pool #A90437 ................................... 4.50 1/1/40 4
1 Freddie Mac Gold, Pool #E02862 ................................... 4.50 3/1/26 1
30 Freddie Mac Gold, Pool #G08759 ................................... 4.50 4/1/47 29
37 Freddie Mac Gold, Pool #A97495 ................................... 4.50 3/1/41 36
12 Freddie Mac Gold, Pool #Q25432 ................................... 4.50 3/1/44 11
347 Freddie Mac Gold, Pool #A97692 ................................... 4.50 3/1/41 343
11 Freddie Mac Gold, Pool #G08596 ................................... 4.50 7/1/44 11
15 Freddie Mac Gold, Pool #G60512 ................................... 4.50 12/1/45 15
20 Freddie Mac Gold, Pool #G08754 ................................... 4.50 3/1/47 19
11 Freddie Mac Gold, Pool #G05205 ................................... 5.00 1/1/39 11
5 Freddie Mac Gold, Pool #G07068 ................................... 5.00 7/1/41 5
27 Freddie Mac Gold, Pool #Q00763 ................................... 5.00 5/1/41 28
5 Freddie Mac Gold, Pool #G08838 ................................... 5.00 9/1/48 5
72 Freddie Mac Gold, Pool #G04913 ................................... 5.00 3/1/38 72
151 Freddie Mac Gold, Pool #C01598 ................................... 5.00 8/1/33 151
1 Freddie Mac Gold, Pool #G06091 ................................... 5.50 5/1/40 1

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 95 Freddie Mac Gold, Pool #G01665 ................................... 5.50 3/1/34 $ 97
1 Freddie Mac Gold, Pool #A69671 ................................... 5.50 12/1/37 1
25 Freddie Mac Gold, Pool #G06031 ................................... 5.50 3/1/40 25
— Freddie Mac Gold, Pool #A79636 ................................... 5.50 7/1/38 —
2 Freddie Mac Gold, Pool #A62706 ................................... 6.00 6/1/37 2
21 Freddie Mac Gold, Pool #G03551 ................................... 6.00 11/1/37 21
11 Freddie Mac Gold, Pool #G05709 ................................... 6.00 6/1/38 12
92 Freddie Mac Gold, Pool #G02794 ................................... 6.00 5/1/37 96
527 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 430
277 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 227
159 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 130
352 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 288
369 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 302
294 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 240
317 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 259
267 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 219
334 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 272
284 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 232
312 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 255
362 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 296
405 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 331
449 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 367
449 Government National Mortgage Association, Pool #MA7192 ................ 2.00 2/20/51 367
291 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 238
503 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 410
422 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 344
221 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 181
389 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 317
168 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 137
5 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 5
186 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 159
389 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 331
300 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 256
162 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 138
356 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 303
369 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 315
7 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 7
10 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 9
279 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 237
323 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 275
155 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 133
170 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 146
120 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 103
29 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 25
232 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 198
216 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 185
5 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 5
356 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 303
11 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 10
14 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 12
152 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 130
76 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 65
261 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 222
359 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 307
158 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 136
357 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 304
287 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 245
315 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 268
492 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 419

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 $ 4
102 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 87
5 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 4
16 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 14
332 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 284
7 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 7
353 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 301
365 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 312
336 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 286
8 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 7
10 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 8
307 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 262
48 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 44
7 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 6
96 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 87
33 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 30
111 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 99
19 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 17
48 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 43
52 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 47
106 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 95
41 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 37
62 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 56
144 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 129
365 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 323
313 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 277
43 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 39
16 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 14
29 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 26
59 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 53
129 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 115
4 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 4
7 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 7
40 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 36
43 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 39
389 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 352
17 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 16
87 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 78
45 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 41
6 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 6
91 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 81
69 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 62
53 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 48
16 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 14
34 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 31
69 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 63
11 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 11
80 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 72
142 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 128
318 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 282
7 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
292 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 260
107 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 97
83 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 75
3 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 3
11 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 10
63 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 56
87 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 78
1 Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 1

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 38 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 $ 34
106 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 95
67 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 60
127 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 114
121 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 109
25 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 22
25 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 23
77 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 69
110 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 99
12 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 11
202 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 180
59 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 53
10 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 9
117 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 105
3 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 3
31 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 28
310 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 274
13 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 12
179 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 159
63 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 57
73 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 66
61 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 55
59 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 52
51 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 46
58 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 52
59 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 55
2 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 2
14 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 13
55 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 51
107 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 99
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
53 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 49
32 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 30
330 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 303
88 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 82
63 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 58
52 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 48
107 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 101
57 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 53
47 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 43
50 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 46
57 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 52
67 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 62
51 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 47
38 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 36
69 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 64
46 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 43
62 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 57
78 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 72
32 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 30
75 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 69
37 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 35
107 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 100
151 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 141
45 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 42
57 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 53
228 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 211
3 Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 3
8 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 7

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 67 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 $ 62
88 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 82
9 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 8
26 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 24
4 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 4
43 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 40
188 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 177
40 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 37
93 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 87
58 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 54
38 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 35
39 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 36
48 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 44
34 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 32
56 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 52
11 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 10
10 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 9
34 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 31
56 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 52
12 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 12
30 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 28
60 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 55
61 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 56
11 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 10
74 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 69
12 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 11
34 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 32
46 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 43
82 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 76
8 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 7
10 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 9
209 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 193
49 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 46
93 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 86
97 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 89
75 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 69
42 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 39
63 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 58
105 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 97
20 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 18
427 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 401
77 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 73
140 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 132
56 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 53
19 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 19
8 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 8
36 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 35
23 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 22
52 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 50
68 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 65
17 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 17
47 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 44
11 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 11
11 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 11
33 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 31
44 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 42
18 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 17
16 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 15
23 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 22

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 12 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 $ 11
19 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 18
7 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 7
43 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 41
10 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 9
14 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 14
20 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 19
31 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 29
65 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 62
41 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 39
7 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 6
13 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 12
11 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 11
422 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 397
47 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 45
64 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 61
133 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 128
43 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 41
39 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 37
35 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 33
13 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 12
344 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 323
7 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 7
15 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 14
26 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 25
10 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 10
12 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 11
39 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 38
37 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 35
40 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 38
36 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 34
48 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 46
36 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 34
21 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 20
64 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 62
42 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 40
24 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 23
36 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 35
7 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 7
34 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 33
448 Government National Mortgage Association, Pool #MB0090 ................ 4.50 12/20/54 429
76 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 77
50 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 49
9 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 9
4 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 4
241 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 232
28 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 28
350 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 336
25 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 25
10 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 10
15 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 15
5 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 4
12 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 12
10 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 10
3 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 3
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
448 Government National Mortgage Association, Pool #MB0145 ................ 4.50 1/20/55 430
44 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 42
6 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 5

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 10 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 $ 10
328 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 315
16 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 16
19 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 19
32 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 31
27 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 27
519 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 500
9 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 8
186 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 181
8 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 8
137 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 133
50 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 48
4 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 4
58 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 59
345 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 340
448 Government National Mortgage Association, Pool #MB0146 ................ 5.00 1/20/55 441
545 Government National Mortgage Association, Pool #MB0025 ................ 5.00 11/20/54 537
3 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 3
8 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 8
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
337 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 333
8 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 8
28 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 28
16 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 16
13 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 13
8 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 8
7 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 7
18 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 18
362 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 358
42 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 42
11 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 12
186 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 184
28 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 28
8 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 8
361 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 356
7 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 7
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
614 Government National Mortgage Association, Pool #MA8428 ................ 5.00 11/20/52 606
8 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 8
134 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 134
363 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 358
25 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 25
5 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 5
373 Government National Mortgage Association, Pool #MB0092 ................ 5.50 12/20/54 373
388 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 389
280 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 281
443 Government National Mortgage Association, Pool #MA9906 ................ 5.50 9/20/54 444
449 Government National Mortgage Association, Pool #MA9965 ................ 5.50 10/20/54 451
167 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 168
43 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 45
351 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 353
152 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 153
432 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 433
254 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 255
5 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 5
442 Government National Mortgage Association, Pool #MA9851 ................ 5.50 8/20/54 443
336 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 338
24 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 25
147 Government National Mortgage Association, Pool #MA9852 ................ 6.00 8/20/54 149

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 447 Government National Mortgage Association, Pool #MA9966 ................ 6.00 10/20/54 $ 456
384 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 392
442 Government National Mortgage Association, Pool #MA9907 ................ 6.00 9/20/54 449
327 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 332
20 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 21
295 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 300
21 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 22
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 7
380 Government National Mortgage Association, Pool #MA9727 ................ 6.50 6/20/54 390
233 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 240
196 Government National Mortgage Association, Pool #MA9908 ................ 6.50 9/20/54 201
775 Government National Mortgage Association, 30 YR TBA .................. 2.00 4/20/55 633
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 5/20/55 20
250 Government National Mortgage Association, 30 YR TBA .................. 2.50 4/20/55 213
25 Government National Mortgage Association, 30 YR TBA .................. 2.50 5/20/54 21
150 Government National Mortgage Association, 30 YR TBA .................. 3.00 4/20/55 133
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 5/20/55 22
25 Government National Mortgage Association, 30 YR TBA .................. 3.50 5/20/55 23
250 Government National Mortgage Association, 30 YR TBA .................. 3.50 4/20/55 229
50 Government National Mortgage Association, 30 YR TBA .................. 4.00 5/20/55 47
100 Government National Mortgage Association, 30 YR TBA .................. 4.00 4/20/55 94
50 Government National Mortgage Association, 30 YR TBA .................. 4.50 5/20/55 48
250 Government National Mortgage Association, 30 YR TBA .................. 4.50 4/20/55 240
125 Government National Mortgage Association, 30 YR TBA .................. 5.00 4/20/55 123
100 Government National Mortgage Association, 30 YR TBA .................. 5.00 5/20/55 98
125 Government National Mortgage Association, 30 YR TBA .................. 5.50 4/20/55 125
175 Government National Mortgage Association, 30 YR TBA .................. 5.50 5/20/55 175
100 Government National Mortgage Association, 30 YR TBA .................. 6.00 5/20/54 101
700 Government National Mortgage Association, 30 YR TBA .................. 6.00 4/20/55 711
425 Government National Mortgage Association, 30 YR TBA .................. 6.50 4/20/55 435
25 Government National Mortgage Association, 30 YR TBA .................. 6.50 5/20/54 26
350 Government National Mortgage Association, 30 YR TBA .................. 7.00 4/20/55 361
Total U.S. Government Agency Mortgages ........................... 181,502
Corporate Bonds — 0.14%
100 PG&E Wildfire Recovery Funding LLC, Series A-2 (Electric Utilities)   ........ 4.26 6/1/36 95
225 PG&E Wildfire Recovery Funding LLC, Series A-5 (Electric Utilities)   ........ 5.10 6/1/52 215
Total Corporate Bonds .......................................... 310
Shares
Investment Companies — 17.55%
Domestic Fixed Income — 12.20%
465,127
Vanguard Intermediate-Term Treasury ETF ............................ 27,628

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2025.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Money Market Funds — 5.35%
12,089,140
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.22(b) $ 12,090
Total Investment Companies ...................................... 39,718
Total Investments Before TBA Sale Commitments 235,517
(cost $254,380) — 104.06% .......................................
Principal
Amount
(000)
TBA Sale Commitments (c) — (0.17)%
$ (50) Fannie Mae, 15 YR TBA ......................................... 2.50 4/25/40 (46)
(225) Fannie Mae, 30 YR TBA ......................................... 2.50 4/25/55 (187)
(200) Fannie Mae, 30 YR TBA ......................................... 2.00 4/25/55 (159)
Total TBA Sale Commitments ..................................... (392)
Liabilities in excess of other assets — (3.89)% ......................... (8,797)
Net Assets — 100.00% .......................................... $ 226,328
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on March 31, 2025.
(b) Annualized 7-day yield as of period-end.
(c) Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.
ETF—Exchange-Traded Fund
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC (Options
Overlay)
HC Capital
Solutions Total
Asset Backed Securities .................................................................................................................. 1.32% — — 1.32%
Collateralized Mortgage-Backed Securities .................................................................................... 4.86% — — 4.86%
U.S. Government Agency Mortgages ............................................................................................. 80.19% — — 80.19%
Corporate Bonds .............................................................................................................................. 0.14% — — 0.14%
Investment Companies .................................................................................................................... 4.27% 12.25% 1.03% 17.55%
TBA Sales Commitments ................................................................................................................ -0.17% — — -0.17%
Other Assets (Liabilities) ................................................................................................................. -3.96% — 0.07% -3.89%
Total Net Assets .......................................................................................................................... 86.65% 12.25% 1.10% 100.00%

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
176
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 97.70%
Alabama — 5.12%
$ 1,130 Auburn University Revenue, Series A Continuously Callable @100  ........... 5.00 6/1/28 $ 1,134
2,315 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 2,415
3,549
Arizona — 4.12%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,056
1,275 Maricopa County Industrial Development Authority Revenue, Series D  ........ 5.00(a) 1/1/46 1,301
500 Maricopa County Unified School District No. 41 Gilbert, GO, Series C  ........ 5.00 7/1/25 503
2,860
Arkansas — 1.87%
1,295 Rogers School District No. 30, GO Continuously Callable @100 (State Aid
Withholding) .............................................. 4.00 2/1/26 1,294
Florida — 2.04%
1,325 State of Florida Department of Transportation Turnpike System Revenue, Series C  5.00 7/1/28 1,415
Georgia — 1.92%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,334
Illinois — 6.60%
1,795 Regional Transportation Authority Revenue, Series A  ..................... 5.00 7/1/27 1,879
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 974
1,695 State of Illinois, GO  ............................................ 5.00 2/1/26 1,722
4,575
Iowa — 2.26%
1,000 City of Ankeny IA, GO, Series A  ................................... 5.00 6/1/25 1,003
550 Linn-Mar Community School District, GO Continuously Callable @100 (BAM) .. 5.00 5/1/27 563
1,566
Kansas — 2.23%
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 9/1/36 1,544
Maryland — 8.12%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 1,000
1,160 County of Harford MD, GO, Series B  ................................ 5.00 2/1/26 1,180
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,753
1,640 State of Maryland Department of Transportation Revenue  .................. 5.00 10/1/26 1,698
5,631
Massachusetts — 2.27%
1,545 Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/
Escrowed to Maturity)  ....................................... 5.00 2/15/49 1,575
Minnesota — 5.74%
1,730 City of Minneapolis, GO  ......................................... 5.00 12/1/26 1,791
1,270 State of Minnesota, GO, Series A  ................................... 5.00 9/1/28 1,363
750 University of Minnesota Revenue, Series B  ............................ 5.00 2/1/32 829
3,983
Missouri — 1.62%
1,100 Lindbergh School District, GO  ..................................... 4.00 3/1/27 1,124
Nebraska — 3.02%
2,060 Nebraska Public Power District Revenue, Series A  ....................... 5.00 1/1/26 2,091

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New Jersey — 8.89%
$ 1,735 New Jersey Educational Facilities Authority Revenue, Series A  .............. 5.00 3/1/27 $ 1,810
1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/30 1,275
3,000 State of New Jersey, GO, Series A  ................................... 5.00 6/1/26 3,077
6,162
New York — 5.03%
1,605 New York City Transitional Finance Authority Revenue, Series C-1  ........... 5.00 5/1/28 1,710
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,781
3,491
Oregon — 1.87%
1,250 Oregon State Lottery Revenue, Series A Continuously Callable @100  ......... 5.00 4/1/30 1,297
South Carolina — 2.36%
1,495 South Carolina Jobs-Economic Development Authority Revenue, Series A  ...... 5.00 11/1/31 1,637
South Dakota — 3.02%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,092
Tennessee — 4.84%
1,500 County of Wilson TN, GO  ........................................ 5.00 4/1/30 1,643
1,535 Metropolitan Government of Nashville & Davidson County, GO, Series A  ...... 5.00 1/1/32 1,717
3,360
Texas — 11.37%
1,735 Arlington Independent School District Tx, GO (PSF-GTD) ................. 5.00 2/15/26 1,768
1,670 City of Cedar Park TX, GO  ....................................... 5.00 2/15/27 1,736
1,550 City of Plano TX, GO  ........................................... 5.00 9/1/29 1,679
1,400 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/32 1,544
1,150 Round Rock Independent School District, GO (PSF-GTD) ................. 5.00 8/1/25 1,158
7,885
Virginia — 3.64%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 979
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 7/1/26 1,545
2,524
Washington — 4.16%
1,260 Central Puget Sound Regional Transit Authority Revenue (Pre-Refunded/Escrowed
to Maturity)  .............................................. 4.00 11/1/50 1,269
1,590 State of Washington, GO, Series R-2022C  ............................. 4.00 7/1/26 1,615
2,884
Wisconsin — 5.59%
2,700 State of Wisconsin, GO Continuously Callable @100  ..................... 5.00 5/1/29 2,705
1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series B  ................................................. 5.00 9/1/26 1,174
3,879
Total Municipal Bonds .......................................... 67,752

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
As of March 31, 2025, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Company — 0.47%
Money Market Funds — 0.47%
326,685
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.22(b) $ 327
Total Investment Company ....................................... 327
Total Investments (cost $68,458) — 98.17% .......................... 68,079
Other assets in excess of liabilities — 1.83% .......................... 1,267
Net Assets — 100.00% .......................................... $ 69,346
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on March 31, 2025.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — March 31, 2025 (Unaudited)
179
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 82.99%
Alabama — 1.93%
$ 1,415 Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue
Continuously Callable @100  .................................. 5.00 6/1/29 $ 1,420
2,895 Black Belt Energy Gas District Revenue Continuously Callable @101  ......... 4.00(a) 6/1/51 2,889
1,500 Black Belt Energy Gas District Revenue, Series B Continuously Callable @100  .. 5.25 12/1/53 1,601
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @100  ......... 5.00 10/1/36 1,963
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@100  ................................................... 5.75(a) 4/1/54 1,095
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,032
10,000
Arizona — 2.27%
3,425 Chandler Industrial Development Authority Revenue Continuously Callable @100
(AMT) .................................................. 4.00(a) 6/1/49 3,415
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@100 (AMT) ............................................. 5.00 7/1/30 1,627
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/32 1,834
4,000 Salt River Project Agricultural Improvement & Power District Revenue, Series A
Continuously Callable @100  .................................. 5.00 12/1/36 4,010
785 Salt River Project Agricultural Improvement & Power District Revenue, Series B
Continuously Callable @100  .................................. 5.00 5/1/39 865
11,751
California — 1.76%
2,500 California Community Choice Financing Authority Revenue, Series G Continuously
Callable @100  ............................................ 5.25(a) 11/1/54 2,655
1,900 Los Angeles Department of Water Power Revenue, Series E  ................ 5.00 7/1/34 2,104
945 Los Angeles Unified School District, GO, Series A  ....................... 5.00 7/1/30 1,053
1,000 State of California, GO Continuously Callable @100  ..................... 5.00 4/1/35 1,053
2,000 State of California, GO Continuously Callable @100  ..................... 5.00 9/1/33 2,241
9,106
Colorado — 1.26%
500 Canyons Metropolitan District No. 5, GO, Series A (BAM) ................. 5.00 12/1/33 546
900 City & County of Denver Co., GO, Series B Continuously Callable @100  ...... 5.00 8/1/35 1,019
1,000 Denver City & County School District No. 1, GO, Series A (State Aid Withholding) 5.50 12/1/25 1,018
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable
@100  ................................................... 5.00 3/15/29 3,944
6,527
Connecticut — 0.83%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,118
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @100  5.00 11/1/34 1,644
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,041
465 State of Connecticut, GO, Series E Continuously Callable @100  ............. 5.00 9/15/32 493
4,296
Delaware — 0.13%
620 Delaware Transportation Authority Revenue Continuously Callable @100  ...... 5.00 7/1/32 676
District of Columbia — 1.88%
2,500 District of Columbia Revenue Continuously Callable @100  ................ 5.00 7/15/32 2,525
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @100 (AMT) ............................. 4.00 10/1/36 2,022
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,122
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 3,102
9,771
Florida — 3.66%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @100  5.00(a) 12/1/37 2,033
1,500 Central Florida Expressway Authority Revenue (AGM) .................... 5.00 7/1/30 1,652

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Florida (continued)
$ 1,500 County of Lee FL Solid Waste System Revenue (AMT) .................... 5.00 10/1/25 $ 1,512
3,000 County of Miami-Dade FL Aviation Revenue, Series A  .................... 5.00 10/1/34 3,209
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,821
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 1,003
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @100  ........ 5.00 10/1/34 2,164
3,295 Orlando Utilities Commission Revenue, Series A Continuously Callable @100  .. 5.00 10/1/32 3,428
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 8/1/36 1,133
18,955
Georgia — 1.71%
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @100  ... 4.00(a) 3/1/50 5,025
1,500 Municipal Electric Authority of Georgia Revenue, Series A  ................. 5.00 1/1/34 1,650
1,000 State of Georgia, GO, Series A Continuously Callable @100  ................ 3.00 8/1/36 918
1,225 State of Georgia, GO, Series C  ..................................... 4.00 1/1/28 1,273
8,866
Illinois — 6.27%
1,025 Chicago O'Hare International Airport Revenue, Series F  ................... 5.00 1/1/32 1,114
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 481
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable
@100 (AMT) ............................................. 5.00 1/1/33 419
1,465 Chicago Transit Authority Sales Tax Receipts Revenue, Series A Continuously
Callable @100  ............................................ 5.00 12/1/36 1,609
49 City of Chicago IL Certificates of Participation, Series NT Continuously Callable
@100  ................................................... 7.46 2/15/26 35
1,200 City of Chicago IL Wastewater Transmission Revenue, Series B Continuously
Callable @100 (BAM) ....................................... 5.00 1/1/37 1,296
2,335 City of Chicago IL, GO, Series A Continuously Callable @100  .............. 4.00 1/1/36 2,197
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,565
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @100  .... 5.00(a) 5/15/50 1,390
1,650 Illinois Municipal Electric Agency Revenue, Series A Continuously Callable @100  4.00 2/1/35 1,601
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 1/1/30 906
3,035 Metropolitan Water Reclamation District of Greater Chicago, GO, Series A
Continuously Callable @100  .................................. 5.00 12/1/27 3,137
1,420 Metropolitan Water Reclamation District of Greater Chicago, GO, Series D  ..... 5.00 12/1/30 1,559
380 Regional Transportation Authority Revenue (AGM) ...................... 6.00 6/1/25 382
1,270 Sales Tax Securitization Corp. Revenue, Series C Continuously Callable @100  .. 5.00 1/1/35 1,373
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,124
5,945 State of Illinois Sales Tax Revenue, Series C Continuously Callable @100  ...... 5.00 6/15/43 6,237
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,042
2,995 University of Illinois Certificates of Participation, Series B Continuously Callable
@100  ................................................... 5.00 10/1/27 3,063
32,530
Indiana — 1.98%
2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 2,535
2,250 Indiana Finance Authority Revenue, Series B Continuously Callable @100  ..... 2.25(a) 12/1/58 2,214
3,655 Indiana Finance Authority Revenue, Series B-3 Continuously Callable @100  .... 5.00(a) 10/1/55 4,005
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @100  ..... 5.00 10/1/34 1,489
10,243
Iowa — 0.09%
450 Iowa Tobacco Settlement Authority Revenue, Series A2 Continuously Callable
@100  ................................................... 5.00 6/1/32 488
Kansas — 0.20%
920 State of Kansas Department of Transportation Revenue, Series A  ............ 5.00 9/1/32 1,031

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Kentucky — 1.57%
$ 3,560 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 4.00(a) 8/1/52 $ 3,556
3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 5.25(a) 4/1/54 3,300
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,271
8,127
Louisiana — 0.28%
1,415 Jefferson Sales Tax District Revenue, Series A (AGM) .................... 5.00 12/1/25 1,432
Maine — 0.31%
1,025 Finance Authority of Maine Revenue, Series A1 (AGM) ................... 5.00 12/1/26 1,048
490 Maine Municipal Bond Bank Revenue, Series B  ........................ 5.00 11/1/29 534
1,582
Maryland — 2.56%
2,000 County of Baltimore MD, GO Continuously Callable @100  ................ 4.00 3/1/33 2,042
860 County of Frederick MD, GO Continuously Callable @100  ................ 5.00 4/1/37 956
1,190 County of Howard MD, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 1,327
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,178
2,500 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 5.00 10/1/32 2,738
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 4.00 10/1/32 1,008
1,495 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 6/1/34 1,655
1,240 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 3/15/31 1,349
13,253
Massachusetts — 2.15%
3,000 Commonwealth of Massachusetts, GO, Series A (AMBAC) ................. 5.50 8/1/30 3,339
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @100  ... 5.00 5/1/35 867
3,550 Massachusetts Development Finance Agency Revenue, Series N-2 Continuously
Callable @100  ............................................ 5.00 7/1/35 3,885
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,456
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,628
11,175
Michigan — 3.59%
1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable
@100  ................................................... 5.00 7/1/37 1,067
2,000 Detroit Regional Convention Facility Authority Revenue, Series C Continuously
Callable @100  ............................................ 5.00 10/1/38 2,134
1,000 Forest Hills Public Schools, GO, Series I Continuously Callable @100  ........ 5.00 5/1/44 1,076
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/37 1,385
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.50 12/1/29 1,003
6,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.00(a) 11/15/44 6,128
1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 1,194
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,403
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 4.00 2/15/44 912
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,494
790 Novi Community School District, GO, Series III  ........................ 5.00 5/1/26 809
18,605
Minnesota — 2.70%
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @100  ............................................ 5.00 1/1/36 1,919
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,120
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,342
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,385

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Minnesota (continued)
$ 1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 $ 1,516
3,000 State of Minnesota, GO, Series B Continuously Callable @100  .............. 5.00 8/1/35 3,347
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,391
14,020
Missouri — 1.05%
1,545 City of Kansas City Mo Water Revenue, Series A Continuously Callable @100  .. 5.00 12/1/44 1,626
995 St Joseph School District, GO (ST AID DIR DEP) ....................... 5.00 3/1/27 1,033
2,505 The Curators of the University of Missouri Revenue, Series B  ............... 5.00 11/1/30 2,772
5,431
Nebraska — 0.68%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/31 1,024
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/32 1,019
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @100  ... 5.00 2/1/34 1,498
3,541
Nevada — 1.84%
750 City of North Las Vegas NV, GO, Series B  ............................ 5.00 6/1/33 833
2,915 Clark County School District, GO, Series A Continuously Callable @100 (AGM) . 5.00 6/15/32 3,142
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @100  .... 4.00 6/1/34 5,582
9,557
New Jersey — 2.89%
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,278
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100  ................................................... 5.00 11/1/30 463
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,058
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,806
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @100  ............................................ 5.00 6/15/36 1,924
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @100  ............................................ 5.00 6/15/36 813
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,084
4,295 New Jersey Turnpike Authority Revenue, Series A Continuously Callable @100  . 5.00 1/1/31 4,348
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,154
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 6/1/33 1,069
14,997
New Mexico — 0.71%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
(State Aid Withholding) ...................................... 5.00 8/1/29 1,089
2,590 New Mexico Educational Assistance Foundation Revenue, Series 1A (AMT) .... 5.00 9/1/25 2,606
3,695
New York — 7.86%
5,000 City of New York NY, GO, Series E Continuously Callable @100  ............ 5.00 8/1/43 5,322
2,890 City of New York NY, GO, Series 1-A Continuously Callable @100  .......... 5.00 4/1/32 3,141
1,165 Empire State Development Corp. Revenue, Series A Continuously Callable @100  5.00 3/15/35 1,303
6,915 Metropolitan Transportation Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 11/15/38 7,432
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @100  .................................. 5.00 6/15/34 1,122
4,940 New York City Municipal Water Finance Authority Revenue, Series CC-2  ...... 5.00 6/15/36 5,707
865 New York City Municipal Water Finance Authority Revenue, Series CC  ....... 5.00 6/15/31 962
1,500 New York City Transitional Finance Authority Revenue, Series D-1 Continuously
Callable @100  ............................................ 5.00 11/1/36 1,663
930 New York City Transitional Finance Authority Revenue, Series A-1  ........... 5.00 11/1/32 1,034

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New York (continued)
$ 1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 2/15/31 $ 1,026
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @100  5.00 3/15/35 5,196
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,867
4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @100 (AMT) ....................................... 4.00 3/15/30 5,051
40,826
North Carolina — 0.61%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 910
1,100 County of Wake NC, GO, Series A  .................................. 5.00 2/1/30 1,208
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue, Series SE  ........... 5.00(a) 1/15/50 1,063
3,181
Ohio — 3.10%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2 Continuously
Callable @100  ............................................ 5.00 6/1/32 3,196
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100  ........ 5.00 6/1/29 1,473
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,078
125 County of Mahoning OH Revenue (Pre-Refunded/Escrowed to Maturity) (NATL) . 5.50 10/15/25 125
800 County of Montgomery OH Revenue Continuously Callable @100  ........... 5.00 8/1/33 863
1,130 County of Warren OH Revenue Continuously Callable @100  ............... 5.00 7/1/36 1,205
1,750 Ohio Water Development Authority Revenue, Series A Continuously Callable @100  5.00 12/1/37 1,944
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @100  ............................ 5.00 6/1/35 3,423
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 1,956
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 794
16,057
Oklahoma — 0.52%
1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @100  .... 5.00 6/1/37 2,134
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable
@100 (AGM) ............................................. 4.00 1/1/32 551
2,685
Oregon — 1.46%
2,500 Multnomah County School District No. 1 Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,715
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT) 5.00 7/1/35 2,622
2,000 Portland Community College District, GO Continuously Callable @100  ....... 5.00 6/15/35 2,224
7,561
Pennsylvania — 5.94%
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,051
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,080
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/30 2,763
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/31 1,832
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100  .... 5.00 6/1/32 1,040
3,500 Commonwealth of Pennsylvania, GO, Series BAM-TCRS Continuously Callable
@100 (BAM) ............................................. 4.00 3/1/35 3,512
835 Commonwealth of Pennsylvania, GO, Series B Continuously Callable @100  .... 5.00 8/15/38 922
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@100 (AMT) ............................................. 2.45(a) 12/1/39 1,671
4,000 Montgomery County Industrial Development Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/42 4,164
1,000 Pennsylvania Economic Development Financing Authority Revenue, Series B
Continuously Callable @100  .................................. 5.00 3/15/38 1,070
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 (AMT) ....................................... 5.00 12/31/33 3,926
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,015
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,053
2,455 Pennsylvania Turnpike Commission Revenue, Series 1 Continuously Callable @100  5.00 6/1/35 2,729

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Pennsylvania (continued)
$ 625 Pennsylvania Turnpike Commission Revenue, Series B  ................... 5.00 12/1/28 $ 668
1,130 Temple University-of The Commonwealth System of Higher Education Revenue
Continuously Callable @100 (AGC) ............................. 5.00 4/1/40 1,228
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,092
30,816
Rhode Island — 0.51%
625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 669
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 1,987
2,656
South Carolina — 0.56%
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,065
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 719
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,106
2,890
Tennessee — 1.45%
1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 1,312
500 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/29 537
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue, Series A  ....................................... 5.00 7/1/34 1,116
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,321
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100  ......................... 5.00 5/1/35 1,058
1,350 Metropolitan Government of Nashville & Davidson County, GO Continuously
Callable @100  ............................................ 4.00 7/1/33 1,366
730 Metropolitan Government of Nashville & Davidson County, GO, Series A  ...... 5.00 1/1/32 817
7,527
Texas — 10.09%
1,230 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/28 1,304
1,000 Arlington Higher Education Finance Corp. Revenue Continuously Callable @100  5.00 8/15/39 1,076
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,072
2,500 Central Texas Turnpike System Revenue, Series C Continuously Callable @100  . 5.00 8/15/37 2,718
920 City of College Station TX, GO  .................................... 5.00 2/15/31 1,007
300 City of Pearland TX, GO Continuously Callable @100  .................... 5.00 3/1/29 311
1,000 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/26 1,017
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,346
940 City of San Antonio TX, GO  ...................................... 5.00 2/1/27 978
2,200 Clifton Higher Education Finance Corp. Revenue (PSF-GTD) ............... 5.00 8/15/25 2,217
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable
@100 (PSF-GTD) .......................................... 4.00 8/15/34 958
1,545 County of Harris TX Revenue, Series A Continuously Callable @100  ......... 5.00 8/15/30 1,580
1,750 County of Harris TX Revenue Continuously Callable @100  ................ 5.00 8/15/34 1,756
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100  ............ 5.00 12/1/33 5,056
545 Dallas Fort Worth International Airport Revenue  ........................ 5.00 11/1/30 598
1,500 Dallas Independent School District, GO, Series A Continuously Callable @100
(PSF-GTD) ............................................... 5.00 2/15/27 1,504
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/27 1,513
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,189
850 Love Field Airport Modernization Corp. Revenue Continuously Callable @100  .. 5.00 11/1/28 850
2,300 Love Field Airport Modernization Corp. Revenue (AMT) .................. 5.00 11/1/25 2,318
1,090 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 1,172
2,180 Lower Colorado River Authority Revenue Continuously Callable @100  ....... 5.00 5/15/32 2,343
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 (AGM) .. 5.00 5/15/34 1,106

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Texas (continued)
$ 2,410 Midland Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/37 $ 2,648
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/32 1,402
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00(a) 7/1/53 2,175
1,545 Tarrant County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/36 1,637
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @100  .................................. 5.50(a) 1/1/54 3,846
2,230 University of Houston Revenue, Series C Continuously Callable @100  ........ 5.00 2/15/28 2,269
1,300 West Harris County Regional Water Authority Revenue  ................... 5.00 12/15/27 1,366
1,000 West Travis County Public Utility Agency Revenue (BAM) ................. 5.00 8/15/26 1,029
52,361
Virginia — 0.34%
760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @100  ............................................ 5.00 4/1/38 842
850 Hampton Roads Transportation Accountability Commission Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/31 930
1,772
Washington — 3.97%
955 City of Seattle WA, GO Continuously Callable @100  ..................... 5.00 5/1/38 1,055
1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @100 (SCH BD GTY) ................................ 5.00 12/1/36 1,718
3,665 Port of Seattle WA Revenue, Series B Continuously Callable @100  ........... 5.00 7/1/36 3,888
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,525
1,555 Port of Seattle WA Revenue Continuously Callable @100 (AMT) ............ 5.00 8/1/33 1,638
1,300 State of Washington, GO, Series C Continuously Callable @100  ............. 5.00 2/1/33 1,426
7,065 State of Washington, GO, Series R-2017A Continuously Callable @100  ....... 5.00 8/1/32 7,210
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 880
1,250 Washington Health Care Facilities Authority Revenue, Series B  ............. 5.00 10/1/25 1,260
20,600
Wisconsin — 2.28%
580 Madison Metropolitan School District, GO Continuously Callable @100  ....... 5.00 3/1/34 620
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,429
1,000 Racine Unified School District, GO Continuously Callable @100 (AGC) ....... 4.00 4/1/44 934
1,000 University of Wisconsin Hospitals & Clinics Revenue, Series B Continuously
Callable @100  ............................................ 5.00(a) 4/1/54 1,085
1,225 University of Wisconsin Hospitals & Clinics Revenue, Series A  ............. 5.00 4/1/26 1,248
1,000 West Allis West Milwaukee School District, GO Continuously Callable @100  ... 3.00 4/1/38 891
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,116
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/35 2,484
11,807
Total Municipal Bonds .......................................... 430,394
Shares
Investment Companies — 16.84%
Domestic Fixed Income — 12.42%
453,640
AllianceBernstein National Municipal Income Fund, Inc. .................. 4,927
319,133
BlackRock Municipal 2030 Target Term Trust .......................... 6,775
371,024
BlackRock Muniholdings California Quality Fund, Inc. .................... 3,974
196,472
BlackRock Muniholdings Fund ..................................... 2,307
377,596
BlackRock MuniYield Fund, Inc. ................................... 3,984
348,844
BlackRock MuniYield Quality Fund III, Inc. ........................... 3,834
270,829
BNY Mellon Strategic Municipals, Inc. ............................... 1,657

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — March 31, 2025 (Unaudited)
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Domestic Fixed Income (continued)
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... $ 796
323,740
DWS Municipal Income Trust ...................................... 3,037
138,683
Eaton Vance California Municipal Bond Fund .......................... 1,286
241,922
Eaton Vance Municipal Bond Fund .................................. 2,412
139,172
Eaton Vance New York Municipal Bond Fund .......................... 1,321
34,925
Federated Hermes Premier Municipal Income Fund ...................... 379
192,279
Invesco Quality Municipal Income Trust .............................. 1,861
58,440
iShares National Muni Bond ETF ................................... 6,162
195,885
MFS High Income Municipal Trust .................................. 723
463,249
MFS High Yield Municipal Trust .................................... 1,617
64,854
Nuveen AMT-Free Quality Municipal Income Fund ...................... 726
214,282
Nuveen Municipal Credit Income Fund ............................... 2,621
101,974
Nuveen Municipal Value Fund, Inc. .................................. 894
40,806
Nuveen Quality Municipal Income Fund .............................. 470
87,267
NYLI MacKay DefinedTerm Muni Opportunities Fund .................... 1,316
315,690
PIMCO California Municipal Income Fund II ........................... 1,780
240,845
PIMCO Municipal Income Fund III .................................. 1,724
441,784
Pioneer Municipal High Income Advantage Fund, Inc. .................... 3,689
397,985
Western Asset Managed Municipals Fund, Inc. .......................... 4,095
64,367
Money Market Funds — 4.42%
22,946,458
BlackRock Liquidity Funds MuniCash ................................ 2.91(b) 22,948
Total Investment Companies ...................................... 87,315
Total Investments (cost $527,715) — 99.83% ......................... 517,709
Other assets in excess of liabilities — 0.17% .......................... 862
Net Assets — 100.00% .......................................... $ 518,571
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on March 31, 2025.
(b) Annualized 7-day yield as of period-end.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF—Exchange-Traded Fund
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — March 31, 2025 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of
March 31, 2025
.
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 74.88% 8.11% — — 82.99%
Investment Companies ............................................................................................ 3.39% — 12.41% 1.04% 16.84%
Other Assets (Liabilities) ........................................................................................ -0.22% 0.12% 0.40% -0.13% 0.17%
Total Net Assets ................................................................................................. 78.05% 8.23% 12.81% 0.91% 100.00%